UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4008

Fidelity Investment Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2006

Item 1. Reports to Stockholders

Fidelity's

Broadly Diversified International Equity

Funds

Fidelity® Global Balanced Fund

Fidelity Diversified International Fund

Fidelity Aggressive International Fund

Fidelity Overseas Fund

Fidelity Worldwide Fund

Semiannual Report

April 30, 2006
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Global Balanced Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Diversified International Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Aggressive International Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Overseas Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Worldwide Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes to Financial Statements	<Click Here>	Notes to the Financial Statements
Report of Independent Registered Public Accounting Firm	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view each fund's most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Chairman's Message

(Photograph of Edward C. Johnson 3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time-tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d.
Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2005 to April 30, 2006).

Actual Expenses

The first line of the table below for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2005	Ending Account Value April 30, 2006	Expenses Paid During Period* November 1, 2005 to April 30, 2006
Global Balanced
Actual	$1,000.00	$1,129.40	$6.23
HypotheticalA	$1,000.00	$1,018.94	$5.91
Diversified International
Actual	$1,000.00	$1,247.80	$5.91
HypotheticalA	$1,000.00	$1,019.54	$5.31
Aggressive International
Actual	$1,000.00	$1,212.00	$4.88
HypotheticalA	$1,000.00	$1,020.38	$4.46
Overseas
Actual	$1,000.00	$1,266.70	$6.07
HypotheticalA	$1,000.00	$1,019.44	$5.41
Worldwide
Actual	$1,000.00	$1,186.40	$6.23
HypotheticalA	$1,000.00	$1,019.09	$5.76

A5% return per year before expenses

*Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Global Balanced	1.18%
Diversified International	1.06%
Aggressive International	.89%
Overseas	1.08%
Worldwide	1.15%

Semiannual Report

Global Balanced

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2006
United States of America	39.9%
Japan	16.0%
France	8.3%
Germany	6.9%
United Kingdom	4.8%
Austria	4.3%
Switzerland	3.2%
Norway	2.4%
Netherlands	2.1%
Other	12.1%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2005
United States of America	47.1%
Japan	20.1%
Germany	7.5%
United Kingdom	7.1%
France	3.7%
Switzerland	2.1%
Canada	1.9%
Spain	1.8%
Italy	1.4%
Other	7.3%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	64.4	64.5
Bonds	31.3	23.3
Short-Term Investments and Net Other Assets	4.3	12.2
Top Five Stocks as of April 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A (sub. vtg.) (United States of America)	1.1	0.8
American International Group, Inc. (United States of America)	1.0	0.5
General Electric Co. (United States of America)	0.9	1.1
NTL, Inc. (United States of America)	0.8	0.0
Federated Department Stores, Inc. (United States of America)	0.8	0.4
	4.6
Top Five Bond Issuers as of April 30, 2006
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Japan Government	9.6	9.5
French Government	5.8	1.5
U.S. Treasury Obligations	5.0	6.1
Austrian Republic	3.8	0.0
United Kingdom, Great Britain & Northern Ireland	1.7	0.6
	25.9
Market Sectors as of April 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	14.3	12.8
Consumer Discretionary	8.6	8.7
Information Technology	8.1	7.4
Industrials	7.4	5.7
Energy	6.8	7.4
Consumer Staples	5.8	6.2
Health Care	5.6	6.3
Materials	4.9	2.4
Telecommunication Services	2.7	1.6
Utilities	1.7	1.3

Semiannual Report

Global Balanced

Investments April 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 63.6%
	Shares	Value (Note 1)
Argentina - 0.3%
Cresud S.A.C.I.F.y A. sponsored ADR	36,200	$628,794
Australia - 0.6%
BHP Billiton Ltd.	16,034	365,254
Downer EDI Ltd.	35,463	233,835
Oxiana Ltd.	185,924	481,619
Vision Group Holdings Ltd.	55,916	186,897
WorleyParsons Ltd.	15,900	235,529
TOTAL AUSTRALIA		1,503,134
Austria - 0.5%
Flughafen Wien AG	7,600	579,723
OMV AG	9,000	625,766
TOTAL AUSTRIA		1,205,489
Bermuda - 0.6%
Endurance Specialty Holdings Ltd.	11,000	340,560
Lazard Ltd. Class A	6,400	284,160
Marvell Technology Group Ltd. (a)	8,200	468,138
Pacific Basin Shipping Ltd.	604,000	268,763
TOTAL BERMUDA		1,361,621
Canada - 1.0%
European Goldfields Ltd. (a)	99,500	385,362
First Quantum Minerals Ltd.	13,700	662,208
MagIndustries Corp. (a)	154,500	221,109
MagIndustries Corp. (a)(i)	225,120	289,958
New Flyer Industries, Inc. / New Flyer Canada	58,400	444,007
Ultra Petroleum Corp. (a)	7,600	486,096
TOTAL CANADA		2,488,740
Cayman Islands - 0.6%
Foxconn International Holdings Ltd. (a)	108,000	232,624
Herbalife Ltd. (a)	5,300	184,440
Noble Corp.	11,400	899,916
TOTAL CAYMAN ISLANDS		1,316,980
China - 0.4%
China Life Insurance Co. Ltd. (H Shares)	225,000	303,258
Focus Media Holding Ltd. ADR	12,400	748,836
TOTAL CHINA		1,052,094
Finland - 0.4%
Metso Corp.	21,400	850,478
France - 2.5%
Compagnie Generale de Geophysique SA (a)	5,300	856,572
Icade SA	16,500	709,659
Lagardere S.C.A. (Reg.)	6,400	528,884
Pernod Ricard SA	6,165	1,195,490
Renault SA	9,600	1,114,289
Total SA Series B	5,751	1,587,506
TOTAL FRANCE		5,992,400

	Shares	Value (Note 1)
Germany - 3.8%
Bayer AG (f)	34,300	$1,584,283
Deutsche Postbank AG	8,000	611,648
E.ON AG	11,700	1,424,709
Infineon Technologies AG (a)	116,500	1,423,630
Lanxess AG (a)	25,300	1,034,838
MAN AG	9,600	727,800
Premiere AG (a)(f)	56,200	921,761
SAP AG sponsored ADR	21,500	1,174,545
TOTAL GERMANY		8,903,214
Greece - 0.3%
Greek Organization of Football Prognostics SA	21,950	811,411
Hong Kong - 0.3%
Chaoda Modern Agriculture (Holdings) Ltd.	306,000	213,122
China Mobile (Hong Kong) Ltd.	27,500	158,730
CNOOC Ltd.	146,000	117,692
Esprit Holdings Ltd.	13,000	103,788
Hong Kong & China Gas Co. Ltd.	84,000	200,431
Prosperity (REIT)	468	131
TOTAL HONG KONG		793,894
India - 0.4%
Bharat Heavy Electricals Ltd.	4,562	239,925
Crompton Greaves Ltd.	12,219	289,188
ICICI Bank Ltd.	14,638	188,827
Larsen & Toubro Ltd.	3,037	182,274
TOTAL INDIA		900,214
Italy - 1.3%
Banca Intesa Spa (f)	89,700	533,031
ENI Spa sponsored ADR	12,050	737,581
FASTWEB Spa	17,600	884,205
Unicredito Italiano Spa	139,400	1,050,495
TOTAL ITALY		3,205,312
Japan - 6.4%
Aeon Fantasy Co. Ltd.	1,800	75,557
Anritsu Corp.	12,000	79,877
Asics Corp.	5,000	60,988
Canon, Inc.	2,800	212,240
Create SD Co. Ltd.	1,800	58,801
Dainippon Ink & Chemicals, Inc.	40,000	160,527
Daiwa House Industry Co. Ltd.	5,000	85,225
Diamond Lease Co. Ltd.	6,200	332,119
eAccess Ltd. (f)	267	184,292
East Japan Railway Co.	38	296,659
EDION Corp.	4,300	104,031
Fanuc Ltd.	2,300	217,528
First Juken Co. Ltd.	4,700	54,894
Fujitsu Ltd.	28,000	233,344
Heiwado Co. Ltd.	5,000	100,549
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Hirose Electric Co. Ltd.	700	$102,718
Hitachi Ltd.	25,000	186,025
Iino Kaiun Kaisha Ltd.	7,900	75,410
Itochushokuhin Co. Ltd.	8,200	349,243
Japan Retail Fund Investment Corp.	8	66,318
Japan Tobacco, Inc.	60	241,317
JSR Corp.	5,900	181,857
Kamigumi Co. Ltd.	10,000	79,737
Kansai Urban Banking Corp.	19,000	89,598
Kawasaki Kisen Kaisha Ltd. (f)	21,000	132,040
KDDI Corp.	25	154,116
Kobayashi Pharmaceutical Co. Ltd.	2,500	88,474
Kuraray Co. Ltd.	15,000	185,071
Kurita Water Industries Ltd.	2,900	59,082
Kyocera Corp.	2,500	234,700
Land Business Co. Ltd.	16	56,202
Matsushita Electric Industrial Co. Ltd.	16,000	387,360
Mitsubishi Estate Co. Ltd.	2,000	43,732
Mitsui & Co. Ltd.	32,000	483,618
Mitsui Fudosan Co. Ltd.	10,000	223,930
Mizuho Financial Group, Inc.	133	1,134,077
Murata Manufacturing Co. Ltd.	3,000	218,397
Nafco Co. Ltd.	2,600	102,288
Nikko Cordial Corp.	26,000	420,795
Nintendo Co. Ltd.	1,200	179,144
Nippon Oil Corp.	51,000	403,521
Nippon Steel Corp.	141,000	520,044
Nissan Motor Co. Ltd.	34,400	452,876
Nissin Food Products Co. Ltd.	5,100	162,573
NTN Corp.	10,000	82,547
Omron Corp.	10,200	284,839
Organo Corp.	18,000	176,404
Ricoh Co. Ltd.	3,000	59,539
Sasakura Engineering Co. Ltd.	7,000	80,035
Seiko Epson Corp.	4,700	148,171
Shinagawa Refractories Co. Ltd.	14,000	68,847
Sho-Bond Corp.	9,700	97,532
Shoei Co.	3,700	123,794
Sompo Japan Insurance, Inc.	7,000	101,427
Sony Corp.	1,300	63,622
Stanley Electric Co. Ltd.	19,500	453,787
Sumitomo Corp.	22,000	329,589
Sumitomo Electric Industries Ltd.	12,600	200,051
Sumitomo Metal Industries Ltd.	56,000	236,048
Sumitomo Mitsui Financial Group, Inc.	45	493,963
Sumitomo Trust & Banking Co. Ltd.	13,000	138,362
Takeda Pharamaceutical Co. Ltd.	9,000	550,077
Takefuji Corp.	2,690	174,806
Teijin Ltd.	10,000	68,584
The Sumitomo Warehouse Co. Ltd.	9,000	69,945
Toc Co. Ltd.	20,000	119,429
Toenec Corp.	32,000	158,490

	Shares	Value (Note 1)
Tokyo Tatemono Co. Ltd.	8,000	$92,382
Tokyo Tomin Bank Ltd.	2,300	114,924
TonenGeneral Sekiyu KK (f)	36,000	391,060
Torishima Pump Manufacturing Co. Ltd.	12,000	97,370
Toyota Motor Corp.	8,100	474,377
UNY Co. Ltd.	18,000	321,668
Valor Co. Ltd.	5,200	105,941
Yachiyo Industry Co. Ltd.	2,600	70,779
TOTAL JAPAN		15,219,283
Korea (South) - 0.7%
Industrial Bank of Korea	11,090	223,411
Kookmin Bank	2,820	252,653
Korea Electric Power Corp.	4,450	197,694
KT&G Corp.	3,020	169,068
NHN Corp. (a)	708	251,477
Samsung Engineering Co. Ltd.	7,990	341,830
Taewoong Co. Ltd.	10,360	225,731
TOTAL KOREA (SOUTH)		1,661,864
Luxembourg - 0.7%
Millicom International Cellular SA unit (a)	34,500	1,694,877
Netherlands - 1.7%
Completel Europe NV (a)	6,559	433,619
ING Groep NV (Certificaten Van Aandelen)	33,500	1,359,430
Reed Elsevier NV	64,800	960,620
Tele Atlas NV (a)	49,200	1,250,775
TOTAL NETHERLANDS		4,004,444
Norway - 2.4%
Petroleum Geo-Services ASA (a)	21,450	1,207,951
Statoil ASA	46,900	1,545,117
TANDBERG ASA	56,600	576,398
TANDBERG Television ASA (a)	31,800	639,943
TGS Nopec Geophysical Co. ASA (a)	7,000	470,317
Yara International ASA	70,900	1,142,008
TOTAL NORWAY		5,581,734
Papua New Guinea - 0.1%
Oil Search Ltd.	78,100	255,113
Philippines - 0.1%
Semirara Mining Corp.	384,000	204,196
Russia - 0.3%
JSC MMC 'Norilsk Nickel' sponsored ADR	5,200	689,000
Singapore - 0.1%
Keppel Land Ltd.	69,000	206,889
Spain - 0.7%
Banco Bilbao Vizcaya Argentaria SA	45,100	994,906
Telefonica SA sponsored ADR	14,840	712,172
TOTAL SPAIN		1,707,078
Common Stocks - continued
	Shares	Value (Note 1)
Sweden - 0.9%
Micronic Laser Systems AB (a)	50,300	$1,021,927
OMX AB	3,800	73,072
Swedish Match Co.	68,200	1,024,135
TOTAL SWEDEN		2,119,134
Switzerland - 3.2%
Actelion Ltd. (Reg.) (a)	13,016	1,471,292
Alcon, Inc.	6,700	681,457
Credit Suisse Group sponsored ADR	20,300	1,234,037
Nestle SA sponsored ADR	9,400	718,630
Novartis AG:
(Reg.)	15,988	919,470
sponsored ADR	4,400	253,044
Swissfirst AG	4,084	357,264
Syngenta AG:
warrants 5/22/06 (a)	9,023	14,477
(Switzerland)	4,975	691,028
The Swatch Group AG (Reg.)	31,679	1,162,134
TOTAL SWITZERLAND		7,502,833
Taiwan - 0.1%
Holtek Semiconductor, Inc.	84,000	168,232
Powertech Technology, Inc.	35,000	120,118
TOTAL TAIWAN		288,350
Turkey - 0.2%
Akenerji Elektrik Uretimi Otoproduktor Grubu AS (a)	106,401	392,618
Selcuk Ecza Deposu Tic AS	18,000	91,191
TOTAL TURKEY		483,809
United Kingdom - 2.9%
Amlin PLC	6,300	32,343
AstraZeneca PLC sponsored ADR	1,600	88,208
BAE Systems PLC	183,510	1,397,274
Benfield Group PLC	217,800	1,543,172
BG Group PLC	61,900	832,000
Chaucer Holdings PLC	661,400	832,297
ITV PLC	471,800	989,512
NETeller PLC (a)	43,200	610,592
Standard Chartered PLC (United Kingdom)	16,893	448,573
TOTAL UNITED KINGDOM		6,773,971
United States of America - 30.1%
Actel Corp. (a)	4,800	77,136
AES Corp. (a)	25,500	432,735
Airgas, Inc.	9,400	380,230
AirTran Holdings, Inc. (a)	20,700	289,386
Alcoa, Inc.	15,800	533,724
Allergan, Inc.	5,200	534,144
Allied Waste Industries, Inc. (a)	46,800	662,688
Altria Group, Inc.	18,900	1,382,724
Amerada Hess Corp.	3,100	444,137

	Shares	Value (Note 1)
American Express Co.	13,900	$747,959
American International Group, Inc.	35,687	2,328,577
American Tower Corp. Class A (a)	18,400	628,176
Amphenol Corp. Class A	7,400	427,720
AMR Corp. (a)	6,800	167,552
Amylin Pharmaceuticals, Inc. (a)	2,900	126,295
Apple Computer, Inc. (a)	10,300	725,017
Applied Materials, Inc.	10,000	179,500
aQuantive, Inc. (a)	17,500	438,550
Aspect Medical Systems, Inc. (a)	8,400	239,064
AT&T, Inc.	15,600	408,876
Atmel Corp. (a)	67,600	354,224
Avon Products, Inc.	33,600	1,095,696
Badger Meter, Inc.	3,200	197,376
Bank of America Corp.	18,400	918,528
BEA Systems, Inc. (a)	19,500	258,375
Beacon Roofing Supply, Inc. (a)	4,600	170,200
Best Buy Co., Inc.	21,000	1,189,860
BioMarin Pharmaceutical, Inc. (a)	16,800	206,640
C.R. Bard, Inc.	10,200	759,492
Carpenter Technology Corp.	3,800	452,010
Cisco Systems, Inc. (a)	43,400	909,230
Coldwater Creek, Inc. (a)	12,750	356,490
Colgate-Palmolive Co.	18,700	1,105,544
CONSOL Energy, Inc.	8,900	757,924
Cooper Companies, Inc.	100	5,482
CyberSource Corp. (a)	39,200	366,128
E*TRADE Financial Corp. (a)	16,300	405,544
Entegris, Inc. (a)	17,200	175,096
Evergreen Solar, Inc. (a)	11,200	155,456
Exelixis, Inc. (a)	8,800	94,688
Exelon Corp.	15,000	810,000
Exxon Mobil Corp.	10,400	656,032
Federated Department Stores, Inc.	23,000	1,790,550
First Data Corp.	12,300	586,587
Fluor Corp.	9,300	864,063
FormFactor, Inc. (a)	4,400	183,436
FPL Group, Inc.	12,100	479,160
Gartner, Inc. Class A (a)	7,200	100,944
Genentech, Inc. (a)	12,300	980,433
General Dynamics Corp.	7,900	518,398
General Electric Co.	62,700	2,168,793
General Growth Properties, Inc.	9,040	424,428
Gilead Sciences, Inc. (a)	8,500	488,750
Golden West Financial Corp., Delaware	18,200	1,308,034
Goldman Sachs Group, Inc.	4,300	689,247
Google, Inc. Class A (sub. vtg.) (a)	6,300	2,633,022
Halliburton Co.	15,400	1,203,510
Harris Corp.	10,400	484,328
Hartford Financial Services Group, Inc.	8,200	753,826
Health Net, Inc. (a)	12,600	512,820
Hewlett-Packard Co.	29,700	964,359
Honeywell International, Inc.	32,600	1,385,500
Hudson City Bancorp, Inc.	33,200	445,212
Common Stocks - continued
	Shares	Value (Note 1)
United States of America - continued
International Game Technology	11,700	$443,781
Inverness Medical Innovations, Inc. (a)	6,700	174,200
JCPenney Co., Inc.	7,200	471,312
Johnson & Johnson	30,500	1,787,605
JPMorgan Chase & Co.	29,200	1,325,096
Kellogg Co.	14,500	671,495
MCF Corp. (a)	77,100	97,917
Merck & Co., Inc.	11,000	378,620
Monsanto Co.	6,600	550,440
Myogen, Inc. (a)	4,400	145,464
National Oilwell Varco, Inc. (a)	8,500	586,245
NCI, Inc. Class A	7,725	108,536
NCR Corp. (a)	18,600	732,840
Norfolk Southern Corp.	3,200	172,800
Northern Trust Corp.	13,000	765,570
NTL, Inc. (a)	68,450	1,881,006
OfficeMax, Inc.	15,900	615,330
PepsiCo, Inc.	22,490	1,309,818
QUALCOMM, Inc.	4,800	246,432
Quicksilver Resources, Inc. (a)	11,950	495,208
Range Resources Corp.	6,800	180,404
Red Hat, Inc. (a)	6,200	182,218
Robert Half International, Inc.	10,400	439,608
Rockwell Collins, Inc.	7,500	429,000
Safeway, Inc.	17,700	444,801
Service Corp. International (SCI)	45,200	363,860
Starbucks Corp. (a)	24,300	905,661
State Street Corp.	15,600	1,018,992
Synthes, Inc.	13,711	1,702,406
TD Ameritrade Holding Corp.	18,100	335,936
The Coca-Cola Co.	16,400	688,144
The Walt Disney Co.	26,300	735,348
Titanium Metals Corp. (a)	7,800	558,870
TradeStation Group, Inc. (a)	22,300	355,462
Trimble Navigation Ltd. (a)	6,200	293,756
United Dominion Realty Trust, Inc. (SBI)	14,900	405,131
United Technologies Corp.	12,500	785,125
UnitedHealth Group, Inc.	10,300	512,322
Valero Energy Corp.	14,600	945,204
Verizon Communications, Inc.	25,400	838,962
Viacom, Inc. Class A (a)	9,300	370,326
Wachovia Corp.	8,700	520,695
Walgreen Co.	6,600	276,738
Wells Fargo & Co.	17,300	1,188,337
Weyerhaeuser Co.	4,800	338,256
Whole Foods Market, Inc.	6,600	405,108
Wm. Wrigley Jr. Co.	7,600	357,732
Wm. Wrigley Jr. Co. Class B	1,600	75,360

	Shares	Value (Note 1)
Wyeth	16,600	$807,922
Yahoo!, Inc. (a)	11,300	370,414
TOTAL UNITED STATES OF AMERICA		71,311,418
TOTAL COMMON STOCKS (Cost $127,643,379)		150,717,768
Nonconvertible Preferred Stocks - 0.8%

Germany - 0.2%
Porsche AG (non-vtg.)	500	498,667
Italy - 0.6%
Istituto Finanziario Industriale Spa (IFI) (a)	60,600	1,441,425
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,541,660)		1,940,092
Nonconvertible Bonds - 1.5%
		Principal Amount (d)
Cayman Islands - 0.2%
Finans Capital Finance Ltd. (Reg. S) 9% 10/7/14 (e)		$50,000	52,750
MUFG Capital Finance 1 Ltd. 6.346% (h)		175,000	171,477
Vale Overseas Ltd. 6.25% 1/11/16		250,000	245,625
TOTAL CAYMAN ISLANDS			469,852
Cyprus - 0.1%
Mizuho Capital Investment Europe 1 Ltd. 5.02% (h)	EUR	100,000	123,900
Germany - 0.0%
Wuerttembergische Lebens AG 5.375% 6/1/26 (h)	EUR	100,000	121,579
Ireland - 0.1%
Dali Capital PLC 7% 4/13/09	RUB	7,000,000	256,303
Luxembourg - 0.3%
BTA Finance Luxembourg 8.25% (h)		100,000	95,354
Damovo III SA 10.997% 4/30/12 (h)	EUR	250,000	316,075
RSHB Capital SA 6.875% 11/29/10		200,000	200,380
TOTAL LUXEMBOURG			611,809
Netherlands - 0.4%
ALB Finance BV 8.75% 4/20/11		200,000	198,500
CenterCredit International BV 8% 2/2/11		250,000	245,000
Eureko BV 5.125% (h)	EUR	200,000	253,748
Kazkommerts International BV 5.125% 3/23/11	EUR	250,000	310,242
TOTAL NETHERLANDS			1,007,490
United Kingdom - 0.1%
Amlin PLC 6.5% 12/19/26 (h)	GBP	125,000	222,178
Nonconvertible Bonds - continued
		Principal Amount (d)	Value (Note 1)
United States of America - 0.3%
EB Holdings, Inc. (Reg. S) 10% 2/15/15 pay-in-kind	EUR	262,500	$329,527
Fortune Brands, Inc. 4% 1/30/13	EUR	300,000	364,281
TOTAL UNITED STATES OF AMERICA			693,808
TOTAL NONCONVERTIBLE BONDS (Cost $3,439,124)			3,506,919
Government Obligations - 29.4%

Austria - 3.8%
Austrian Republic 4% 9/15/16	EUR	7,100,000	8,962,277
Brazil - 0.1%
Brazilian Federative Republic 7.375% 2/3/15	EUR	100,000	142,314
Canada - 0.5%
Canadian Government 5.25% 6/1/12	CAD	1,250,000	1,168,493
France - 5.8%
French Government:
3.25% 4/25/16	EUR	2,000,000	2,374,425
3.5% 1/12/09	EUR	6,350,000	8,011,477
4.75% 4/25/35	EUR	2,500,000	3,426,957
TOTAL FRANCE			13,812,859
Germany - 2.9%
German Federal Republic:
3% 3/14/08	EUR	225,000	282,026
4.5% 8/18/06	EUR	5,125,000	6,498,286
TOTAL GERMANY			6,780,312
Japan - 9.6%
Japan Government:
Real Return Bond 0.82% 11/20/20 (h)	JPY	125,000,000	1,054,335
Inflation-Indexed 1.1% 6/10/14	JPY	699,300,000	6,242,371
0.1% 6/20/07	JPY	600,000,000	5,253,972
1.3% 3/20/15	JPY	800,000,000	6,692,672
1.5% 3/20/14	JPY	400,000,000	3,436,435
TOTAL JAPAN			22,679,785
United Kingdom - 1.7%
United Kingdom, Great Britain & Northern Ireland:
4% 3/7/09	GBP	1,275,000	2,284,938
4.25% 6/7/32	GBP	950,000	1,708,913
5% 3/7/25	GBP	85,000	165,641
TOTAL UNITED KINGDOM			4,159,492

		Principal Amount (d)	Value (Note 1)
United States of America - 5.0%
U.S. Treasury Notes:
3.375% 12/15/08		$875,000	$843,077
3.5% 5/31/07		4,450,000	4,383,424
4.375% 8/15/12		6,400,000	6,196,000
4.5% 2/15/16		500,000	478,203
TOTAL UNITED STATES OF AMERICA			11,900,704
TOTAL GOVERNMENT OBLIGATIONS (Cost $68,981,566)			69,606,236
Asset-Backed Securities - 0.4%

Affinity PLC Series 2002-A CLass C, 5.9744% 5/15/09 (h)	GBP	110,000	201,916
Bosphorus Financial Services Ltd. (Reg. S) 6.5488% 2/15/12 (h)		250,000	253,900
Meridian Funding Co. LLC 5.22% 10/15/14 (g)(h)		500,000	500,162
TOTAL ASSET-BACKED SECURITIES (Cost $949,754)			955,978
Collateralized Mortgage Obligations - 0.0%

Private Sponsor - 0.0%
Lansdowne Mortgage Securities No. 1 PLC Series M1, 2.899% 6/15/45 (h) (Cost $122,905)	EUR	100,000	126,165
Money Market Funds - 7.5%
	Shares
Fidelity Cash Central Fund, 4.8% (b)	15,215,319	15,215,319
Fidelity Securities Lending Cash Central Fund, 4.83% (b)(c)	2,515,640	2,515,640
TOTAL MONEY MARKET FUNDS (Cost $17,730,959)		17,730,959
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $220,409,347)		244,584,117
NET OTHER ASSETS - (3.2)%		(7,606,912)
NET ASSETS - 100%		$236,977,205
Currency Abbreviations
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
RUB	-	Russian ruble
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Principal amount is stated in United States dollars unless otherwise noted.
(e)Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)Security or a portion of the security is on loan at period end.

(g)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $500,162 or 0.2% of net assets.

(h)The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i)Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $289,958 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
MagIndustries Corp.	3/16/06	$239,188
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$549,310
Fidelity Securities Lending Cash Central Fund	13,442
Total	$562,752
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S.Government and U.S.Government Agency Obligations	5.0%
AAA, AA, A	24.6%
BBB	1.2%
BB	0.3%
B	0.1%
CCC, CC, C	0.1%
Not Rated	0.0%
Equities	64.4%
Short-Term Investments and Net Other Assets	4.3%
100.0%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Global Balanced

Financial Statements

Statement of Assets and Liabilities

April 30, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,383,646) - See accompanying schedule: Unaffiliated issuers (cost $202,678,388)	$226,853,158
Affiliated Central Funds (cost $17,730,959)	17,730,959
Total Investments (cost $220,409,347)		$244,584,117
Foreign currency held at value (cost $2,364,780)		2,364,780
Receivable for investments sold		1,703,127
Receivable for fund shares sold		658,524
Dividends receivable		332,297
Interest receivable		891,945
Prepaid expenses		568
Other affiliated receivables		1
Other receivables		34,471
Total assets		250,569,830

Liabilities
Payable for investments purchased	$10,660,092
Payable for fund shares redeemed	127,988
Accrued management fee	136,558
Other affiliated payables	55,550
Other payables and accrued expenses	96,797
Collateral on securities loaned, at value	2,515,640
Total liabilities		13,592,625

Net Assets		$236,977,205
Net Assets consist of:
Paid in capital		$191,478,944
Undistributed net investment income		978,121
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		20,378,675
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		24,141,465
Net Assets, for 10,386,758 shares outstanding		$236,977,205
Net Asset Value, offering price and redemption price per share ($236,977,205 ÷ 10,386,758 shares)		$22.82

Statement of Operations

Six months ended April 30, 2006 (Unaudited)

Investment Income
Dividends		$1,091,075
Interest		777,476
Income from affiliated Central Funds		562,752
		2,431,303
Less foreign taxes withheld		(48,259)
Total income		2,383,044

Expenses
Management fee	$762,078
Transfer agent fees	265,318
Accounting and security lending fees	53,199
Independent trustees' compensation	444
Custodian fees and expenses	108,262
Registration fees	19,479
Audit	43,537
Legal	1,208
Miscellaneous	926
Total expenses before reductions	1,254,451
Expense reductions	(49,413)	1,205,038
Net investment income (loss)		1,178,006
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $2,709)	19,845,427
Foreign currency transactions	72,756
Futures contracts	710,088
Total net realized gain (loss)		20,628,271
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $24,802)	3,891,944
Assets and liabilities in foreign currencies	2,256
Futures contracts	139,170
Total change in net unrealized appreciation (depreciation)		4,033,370
Net gain (loss)		24,661,641
Net increase (decrease) in net assets resulting from operations		$25,839,647

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Global Balanced
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2006 (Unaudited)	Year ended October 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,178,006	$1,411,815
Net realized gain (loss)	20,628,271	17,750,076
Change in net unrealized appreciation (depreciation)	4,033,370	2,312,645
Net increase (decrease) in net assets resulting from operations	25,839,647	21,474,536
Distributions to shareholders from net investment income	(1,257,249)	(947,033)
Distributions to shareholders from net realized gain	(15,002,921)	(2,331,147)
Total distributions	(16,260,170)	(3,278,180)
Share transactions Proceeds from sales of shares	51,602,304	85,851,097
Reinvestment of distributions	15,532,156	3,105,549
Cost of shares redeemed	(30,987,327)	(53,533,775)
Net increase (decrease) in net assets resulting from share transactions	36,147,133	35,422,871
Redemption fees	3,877	8,689
Total increase (decrease) in net assets	45,730,487	53,627,916

Net Assets
Beginning of period	191,246,718	137,618,802
End of period (including undistributed net investment income of $978,121 and undistributed net investment income of $1,211,763, respectively)	$236,977,205	$191,246,718
Other Information Shares
Sold	2,355,333	4,082,256
Issued in reinvestment of distributions	741,039	151,048
Redeemed	(1,421,889)	(2,510,378)
Net increase (decrease)	1,674,483	1,722,926

Financial Highlights

	Six months ended April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$21.95	$19.69	$18.06	$14.84	$15.36	$19.10
Income from Investment Operations
Net investment income (loss) D	.12	.17 E	.10 F	.15	.17 H	.28
Net realized and unrealized gain (loss)	2.56	2.54	1.85	3.29	(.66) H	(2.46)
Total from investment operations	2.68	2.71	1.95	3.44	(.49)	(2.18)
Distributions from net investment income	(.14)	(.13)	(.32)	(.22)	(.03)	(.32)
Distributions from net realized gain	(1.67)	(.32)	-	-	-	(1.24)
Total distributions	(1.81)	(.45)	(.32)	(.22)	(.03)	(1.56)
Redemption fees added to paid in capital D	- I	- I	- I	- I	- I	- I
Net asset value, end of period	$22.82	$21.95	$19.69	$18.06	$14.84	$15.36
Total Return B, C	12.94%	13.92%	10.93%	23.49%	(3.20)%	(12.36)%
Ratios to Average Net Assets G
Expenses before reductions	1.18% A	1.17%	1.20%	1.29%	1.29%	1.29%
Expenses net of fee waivers, if any	1.18% A	1.17%	1.20%	1.29%	1.29%	1.29%
Expenses net of all reductions	1.14% A	1.15%	1.19%	1.28%	1.27%	1.27%
Net investment income (loss)	1.11% A	.80% E	.54% F	.98%	1.07% H	1.69%
Supplemental Data
Net assets, end of period (000 omitted)	$236,977	$191,247	$137,619	$115,864	$88,263	$88,809
Portfolio turnover rate	220% A	95%	94%	113%	126%	102%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .66%. F Net investment income per share includes approximately $.05 per share received as a result of a reorganization of an issuer that was in bankruptcy. Excluding this non-recurring amount, the ratio of net investment income (loss) to average net assets would have been ..26%. G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. H Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change. I Amount represents less than $.01 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Diversified International

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2006
Japan	18.2%
United Kingdom	11.2%
Switzerland	10.1%
France	9.4%
United States of America	7.4%
Germany	6.8%
Canada	5.7%
Netherlands	3.9%
Korea (South)	2.8%
Other	24.5%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2005
United Kingdom	15.4%
Japan	15.1%
Switzerland	11.5%
France	8.9%
Canada	6.6%
Germany	5.8%
United States of America	4.5%
Netherlands	3.4%
Spain	3.2%
Other	25.6%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	96.0	98.8
Bonds	0.4	0.0
Short-Term Investments and Net Other Assets	3.6	1.2
Top Ten Stocks as of April 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.7	2.4
Novartis AG sponsored ADR (Switzerland, Pharmaceuticals)	1.5	2.1
ORIX Corp. (Japan, Consumer Finance)	1.3	0.8
Total SA sponsored ADR (France, Oil, Gas & Consumable Fuels)	1.3	1.7
Sanofi-Aventis sponsored ADR (France, Pharmaceuticals)	1.2	1.3
Toyota Motor Corp. (Japan, Automobiles)	1.1	1.3
UBS AG (NY Shares) (Switzerland, Capital Markets)	1.1	1.2
ING Groep NV sponsored ADR (Netherlands, Diversified Financial Services)	1.0	0.6
BP PLC sponsored ADR (United Kingdom, Oil, Gas & Consumable Fuels)	1.0	1.5
E.ON AG (Germany, Electric Utilities)	0.9	0.6
	12.1
Market Sectors as of April 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.5	22.2
Industrials	13.3	12.6
Consumer Discretionary	10.7	12.1
Energy	10.1	10.6
Information Technology	9.6	9.1
Materials	8.7	6.7
Health Care	7.9	10.8
Consumer Staples	6.5	8.3
Utilities	2.4	1.5
Telecommunication Services	2.3	4.1

Semiannual Report

Diversified International

Investments April 30, 2006 (Audited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value (Note 1)
Australia - 2.4%
Australia & New Zealand Banking Group Ltd.	4,500,000	$95,544,979
Australian Gas Light Co.	2,118,164	31,215,828
BHP Billiton Ltd. sponsored ADR	2,300,000	104,788,000
Brambles Industries Ltd. (e)	15,000,000	127,165,410
Computershare Ltd.	21,000,000	125,706,882
CSL Ltd.	5,300,000	232,308,566
Macquarie Capital Alliance Group unit (a)	12,499,900	32,284,867
National Australia Bank Ltd.	1,500,000	42,839,998
QBE Insurance Group Ltd.	9,500,000	161,509,186
Zinifex Ltd.	6,000,000	47,174,265
TOTAL AUSTRALIA		1,000,537,981
Austria - 0.5%
OMV AG	3,200,000	222,494,500
Belgium - 0.2%
RHJ International (a)	1,300,000	32,310,856
Umicore SA (e)	300,000	47,841,768
TOTAL BELGIUM		80,152,624
Bermuda - 0.3%
Clear Media Ltd. (a)(f)	27,321,500	33,829,002
Willis Group Holdings Ltd.	2,200,000	77,330,000
TOTAL BERMUDA		111,159,002
Brazil - 1.2%
Banco Nossa Caixa SA	3,785,000	85,420,939
Companhia Vale do Rio Doce sponsored ADR	2,000,000	103,040,000
Cyrela Brazil Realty SA	1,300,000	22,113,081
Gerdau SA sponsored ADR	2,700,000	46,710,000
TAM SA (PN) sponsored ADR (ltd. vtg.)	1,500,000	37,725,000
Uniao de Bancos Brasileiros SA (Unibanco) GDR	1,232,100	97,767,135
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A) (non-vtg.)	3,000,000	113,847,628
TOTAL BRAZIL		506,623,783
Canada - 5.7%
ACE Aviation Holdings, Inc. Class A (a)	991,000	27,389,893
Astral Media, Inc. Class A (non-vtg.)	1,500,000	48,837,209
ATI Technologies, Inc. (a)	8,000,000	124,137,789
Brookfield Asset Management, Inc. Class A	3,150,000	131,212,433
Canadian National Railway Co.	2,000,000	89,677,996
Canadian Natural Resources Ltd.	3,500,000	210,375,671
Canadian Western Bank, Edmonton	400,000	15,202,147
Corus Entertainment, Inc. Class B (non-vtg.)	1,100,000	36,532,200
EnCana Corp.	4,400,000	219,921,288
Flint Energy Services Ltd. (a)	467,500	26,515,362

	Shares	Value (Note 1)
Goldcorp, Inc.	3,000,000	$105,322,004
ITF Optical Technologies, Inc. Series A (a)(h)	39,827	0
Meridian Gold, Inc. (a)	525,000	17,088,327
Metro, Inc. Class A (sub. vtg.)	700,000	20,449,016
National Bank of Canada	2,020,400	112,658,082
OZ Optics Ltd. unit (a)(h)	102,000	1,504,500
Petro-Canada	3,300,000	162,343,471
Potash Corp. of Saskatchewan	500,000	47,334,526
Power Corp. of Canada (sub. vtg.)	3,400,000	96,738,819
Precision Drilling Trust (e)	3,350,000	118,957,961
Research In Motion Ltd. (a)	900,000	68,954,662
Rogers Communications, Inc. Class B (non-vtg.)	1,500,000	63,582,290
Suncor Energy, Inc.	1,000,000	85,635,063
Synenco Energy, Inc. Class A	1,991,100	44,060,657
Talisman Energy, Inc.	3,900,000	220,255,814
Teck Cominco Ltd. Class B (sub. vtg.)	1,250,000	86,180,680
TELUS Corp. (non-vtg.)	650,000	26,860,465
TimberWest Forest Corp.	3,724,900	46,977,719
TransCanada Corp.	3,200,000	94,511,628
Western Silver Corp. (a)	2,000,000	56,565,295
TOTAL CANADA		2,405,782,967
Cayman Islands - 0.7%
Apex Silver Mines Ltd. (a)(e)(f)	3,300,000	70,290,000
GlobalSantaFe Corp.	2,700,000	165,267,000
Himax Technologies, Inc. sponsored ADR	2,000,000	17,800,000
Hutchison Telecommunications International Ltd. sponsored ADR (a)	900,000	24,210,000
Suntech Power Holdings Co. Ltd. sponsored ADR	1,000,000	34,290,000
TOTAL CAYMAN ISLANDS		311,857,000
China - 0.5%
BYD Co. Ltd. (H Shares) (f)	10,000,000	20,184,954
China Life Insurance Co. Ltd. (H Shares)	40,000,000	53,912,528
China Shenhua Energy Co. Ltd. (H Shares)	9,999,700	18,120,772
China Techfaith Wireless Communication Technology Ltd. sponsored ADR (e)	3,000,000	40,830,000
Global Bio-Chem Technology Group Co. Ltd.	109,999,600	57,459,196
Shanghai Zhenhua Port Machinery Co. Ltd. (B Shares)	7,500,000	14,917,500
Weichai Power Co. Ltd. (H Shares)	5,356,000	12,641,688
TOTAL CHINA		218,066,638
Czech Republic - 0.1%
Zentiva NV	929,500	48,273,401
Denmark - 0.6%
Coloplast AS Series B	178,300	14,413,807
Common Stocks - continued
	Shares	Value (Note 1)
Denmark - continued
Danske Bank AS	2,300,000	$91,507,551
Novozymes AS Series B	1,793,280	139,964,945
TOTAL DENMARK		245,886,303
Finland - 0.9%
Metso Corp.	4,121,000	163,776,679
Neste Oil Oyj	2,200,000	76,773,926
Nokia Corp. sponsored ADR	5,500,000	124,630,000
TOTAL FINLAND		365,180,605
France - 9.4%
Accor SA	1,000,000	62,943,718
Alcatel SA sponsored ADR (a)	7,000,000	100,940,000
Alstom SA (a)	1,450,926	131,434,264
AXA SA sponsored ADR	4,000,000	146,440,000
BNP Paribas SA	2,700,000	255,143,479
BNP Paribas SA New	278,720	25,441,667
Bouygues SA (e)	1,000,000	54,566,362
Carrefour SA (e)	1,500,000	87,016,000
CNP Assurances	1,036,072	112,023,632
Dassault Aviation SA (e)	36,265	30,311,851
Essilor International SA	1,000,000	100,301,175
Financiere Marc de Lacharriere SA (Fimalac)	1,401,759	133,081,825
Ipsos SA (f)	556,666	81,960,471
JC Decaux SA	1,000,000	29,901,105
L'Air Liquide SA	61,194	13,240,728
L'Oreal SA	1,800,000	166,916,295
Lagardere S.C.A. (Reg.)	1,900,000	157,012,342
Louis Vuitton Moet Hennessy (LVMH)	1,000,000	105,284,692
Neopost SA (f)	1,650,000	186,626,422
Pernod Ricard SA	950,000	184,219,824
Renault SA	1,329,200	154,282,636
Sanofi-Aventis sponsored ADR	11,000,000	517,440,000
Schneider Electric SA	800,000	90,586,470
Societe Generale Series A	700,000	106,950,070
Total SA sponsored ADR	3,850,000	531,377,000
Veolia Environnement	2,400,000	143,404,185
Vinci SA	2,100,000	208,645,368
Vinci SA New	381,818	37,333,353
TOTAL FRANCE		3,954,824,934
Germany - 6.8%
Allianz AG sponsored ADR (e)	17,500,000	292,775,000
Bayer AG (e)	5,000,000	230,945,032
Bayerische Motoren Werke AG (BMW)	1,068,500	58,115,428
Bijou Brigitte Modische Accessoires AG	30,038	8,621,668
cash.life AG	232,145	9,460,209
Celesio AG (e)	900,000	84,707,181
Commerzbank AG	1,500,000	62,167,804
Continental AG (e)	500,000	59,530,955
Deutsche Boerse AG	750,000	108,467,204

	Shares	Value (Note 1)
Deutsche Postbank AG (e)	1,000,000	$76,455,990
E.ON AG (e)	320,700	39,051,640
E.ON AG sponsored ADR (e)	8,500,000	345,015,000
Fresenius AG	400,000	66,822,030
GFK AG	1,600,000	73,317,005
Heidelberger Druckmaschinen AG	2,071,600	104,545,365
Hypo Real Estate Holding AG	2,000,000	139,841,286
Infineon Technologies AG sponsored ADR (a)	9,000,000	109,980,000
KarstadtQuelle AG (a)(e)	2,000,000	60,130,239
Linde AG (e)	1,110,848	99,450,538
MPC Muenchmeyer Petersen Capital AG (e)	236,029	19,832,547
MTU Aero Engines Holding AG	1,250,000	45,356,317
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.) (e)	300,000	42,512,558
Praktiker Bau- und Heimwerkermaerkte Holding AG	666,000	19,947,746
Premiere AG (a)(e)	2,000,000	32,802,900
Q-Cells AG	550,000	50,759,334
RWE AG (e)	1,500,000	130,050,882
SAP AG sponsored ADR	2,800,000	152,964,000
Siemens AG sponsored ADR	1,070,700	101,331,048
SolarWorld AG	290,000	90,371,989
Techem AG (f)	2,000,000	89,602,383
Thyssenkrupp AG	1,000,000	32,966,914
United Internet AG	200,000	13,121,160
Wincor Nixdorf AG	100,000	14,382,810
TOTAL GERMANY		2,865,402,162
Hong Kong - 1.0%
China Mobile (Hong Kong) Ltd. sponsored ADR	500,000	14,430,000
Cosco Pacific Ltd.	22,000,000	52,351,902
Esprit Holdings Ltd.	5,500,000	43,910,335
Melco International Development Ltd.	35,000,000	78,772,910
Shun Tak Holdings Ltd.	30,000,000	38,112,804
Techtronic Industries Co. Ltd.	37,916,500	63,574,801
Television Broadcasts Ltd.	6,648,000	41,543,033
Wharf Holdings Ltd.	17,500,000	70,195,917
TOTAL HONG KONG		402,891,702
Hungary - 0.0%
Gedeon Richter Ltd.	90,000	19,389,586
India - 2.1%
ABB Ltd. India	225,000	15,505,457
Bajaj Auto Ltd.	1,500,000	98,275,056
Bharat Forge Ltd.	1,250,000	11,872,216
Bharti Televentures Ltd. (a)	8,000,000	74,574,611
HDFC Bank Ltd.	800,000	14,563,029
Infosys Technologies Ltd.	2,800,000	195,791,092
Larsen & Toubro Ltd.	600,000	36,010,691
Reliance Industries Ltd.	5,000,000	112,349,666
Common Stocks - continued
	Shares	Value (Note 1)
India - continued
Satyam Computer Services Ltd.	8,500,000	$141,859,132
State Bank of India	7,000,000	157,824,277
TOTAL INDIA		858,625,227
Ireland - 1.4%
Allied Irish Banks PLC	5,000,000	119,799,975
CRH PLC	5,500,000	202,274,036
DEPFA BANK PLC	4,344,493	81,560,696
IAWS Group PLC (Ireland)	3,916,027	70,799,593
Ryanair Holdings PLC sponsored ADR (a)	2,600,000	122,408,000
TOTAL IRELAND		596,842,300
Israel - 0.2%
Scopus Video Networks Ltd.	500,000	2,730,000
Teva Pharmaceutical Industries Ltd. sponsored ADR	2,000,000	81,000,000
TOTAL ISRAEL		83,730,000
Italy - 2.6%
Banca Intesa Spa (e)	32,500,000	193,127,073
ENI Spa sponsored ADR (e)	3,925,000	240,249,250
FASTWEB Spa	800,000	40,191,122
Fiat Spa (a)(e)	18,500,000	260,666,983
IFIL Finanziaria di Partecipazioni Spa	1,000,000	6,119,002
Tod's Spa	200,000	15,848,847
Unicredito Italiano Spa	42,500,000	320,273,006
TOTAL ITALY		1,076,475,283
Japan - 17.8%
Aeon Co. Ltd.	6,500,000	161,822,178
Aiful Corp.	600,000	35,828,761
Canon, Inc. sponsored ADR	4,300,000	325,940,000
Credit Saison Co. Ltd.	2,300,000	120,579,587
Daiei, Inc. (a)(e)	768,100	22,933,393
Daiwa Securities Group, Inc.	15,000,000	207,991,225
eAccess Ltd. (e)	25,000	17,255,763
East Japan Railway Co.	24,000	187,363,343
Fanuc Ltd.	2,500,000	236,443,476
Furukawa Electric Co. Ltd. (a)	2,000,000	15,964,874
Hirose Electric Co. Ltd.	300,000	44,021,955
Hitachi Metals Ltd.	2,000,000	22,340,286
Honda Motor Co. Ltd.	665,000	47,121,901
Hoya Corp.	6,800,000	275,284,311
Ibiden Co. Ltd.	2,400,000	114,019,762
Japan Tobacco, Inc.	30,000	120,658,621
JFE Holdings, Inc.	700,000	27,170,144
JGC Corp.	1,750,000	30,658,618
JSR Corp.	4,200,000	129,457,743
Kahma Co. Ltd.	500,000	13,611,416
Keyence Corp.	600,000	157,435,790
Komatsu Ltd.	6,000,000	128,298,577
Kuraray Co. Ltd.	3,500,000	43,183,316

	Shares	Value (Note 1)
Leopalace21 Corp.	500,000	$19,495,061
Matsushita Electric Industrial Co. Ltd.	8,000,000	193,680,006
Mitsubishi Corp.	2,000,000	48,386,390
Mitsubishi Electric Corp.	6,000,000	52,215,150
Mitsubishi Estate Co. Ltd.	1,500,000	32,799,123
Mitsubishi UFJ Financial Group, Inc.	9,000	140,940,004
Mitsui & Co. Ltd.	10,100,000	152,641,937
Mitsui Fudosan Co. Ltd.	4,000,000	89,571,902
Mitsui Trust Holdings, Inc.	5,000,000	69,066,962
Mizuho Financial Group, Inc.	45,000	383,710,221
Murata Manufacturing Co. Ltd.	1,300,000	94,638,861
NEOMAX Co. Ltd.	966,000	27,739,364
Nikko Cordial Corp.	16,000,000	258,950,612
Nintendo Co. Ltd.	950,000	141,822,178
Nippon Electric Glass Co. Ltd.	3,000,000	67,705,820
Nippon Oil Corp.	5,000,000	39,560,923
Nissan Motor Co. Ltd.	1,000,000	13,165,000
Nitto Denko Corp.	4,000,000	335,455,554
ORIX Corp.	1,780,000	534,586,186
Seven & I Holdings Co. Ltd.	2,050,000	79,389,684
Shin-Etsu Chemical Co. Ltd.	4,500,000	260,021,962
Sompo Japan Insurance, Inc.	2,700,000	39,121,845
Sony Corp.	2,590,800	126,793,756
Stanley Electric Co. Ltd.	2,000,000	46,542,263
Sumco Corp.	2,500,000	149,506,042
Sumitomo Electric Industries Ltd.	4,000,000	63,508,235
Sumitomo Metal Industries Ltd.	24,999,900	105,378,286
Sumitomo Mitsui Financial Group, Inc.	34,000	373,216,258
T&D Holdings, Inc.	2,700,000	206,990,127
Takefuji Corp.	1,100,000	71,481,890
Tokuyama Corp.	6,500,000	107,253,571
Tokyo Electron Ltd.	1,200,000	86,410,541
Toyota Motor Corp. sponsored ADR	3,900,000	456,807,000
Yahoo! Japan Corp.	185,000	107,872,671
TOTAL JAPAN		7,461,810,425
Korea (South) - 2.8%
AmorePacific Corp.	255,950	94,032,442
CJ Home Shopping	100,000	11,450,992
Core Logic, Inc.	270,000	10,449,030
Hana Financial Group, Inc.	1,010,000	49,581,733
Hyundai Department Store Co. Ltd.	200,000	19,191,014
Kookmin Bank sponsored ADR	2,600,000	231,530,000
Korea Exchange Bank (a)	5,000,000	64,411,828
LG Household & Health Care Ltd.	400,000	31,935,543
Orion Corp.	100,000	26,188,842
Samsung Electronics Co. Ltd.	555,000	378,964,205
Shinhan Financial Group Co. Ltd.	3,949,840	196,832,452
Woongjin Coway Co. Ltd.	2,000,000	59,375,512
TOTAL KOREA (SOUTH)		1,173,943,593
Common Stocks - continued
	Shares	Value (Note 1)
Luxembourg - 0.2%
Tenaris SA sponsored ADR	1,500,000	$68,850,000
Malaysia - 0.1%
Genting BHD	1,000,000	7,034,483
Lion Diversified Holdings BHD	10,000,000	12,965,517
Resorts World BHD	2,000,000	7,393,103
TOTAL MALAYSIA		27,393,103
Mexico - 1.0%
America Movil SA de CV Series L sponsored ADR	4,400,000	162,404,000
Cemex SA de CV sponsored ADR	1,500,000	101,280,000
Fomento Economico Mexicano SA de CV sponsored ADR	1,600,000	148,608,000
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	233,800	7,780,864
TOTAL MEXICO		420,072,864
Netherlands - 3.9%
DSM NV	2,000,000	91,242,528
EADS NV	2,400,000	94,714,589
Fugro NV (Certificaten Van Aandelen) unit	1,900,000	79,776,653
ING Groep NV sponsored ADR	10,500,000	426,090,000
Koninklijke KPN NV	9,000,000	105,713,653
Koninklijke Numico NV	4,675,000	211,863,837
Koninklijke Philips Electronics NV (NY Shares)	2,000,000	68,960,000
OPG Groep NV (A Shares) (Certificaten Van Aandelen) unit	523,600	49,611,055
QIAGEN NV (a)	4,000,000	59,600,000
Reed Elsevier NV sponsored ADR	7,000,000	206,990,000
VNU NV	6,000,000	205,976,979
Wolters Kluwer NV (Certificaten Van Aandelen) (e)	1,750,000	45,592,877
TOTAL NETHERLANDS		1,646,132,171
Netherlands Antilles - 0.5%
Schlumberger Ltd. (NY Shares)	3,000,000	207,420,000
Norway - 0.8%
DnB NOR ASA (e)	18,500,000	256,702,587
Storebrand ASA (A Shares) (e)	6,000,000	71,083,125
TOTAL NORWAY		327,785,712
Philippines - 0.0%
Philippine Long Distance Telephone Co. sponsored ADR	500,000	19,875,000
Poland - 0.1%
Polski Koncern Naftowy Orlen SA	1,000,000	20,848,264

	Shares	Value (Note 1)
Portugal - 0.4%
Brisa Auto-Estradas de Portugal SA (e)	5,000,000	$52,610,805
Energias de Portugal SA	30,000,000	118,090,440
TOTAL PORTUGAL		170,701,245
Russia - 0.3%
Novatek JSC GDR (g)	1,500,000	63,750,000
OAO Gazprom sponsored ADR	1,500,000	69,000,000
TOTAL RUSSIA		132,750,000
Singapore - 0.0%
Ascendas Real Estate Investment Trust (A-REIT)	2,000,000	2,884,524
South Africa - 1.5%
African Bank Investments Ltd.	11,000,000	61,471,933
Edgars Consolidated Stores Ltd.	3,000,000	18,960,499
FirstRand Ltd.	30,000,000	98,794,179
Gold Fields Ltd. sponsored ADR	1,500,000	38,115,000
JD Group Ltd.	5,000,000	77,313,929
Massmart Holdings Ltd.	3,000,000	29,338,877
MTN Group Ltd.	3,910,000	39,018,711
Nedbank Group Ltd.	4,063,808	84,858,394
Sasol Ltd.	1,750,000	73,638,254
Steinhoff International Holdings Ltd.	25,000,000	99,085,239
TOTAL SOUTH AFRICA		620,595,015
Spain - 2.6%
Actividades de Construccion y Servicios SA (ACS)	4,200,000	174,387,786
Altadis SA (Spain)	2,000,000	94,926,546
Antena 3 Television SA	2,888,962	76,104,654
Banco Bilbao Vizcaya Argentaria SA sponsored ADR (e)	14,000,000	308,840,000
Compania de Distribucion Integral Logista SA	647,820	38,414,139
Enagas SA	4,000,000	88,012,704
Fomento Construcciones y Contratas SA (FOCSA)	800,000	64,899,276
Gestevision Telecinco SA (e)	3,000,000	76,645,237
Inditex SA	2,500,000	101,720,531
Red Electrica de Espana SA	1,065,977	37,186,205
Union Fenosa SA	1,254,138	48,496,980
TOTAL SPAIN		1,109,634,058
Sweden - 1.6%
Atlas Copco AB (A Shares) (e)	8,264,300	244,273,324
Hennes & Mauritz AB (H&M) (B Shares) (e)	1,000,000	37,983,285
Modern Times Group AB (MTG) (B Shares) (a)	700,800	38,475,668
Skandinaviska Enskilda Banken AB (A Shares)	2,022,000	50,972,481
Common Stocks - continued
	Shares	Value (Note 1)
Sweden - continued
SKF AB (B Shares) (e)	6,000,000	$103,146,022
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (e)	5,500,000	195,085,000
TOTAL SWEDEN		669,935,780
Switzerland - 10.1%
ABB Ltd. (Reg.)	25,000,000	356,768,524
Actelion Ltd. (Reg.) (a)	800,000	90,429,735
Adecco SA sponsored ADR (e)	5,000,000	77,750,000
Alcon, Inc.	125,000	12,713,750
Compagnie Financiere Richemont unit	3,750,000	194,257,438
Credit Suisse Group sponsored ADR	5,950,000	361,700,500
Julius Baer Holding AG (Bearer)	350,000	33,552,366
Logitech International SA (Reg.) (a)	940,000	39,030,880
Lonza Group AG	700,000	49,665,404
Nestle SA (Reg.)	800,000	243,973,232
Nobel Biocare Holding AG (Switzerland)	470,000	116,145,287
Novartis AG sponsored ADR	11,200,000	644,112,000
Roche Holding AG (participation certificate)	4,600,000	707,264,363
Schindler Holding AG (Reg.)	1,400,000	77,602,193
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	175,000	173,123,438
Swiss Reinsurance Co. (Reg.) (e)	2,250,000	164,173,990
Syngenta AG sponsored ADR	6,500,000	180,570,000
Tecan Group AG (e)(f)	800,000	45,666,371
The Swatch Group AG (Reg.)	4,000,000	146,738,692
UBS AG (NY Shares)	3,875,000	452,793,750
Zurich Financial Services AG	300,000	72,986,374
TOTAL SWITZERLAND		4,241,018,287
Taiwan - 0.2%
Catcher Technology Co. Ltd.	3,000,000	33,473,328
Chi Mei Optoelectronics Corp.	15,000,000	21,320,441
Powertech Technology, Inc.	5,000,000	17,159,782
TOTAL TAIWAN		71,953,551
Turkey - 0.2%
Acibadem Saglik Hizmetleri AS	2,500,000	30,434,783
Finansbank AS	9,000,000	46,956,522
TOTAL TURKEY		77,391,305
United Arab Emirates - 0.1%
Investcom LLC GDR	1,500,000	22,725,000
United Kingdom - 11.1%
Associated British Foods PLC	422,714	5,870,591
BAE Systems PLC	34,000,000	258,881,311
BG Group PLC	13,000,000	174,733,487
BP PLC sponsored ADR	5,450,000	401,774,000
British American Tobacco PLC sponsored ADR	4,500,000	229,950,000

	Shares	Value (Note 1)
Cadbury Schweppes PLC sponsored ADR	1,000,000	$39,960,000
Capita Group PLC	24,000,000	203,858,774
Diageo PLC sponsored ADR	800,000	53,000,000
Enterprise Inns PLC	2,000,000	34,031,175
Filtrona PLC (f)	12,000,000	68,937,750
GlaxoSmithKline PLC sponsored ADR	750,000	42,660,000
HSBC Holdings PLC sponsored ADR	3,550,000	307,714,000
Imperial Tobacco Group PLC	1,000,000	31,076,700
Informa PLC	7,000,000	62,426,962
International Power PLC	5,000,000	27,151,078
Intertek Group PLC	3,000,000	45,110,456
ITV PLC	35,000,000	73,405,937
Jardine Lloyd Thompson Group PLC	2,983,300	20,783,831
Ladbrokes PLC	1,764,705	13,501,107
Meggitt PLC	10,000,000	61,369,187
Old Mutual PLC	15,119,329	53,010,777
Pearson PLC	3,000,000	41,581,500
Prudential PLC	3,000,000	35,207,494
Punch Taverns Ltd.	4,500,000	71,892,225
Reckitt Benckiser PLC	7,600,000	277,071,394
Rio Tinto PLC (Reg.)	3,000,000	167,025,006
Rolls-Royce Group PLC	20,000,000	173,803,374
Royal Bank of Scotland Group PLC	8,850,000	289,070,757
Smiths Group PLC	9,500,000	176,634,746
Standard Chartered PLC (United Kingdom)	7,000,000	185,876,599
Tesco PLC	50,000,000	291,344,061
Vedanta Resources PLC	1,000,000	28,778,775
Vodafone Group PLC sponsored ADR	10,500,000	248,850,000
William Hill PLC	5,000,000	57,858,468
Wolseley PLC	4,500,000	112,680,393
Xstrata PLC	5,500,000	199,007,599
Yell Group PLC	9,000,000	84,366,675
TOTAL UNITED KINGDOM		4,650,256,189
United States of America - 3.8%
3Com Corp. (a)	5,000,000	26,950,000
Amerada Hess Corp.	300,000	42,981,000
Applied Materials, Inc.	1,000,000	17,950,000
Corning, Inc. (a)	5,000,000	138,150,000
Flowserve Corp. (a)	2,050,000	117,916,000
Halliburton Co.	3,150,000	246,172,500
Hexcel Corp. (a)	2,000,000	44,180,000
Honeywell International, Inc.	3,500,000	148,750,000
Lucent Technologies, Inc. (a)	13,000,000	36,270,000
Newmont Mining Corp.	2,900,000	169,244,000
NII Holdings, Inc. (a)	350,000	20,965,000
NTL, Inc. (a)	1,750,000	48,090,000
Synthes, Inc.	2,950,000	366,282,351
Common Stocks - continued
	Shares	Value (Note 1)
United States of America - continued
Transocean, Inc. (a)	1,200,000	$97,284,000
Weatherford International Ltd. (a)	1,000,000	52,930,000
TOTAL UNITED STATES OF AMERICA		1,574,114,851
TOTAL COMMON STOCKS (Cost $27,460,520,084)		40,092,286,935
Preferred Stocks - 0.3%

Convertible Preferred Stocks - 0.0%
Canada - 0.0%
MetroPhotonics, Inc. Series 2 (h)	198,000	2
Nonconvertible Preferred Stocks - 0.3%
Italy - 0.2%
Banca Intesa Spa (Risp)	11,000,000	61,133,251
Istituto Finanziario Industriale Spa (IFI) (a)	100,000	2,378,589
TOTAL ITALY		63,511,840
United Kingdom - 0.1%
European Capital Ltd. preference shares (h)	4,900,000	61,820,850
Rolls-Royce Group PLC Series B	753,200,000	1,462,936
TOTAL UNITED KINGDOM		63,283,786
TOTAL NONCONVERTIBLE PREFERRED STOCKS		126,795,626
TOTAL PREFERRED STOCKS (Cost $103,362,944)		126,795,628
Government Obligations - 0.4%
		Principal Amount (d)
Japan - 0.4%
Japan Government:
0.2% 3/20/08	JPY	5,860,000,000	51,070,384
0.3% 1/15/08	JPY	11,400,000,000	99,739,767
TOTAL JAPAN			150,810,151
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 4.44% to 4.48% 5/11/06		$875,000	873,938
TOTAL GOVERNMENT OBLIGATIONS (Cost $151,034,615)			151,684,089
Money Market Funds - 9.3%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 4.8% (b)	1,461,199,310	$1,461,199,310
Fidelity Securities Lending Cash Central Fund, 4.83% (b)(c)	2,450,151,318	2,450,151,318
TOTAL MONEY MARKET FUNDS (Cost $3,911,350,628)		3,911,350,628
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 4.69%, dated 4/28/06 due 5/1/06) (Cost $10,131,000)	$10,134,959	10,131,000
TOTAL INVESTMENT PORTFOLIO - 105.7% (Cost $31,636,399,271)		44,292,248,280
NET OTHER ASSETS - (5.7)%		(2,396,611,526)
NET ASSETS - 100%		$41,895,636,754
Currency Abbreviations
JPY	-	Japanese yen
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Principal amount is stated in United States dollars unless otherwise noted.
(e)Security or a portion of the security is on loan at period end.
(f)Affiliated company

(g)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $63,750,000 or 0.2% of net assets.

(h)Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $63,325,352 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
European Capital Ltd. preference shares	8/22/05 - 8/29/05	$59,927,350
ITF Optical Technologies, Inc. Series A	10/11/00	$1,999,935
MetroPhotonics, Inc. Series 2	9/29/00	$1,980,000
OZ Optics Ltd. unit	8/18/00	$1,505,520
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$24,180,296
Fidelity Securities Lending Cash Central Fund	9,780,222
Total	$33,960,518
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Apex Silver Mines Ltd.	$40,981,000	$15,604,065	$-	$-	$70,290,000
Beijing Media Corp. Ltd. (H Shares)	4,450,407	-	4,125,101	-	-
BYD Co. Ltd. (H Shares)	14,060,706	-	-	-	20,184,954
Clear Media Ltd.	22,908,599	-	-	-	33,829,002
Filtrona PLC	57,309,467	-	-	889,501	68,937,750
Ipsos SA	66,063,034	-	-	-	81,960,471
Neopost SA	156,956,234	2,228,229	-	-	186,626,422
Tecan Group AG	29,756,041	-	-	-	45,666,371
Techem AG	-	86,858,636	-	1,023,485	89,602,383
Total	$392,485,488	$104,690,930	$4,125,101	$1,912,986	$597,097,353

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Diversified International

Financial Statements

Statement of Assets and Liabilities

April 30, 2006 (Audited)

Assets
Investment in securities, at value (including securities loaned of $2,320,777,090 and repurchase agreements of $10,131,000) - See accompanying schedule: Unaffiliated issuers (cost $27,338,132,333)	$39,783,800,299
Affiliated Central Funds (cost $3,911,350,628)	3,911,350,628
Other affiliated issuers (cost $386,916,310)	597,097,353
Total Investments (cost $31,636,399,271)		$44,292,248,280
Cash		7,627
Foreign currency held at value (cost $38,161,910)		38,326,921
Receivable for investments sold		216,166,077
Receivable for fund shares sold		75,180,410
Dividends receivable		132,394,096
Interest receivable		6,075,028
Prepaid expenses		80,904
Other affiliated receivables		56,268
Other receivables		9,229,739
Total assets		44,769,765,350

Liabilities
Payable for investments purchased	$357,098,045
Payable for fund shares redeemed	20,024,521
Accrued management fee	26,508,300
Other affiliated payables	7,474,276
Other payables and accrued expenses	12,872,136
Collateral on securities loaned, at value	2,450,151,318
Total liabilities		2,874,128,596

Net Assets		$41,895,636,754
Net Assets consist of:
Paid in capital		$27,649,220,371
Undistributed net investment income		197,462,637
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,401,798,828
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		12,647,154,918
Net Assets, for 1,124,772,080 shares outstanding		$41,895,636,754
Net Asset Value, offering price and redemption price per share ($41,895,636,754 ÷ 1,124,772,080 shares)		$37.25

Statement of Operations

Six months ended April 30, 2006 (Audited)

Investment Income
Dividends (including $1,912,986 received from other affiliated issuers)		$430,514,402
Interest		1,319,670
Income from affiliated Central Funds		33,960,518
		465,794,590
Less foreign taxes withheld		(32,263,365)
Total income		433,531,225

Expenses
Management fee Basic fee	$127,650,279
Performance adjustment	14,354,972
Transfer agent fees	39,443,921
Accounting and security lending fees	1,295,645
Independent trustees' compensation	67,700
Appreciation in deferred trustee compensation account	22,666
Custodian fees and expenses	4,890,762
Registration fees	982,955
Audit	156,659
Legal	114,395
Interest	1,649
Miscellaneous	175,922
Total expenses before reductions	189,157,525
Expense reductions	(8,387,864)	180,769,661
Net investment income (loss)		252,761,564
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,580,417,665
Other affiliated issuers	(2,910,086)
Foreign currency transactions	4,018,734
Futures contracts	50,298,827
Total net realized gain (loss)		1,631,825,140
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $5,664,138)	5,870,816,233
Assets and liabilities in foreign currencies	2,108,460
Futures contracts	(9,062,186)
Total change in net unrealized appreciation (depreciation)		5,863,862,507
Net gain (loss)		7,495,687,647
Net increase (decrease) in net assets resulting from operations		$7,748,449,211

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Diversified International
Financial Statements - continued

Statement of Changes in Net Assets (Audited)

	Six months ended April 30, 2006	Year ended October 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$252,761,564	$262,281,673
Net realized gain (loss)	1,631,825,140	833,286,256
Change in net unrealized appreciation (depreciation)	5,863,862,507	3,068,430,486
Net increase (decrease) in net assets resulting from operations	7,748,449,211	4,163,998,415
Distributions to shareholders from net investment income	(273,726,420)	(119,489,325)
Distributions to shareholders from net realized gain	(713,589,246)	(47,795,646)
Total distributions	(987,315,666)	(167,284,971)
Share transactions Proceeds from sales of shares	7,425,330,095	10,151,395,231
Reinvestment of distributions	945,932,837	158,992,781
Cost of shares redeemed	(2,874,520,021)	(4,573,060,649)
Net increase (decrease) in net assets resulting from share transactions	5,496,742,911	5,737,327,363
Redemption fees	567,319	1,089,152
Total increase (decrease) in net assets	12,258,443,775	9,735,129,959

Net Assets
Beginning of period	29,637,192,979	19,902,063,020
End of period (including undistributed net investment income of $197,462,637 and undistributed net investment income of $239,713,275, respectively)	$41,895,636,754	$29,637,192,979
Other Information Shares
Sold	218,196,954	350,205,116
Issued in reinvestment of distributions	29,746,270	5,838,883
Redeemed	(85,271,674)	(157,193,752)
Net increase (decrease)	162,671,550	198,850,247

Financial Highlights (Audited)

	Six months ended April 30,	Years ended October 31,
	2006	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$30.80	$26.08	$22.35	$16.90	$18.06	$22.98
Income from Investment Operations
Net investment income (loss) D	.24	.30	.16	.18	.14	.22
Net realized and unrealized gain (loss)	7.22	4.63	3.87	5.40	(1.29)	(3.78)
Total from investment operations	7.46	4.93	4.03	5.58	(1.15)	(3.56)
Distributions from net investment income	(.28)	(.15)	(.30)	(.13)	(.01)	(.55)
Distributions from net realized gain	(.73)	(.06)	-	-	-	(.81)
Total distributions	(1.01)	(.21)	(.30)	(.13)	(.01)	(1.36)
Redemption fees added to paid in capital D	- F	- F	- F	- F	- F	- F
Net asset value, end of period	$37.25	$30.80	$26.08	$22.35	$16.90	$18.06
Total Return B, C	24.78%	19.01%	18.20%	33.26%	(6.37)%	(16.45)%
Ratios to Average Net Assets E
Expenses before reductions	1.06% A	1.10%	1.15%	1.24%	1.22%	1.21%
Expenses net of fee waivers, if any	1.06% A	1.10%	1.15%	1.24%	1.22%	1.21%
Expenses net of all reductions	1.02% A	1.07%	1.12%	1.22%	1.19%	1.16%
Net investment income (loss)	1.42% A	1.02%	.66%	.96%	.77%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$41,895,637	$29,637,193	$19,902,063	$11,542,386	$6,735,472	$5,843,745
Portfolio turnover rate	54% A	41%	55%	51%	55%	86%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. F Amount represents less than $.01 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Aggressive International

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2006
Japan	21.6%
France	14.9%
Germany	10.9%
Switzerland	9.5%
United States of America	9.1%
South Africa	4.6%
Canada	4.5%
Korea (South)	4.4%
Italy	4.1%
Other	16.4%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2005
Japan	17.8%
Switzerland	12.5%
United States of America	12.4%
France	10.8%
Germany	8.1%
Taiwan	7.2%
United Kingdom	7.2%
Canada	6.2%
Netherlands	5.4%
Other	12.4%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	96.0	94.6
Short-Term Investments and Net Other Assets	4.0	5.4
Top Ten Stocks as of April 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	3.4	3.4
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.) (Germany, Insurance)	2.6	0.0
Sumitomo Mitsui Financial Group, Inc. (Japan, Commercial Banks)	2.6	4.4
ORIX Corp. (Japan, Consumer Finance)	2.5	0.0
E.ON AG (Germany, Electric Utilities)	2.4	3.5
UBS AG (NY Shares) (Switzerland, Capital Markets)	2.4	0.0
Total SA Series B (France, Oil, Gas & Consumable Fuels)	2.3	4.5
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	2.2	0.0
Canadian Natural Resources Ltd. (Canada, Oil, Gas & Consumable Fuels)	2.2	0.0
Novartis AG (Reg.) (Switzerland, Pharmaceuticals)	2.1	3.8
	24.7
Market Sectors as of April 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	33.9	24.0
Energy	11.5	16.2
Information Technology	10.0	22.3
Health Care	8.4	9.2
Consumer Discretionary	8.3	0.9
Industrials	8.2	5.3
Consumer Staples	6.1	4.8
Materials	5.1	4.7
Utilities	2.4	3.5
Telecommunication Services	2.1	3.7

Semiannual Report

Aggressive International

Investments April 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value (Note 1)
Australia - 0.8%
BHP Billiton Ltd. sponsored ADR	109,200	$4,975,152
Austria - 1.4%
OMV AG	128,300	8,920,639
Brazil - 0.8%
Uniao de Bancos Brasileiros SA (Unibanco) GDR	65,600	5,205,360
Canada - 4.5%
ATI Technologies, Inc. (a)	350,300	5,435,683
Canadian Natural Resources Ltd.	232,400	13,968,945
Sasamat Capital Corp. (a)	4,010	12,832
Talisman Energy, Inc.	168,400	9,510,533
TOTAL CANADA		28,927,993
Finland - 0.6%
Metso Corp. sponsored ADR	91,000	3,619,980
France - 14.9%
Accor SA	56,100	3,531,143
AXA SA	306,000	11,202,661
BNP Paribas SA	129,600	12,246,887
Compagnie Generale de Geophysique SA (a)(d)	41,300	6,674,797
Lagardere S.C.A. (Reg.)	25,200	2,082,479
Neopost SA	101,935	11,529,554
Nexity	80,800	5,647,549
Pernod Ricard SA	47,800	9,269,166
Sanofi-Aventis sponsored ADR	148,200	6,971,328
Societe Generale Series A	81,300	12,421,487
Total SA Series B	52,493	14,490,168
TOTAL FRANCE		96,067,219
Germany - 10.9%
Allianz AG (Reg.) (d)	53,600	8,967,280
Deutsche Postbank AG	65,600	5,015,513
E.ON AG (d)	130,100	15,842,278
Heidelberger Druckmaschinen AG	200,121	10,099,306
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.) (d)	119,500	16,934,169
Pfleiderer AG	187,375	5,652,364
Q-Cells AG	6,700	618,341
SolarWorld AG	12,300	3,833,019
Techem AG	77,900	3,490,013
TOTAL GERMANY		70,452,283
India - 1.1%
Infosys Technologies Ltd.	101,653	7,108,126
Italy - 4.1%
Banca Intesa Spa (d)	1,702,100	10,114,511
Fiat Spa (a)(d)	665,900	9,382,602
Unicredito Italiano Spa	963,800	7,263,038
TOTAL ITALY		26,760,151

	Shares	Value (Note 1)
Japan - 21.6%
Aeon Co. Ltd.	478,100	$11,902,644
Credit Saison Co. Ltd.	167,100	8,760,369
Daiwa Securities Group, Inc.	379,100	5,256,632
Fanuc Ltd.	60,000	5,674,643
Hoya Corp.	176,200	7,133,102
Mitsui Fudosan Co. Ltd.	247,000	5,531,065
Murata Manufacturing Co. Ltd.	118,500	8,626,696
Nikko Cordial Corp.	730,600	11,824,332
Nitto Denko Corp.	143,000	11,992,536
ORIX Corp.	53,670	16,118,674
SHIMIZU Corp.	471,000	3,259,258
Shin-Etsu Chemical Co. Ltd.	118,800	6,864,580
Sony Corp.	161,400	7,898,916
Sumitomo Electric Industries Ltd.	423,800	6,728,697
Sumitomo Mitsui Financial Group, Inc.	1,532	16,816,685
T&D Holdings, Inc.	51,350	3,936,646
Tokuyama Corp.	69,700	1,150,088
TOTAL JAPAN		139,475,563
Korea (South) - 4.4%
Daegu Bank Co. Ltd.	214,600	4,027,377
Kookmin Bank sponsored ADR	61,600	5,485,480
Samsung Electronics Co. Ltd.	20,870	14,250,420
Shinsegae Co. Ltd.	10,180	4,975,859
TOTAL KOREA (SOUTH)		28,739,136
Mexico - 1.0%
America Movil SA de CV Series L sponsored ADR	182,200	6,725,002
Netherlands - 3.9%
ING Groep NV (Certificaten Van Aandelen)	259,400	10,526,452
Koninklijke Numico NV	158,400	7,178,445
Koninklijke Philips Electronics NV (NY Shares)	211,900	7,306,312
TOTAL NETHERLANDS		25,011,209
Norway - 1.2%
Norsk Hydro ASA	52,780	8,075,340
South Africa - 4.6%
FirstRand Ltd.	2,092,800	6,891,882
MTN Group Ltd.	746,229	7,446,776
Standard Bank Group Ltd.	503,400	7,183,654
Steinhoff International Holdings Ltd.	2,129,243	8,439,062
TOTAL SOUTH AFRICA		29,961,374
Sweden - 0.7%
Atlas Copco AB (A Shares) (d)	145,600	4,303,595
Switzerland - 9.5%
Novartis AG (Reg.)	236,902	13,624,233
Roche Holding AG (participation certificate)	142,783	21,953,336
Syngenta AG sponsored ADR	263,300	7,314,474
Common Stocks - continued
	Shares	Value (Note 1)
Switzerland - continued
UBS AG:
(NY Shares)	129,500	$15,132,075
(Reg.)	26,491	3,095,473
TOTAL SWITZERLAND		61,119,591
Taiwan - 1.6%
Advanced Semiconductor Engineering, Inc.	8,983,000	10,670,585
Turkey - 0.6%
Finansbank AS	789,500	4,119,130
United Kingdom - 2.7%
BAE Systems PLC	788,500	6,003,762
Benfield Group PLC	41,800	296,164
HSBC Holdings PLC (Hong Kong) (Reg.)	289,400	5,017,038
Reckitt Benckiser PLC	168,400	6,139,319
TOTAL UNITED KINGDOM		17,456,283
United States of America - 5.1%
Halliburton Co.	159,600	12,472,740
NTL, Inc. (a)	326,800	8,980,464
Synthes, Inc.	90,588	11,247,724
TOTAL UNITED STATES OF AMERICA		32,700,928
TOTAL COMMON STOCKS (Cost $529,871,543)		620,394,639
Money Market Funds - 13.4%

Fidelity Cash Central Fund, 4.8% (b)	27,592,081	27,592,081
Fidelity Securities Lending Cash Central Fund, 4.83% (b)(c)	58,780,340	58,780,340
TOTAL MONEY MARKET FUNDS (Cost $86,372,421)		86,372,421
Cash Equivalents - 0.6%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 4.69%, dated 4/28/06 due 5/1/06) (Cost $4,205,000)	$4,206,643	$4,205,000
TOTAL INVESTMENT PORTFOLIO - 110.0% (Cost $620,448,964)		710,972,060
NET OTHER ASSETS - (10.0)%		(64,729,815)
NET ASSETS - 100%		$646,242,245
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$665,174
Fidelity Securities Lending Cash Central Fund	240,702
Total	$905,876

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Aggressive International

Financial Statements

Statement of Assets and Liabilities

April 30, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $55,626,286 and repurchase agreements of $4,205,000) - See accompanying schedule: Unaffiliated issuers (cost $534,076,543)	$624,599,639
Affiliated Central Funds (cost $86,372,421)	86,372,421
Total Investments (cost $620,448,964)		$710,972,060
Foreign currency held at value (cost $154)		153
Receivable for investments sold		4,425,107
Receivable for fund shares sold		685,412
Dividends receivable		1,667,024
Interest receivable		106,127
Prepaid expenses		2,146
Other affiliated receivables		71
Other receivables		455,076
Total assets		718,313,176

Liabilities
Payable to custodian bank	$4,205,000
Payable for investments purchased	7,694,410
Payable for fund shares redeemed	888,893
Accrued management fee	273,156
Other affiliated payables	163,394
Other payables and accrued expenses	65,738
Collateral on securities loaned, at value	58,780,340
Total liabilities		72,070,931

Net Assets		$646,242,245
Net Assets consist of:
Paid in capital		$491,202,340
Undistributed net investment income		2,568,570
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		61,920,247
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		90,551,088
Net Assets, for 34,756,604 shares outstanding		$646,242,245
Net Asset Value, offering price and redemption price per share ($646,242,245 ÷ 34,756,604 shares)		$18.59

Statement of Operations

Six months ended April 30, 2006 (Unaudited)

Investment Income
Dividends		$5,194,579
Interest		3,519
Income from affiliated Central Funds		905,876
		6,103,974
Less foreign taxes withheld		(540,714)
Total income		5,563,260

Expenses
Management fee Basic fee	$2,252,270
Performance adjustment	(612,086)
Transfer agent fees	825,733
Accounting and security lending fees	152,723
Independent trustees' compensation	1,305
Custodian fees and expenses	100,628
Registration fees	20,869
Audit	40,331
Legal	3,410
Interest	5,369
Miscellaneous	3,261
Total expenses before reductions	2,793,813
Expense reductions	(549,712)	2,244,101
Net investment income (loss)		3,319,159
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	63,096,596
Foreign currency transactions	(352,568)
Total net realized gain (loss)		62,744,028
Change in net unrealized appreciation (depreciation) on: Investment securities	56,990,068
Assets and liabilities in foreign currencies	49,362
Total change in net unrealized appreciation (depreciation)		57,039,430
Net gain (loss)		119,783,458
Net increase (decrease) in net assets resulting from operations		$123,102,617

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Aggressive International
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2006 (Unaudited)	Year ended October 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,319,159	$8,428,691
Net realized gain (loss)	62,744,028	112,898,015
Change in net unrealized appreciation (depreciation)	57,039,430	(31,480,640)
Net increase (decrease) in net assets resulting from operations	123,102,617	89,846,066
Distributions to shareholders from net investment income	(7,891,662)	(2,242,652)
Distributions to shareholders from net realized gain	(60,750,944)	-
Total distributions	(68,642,606)	(2,242,652)
Share transactions Proceeds from sales of shares	105,924,768	249,436,853
Reinvestment of distributions	62,343,713	2,093,978
Cost of shares redeemed	(272,319,939)	(364,612,526)
Net increase (decrease) in net assets resulting from share transactions	(104,051,458)	(113,081,695)
Redemption fees	119,374	48,960
Total increase (decrease) in net assets	(49,472,073)	(25,429,321)

Net Assets
Beginning of period	695,714,318	721,143,639
End of period (including undistributed net investment income of $2,568,570 and undistributed net investment income of $7,917,620, respectively)	$646,242,245	$695,714,318
Other Information Shares
Sold	6,029,137	15,019,784
Issued in reinvestment of distributions	3,762,445	132,029
Redeemed	(15,495,558)	(22,112,916)
Net increase (decrease)	(5,703,976)	(6,961,103)

Financial Highlights

	Six months ended April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$17.19	$15.21	$14.36	$10.78	$10.78	$15.08
Income from Investment Operations
Net investment income (loss) D	.09	.20	.04	.06	.02	.04
Net realized and unrealized gain (loss)	3.31	1.83	.91	3.53	.04	(3.63)
Total from investment operations	3.40	2.03	.95	3.59	.06	(3.59)
Distributions from net investment income	(.23)	(.05)	(.10)	(.01)	(.06)	(.02)
Distributions from net realized gain	(1.77)	-	-	-	-	(.70)
Total distributions	(2.00)	(.05)	(.10)	(.01)	(.06)	(.72)
Redemption fees added to paid in capital D	- F	- F	- F	- F	- F	.01
Net asset value, end of period	$18.59	$17.19	$15.21	$14.36	$10.78	$10.78
Total Return B, C	21.20%	13.37%	6.65%	33.33%	.50%	(24.71)%
Ratios to Average Net Assets E
Expenses before reductions	.89% A	.97%	1.24%	1.23%	1.54%	1.16%
Expenses net of fee waivers, if any	.89% A	.97%	1.24%	1.23%	1.54%	1.16%
Expenses net of all reductions	.71% A	.84%	1.16%	1.16%	1.40%	1.02%
Net investment income (loss)	1.06% A	1.20%	.27%	.50%	.13%	.35%
Supplemental Data
Net assets, end of period (000 omitted)	$646,242	$695,714	$721,144	$554,853	$298,478	$203,107
Portfolio turnover rate	187% A	185%	161%	212%	188%	242%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. F Amount represents less than $.01 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Overseas

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2006
Japan	16.2%
United Kingdom	11.9%
France	9.0%
Switzerland	8.4%
Germany	6.5%
United States of America	5.2%
Korea (South)	4.8%
Italy	4.7%
Netherlands	3.1%
Other	30.2%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2005
Japan	22.6%
United Kingdom	10.4%
France	10.3%
Switzerland	9.4%
Taiwan	8.1%
United States of America	7.6%
Germany	6.2%
Netherlands	6.0%
Korea (South)	2.8%
Other	16.6%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	96.5	97.3
Short-Term Investments and Net Other Assets	3.5	2.7
Top Ten Stocks as of April 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Total SA Series B (France, Oil, Gas & Consumable Fuels)	2.9	3.4
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.1	2.0
Credit Suisse Group (Reg.) (Switzerland, Capital Markets)	2.0	1.1
Neste Oil Oyj (Finland, Oil, Gas & Consumable Fuels)	2.0	0.2
Banco Bilbao Vizcaya Argentaria SA (Spain, Commercial Banks)	2.0	0.3
Pernod Ricard SA (France, Beverages)	1.9	1.1
ING Groep NV (Certificaten Van Aandelen) (Netherlands, Diversified Financial Services)	1.7	1.0
OMX AB (Sweden, Diversified Financial Services)	1.7	0.0
Nippon Oil Corp. (Japan, Oil, Gas & Consumable Fuels)	1.6	0.0
Reuters Group PLC (United Kingdom, Media)	1.6	0.0
	19.5
Market Sectors as of April 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	31.4	25.2
Energy	18.5	10.6
Consumer Discretionary	10.0	9.6
Information Technology	6.8	23.4
Materials	6.8	6.1
Health Care	6.7	8.0
Industrials	6.1	2.9
Consumer Staples	5.3	5.7
Telecommunication Services	3.7	4.7
Utilities	1.2	1.1

Semiannual Report

Overseas

Investments April 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value (Note 1)
Australia - 0.8%
Computershare Ltd.	2,665,768	$15,957,399
Westfield Group unit	3,000,000	38,582,623
TOTAL AUSTRALIA		54,540,022
Austria - 0.9%
OMV AG	901,900	62,708,684
Brazil - 0.4%
Banco Nossa Caixa SA	1,207,800	27,257,968
Canada - 2.4%
Canadian Natural Resources Ltd.	754,000	45,320,930
Freehold Royalty Trust	1,647,800	30,479,878
Synenco Energy, Inc. Class A	1,858,200	41,119,739
Talisman Energy, Inc.	791,900	44,723,225
TOTAL CANADA		161,643,772
Cayman Islands - 1.3%
GlobalSantaFe Corp.	1,440,800	88,191,368
China - 0.5%
Global Bio-Chem Technology Group Co. Ltd.	65,000,000	33,953,284
Denmark - 0.6%
Vestas Wind Systems AS (a)	1,465,700	39,785,021
Finland - 2.6%
Metso Corp.	1,024,200	40,703,731
Neste Oil Oyj	3,871,922	135,119,387
TOTAL FINLAND		175,823,118
France - 9.0%
Alstom SA (a)	570,700	51,697,698
AXA SA	1,226,960	44,919,011
BNP Paribas SA	343,598	32,469,181
Carrefour SA	795,900	46,170,690
L'Oreal SA	480,116	44,521,769
Louis Vuitton Moet Hennessy (LVMH)	187,700	19,761,937
Pernod Ricard SA	652,400	126,510,540
Sanofi-Aventis sponsored ADR	884,400	41,602,176
Total SA Series B	713,669	197,001,190
TOTAL FRANCE		604,654,192
Germany - 6.5%
BASF AG (d)	850,378	72,758,347
Bayer AG (d)	2,305,100	106,470,279
E.ON AG (d)	675,591	82,266,719
Infineon Technologies AG sponsored ADR (a)(d)	4,749,200	58,035,224
MG Technologies AG	1,119,400	21,184,365
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	471,876	66,868,853
SAP AG sponsored ADR	601,900	32,881,797
TOTAL GERMANY		440,465,584

	Shares	Value (Note 1)
Greece - 0.1%
Greek Organization of Football Prognostics SA	213,000	$7,873,831
Hong Kong - 2.1%
CNOOC Ltd. sponsored ADR (d)	475,900	39,347,412
Hong Kong Exchanges & Clearing Ltd.	3,853,500	27,708,540
Shanghai Industrial Holdings Ltd. Class H	5,588,000	12,036,114
Television Broadcasts Ltd.	5,646,000	35,281,583
Wharf Holdings Ltd.	6,053,000	24,279,765
TOTAL HONG KONG		138,653,414
India - 1.3%
Satyam Computer Services Ltd.	3,435,812	57,341,330
State Bank of India	1,223,012	27,574,426
TOTAL INDIA		84,915,756
Italy - 4.7%
Banca Intesa Spa	7,293,200	43,338,904
ENI Spa	1,936,742	59,273,998
FASTWEB Spa	1,035,200	52,007,312
Lottomatica Spa (d)	1,718,802	79,324,701
Mediaset Spa	388,766	4,919,581
Unicredito Italiano Spa	10,649,100	80,249,865
TOTAL ITALY		319,114,361
Japan - 16.2%
Aeon Co. Ltd.	1,263,200	31,448,273
Ajinomoto Co., Inc.	2,510,000	31,255,149
Canon, Inc.	516,100	39,120,381
Citizen Watch Co. Ltd. (d)	3,166,400	30,920,192
Credit Saison Co. Ltd.	298,300	15,638,648
Fuji Television Network, Inc.	16,009	39,785,266
Fujitsu Ltd.	4,147,000	34,559,852
JAFCO Co. Ltd. (d)	652,500	43,433,152
Kahma Co. Ltd. (d)	187,800	5,112,448
Matsushita Electric Industrial Co. Ltd.	3,479,900	84,248,382
Mitsubishi Estate Co. Ltd.	1,608,000	35,160,660
Mitsui & Co. Ltd.	1,368,000	20,674,670
Mitsui Fudosan Co. Ltd.	2,876,000	64,402,197
Mizuho Financial Group, Inc.	5,377	45,849,108
Nikko Cordial Corp.	2,773,000	44,879,378
Nippon Oil Corp.	13,900,000	109,979,367
Nitto Denko Corp.	230,700	19,347,399
ORIX Corp.	176,600	53,038,158
Sompo Japan Insurance, Inc.	4,536,000	65,724,700
Sumco Corp.	421,000	25,176,817
Sumitomo Mitsui Financial Group, Inc.	6,220	68,276,621
T&D Holdings, Inc.	1,389,700	106,538,585
Takefuji Corp.	241,210	15,674,679
Tokuyama Corp.	1,857,000	30,641,520
Yaskawa Electric Corp. (a)	2,649,000	32,590,552
TOTAL JAPAN		1,093,476,154
Common Stocks - continued
	Shares	Value (Note 1)
Korea (South) - 4.8%
Doosan Heavy Industries & Construction Co. Ltd.	1,090,700	$39,492,567
Hyundai Engineering & Construction Co. Ltd. (a)	1,120,190	69,718,676
Industrial Bank of Korea	2,931,110	59,047,982
Kookmin Bank	204,770	18,346,042
Lotte Shopping Co. Ltd. GDR (a)(f)	1,395,700	29,151,071
NHN Corp. (a)	190,679	67,727,807
SK Telecom Co. Ltd. sponsored ADR (d)	1,603,800	42,821,460
TOTAL KOREA (SOUTH)		326,305,605
Luxembourg - 1.6%
Millicom International Cellular SA unit (a)	2,176,700	106,934,437
Malaysia - 0.3%
UMW Holdings BHD	9,288,800	18,833,843
Netherlands - 3.1%
ING Groep NV (Certificaten Van Aandelen)	2,826,264	114,689,795
Reed Elsevier NV (d)	3,902,400	57,850,690
VNU NV	1,112,639	38,196,337
TOTAL NETHERLANDS		210,736,822
Norway - 1.3%
Statoil ASA	2,702,400	89,030,348
Philippines - 0.2%
Metropolitan Bank & Trust Co.	21,057,600	15,880,236
Portugal - 0.5%
Sonae Industria SGPS SA (a)	3,352,700	33,585,676
Russia - 0.7%
OAO Gazprom sponsored ADR	941,000	43,286,000
Singapore - 0.2%
Singapore Petroleum Co. Ltd.	3,752,900	13,650,362
South Africa - 2.3%
FirstRand Ltd.	12,210,100	40,209,560
Impala Platinum Holdings Ltd.	111,869	21,210,921
Steinhoff International Holdings Ltd.	23,102,326	91,563,980
TOTAL SOUTH AFRICA		152,984,461
Spain - 2.7%
Banco Bilbao Vizcaya Argentaria SA	6,084,700	134,228,486
Banco Santander Central Hispano SA	2,083,600	32,307,632
Gestevision Telecinco SA	665,923	17,013,275
TOTAL SPAIN		183,549,393
Sweden - 2.5%
OMX AB	5,923,300	113,901,876
TELE2 AB (B Shares)	4,074,900	51,638,843
TOTAL SWEDEN		165,540,719

	Shares	Value (Note 1)
Switzerland - 8.4%
Actelion Ltd. (Reg.) (a)	664,280	$75,088,330
Credit Suisse Group (Reg.)	2,168,334	136,187,389
Novartis AG (Reg.)	1,818,638	104,589,867
Roche Holding AG (participation certificate)	923,100	141,929,509
Syngenta AG sponsored ADR	1,388,100	38,561,418
UBS AG (Reg.)	614,620	71,818,350
TOTAL SWITZERLAND		568,174,863
Taiwan - 1.3%
Formosa Petrochemical Corp.	13,940,000	25,777,596
Hon Hai Precision Industry Co. Ltd. (Foxconn)	9,080,648	61,617,259
TOTAL TAIWAN		87,394,855
Thailand - 2.2%
Bangkok Bank Ltd. PCL (For. Reg.)	17,060,400	54,095,059
Thai Military Bank PCL (For.Reg.) (a)	478,869,800	53,590,544
Thai Oil PCL (For. Reg.)	24,060,000	43,273,381
TOTAL THAILAND		150,958,984
Turkey - 1.4%
Yapi ve Kredi Bankasi AS (a)	39,482,811	92,549,500
United Kingdom - 11.9%
BAE Systems PLC	8,142,900	62,001,313
BHP Billiton PLC	2,265,875	46,654,678
BP PLC	5,680,360	69,792,643
British American Tobacco PLC	1,517,000	38,759,362
British Land Co. PLC	2,586,100	59,237,982
GlaxoSmithKline PLC	3,331,400	94,745,000
ITV PLC	19,884,597	41,704,214
Prudential PLC	7,156,100	83,982,782
Reuters Group PLC	15,231,200	108,056,034
Rio Tinto PLC (Reg.)	666,938	37,131,775
Rolls-Royce Group PLC	3,284,300	28,541,121
Smiths Group PLC	1,766,700	32,848,485
Standard Chartered PLC (United Kingdom)	2,174,800	57,749,204
The Weir Group PLC	1,785,850	14,900,518
Xstrata PLC	751,600	27,195,293
TOTAL UNITED KINGDOM		803,300,404
United States of America - 1.7%
Forest Oil Corp. (a)	460,700	16,847,799
Global Industries Ltd. (a)(e)	5,937,200	94,223,364
TOTAL UNITED STATES OF AMERICA		111,071,163
TOTAL COMMON STOCKS (Cost $5,324,968,353)		6,506,824,200
Nonconvertible Preferred Stocks - 0.0%
	Shares	Value (Note 1)
United Kingdom - 0.0%
Rolls-Royce Group PLC Series B (Cost $314,403)	176,695,340	$343,194
Money Market Funds - 9.0%

Fidelity Cash Central Fund, 4.8% (b)	262,542,394	262,542,394
Fidelity Securities Lending Cash Central Fund, 4.83% (b)(c)	339,748,525	339,748,525
TOTAL MONEY MARKET FUNDS (Cost $602,290,919)		602,290,919
TOTAL INVESTMENT PORTFOLIO - 105.5% (Cost $5,927,573,675)		7,109,458,313
NET OTHER ASSETS - (5.5)%		(368,612,508)
NET ASSETS - 100%		$6,740,845,805
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security is on loan at period end.
(e)Affiliated company

(f)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $29,151,071 or 0.4% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$5,377,276
Fidelity Securities Lending Cash Central Fund	1,871,807
Total	$7,249,083
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Global Industries Ltd.	$-	$85,302,135	$-	$-	$94,223,364
Income Tax Information
At October 31, 2005, the fund had a capital loss carryforward of approximately $28,516,772 all of which will expire on October 31, 2010.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Overseas

Financial Statements

Statement of Assets and Liabilities

April 30, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $324,307,811) - See accompanying schedule: Unaffiliated issuers (cost $5,239,980,621)	$6,412,944,030
Affiliated Central Funds (cost $602,290,919)	602,290,919
Other affiliated issuers (cost $85,302,135)	94,223,364
Total Investments (cost $5,927,573,675)		$7,109,458,313
Foreign currency held at value (cost $1,691,118)		1,702,329
Receivable for investments sold		94,301,858
Receivable for fund shares sold		12,977,287
Dividends receivable		19,023,233
Interest receivable		1,269,136
Prepaid expenses		14,011
Other affiliated receivables		49,796
Other receivables		3,777,100
Total assets		7,242,573,063

Liabilities
Payable for investments purchased	$151,177,957
Payable for fund shares redeemed	4,025,534
Accrued management fee	4,501,668
Other affiliated payables	1,501,370
Other payables and accrued expenses	772,204
Collateral on securities loaned, at value	339,748,525
Total liabilities		501,727,258

Net Assets		$6,740,845,805
Net Assets consist of:
Paid in capital		$4,927,396,770
Undistributed net investment income		29,587,677
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		601,616,871
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,182,244,487
Net Assets, for 143,354,622 shares outstanding		$6,740,845,805
Net Asset Value, offering price and redemption price per share ($6,740,845,805 ÷ 143,354,622 shares)		$47.02

Statement of Operations

Six months ended April 30, 2006 (Unaudited)

Investment Income
Dividends		$59,834,760
Interest		23,769
Income from affiliated Central Funds		7,249,083
		67,107,612
Less foreign taxes withheld		(5,482,087)
Total income		61,625,525

Expenses
Management fee Basic fee	$20,404,801
Performance adjustment	1,368,963
Transfer agent fees	6,961,378
Accounting and security lending fees	772,416
Independent trustees' compensation	10,878
Appreciation in deferred trustee compensation account	10,878
Custodian fees and expenses	1,034,339
Registration fees	137,912
Audit	65,562
Legal	20,342
Interest	854
Miscellaneous	22,943
Total expenses before reductions	30,811,266
Expense reductions	(4,159,020)	26,652,246
Net investment income (loss)		34,973,279
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $167,727)	670,204,412
Foreign currency transactions	(2,708,636)
Total net realized gain (loss)		667,495,776
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $18,131)	617,370,316
Assets and liabilities in foreign currencies	656,584
Total change in net unrealized appreciation (depreciation)		618,026,900
Net gain (loss)		1,285,522,676
Net increase (decrease) in net assets resulting from operations		$1,320,495,955

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Overseas
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2006 (Unaudited)	Year ended October 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$34,973,279	$51,394,630
Net realized gain (loss)	667,495,776	401,382,614
Change in net unrealized appreciation (depreciation)	618,026,900	289,293,624
Net increase (decrease) in net assets resulting from operations	1,320,495,955	742,070,868
Distributions to shareholders from net investment income	(51,835,693)	(24,791,518)
Distributions to shareholders from net realized gain	(20,228,484)	(14,353,048)
Total distributions	(72,064,177)	(39,144,566)
Share transactions Proceeds from sales of shares	1,194,516,318	977,608,152
Reinvestment of distributions	71,154,696	38,479,891
Cost of shares redeemed	(507,144,071)	(1,167,494,600)
Net increase (decrease) in net assets resulting from share transactions	758,526,943	(151,406,557)
Redemption fees	90,271	173,736
Total increase (decrease) in net assets	2,007,048,992	551,693,481

Net Assets
Beginning of period	4,733,796,813	4,182,103,332
End of period (including undistributed net investment income of $29,587,677 and undistributed net investment income of $46,450,091, respectively)	$6,740,845,805	$4,733,796,813
Other Information Shares
Sold	27,811,694	27,631,957
Issued in reinvestment of distributions	1,782,432	1,105,744
Redeemed	(11,971,677)	(32,826,166)
Net increase (decrease)	17,622,449	(4,088,465)

Financial Highlights

	Six months ended April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$37.65	$32.21	$29.19	$22.34	$25.98	$40.72
Income from Investment Operations
Net investment income (loss) D	.26	.39	.17 E	.18	.11	.20
Net realized and unrealized gain (loss)	9.68	5.35	3.15	6.76	(3.75)	(9.96)
Total from investment operations	9.94	5.74	3.32	6.94	(3.64)	(9.76)
Distributions from net investment income	(.41)	(.19)	(.30)	(.09)	-	(.86)
Distributions from net realized gain	(.16)	(.11)	-	-	-	(4.12)
Total distributions	(.57)	(.30)	(.30)	(.09)	-	(4.98)
Redemption fees added to paid in capital D	- G	- G	- G	- G	- G	- G
Net asset value, end of period	$47.02	$37.65	$32.21	$29.19	$22.34	$25.98
Total Return B, C	26.67%	17.90%	11.45%	31.18%	(14.01)%	(27.21)%
Ratios to Average Net Assets F
Expenses before reductions	1.08% A	.93%	1.05%	1.04%	1.21%	1.18%
Expenses net of fee waivers, if any	1.08% A	.93%	1.05%	1.04%	1.21%	1.18%
Expenses net of all reductions	.94% A	.86%	1.01%	1.00%	1.16%	1.12%
Net investment income (loss)	1.23% A	1.11%	.55% E	.75%	.42%	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$6,740,846	$4,733,797	$4,182,103	$3,500,394	$2,862,101	$3,392,740
Portfolio turnover rate	174% A	87%	79%	104%	72%	95%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Net investment income per share includes approximately $.01 per share received as a result of a reorganization of an issuer that was in bankruptcy. Excluding this non-recurring amount, the ratio of net investment income (loss) to average net assets would have been .52%. F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. G Amount represents less than $.01 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Worldwide

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2006
United States of America	46.5%
Japan	10.8%
United Kingdom	7.0%
France	6.1%
Switzerland	5.6%
Germany	5.3%
Australia	2.0%
Italy	1.7%
Korea (South)	1.3%
Other	13.7%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2005
United States of America	49.8%
Japan	11.8%
France	5.7%
Switzerland	5.6%
Taiwan	4.1%
United Kingdom	3.8%
Germany	3.5%
Netherlands	3.1%
Canada	2.0%
Other	10.6%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.4	97.3
Short-Term Investments and Net Other Assets	1.6	2.7
Top Ten Stocks as of April 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A (sub. vtg.) (United States of America, Internet Software & Services)	1.8	0.5
General Electric Co. (United States of America, Industrial Conglomerates)	1.5	2.2
American International Group, Inc. (United States of America, Insurance)	1.5	2.1
Johnson & Johnson (United States of America, Pharmaceuticals)	1.1	0.4
Federated Department Stores, Inc. (United States of America, Multiline Retail)	1.0	0.0
Best Buy Co., Inc. (United States of America, Specialty Retail)	1.0	0.0
Nestle SA (Switzerland, Food Products)	0.9	0.9
Roche Holding AG (Switzerland, Pharmaceuticals)	0.9	1.3
Honeywell International, Inc. (United States of America, Aerospace & Defense)	0.9	1.6
Golden West Financial Corp., Delaware (United States of America, Thrifts & Mortgage Finance)	0.9	0.0
	11.5
Market Sectors as of April 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.9	20.5
Consumer Discretionary	13.3	9.4
Information Technology	12.1	20.9
Industrials	11.5	8.4
Health Care	9.8	11.6
Energy	8.8	10.1
Consumer Staples	8.6	7.0
Materials	5.0	5.6
Utilities	3.0	1.0
Telecommunication Services	2.4	2.8

Semiannual Report

Worldwide

Investments April 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value (Note 1)
Australia - 2.0%
AMP Ltd.	69,700	$477,058
Aristocrat Leisure Ltd.	95,000	1,063,016
Babcock & Brown Japan Property Trust	886,700	1,205,711
BHP Billiton Ltd.	251,700	5,733,725
Billabong International Ltd.	168,200	1,970,262
Commonwealth Bank of Australia	31,700	1,131,803
Computershare Ltd.	253,800	1,519,257
CSL Ltd.	35,400	1,551,646
Downer EDI Ltd.	307,500	2,027,582
Dyno Nobel Ltd.	113,700	226,295
Macquarie Airports unit	204,600	509,792
Macquarie Bank Ltd.	40,900	2,218,376
Macquarie Communications Infrastructure Group unit	179,300	749,129
Macquarie Infrastructure Group unit	214,600	581,985
Mortgage Choice Ltd.	119,900	236,813
National Australia Bank Ltd.	57,300	1,636,488
QBE Insurance Group Ltd.	119,900	2,038,416
Seek Ltd.	211,400	637,542
Transurban Group unit	120,700	605,152
Zinifex Ltd.	241,500	1,898,764
TOTAL AUSTRALIA		28,018,812
Austria - 0.6%
Austriamicrosystems AG (a)	11,400	734,846
Erste Bank der Oesterreichischen Sparkassen AG	22,000	1,335,078
Oesterreichische Elektrizitaetswirtschafts AG (Verbund)	3,900	1,853,823
OMV AG	36,800	2,558,687
Telekom Austria AG	51,300	1,258,855
TOTAL AUSTRIA		7,741,289
Bermuda - 1.0%
ACE Ltd.	82,900	4,604,266
Endurance Specialty Holdings Ltd.	108,600	3,362,256
Lazard Ltd. Class A	39,300	1,744,920
Marvell Technology Group Ltd. (a)	55,400	3,162,786
Ports Design Ltd.	248,000	391,833
TOTAL BERMUDA		13,266,061
Brazil - 0.3%
Banco Bradesco SA (PN) sponsored ADR (non-vtg.)	26,600	1,012,662
Banco Itau Holding Financeira SA (PN) (non-vtg.)	8,700	279,050
Banco Nossa Caixa SA	25,200	568,721
CSU Cardsystem SA sponsored ADR (a)(e)	31,000	792,050
Uniao de Bancos Brasileiros SA (Unibanco) GDR	18,200	1,444,170
TOTAL BRAZIL		4,096,653

	Shares	Value (Note 1)
Canada - 0.4%
Ultra Petroleum Corp. (a)	83,100	$5,315,076
Cayman Islands - 0.8%
Foxconn International Holdings Ltd. (a)	562,000	1,210,504
GlobalSantaFe Corp.	29,700	1,817,937
Noble Corp.	83,900	6,623,066
Suntech Power Holdings Co. Ltd. sponsored ADR	19,900	682,371
The9 Ltd. sponsored ADR (a)	22,800	683,772
Xinao Gas Holdings Ltd.	558,000	514,581
TOTAL CAYMAN ISLANDS		11,532,231
China - 0.8%
China Shenhua Energy Co. Ltd. (H Shares)	601,000	1,089,091
China Techfaith Wireless Communication Technology Ltd. sponsored ADR	30,300	412,383
Dalian Port (PDA) Co. Ltd. (H Shares)	138,000	76,980
Focus Media Holding Ltd. ADR	133,900	8,086,221
Li Ning Co. Ltd.	772,000	866,263
Shanghai Prime Machinery Co. Ltd. (H Shares)	310,000	115,951
TOTAL CHINA		10,646,889
Denmark - 0.1%
Vestas Wind Systems AS (a)	65,900	1,788,792
Finland - 1.0%
Citycon Oyj	76,000	355,735
Citycon Oyj New	15,200	71,147
Fortum Oyj	92,700	2,341,438
Metso Corp.	48,700	1,935,434
Neste Oil Oyj	61,700	2,153,160
Nokia Corp. sponsored ADR	260,800	5,909,728
Sampo Oyj (A Shares)	74,900	1,545,980
TOTAL FINLAND		14,312,622
France - 6.1%
Accor SA	31,300	1,970,138
Alcatel SA (RFD) (a)	107,100	1,544,382
Alstom SA (a)	21,700	1,965,726
April Group (d)	28,600	1,520,906
AXA SA	103,140	3,775,956
BNP Paribas SA	38,520	3,640,047
BNP Paribas SA New	4,262	389,037
Carrefour SA	56,800	3,295,006
Compagnie Generale de Geophysique SA (a)	25,400	4,105,081
Financiere Marc de Lacharriere SA (Fimalac)	11,100	1,053,825
Groupe Danone	9,700	1,210,339
L'Oreal SA	66,700	6,185,176
Legrand SA	7,300	213,673
Louis Vuitton Moet Hennessy (LVMH)	33,700	3,548,094
Neopost SA	29,600	3,347,965
Common Stocks - continued
	Shares	Value (Note 1)
France - continued
Nexity	40,100	$2,802,806
Orpea (a)	27,800	2,062,344
Pernod Ricard SA	17,700	3,432,306
Renault SA	37,800	4,387,514
Sanofi-Aventis sponsored ADR	98,700	4,642,848
Schneider Electric SA	19,000	2,151,429
Silicon On Insulator Technologies SA (SOITEC) (a)	31,500	1,028,125
Societe Generale Series A	29,500	4,507,182
Suez SA (France)	111,800	4,399,427
Total SA Series B	35,724	9,861,253
Veolia Environnement	17,600	1,051,631
Vinci SA	25,900	2,573,293
Vivendi Universal SA sponsored ADR	82,500	3,013,725
TOTAL FRANCE		83,679,234
Germany - 4.9%
ADVA AG Optical Networking (a)	28,650	339,775
Allianz AG (Reg.) (d)	41,900	7,009,870
Bayer AG (d)	47,600	2,198,597
Bilfinger Berger AG	16,500	1,051,062
Continental AG (d)	9,900	1,178,713
Deutsche Boerse AG	23,500	3,398,639
Deutsche Postbank AG	26,700	2,041,375
E.ON AG (d)	60,300	7,342,731
GFK AG	32,877	1,506,527
Heidelberger Druckmaschinen AG	71,500	3,608,319
Hypo Real Estate Holding AG	19,000	1,328,492
Infineon Technologies AG sponsored ADR (a)	203,700	2,489,214
KarstadtQuelle AG (a)(d)	76,200	2,290,962
Linde AG (d)	18,900	1,692,054
Merck KGaA	12,300	1,303,537
MPC Muenchmeyer Petersen Capital AG	6,600	554,571
MTU Aero Engines Holding AG	23,500	852,699
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.) (d)	18,400	2,607,437
Pfleiderer AG	104,000	3,137,269
Premiere AG (a)(d)	96,200	1,577,819
Q-Cells AG	14,700	1,356,659
RWE AG	39,100	3,389,993
SAP AG	3,200	699,264
SAP AG sponsored ADR	27,100	1,480,473
SGL Carbon AG (a)	76,200	1,600,693
Siemens AG sponsored ADR	36,300	3,435,432
SolarWorld AG	6,000	1,869,765
United Internet AG	58,100	3,811,697
Wacker Chemie AG	2,200	288,666
Wincor Nixdorf AG	11,800	1,697,172
TOTAL GERMANY		67,139,476

	Shares	Value (Note 1)
Greece - 0.2%
EFG Eurobank Ergasias SA	32,900	$1,310,832
Greek Organization of Football Prognostics SA	35,800	1,323,395
TOTAL GREECE		2,634,227
Hong Kong - 0.5%
Chaoda Modern Agriculture (Holdings) Ltd.	1,384,000	963,925
CNOOC Ltd.	2,117,700	1,707,096
Esprit Holdings Ltd.	355,000	2,834,213
Li & Fung Ltd.	452,000	1,072,679
Wharf Holdings Ltd.	159,000	637,780
TOTAL HONG KONG		7,215,693
India - 0.5%
Cipla Ltd.	140,297	795,537
Infosys Technologies Ltd.	34,660	2,423,614
Pfizer Ltd.	22,577	516,908
State Bank of India	72,882	1,643,221
Sun TV Ltd.	1,152	32,675
Suzlon Energy Ltd.	74,979	2,103,503
TOTAL INDIA		7,515,458
Indonesia - 0.2%
PT Bank Rakyat Indonesia Tbk	1,486,200	782,430
PT Perusahaan Gas Negara Tbk Series B	1,032,500	1,457,365
TOTAL INDONESIA		2,239,795
Ireland - 0.6%
AgCert International	148,500	681,130
Allied Irish Banks PLC	89,000	2,132,440
C&C Group PLC	206,600	1,603,040
Paddy Power PLC (Ireland)	61,300	1,090,482
Ryanair Holdings PLC sponsored ADR (a)	45,700	2,151,556
TOTAL IRELAND		7,658,648
Israel - 0.4%
Bank Hapoalim BM (Reg.)	245,500	1,237,088
Ormat Industries Ltd.	181,400	1,724,940
Teva Pharmaceutical Industries Ltd.	46,300	1,910,482
TOTAL ISRAEL		4,872,510
Italy - 1.5%
Azimut Holdings Spa	96,200	1,183,365
Banca Monte dei Paschi di Siena Spa	281,600	1,670,530
ENI Spa	107,051	3,276,296
FASTWEB Spa	27,700	1,391,618
Fiat Spa (a)	164,000	2,310,778
Geox Spa	86,900	1,239,780
Lottomatica Spa	29,900	1,379,920
Mediobanca Spa	43,000	932,031
Common Stocks - continued
	Shares	Value (Note 1)
Italy - continued
Pirelli & C. Real Estate Spa	24,900	$1,827,416
Unicredito Italiano Spa	672,100	5,064,835
TOTAL ITALY		20,276,569
Japan - 10.8%
Aeon Co. Ltd.	146,100	3,637,265
Aeon Fantasy Co. Ltd.	3,100	130,125
Asics Corp.	139,000	1,695,464
Canon, Inc.	60,200	4,563,160
Credit Saison Co. Ltd.	19,900	1,043,276
Daikin Industries Ltd.	38,000	1,324,786
Daiwa House Industry Co. Ltd.	96,000	1,636,321
Daiwa Securities Group, Inc.	103,000	1,428,206
East Japan Railway Co.	208	1,623,816
FamilyMart Co. Ltd.	4,500	130,406
Fanuc Ltd.	28,800	2,723,829
Fast Retailing Co. Ltd.	14,900	1,415,745
Fujitsu Ltd.	172,000	1,433,396
Fullcast Co. Ltd.	175	708,452
Hokuhoku Financial Group, Inc.	180,000	733,436
Hoya Corp.	75,800	3,068,610
Ibiden Co. Ltd.	40,600	1,928,834
JAFCO Co. Ltd.	12,600	838,709
Japan Tobacco, Inc.	439	1,765,638
JGC Corp.	102,600	1,797,471
JSR Corp.	81,700	2,518,261
JTEKT Corp.	64,800	1,397,006
Kahma Co. Ltd. (d)	39,000	1,061,691
Kansai Urban Banking Corp.	136,000	641,335
Keyence Corp.	8,000	2,099,144
Kose Corp.	19,910	725,589
Kurita Water Industries Ltd.	16,900	344,307
Matsushita Electric Industrial Co. Ltd.	210,000	5,084,100
Mitsubishi Estate Co. Ltd.	87,000	1,902,349
Mitsubishi UFJ Financial Group, Inc.	322	5,042,520
Mitsui & Co. Ltd.	204,000	3,083,065
Mitsui Fudosan Co. Ltd.	131,000	2,933,480
Mizuho Financial Group, Inc.	651	5,551,008
Nidec Corp.	14,400	1,110,270
Nikko Cordial Corp.	208,000	3,366,358
Nintendo Co. Ltd.	20,400	3,045,445
Nippon Electric Glass Co. Ltd.	97,000	2,189,155
Nippon Oil Corp.	163,000	1,289,686
Nishimatsuya Chain Co. Ltd.	18,600	417,326
Nissan Motor Co. Ltd.	135,000	1,777,275
Nitto Denko Corp.	33,600	2,817,827
Nomura Holdings, Inc.	44,300	1,004,724
NSK Ltd.	186,000	1,682,371
Omron Corp.	56,200	1,569,405
ORIX Corp.	17,350	5,210,714
SHIMIZU Corp.	247,000	1,709,208
Shin-Etsu Chemical Co. Ltd.	19,200	1,109,427

	Shares	Value (Note 1)
Sompo Japan Insurance, Inc.	195,000	$2,825,467
Sony Corp. sponsored ADR	70,000	3,425,800
St. Marc Holdings Co. Ltd.	8,000	551,482
Sugi Pharmacy Co. Ltd.	54,600	1,280,193
Sumco Corp.	48,500	2,900,417
Sumitomo Electric Industries Ltd.	169,200	2,686,398
Sumitomo Metal Industries Ltd.	412,100	1,737,063
Sumitomo Mitsui Financial Group, Inc.	532	5,839,737
Sumitomo Titanium Corp.	7,500	1,476,619
Sumitomo Trust & Banking Co. Ltd.	145,000	1,543,271
T&D Holdings, Inc.	37,650	2,886,362
Takeda Pharamaceutical Co. Ltd.	46,200	2,823,728
Teijin Ltd.	307,800	2,111,015
The Daimaru, Inc.	118,000	1,718,059
The Sumitomo Warehouse Co. Ltd.	44,000	341,954
Toho Titanium Co. Ltd.	19,500	1,453,831
Token Corp.	8,300	541,550
Tokuyama Corp.	330,000	5,445,181
Tokyo Tomin Bank Ltd.	4,500	224,852
Toyota Motor Corp.	158,900	9,305,979
Valor Co. Ltd.	19,400	395,240
Yahoo! Japan Corp.	1,620	944,615
Yamada Denki Co. Ltd.	24,600	2,680,887
TOTAL JAPAN		149,449,691
Korea (South) - 1.3%
Daegu Bank Co. Ltd.	80,190	1,504,918
Hyundai Department Store Co. Ltd.	12,060	1,157,218
Hyundai Engineering & Construction Co. Ltd. (a)	12,300	765,531
Hyundai Motor Co.	8,001	703,264
Kookmin Bank	29,070	2,604,480
Korean Reinsurance Co.	122,002	1,461,722
LG Household & Health Care Ltd.	19,310	1,541,688
NHN Corp. (a)	8,139	2,890,914
Samsung Electronics Co. Ltd.	2,384	1,627,839
Shinhan Financial Group Co. Ltd.	46,166	2,300,591
Shinsegae Co. Ltd.	1,664	813,343
Woongjin Coway Co. Ltd. unit (a)(e)	47,900	711,021
TOTAL KOREA (SOUTH)		18,082,529
Luxembourg - 0.1%
SES Global unit	109,764	1,793,365
Mexico - 0.2%
America Movil SA de CV Series L sponsored ADR	45,500	1,679,405
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	4,000	133,120
Urbi, Desarrollos Urbanos, SA de CV (a)	150,800	1,233,574
TOTAL MEXICO		3,046,099
Netherlands - 1.3%
ABN-AMRO Holding NV	118,000	3,526,842
ASML Holding NV (NY Shares) (a)	37,700	797,355
Common Stocks - continued
	Shares	Value (Note 1)
Netherlands - continued
EADS NV (d)	52,200	$2,060,042
Fugro NV (Certificaten Van Aandelen) unit	43,400	1,822,267
ING Groep NV (Certificaten Van Aandelen)	126,400	5,129,312
Koninklijke Numico NV	25,100	1,137,494
Randstad Holdings NV	19,500	1,296,535
Tele Atlas NV (Netherlands) (a)	17,400	441,249
VNU NV	38,155	1,309,842
TOTAL NETHERLANDS		17,520,938
Norway - 1.0%
DnB NOR ASA (d)	100,400	1,393,132
Norsk Hydro ASA	27,200	4,161,600
ProSafe ASA	36,400	2,162,095
Statoil ASA (d)	51,100	1,683,485
TANDBERG ASA (d)	192,500	1,960,365
TANDBERG Television ASA (a)	66,800	1,344,283
Telenor ASA	133,500	1,549,101
TOTAL NORWAY		14,254,061
Portugal - 0.1%
Energias de Portugal SA	426,500	1,678,852
Russia - 0.2%
Novatek JSC GDR (e)	8,800	374,000
OAO Gazprom sponsored ADR	41,300	1,899,800
TOTAL RUSSIA		2,273,800
Singapore - 0.2%
Ascendas Real Estate Investment Trust (A-REIT)	489,000	705,266
GigaMedia Ltd. (a)	50,000	413,500
HTL International Holdings Ltd.	678,750	562,458
Keppel Corp. Ltd.	128,000	1,238,827
TOTAL SINGAPORE		2,920,051
South Africa - 1.0%
African Bank Investments Ltd.	184,200	1,029,375
FirstRand Ltd.	756,300	2,490,601
Foschini Ltd.	137,100	1,388,672
Gold Fields Ltd.	39,900	1,013,859
MTN Group Ltd.	215,800	2,153,514
Naspers Ltd. Class N	44,500	976,965
Nedbank Group Ltd.	45,108	941,923
Standard Bank Group Ltd.	57,400	819,114
Steinhoff International Holdings Ltd.	712,300	2,823,137
TOTAL SOUTH AFRICA		13,637,160
Spain - 0.8%
Banco Bilbao Vizcaya Argentaria SA	304,500	6,717,270
Banco Santander Central Hispano SA	187,000	2,899,562

	Shares	Value (Note 1)
Gestevision Telecinco SA	25,600	$654,039
Inditex SA	34,000	1,383,399
TOTAL SPAIN		11,654,270
Sweden - 0.6%
Atlas Copco AB (B Shares) (d)	142,100	3,881,511
Eniro AB	101,800	1,117,123
Hennes & Mauritz AB (H&M) (B Shares)	14,950	567,850
Modern Times Group AB (MTG) (B Shares) (a)	17,650	969,029
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	36,600	1,298,202
TOTAL SWEDEN		7,833,715
Switzerland - 5.6%
ABB Ltd.:
(Reg.)	103,836	1,481,817
sponsored ADR	62,000	881,640
Actelion Ltd. (Reg.) (a)	13,541	1,530,636
Alcon, Inc.	62,400	6,346,704
Compagnie Financiere Richemont unit	80,715	4,181,197
Credit Suisse Group sponsored ADR	23,000	1,398,170
Credit Suisse Group (Reg.) (d)	70,277	4,413,915
Lindt & Spruengli AG (participation certificate)	1,118	2,280,529
Nestle SA:
(Reg.)	19,913	6,072,799
sponsored ADR	88,000	6,727,600
Nobel Biocare Holding AG (Switzerland)	6,836	1,689,296
Novartis AG sponsored ADR	141,400	8,131,914
Pargesa Holding SA	15,252	1,549,425
Roche Holding AG:
(participation certificate)	58,314	8,965,960
sponsored ADR	43,900	3,380,300
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	1,369	1,354,320
Swiss Life Holding	9,379	2,160,807
Syngenta AG:
sponsored ADR	54,900	1,525,122
warrants 5/22/06 (a)	8,900	14,280
(Switzerland)	8,900	1,236,210
The Swatch Group AG (Reg.)	40,966	1,502,824
UBS AG (NY Shares)	67,020	7,831,287
Zurich Financial Services AG	9,844	2,394,926
TOTAL SWITZERLAND		77,051,678
Taiwan - 0.3%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	257,512	1,747,362
Merry Electronics Co. Ltd.	308,000	1,086,003
Phoenix Precision Technology Corp.	499,100	1,137,233
Powertech Technology, Inc.	211,000	724,143
TOTAL TAIWAN		4,694,741
Common Stocks - continued
	Shares	Value (Note 1)
Thailand - 0.1%
Kasikornbank PCL (For. Reg.)	658,200	$1,192,582
Turkey - 0.3%
Finansbank AS	421,500	2,199,130
Tupras-Turkiye Petrol Rafinerileri AS	88,700	1,877,958
TOTAL TURKEY		4,077,088
United Arab Emirates - 0.1%
Investcom LLC GDR	109,000	1,651,350
United Kingdom - 7.0%
Anglo American PLC (United Kingdom)	89,300	3,802,801
AstraZeneca PLC sponsored ADR	28,500	1,571,205
BAE Systems PLC	497,000	3,784,236
Benfield Group PLC	288,800	2,046,226
BG Group PLC	138,000	1,854,863
BG Group PLC sponsored ADR	19,600	1,316,336
BHP Billiton PLC	138,400	2,849,675
BP PLC	802,475	9,859,736
British American Tobacco PLC	137,800	3,520,791
British Land Co. PLC	61,700	1,413,319
Capita Group PLC	118,500	1,006,553
Carnival PLC	22,400	1,108,352
CLS Holdings PLC (a)	68,500	688,347
CSR PLC (a)	30,900	681,318
EMI Group PLC	188,700	970,479
Enterprise Inns PLC	55,500	944,365
GlaxoSmithKline PLC sponsored ADR	170,200	9,680,976
HSBC Holdings PLC:
(Hong Kong) (Reg.)	272,400	4,722,326
(United Kingdom) (Reg.)	74,000	1,282,864
Imperial Tobacco Group PLC sponsored ADR	23,000	1,441,640
Informa PLC	149,800	1,335,937
International Power PLC	311,100	1,689,340
Ladbrokes PLC	12	92
Man Group PLC	26,900	1,239,718
Marks & Spencer Group PLC	213,400	2,278,697
Prudential PLC	116,500	1,367,224
Reckitt Benckiser PLC	56,400	2,056,161
Renovo Group PLC	335,100	693,642
Reuters Group PLC sponsored ADR	31,000	1,316,880
Rio Tinto PLC sponsored ADR	13,400	2,984,180
Rolls-Royce Group PLC	353,700	3,073,713
Royal Bank of Scotland Group PLC	74,000	2,417,089
Royal Dutch Shell PLC Class B	189,500	6,766,096
Scottish & Southern Energy PLC	101,900	2,090,701
SIG PLC	58,900	972,141
Smiths Group PLC	96,500	1,794,237
Tesco PLC	205,700	1,198,589
Vedanta Resources PLC	45,700	1,315,190
Virgin Mobile Holdings (UK) PLC	125,300	852,364
Vodafone Group PLC sponsored ADR	218,700	5,183,190
VT Group PLC	124,500	1,044,462

	Shares	Value (Note 1)
Whatman PLC	96,800	$553,891
Yell Group PLC	67,400	631,813
TOTAL UNITED KINGDOM		97,401,755
United States of America - 44.9%
AES Corp. (a)	231,700	3,931,949
Airgas, Inc.	86,900	3,515,105
AirTran Holdings, Inc. (a)	192,000	2,684,160
Alcoa, Inc.	142,800	4,823,784
Allergan, Inc.	79,900	8,207,328
Allied Waste Industries, Inc. (a)	368,400	5,216,544
Altria Group, Inc.	157,000	11,486,120
Amerada Hess Corp.	27,600	3,954,252
American Express Co.	112,200	6,037,482
American International Group, Inc.	310,100	20,234,025
American Tower Corp. Class A (a)	168,100	5,738,934
Amphenol Corp. Class A	56,600	3,271,480
AMR Corp. (a)	62,800	1,547,392
Amylin Pharmaceuticals, Inc. (a)	16,400	714,220
Apple Computer, Inc. (a)	91,400	6,433,646
Applied Materials, Inc.	112,900	2,026,555
aQuantive, Inc. (a)(d)	157,400	3,944,444
AT&T, Inc.	146,600	3,842,386
Atmel Corp. (a)	394,700	2,068,228
Avon Products, Inc.	240,600	7,845,966
Badger Meter, Inc.	29,000	1,788,720
Bank of America Corp.	170,300	8,501,376
BEA Systems, Inc. (a)	173,300	2,296,225
Beacon Roofing Supply, Inc. (a)	41,800	1,546,600
Best Buy Co., Inc.	233,200	13,213,112
BioMarin Pharmaceutical, Inc. (a)	79,000	971,700
C.R. Bard, Inc.	74,500	5,547,270
Carpenter Technology Corp.	28,000	3,330,600
Chemed Corp.	23,500	1,280,515
Cisco Systems, Inc. (a)	501,300	10,502,235
Coldwater Creek, Inc. (a)	119,650	3,345,414
Colgate-Palmolive Co.	139,300	8,235,416
CONSOL Energy, Inc.	81,300	6,923,508
Cooper Companies, Inc.	800	43,856
CyberSource Corp. (a)	333,900	3,118,626
E*TRADE Financial Corp. (a)	151,900	3,779,272
Entegris, Inc. (a)	162,653	1,655,808
Exelixis, Inc. (a)	59,300	638,068
Exelon Corp.	120,900	6,528,600
Exxon Mobil Corp.	98,000	6,181,840
Federated Department Stores, Inc.	180,200	14,028,570
First Data Corp.	111,700	5,326,973
Fluor Corp.	85,000	7,897,350
FormFactor, Inc. (a)	41,400	1,725,966
FPL Group, Inc.	75,500	2,989,800
Gartner, Inc. Class A (a)	67,900	951,958
Genentech, Inc. (a)	104,700	8,345,637
General Dynamics Corp.	74,100	4,862,442
General Electric Co.	590,200	20,415,018
Common Stocks - continued
	Shares	Value (Note 1)
United States of America - continued
General Growth Properties, Inc.	73,300	$3,441,435
Gilead Sciences, Inc. (a)	84,300	4,847,250
Golden West Financial Corp., Delaware	168,000	12,074,160
Goldman Sachs Group, Inc.	22,700	3,638,583
Google, Inc. Class A (sub. vtg.) (a)	59,200	24,742,045
Halliburton Co.	115,100	8,995,065
Harris Corp.	90,700	4,223,899
Hartford Financial Services Group, Inc.	57,200	5,258,396
Health Net, Inc. (a)	118,100	4,806,670
Hewlett-Packard Co.	251,200	8,156,464
Honeywell International, Inc.	290,500	12,346,250
Hudson City Bancorp, Inc.	309,900	4,155,759
International Game Technology	110,100	4,176,093
Inverness Medical Innovations, Inc. (a)	50,000	1,300,000
JCPenney Co., Inc.	67,200	4,398,912
Johnson & Johnson	267,100	15,654,731
JPMorgan Chase & Co.	254,200	11,535,596
Kellogg Co.	105,500	4,885,705
Macquarie Infrastructure Co. Trust	17,200	502,240
MCF Corp. (a)	725,900	921,893
Merck & Co., Inc.	136,700	4,705,214
Merrill Lynch & Co., Inc.	95,900	7,313,334
Monsanto Co.	67,300	5,612,820
Myogen, Inc. (a)	40,900	1,352,154
National Oilwell Varco, Inc. (a)	148,104	10,214,733
NCR Corp. (a)	175,300	6,906,820
Norfolk Southern Corp.	83,800	4,525,200
Northern Trust Corp.	124,900	7,355,361
NTL, Inc. (a)	93,750	2,576,250
OfficeMax, Inc.	145,400	5,626,980
PepsiCo, Inc.	179,800	10,471,552
Quicksilver Resources, Inc. (a)	73,700	3,054,128
Range Resources Corp.	74,600	1,979,138
Red Hat, Inc. (a)	58,000	1,704,620
Robert Half International, Inc.	93,000	3,931,110
Rockwell Collins, Inc.	70,400	4,026,880
Safeway, Inc.	158,100	3,973,053
Service Corp. International (SCI)	331,500	2,668,575
Starbucks Corp. (a)	167,900	6,257,633
State Street Corp.	136,400	8,909,648
Sunrise Senior Living, Inc. (a)	94,700	3,522,840
Synthes, Inc.	24,713	3,068,453
TD Ameritrade Holding Corp.	168,900	3,134,784
The Coca-Cola Co.	117,300	4,921,908

	Shares	Value (Note 1)
The Walt Disney Co.	248,200	$6,939,672
Titanium Metals Corp. (a)	48,920	3,505,118
TradeStation Group, Inc. (a)	240,800	3,838,352
Trimble Navigation Ltd. (a)	57,500	2,724,350
United Dominion Realty Trust, Inc. (SBI)	129,200	3,512,948
United Technologies Corp.	117,900	7,405,299
UnitedHealth Group, Inc.	96,200	4,784,988
Univision Communications, Inc. Class A (a)	105,300	3,758,157
Valero Energy Corp.	138,700	8,979,438
Verizon Communications, Inc.	262,100	8,657,163
Viacom, Inc. Class A (a)	45,500	1,811,810
Wachovia Corp.	106,200	6,356,070
Walgreen Co.	60,000	2,515,800
Wells Fargo & Co.	157,900	10,846,151
Weyerhaeuser Co.	45,200	3,185,244
Whole Foods Market, Inc.	62,000	3,805,560
Wm. Wrigley Jr. Co.	68,400	3,219,588
Wm. Wrigley Jr. Co. Class B	14,975	705,323
Wyeth	202,400	9,850,808
Yahoo!, Inc. (a)	111,000	3,638,580
TOTAL UNITED STATES OF AMERICA		621,411,228
TOTAL COMMON STOCKS (Cost $1,159,624,521)		1,351,574,988
Nonconvertible Preferred Stocks - 0.6%

Germany - 0.4%
Fresenius AG (non-vtg.)	9,400	1,626,532
Hugo Boss AG (non-vtg.)	40,100	1,897,206
Porsche AG (non-vtg.)	2,071	2,065,479
TOTAL GERMANY		5,589,217
Italy - 0.2%
Banca Intesa Spa (Risp)	569,800	3,166,702
United Kingdom - 0.0%
Rolls-Royce Group PLC Series B	21,025,040	40,837
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $7,303,840)		8,796,756
Money Market Funds - 4.8%

Fidelity Cash Central Fund, 4.8% (b)	23,705,752	23,705,752
Fidelity Securities Lending Cash Central Fund, 4.83% (b)(c)	42,440,497	42,440,497
TOTAL MONEY MARKET FUNDS (Cost $66,146,249)		66,146,249
Cash Equivalents - 0.2%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 4.72%, dated 4/28/06 due 5/1/06) (Cost $3,084,000)	$3,085,213	$3,084,000
TOTAL INVESTMENT PORTFOLIO - 103.4% (Cost $1,236,158,610)		1,429,601,993
NET OTHER ASSETS - (3.4)%		(47,015,261)
NET ASSETS - 100%		$1,382,586,732
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security is on loan at period end.

(e)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,877,071 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$626,463
Fidelity Securities Lending Cash Central Fund	176,030
Total	$802,493

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Worldwide

Financial Statements

Statement of Assets and Liabilities

April 30, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $40,314,090 and repurchase agreements of $3,084,000) - See accompanying schedule: Unaffiliated issuers (cost $1,170,012,361)	$1,363,455,744
Affiliated Central Funds (cost $66,146,249)	66,146,249
Total Investments (cost $1,236,158,610)		$1,429,601,993
Receivable for investments sold		21,498,744
Receivable for fund shares sold		1,144,895
Dividends receivable		2,152,672
Interest receivable		71,688
Prepaid expenses		3,534
Other affiliated receivables		18
Other receivables		482,755
Total assets		1,454,956,299

Liabilities
Payable to custodian bank	$1,029,874
Payable for investments purchased	26,671,972
Payable for fund shares redeemed	843,557
Accrued management fee	939,555
Other affiliated payables	318,821
Other payables and accrued expenses	125,291
Collateral on securities loaned, at value	42,440,497
Total liabilities		72,369,567

Net Assets		$1,382,586,732
Net Assets consist of:
Paid in capital		$1,018,605,685
Undistributed net investment income		4,038,965
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		166,477,587
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		193,464,495
Net Assets, for 64,793,720 shares outstanding		$1,382,586,732
Net Asset Value, offering price and redemption price per share ($1,382,586,732 ÷ 64,793,720 shares)		$21.34
Statement of Operations

Six months ended April 30, 2006 (Unaudited)

Investment Income
Dividends		$11,580,339
Interest		30,735
Income from affiliated Central Funds		802,493
		12,413,567
Less foreign taxes withheld		(535,553)
Total income		11,878,014

Expenses
Management fee Basic fee	$4,650,593
Performance adjustment	690,694
Transfer agent fees	1,575,519
Accounting and security lending fees	285,262
Independent trustees' compensation	2,685
Custodian fees and expenses	191,507
Registration fees	21,272
Audit	41,303
Legal	6,190
Miscellaneous	5,661
Total expenses before reductions	7,470,686
Expense reductions	(593,254)	6,877,432
Net investment income (loss)		5,000,582
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $55,959)	172,073,148
Foreign currency transactions	(229,099)
Total net realized gain (loss)		171,844,049
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $2,054)	40,921,925
Assets and liabilities in foreign currencies	43,953
Total change in net unrealized appreciation (depreciation)		40,965,878
Net gain (loss)		212,809,927
Net increase (decrease) in net assets resulting from operations		$217,810,509

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Worldwide
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2006 (Unaudited)	Year ended October 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,000,582	$9,556,230
Net realized gain (loss)	171,844,049	88,740,949
Change in net unrealized appreciation (depreciation)	40,965,878	57,827,036
Net increase (decrease) in net assets resulting from operations	217,810,509	156,124,215
Distributions to shareholders from net investment income	(6,174,295)	(6,368,718)
Distributions to shareholders from net realized gain	(64,208,484)	(1,273,744)
Total distributions	(70,382,779)	(7,642,462)
Share transactions Proceeds from sales of shares	118,198,064	207,137,584
Reinvestment of distributions	68,541,709	7,416,065
Cost of shares redeemed	(132,641,299)	(246,181,366)
Net increase (decrease) in net assets resulting from share transactions	54,098,474	(31,627,717)
Redemption fees	16,613	27,535
Total increase (decrease) in net assets	201,542,817	116,881,571

Net Assets
Beginning of period	1,181,043,915	1,064,162,344
End of period (including undistributed net investment income of $4,038,965 and undistributed net investment income of $5,779,821, respectively)	$1,382,586,732	$1,181,043,915
Other Information Shares
Sold	5,853,999	11,450,556
Issued in reinvestment of distributions	3,551,383	421,368
Redeemed	(6,605,978)	(13,517,553)
Net increase (decrease)	2,799,404	(1,645,629)

Financial Highlights

	Six months ended April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$19.05	$16.72	$15.30	$11.91	$13.48	$19.07
Income from Investment Operations
Net investment income (loss) D	.08	.15 E	.05 F	.04	.03	.04
Net realized and unrealized gain (loss)	3.35	2.30	1.44	3.37	(1.60)	(2.98)
Total from investment operations	3.43	2.45	1.49	3.41	(1.57)	(2.94)
Distributions from net investment income	(.10)	(.10)	(.07)	(.02)	-	(.40)
Distributions from net realized gain	(1.04)	(.02)	-	-	-	(2.25)
Total distributions	(1.14)	(.12)	(.07)	(.02)	-	(2.65)
Redemption fees added to paid in capital D	- H	- H	- H	- H	- H	- H
Net asset value, end of period	$21.34	$19.05	$16.72	$15.30	$11.91	$13.48
Total Return B, C	18.64%	14.71%	9.77%	28.68%	(11.65)%	(17.21)%
Ratios to Average Net Assets G
Expenses before reductions	1.15% A	1.07%	1.23%	1.31%	1.24%	1.12%
Expenses net of fee waivers, if any	1.15% A	1.07%	1.23%	1.31%	1.24%	1.12%
Expenses net of all reductions	1.06% A	1.01%	1.19%	1.28%	1.20%	1.05%
Net investment income (loss)	.77% A	.82% E	.29% F	.28%	.19%	.29%
Supplemental Data
Net assets, end of period (000 omitted)	$1,382,587	$1,181,044	$1,064,162	$849,087	$647,789	$742,294
Portfolio turnover rate	265% A	93%	95%	106%	120%	152%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .60%. F Net investment income per share includes approximately $.01 per share received as a result of a reorganization of an issuer that was in bankruptcy. Excluding this non-recurring amount, the ratio of net investment income (loss) to average net assets would have been ..25%. G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. H Amount represents less than $.01 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended April 30, 2006 (Unaudited, except as indicated)

1. Significant Accounting Policies.

Fidelity Global Balanced Fund, Fidelity Diversified International Fund, Fidelity Aggressive International Fund, Fidelity Overseas Fund and Fidelity Worldwide Fund (the funds) are funds of Fidelity Investment Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each fund is authorized to issue an unlimited number of shares. The financial statements and notes to financial statements, as they relate to Fidelity Diversified International Fund, have been audited by Deloitte & Touche LLP. Fidelity Diversified International Fund is currently closed to most new accounts. Certain funds' investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile. The funds may invest in affiliated money market central funds (Money Market Central Funds) which are open-end investment companies available to investment companies and other accounts managed by affiliates of Fidelity Management & Research Company (FMR), and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, each fund uses independent pricing services approved by the Board of Trustees to value their investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because each fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. Certain funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Semiannual Report

Notes to Financial Statements (Unaudited, except as indicated) - continued

1. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Overseas and Diversified International, independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of each applicable fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), prior period premium and discount on debt securities, market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Global Balanced	$220,636,688	$26,095,308	$(2,147,879)	$23,947,429
Diversified International	31,780,666,864	12,671,023,906	(159,442,490)	12,511,581,416
Aggressive International	621,496,932	93,425,404	(3,950,276)	89,475,128
Overseas	5,934,049,325	1,221,149,175	(45,740,187)	1,175,408,988
Worldwide	1,239,183,014	206,823,834	(16,404,855)	190,418,979

Short-Term Trading (Redemption) Fees. Shares held in the funds less than 30 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the funds and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. Certain funds may use futures contracts to manage their exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in each applicable fund's Schedule of Investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable fund's Schedule of Investments.

Semiannual Report

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, are noted in the table below.

	Purchases ($)	Sales ($)
Global Balanced	240,896,819	196,936,422
Diversified International	13,144,353,308	9,276,786,882
Aggressive International	568,387,082	726,477,420
Overseas	5,362,505,188	4,752,779,950
Worldwide	1,674,004,344	1,674,271,584

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the funds with investment management related services for which the funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee for Diversified International, Aggressive International, Overseas and Worldwide is subject to a performance adjustment (up to a maximum ± .20% of each applicable fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on each fund's relative investment performance as compared to an appropriate benchmark index. For the period, each fund's annualized management fee rate expressed as a percentage of each fund's average net assets, including the performance adjustment, if applicable was as follows:

	Individual Rate	Group Rate	Total
Global Balanced	.45%	.27%	.72%
Diversified International	.45%	.27%	.80%
Aggressive International	.45%	.27%	.52%
Overseas	.45%	.27%	.77%
Worldwide	.45%	.27%	.82%

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the funds' transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Global Balanced	.25%
Diversified International	.22%
Aggressive International	.26%
Overseas	.25%
Worldwide	.24%

Accounting and Security Lending Fees. FSC maintains each fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. Certain funds may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM) an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. Certain funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were as follows:

Amount
Global Balanced	$2,531
Diversified International	23,459
Aggressive International	200
Overseas	486
Worldwide	18,496

Semiannual Report

Notes to Financial Statements (Unaudited, except as indicated) - continued

4. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Aggressive International	Borrower	$5,450,000	4.43%	$5,369

5. Committed Line of Credit.

Certain funds participate with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Amount
Global Balanced	$307
Diversified International	50,124
Aggressive International	960
Overseas	8,049
Worldwide	1,890

During the period, there were no borrowings on this line of credit.

6. Security Lending.

Certain funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Net income from lending portfolio securities during the period amounted to:

Amount
Global Balanced	$13,442
Diversified International	9,780,222
Aggressive International	240,702
Overseas	1,871,807
Worldwide	176,030

7. Bank Borrowings.

Each fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. Each fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. At period end, there were no bank borrowings outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Average Daily Loan Balance	Weighted Average Interest Rate
Diversified International	$13,013,000	4.56%
Overseas	6,829,000	4.50%

Semiannual Report

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of certain funds provided services to these funds in addition to trade execution. These services included payments of expenses on behalf of each applicable fund. In addition, through arrangements with each applicable fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service Arrangements	Custody expense reduction	Transfer Agent expense reduction
Global Balanced	$43,031	$3,315	$3,067
Diversified International	7,495,577	12,282	880,005
Aggressive International	535,299	10,759	3,654
Overseas	3,967,383	13,541	178,096
Worldwide	564,439	2,820	25,995

9. Other.

The funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the funds. In the normal course of business, the funds may also enter into contracts that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the funds. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Freedom Funds were the owners of record, in the aggregate of approximately 20% of the total outstanding shares of Overseas.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Investment Trust and Shareholders of Fidelity Diversified International Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Diversified International Fund (the Fund), a fund of Fidelity Investment Trust, including the schedule of investments as of April 30, 2006, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended April 30, 2006 and for the year ended October 31, 2005, and the financial highlights for the six months ended April 30, 2006 and each of the five years in the period ended October 31, 2005. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2006, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Diversified International Fund as of April 30, 2006, the results of its operations for the six months then ended, the changes in its net assets for the six months ended April 30, 2006 and for the year ended October 31, 2005, and the financial highlights for the six months ended April 30, 2006 and each of the five years in the period ended October 31, 2005, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 19, 2006

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Broadly Diversified International Equity Funds

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for each fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for each fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to each fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for each fund to access the research and investment advisory support services supplied by FRAC at no additional expense to each fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under each fund's management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of each fund's assets; (iii) the nature or level of services provided under each fund's management contract or sub-advisory agreements; (iv) the day-to-day management of each fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of each Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of each fund's management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which each fund will not bear any additional management fees or expenses and under which each fund's portfolio manager would not change, it did not consider each fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of each fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to each fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of each fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing each fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that each fund's Agreement is fair and reasonable, and that each fund's Agreement should be approved.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

3501 PGA Boulevard
West Palm Beach, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Highway 35
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management & Research (Far East) Inc.)
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited
Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.
Boston, MA

Custodians

Brown Brothers Harriman & Co.
Boston, MA

Global Balanced Fund

JPMorgan Chase Bank
New York, NY

Aggressive International Fund, Diversified International Fund,
Overseas Fund, Worldwide Fund

Corporate Headquarters

82 Devonshire Street
Boston, MA 02109
1-800-544-8888

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance1-800-544-6666

Product Information1-800-544-6666

Retirement Accounts1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)   1-800-544-5555

(automated graphic)   Automated line for quickest service

(Fidelity Logo Graphic)®
P.O. Box 193
Boston, MA 02101

IBD-USAN-0606
1.784910.103

Fidelity's

Targeted International Equity

Funds®

Fidelity® Canada Fund

Fidelity China Region Fund

Fidelity Emerging Markets Fund

Fidelity Europe Fund

Fidelity Europe Capital Appreciation Fund

Fidelity Japan Fund

Fidelity Japan Smaller Companies Fund

Fidelity Latin America Fund

Fidelity Nordic Fund

Fidelity Pacific Basin Fund

Fidelity Southeast Asia Fund

Semiannual Report

April 30, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of Shareholder Expenses
Canada Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
China Region Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Emerging Markets Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Europe Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Europe Capital Appreciation Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Japan Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Japan Smaller Companies Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Latin America Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Nordic Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Pacific Basin Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Southeast Asia Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes to Financial Statements	<Click Here>	Notes to Financial Statements
Report of Independent Registered Public Accounting Firm	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view each fund's most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2005 to April 30, 2006).

Actual Expenses

The first line of the table below for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2005	Ending Account Value April 30, 2006	Expenses Paid During Period* November 1, 2005 to April 30, 2006
Canada
Actual	$1,000.00	$1,228.80	$5.58
HypotheticalA	$1,000.00	$1,019.79	$5.06
China Region
Actual	$1,000.00	$1,258.70	$6.44
HypotheticalA	$1,000.00	$1,019.09	$5.76
Emerging Markets
Actual	$1,000.00	$1,461.50	$6.77
HypotheticalA	$1,000.00	$1,019.29	$5.56
Europe
Actual	$1,000.00	$1,253.20	$6.54
HypotheticalA	$1,000.00	$1,018.99	$5.86
Europe Capital Appreciation
Actual	$1,000.00	$1,336.40	$6.49
HypotheticalA	$1,000.00	$1,019.24	$5.61
Japan
Actual	$1,000.00	$1,265.60	$6.18
HypotheticalA	$1,000.00	$1,019.34	$5.51
Japan Smaller Companies
Actual	$1,000.00	$1,191.50	$5.49
HypotheticalA	$1,000.00	$1,019.79	$5.06
Latin America
Actual	$1,000.00	$1,413.00	$6.34
HypotheticalA	$1,000.00	$1,019.54	$5.31
Nordic
Actual	$1,000.00	$1,303.20	$6.62
HypotheticalA	$1,000.00	$1,019.04	$5.81
Pacific Basin
Actual	$1,000.00	$1,315.60	$6.66
HypotheticalA	$1,000.00	$1,019.04	$5.81
	Beginning Account Value November 1, 2005	Ending Account Value April 30, 2006	Expenses Paid During Period* November 1, 2005 to April 30, 2006
Southeast Asia
Actual	$1,000.00	$1,393.40	$7.24
HypotheticalA	$1,000.00	$1,018.74	$6.11

A5% return per year before expenses

*Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Canada	1.01%
China Region	1.15%
Emerging Markets	1.11%
Europe	1.17%
Europe Capital Appreciation	1.12%
Japan	1.10%
Japan Smaller Companies	1.01%
Latin America	1.06%
Nordic	1.16%
Pacific Basin	1.16%
Southeast Asia	1.22%

Semiannual Report

Canada

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2006
Canada	98.2%
United States of America	1.8%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2005
Canada	97.8%
United States of America	2.2%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.4	94.9
Short-Term Investments and Net Other Assets	2.6	5.1
Top Ten Stocks as of April 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Manulife Financial Corp. (Insurance)	5.0	3.5
Toronto-Dominion Bank (Commercial Banks)	4.5	3.4
Royal Bank of Canada (Commercial Banks)	4.3	4.9
Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	3.9	2.8
Canadian National Railway Co. (Road & Rail)	3.7	3.4
EnCana Corp. (Oil, Gas & Consumable Fuels)	3.0	5.2
ING Canada, Inc. (Insurance)	2.9	3.2
Bank of Montreal (Commercial Banks)	2.8	1.6
Talisman Energy, Inc. (Oil, Gas & Consumable Fuels)	2.5	1.9
TELUS Corp. (non-vtg.) (Diversified Telecommunication Services)	2.4	3.0
	35.0
Market Sectors as of April 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	29.3	27.4
Energy	26.0	22.0
Materials	11.8	8.3
Industrials	8.2	8.8
Consumer Discretionary	7.0	10.8
Information Technology	6.5	6.2
Telecommunication Services	4.5	4.6
Consumer Staples	3.4	4.5
Utilities	0.5	0.9
Health Care	0.2	0.0

Semiannual Report

Canada

Investments April 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 7.0%
Hotels, Restaurants & Leisure - 0.3%
Great Canadian Gaming Corp. (a)	780,000	$9,830,233
Media - 4.0%
Aeroplan Income Fund (d)	747,300	8,388,743
Aeroplan Income Fund (a)(e)	31,800	356,968
Alliance Atlantis Communications, Inc. Class B (non-vtg.) (a)	521,240	16,620,936
Astral Media, Inc. Class A (non-vtg.)	270,000	8,790,698
Corus Entertainment, Inc. Class B (non-vtg.)	378,100	12,557,114
Quebecor, Inc. Class B (sub. vtg.)	709,400	17,443,118
Thomson Corp.	550,000	21,980,322
Yellow Pages Income Fund (d)	2,450,000	36,048,748
		122,186,647
Multiline Retail - 0.7%
Canadian Tire Corp. Ltd. Class A (non-vtg.)	375,000	21,128,131
Specialty Retail - 0.3%
RONA, Inc. (a)	420,000	8,662,970
Textiles, Apparel & Luxury Goods - 1.7%
Gildan Activewear, Inc. Class A (a)	1,100,000	52,687,835
TOTAL CONSUMER DISCRETIONARY		214,495,816
CONSUMER STAPLES - 3.4%
Food & Staples Retailing - 3.4%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,598,000	36,605,349
CVS Corp.	190,000	5,646,800
Metro, Inc. Class A (sub. vtg.)	700,000	20,449,016
Shoppers Drug Mart Corp.	1,081,300	42,845,787
		105,546,952
ENERGY - 26.0%
Energy Equipment & Services - 1.5%
CCS Income Trust (d)	515,000	17,642,665
CCS Income Trust rights (a)(e)	135,000	4,437,612
CHC Helicopter Corp. Class A (sub. vtg.)	595,000	14,901,610
Savanna Energy Services Corp. (a)	280,000	7,713,775
		44,695,662
Oil, Gas & Consumable Fuels - 24.5%
AltaGas Income Trust	510,300	13,318,921
Cameco Corp.	1,525,000	62,050,313
Canadian Natural Resources Ltd.	2,000,000	120,214,669
Canadian Oil Sands Trust unit	205,000	32,088,551
EnCana Corp.	1,825,632	91,248,941
Galleon Energy, Inc. Class A (a)	300,000	8,694,097
Highpine Oil & Gas Ltd.	540,000	10,867,621
Husky Energy, Inc.	325,000	19,127,907
Imperial Oil Ltd.	650,000	70,627,907
Keyera Facilities Income Fund (d)	520,400	9,914,597
Niko Resources Ltd.	75,000	4,367,174

	Shares	Value (Note 1)
Penn West Energy Trust (d)	800,000	$30,962,433
Petro-Canada	1,400,000	68,872,987
Rider Resources Ltd. (a)	190,000	2,753,131
Suncor Energy, Inc.	850,000	72,789,803
Talisman Energy, Inc.	1,375,000	77,654,293
TransCanada Corp.	1,800,000	53,162,791
Valero Energy Corp.	30,000	1,942,200
		750,658,336
TOTAL ENERGY		795,353,998
FINANCIALS - 29.3%
Capital Markets - 1.3%
Addenda Capital, Inc.	240,000	5,796,064
CI Financial, Inc.	1,203,500	34,587,169
		40,383,233
Commercial Banks - 14.9%
Bank of Montreal	1,500,000	86,766,547
Bank of Nova Scotia	475,000	19,764,759
Canadian Imperial Bank of Commerce	850,000	62,913,685
National Bank of Canada	325,000	18,122,093
Royal Bank of Canada	3,050,400	130,528,744
Toronto-Dominion Bank	2,475,000	138,250,224
		456,346,052
Diversified Financial Services - 0.9%
TSX Group, Inc.	600,000	26,082,290
Insurance - 10.7%
Industrial Alliance Life Insurance Co.	200,000	5,822,898
ING Canada, Inc.	1,660,000	89,369,768
ING Canada, Inc. (e)	31,000	1,668,953
Manulife Financial Corp.	2,340,300	152,810,283
Power Corp. of Canada (sub. vtg.)	1,000,000	28,452,594
Sun Life Financial, Inc.	1,200,701	50,637,793
		328,762,289
Real Estate - 1.5%
Brookfield Asset Management, Inc. Class A	1,100,000	45,820,215
TOTAL FINANCIALS		897,394,079
HEALTH CARE - 0.2%
Pharmaceuticals - 0.2%
Labopharm, Inc. (a)	650,000	5,808,140
INDUSTRIALS - 8.2%
Aerospace & Defense - 1.0%
CAE, Inc.	3,850,700	31,687,335
Airlines - 0.8%
ACE Aviation Holdings, Inc. Class A (a)	575,000	15,892,218
Jazz Air Income Fund (d)	700,000	5,728,980
WestJet Airlines Ltd. (a)	327,500	3,491,771
		25,112,969
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Commercial Services & Supplies - 0.3%
Canyon Services Group, Inc.	79,900	$786,136
Garda World Security Corp. (a)	340,000	7,633,274
		8,419,410
Construction & Engineering - 1.2%
SNC-Lavalin Group, Inc.	1,265,000	36,773,256
Road & Rail - 4.2%
ATS Andlauer Income Fund	220,500	2,396,310
Canadian National Railway Co.	2,500,000	112,097,496
Mullen Group Income Fund	75,000	2,286,896
TransForce Income Fund (d)	618,658	10,248,252
		127,028,954
Trading Companies & Distributors - 0.7%
Finning International, Inc.	590,800	21,296,279
TOTAL INDUSTRIALS		250,318,203
INFORMATION TECHNOLOGY - 6.5%
Communications Equipment - 3.2%
Bookham, Inc. (a)	791,500	4,820,235
Corning, Inc. (a)	190,000	5,249,700
Nortel Networks Corp. (a)	8,550,000	22,738,932
Research In Motion Ltd. (a)	800,000	61,293,033
Sandvine Corp. (e)	1,344,100	2,818,998
		96,920,898
Electronic Equipment & Instruments - 0.4%
Miranda Technologies, Inc.	479,800	7,982,361
Miranda Technologies, Inc. (e)	186,300	3,099,445
		11,081,806
Internet Software & Services - 0.3%
Emergis, Inc. (a)	1,600,000	7,212,880
Open Text Corp. (a)	150,000	2,728,980
		9,941,860
IT Services - 0.4%
CGI Group, Inc. Class A (sub. vtg.) (a)	1,750,000	12,647,585
Semiconductors & Semiconductor Equipment - 1.5%
ATI Technologies, Inc. (a)	2,850,000	44,224,087
Tundra Semiconductor Corp. Ltd. (a)	200,000	3,255,814
Tundra Semiconductor Corp. Ltd. (a)(e)	4,300	70,000
		47,549,901

	Shares	Value (Note 1)
Software - 0.7%
Cognos, Inc. (a)	225,000	$8,384,250
MacDonald Dettwiler & Associates Ltd. (a)	220,000	10,035,778
NAVTEQ Corp. (a)	90,000	3,736,800
		22,156,828
TOTAL INFORMATION TECHNOLOGY		200,298,878
MATERIALS - 11.8%
Chemicals - 1.6%
Potash Corp. of Saskatchewan	500,000	47,334,526
Metals & Mining - 10.2%
Aber Diamond Corp.	247,500	9,722,898
Alcan, Inc.	1,250,000	65,272,809
Barrick Gold Corp.	625,000	19,007,156
Eldorado Gold Corp. (a)	600,000	3,134,168
Falconbridge Ltd.	850,708	33,860,918
Goldcorp, Inc.	800,000	28,085,868
Inco Ltd.	400,000	22,565,295
IPSCO, Inc.	175,000	18,060,376
Meridian Gold, Inc. (a)	515,800	16,788,875
Shore Gold, Inc. (a)	2,892,200	16,556,422
Teck Cominco Ltd. Class B (sub. vtg.)	1,050,000	72,391,771
US Gold Corp. (a)	411,300	3,681,135
US Gold Corp. (subscription receipt) rights (a)(f)	400,000	4,335,581
		313,463,272
TOTAL MATERIALS		360,797,798
TELECOMMUNICATION SERVICES - 4.5%
Diversified Telecommunication Services - 2.4%
TELUS Corp. (non-vtg.)	1,805,000	74,589,445
Wireless Telecommunication Services - 2.1%
Rogers Communications, Inc. Class B (non-vtg.)	1,505,000	63,794,231
TOTAL TELECOMMUNICATION SERVICES		138,383,676
UTILITIES - 0.5%
Electric Utilities - 0.5%
Fortis, Inc.	750,000	14,617,621
TOTAL COMMON STOCKS (Cost $2,296,377,732)		2,983,015,161
Government Obligations - 1.9%
Principal Amount
Canadian Government Treasury Bills 3.6102% to 3.9983% 5/18/06 to 7/27/06 (Cost $56,796,702)	CAD	65,800,000	58,577,775
Money Market Funds - 4.8%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 4.8% (b)	35,412,217	$35,412,217
Fidelity Securities Lending Cash Central Fund, 4.83% (b)(c)	112,327,774	112,327,774
TOTAL MONEY MARKET FUNDS (Cost $147,739,991)		147,739,991
TOTAL INVESTMENT PORTFOLIO - 104.1% (Cost $2,500,914,425)		3,189,332,927
NET OTHER ASSETS - (4.1)%		(124,425,067)
NET ASSETS - 100%		$3,064,907,860
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security is on loan at period end.

(e)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $12,451,976 or 0.4% of net assets.

(f)Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,335,581 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
US Gold Corp. (subscription receipt) rights	2/8/06	$1,800,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$1,192,539
Fidelity Securities Lending Cash Central Fund	799,863
Total	$1,992,402
Income Tax Information
At October 31, 2005, the fund had a capital loss carryforward of approximately $11,571,042 all of which will expire on October 31, 2009.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Canada

Financial Statements

Statement of Assets and Liabilities

April 30, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $107,895,559) - See accompanying schedule: Unaffiliated issuers (cost $2,353,174,434)	$3,041,592,936
Affiliated Central Funds (cost $147,739,991)	147,739,991
Total Investments (cost $2,500,914,425)		$3,189,332,927
Cash		261,418
Receivable for investments sold		18,481,912
Receivable for fund shares sold		11,068,837
Dividends receivable		3,595,184
Interest receivable		145,221
Prepaid expenses		3,559
Other receivables		450,911
Total assets		3,223,339,969

Liabilities
Payable to custodian bank	$1,790,385
Payable for investments purchased	37,605,884
Payable for fund shares redeemed	4,144,960
Accrued management fee	1,695,547
Other affiliated payables	633,538
Other payables and accrued expenses	234,021
Collateral on securities loaned, at value	112,327,774
Total liabilities		158,432,109

Net Assets		$3,064,907,860
Net Assets consist of:
Paid in capital		$2,360,574,582
Undistributed net investment income		4,377,075
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		11,321,068
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		688,635,135
Net Assets, for 63,980,268 shares outstanding		$3,064,907,860
Net Asset Value, offering price and redemption price per share ($3,064,907,860 ÷ 63,980,268 shares)		$47.90

Statement of Operations

Six months ended April 30, 2006 (Unaudited)

Investment Income
Dividends		$18,620,586
Interest		864,566
Income from affiliated Central Funds (including $799,863 from security lending)		1,992,402
		21,477,554
Less foreign taxes withheld		(2,793,537)
Total income		18,684,017

Expenses
Management fee Basic fee	$8,655,700
Performance adjustment	(218,589)
Transfer agent fees	2,733,992
Accounting and security lending fees	510,476
Independent trustees' compensation	4,442
Custodian fees and expenses	257,254
Registration fees	212,188
Audit	37,572
Legal	6,662
Interest	1,336
Miscellaneous	6,902
Total expenses before reductions	12,207,935
Expense reductions	(466,059)	11,741,876
Net investment income (loss)		6,942,141
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	23,154,566
Foreign currency transactions	(3,129)
Futures contracts	1,591,012
Total net realized gain (loss)		24,742,449
Change in net unrealized appreciation (depreciation) on: Investment securities	423,692,737
Assets and liabilities in foreign currencies	225,195
Futures contracts	1,423,893
Total change in net unrealized appreciation (depreciation)		425,341,825
Net gain (loss)		450,084,274
Net increase (decrease) in net assets resulting from operations		$457,026,415

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Canada
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2006 (Unaudited)	Year ended October 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,942,141	$5,635,643
Net realized gain (loss)	24,742,449	4,899,843
Change in net unrealized appreciation (depreciation)	425,341,825	166,157,370
Net increase (decrease) in net assets resulting from operations	457,026,415	176,692,856
Distributions to shareholders from net investment income	(7,430,512)	(1,384,456)
Distributions to shareholders from net realized gain	(464,413)	-
Total distributions	(7,894,925)	(1,384,456)
Share transactions Proceeds from sales of shares	1,221,206,723	1,409,653,307
Reinvestment of distributions	7,617,749	1,331,051
Cost of shares redeemed	(336,125,326)	(277,969,085)
Net increase (decrease) in net assets resulting from share transactions	892,699,146	1,133,015,273
Redemption fees	560,849	874,168
Total increase (decrease) in net assets	1,342,391,485	1,309,197,841

Net Assets
Beginning of period	1,722,516,375	413,318,534
End of period (including undistributed net investment income of $4,377,075 and undistributed net investment income of $4,865,446, respectively)	$3,064,907,860	$1,722,516,375
Other Information Shares
Sold	27,320,663	38,729,389
Issued in reinvestment of distributions	181,418	40,068
Redeemed	(7,532,112)	(7,727,493)
Net increase (decrease)	19,969,969	31,041,964

Financial Highlights

	Six months ended April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$39.14	$31.87	$25.13	$17.52	$17.23	$22.27
Income from Investment Operations
Net investment income (loss) F	.13	.20	.10	.05	.02	.02
Net realized and unrealized gain (loss)	8.79	7.12	6.74	7.58	.28	(4.04)
Total from investment operations	8.92	7.32	6.84	7.63	.30	(4.02)
Distributions from net investment income	(.16)	(.08)	(.13)	(.04)	(.03)	(1.04)
Distributions from net realized gain	(.01)	-	-	-	-	-
Total distributions	(.17)	(.08)	(.13)	(.04)	(.03)	(1.04)
Redemption fees added to paid in capital F	.01	.03	.03	.02	.02	.02
Net asset value, end of period	$47.90	$39.14	$31.87	$25.13	$17.52	$17.23
Total Return B, C, D, E	22.88%	23.11%	27.45%	43.75%	1.85%	(18.87)%
Ratios to Average Net Assets G
Expenses before reductions	1.01% A	1.08%	1.20%	1.42%	1.52%	1.33%
Expenses net of fee waivers, if any	1.01% A	1.08%	1.20%	1.42%	1.52%	1.33%
Expenses net of all reductions	.97% A	1.04%	1.15%	1.37%	1.46%	1.20%
Net investment income (loss)	.58% A	.55%	.34%	.26%	.12%	.11%
Supplemental Data
Net assets, end of period (000 omitted)	$3,064,908	$1,722,516	$413,319	$167,205	$77,251	$81,213
Portfolio turnover rate	34% A	24%	47%	52%	98%	93%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Total returns do not include the effect of the former contingent deferred sales charge. F Calculated based on average shares outstanding during the period. G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

China Region

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2006
Hong Kong	37.6%
Taiwan	26.7%
United Kingdom	11.1%
United States of America	11.0%
China	8.0%
Cayman Islands	3.2%
Korea (South)	1.9%
Australia	0.4%
Singapore	0.1%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2005
Hong Kong	44.8%
Taiwan	24.8%
United Kingdom	13.1%
China	8.1%
United States of America	3.3%
Cayman Islands	3.0%
Korea (South)	2.1%
Australia	0.4%
Singapore	0.2%
Other	0.2%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	89.0	96.7
Short-Term Investments and Net Other Assets	11.0	3.3
Top Ten Stocks as of April 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
HSBC Holdings PLC (Hong Kong) (Reg.) (Commercial Banks)	8.3	9.8
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	4.8	4.2
Hon Hai Precision Industry Co. Ltd. (Foxconn) (Electronic Equipment & Instruments)	4.1	3.1
Cheung Kong Holdings Ltd. (Real Estate)	3.5	5.0
Hutchison Whampoa Ltd. (Industrial Conglomerates)	3.3	5.0
Hong Kong & China Gas Co. Ltd. (Gas Utilities)	3.0	3.9
PetroChina Co. Ltd. (H Shares) (Oil, Gas & Consumable Fuels)	2.7	3.0
China Mobile (Hong Kong) Ltd. (Wireless Telecommunication Services)	2.5	2.2
Dairy Farm International Holdings Ltd. (Food & Staples Retailing)	2.2	2.9
Li & Fung Ltd. (Distributors)	2.1	3.3
	36.5
Market Sectors as of April 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	28.7	32.3
Information Technology	23.9	21.0
Consumer Discretionary	10.2	13.5
Industrials	6.2	8.4
Energy	5.0	5.8
Utilities	4.4	5.4
Telecommunication Services	4.4	5.6
Consumer Staples	3.5	3.6
Materials	2.7	1.1

Semiannual Report

China Region

Investments April 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.0%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 10.2%
Auto Components - 0.4%
Tong Yang Industry Co. Ltd.	1,751,736	$2,223,573
Automobiles - 1.7%
Hyundai Motor Co.	112,390	9,878,740
Distributors - 2.1%
Li & Fung Ltd.	5,366,000	12,734,500
Hotels, Restaurants & Leisure - 2.8%
Cafe de Coral Holdings Ltd.	3,660,000	5,523,068
Hong Kong & Shanghai Hotels Ltd.	2,878,996	3,341,927
Mandarin Oriental International Ltd.	1,235,000	1,407,900
Regal Hotel International Holdings Ltd.	19,454,000	1,856,753
Shangri-La Asia Ltd.	2,594,000	4,600,299
		16,729,947
Household Durables - 0.9%
Basso Industry Corp. Ltd.	863,420	1,547,910
Inventec Appliances Corp.	244,000	1,154,767
Merry Electronics Co. Ltd.	685,988	2,418,782
		5,121,459
Leisure Equipment & Products - 0.2%
Li Ning Co. Ltd.	1,192,000	1,337,547
Media - 1.0%
Hong Kong Economic Time Holdings Ltd.	4,572,000	1,371,016
Television Broadcasts Ltd.	760,000	4,749,204
		6,120,220
Specialty Retail - 1.1%
Esprit Holdings Ltd.	452,000	3,608,631
Giordano International Ltd.	3,402,000	2,007,423
Hotai Motor Co. Ltd.	529,000	1,197,073
		6,813,127
TOTAL CONSUMER DISCRETIONARY		60,959,113
CONSUMER STAPLES - 3.5%
Beverages - 0.5%
Dynasty Fine Wines Group Ltd.	2,366,000	938,368
Yantai Changyu Pioneer Wine Co. (B Shares)	543,279	1,793,109
		2,731,477
Food & Staples Retailing - 2.5%
Convenience Retail Asia Ltd.	962,200	397,126
Dairy Farm International Holdings Ltd.	3,868,200	13,383,972
Lianhua Supermarket Holdings Co. (H Shares)	949,000	1,107,715
		14,888,813
Food Products - 0.5%
China Mengniu Dairy Co. Ltd.	2,588,000	2,954,071
TOTAL CONSUMER STAPLES		20,574,361

	Shares	Value (Note 1)
ENERGY - 5.0%
Energy Equipment & Services - 0.2%
China Oilfield Services Ltd. (H Shares)	1,666,000	$918,596
Oil, Gas & Consumable Fuels - 4.8%
China Shenhua Energy Co. Ltd. (H Shares)	1,114,000	2,018,715
CNOOC Ltd.	12,174,500	9,813,966
PetroChina Co. Ltd. (H Shares)	14,100,000	15,848,402
S-Oil Corp.	14,940	1,156,359
		28,837,442
TOTAL ENERGY		29,756,038
FINANCIALS - 28.7%
Commercial Banks - 15.9%
Bank of East Asia Ltd.	2,517,507	10,520,324
BOC Hong Kong Holdings Ltd.	1,949,000	4,022,029
Hang Seng Bank Ltd.	481,300	6,232,510
HSBC Holdings PLC (Hong Kong) (Reg.)	2,837,252	49,186,600
Mega Financial Holding Co. Ltd.	1,479,000	1,154,237
Standard Chartered PLC:
(Hong Kong)	395,370	10,198,754
(United Kingdom)	238,841	6,342,136
Wing Hang Bank Ltd.	271,500	2,517,747
Wing Lung Bank Ltd.	443,600	4,216,697
		94,391,034
Diversified Financial Services - 0.9%
First Pacific Co. Ltd.	8,184,000	3,430,539
Jardine Matheson Holdings Ltd.	102,400	1,853,440
		5,283,979
Insurance - 3.3%
AXA Asia Pacific Holdings Ltd.	538,150	2,575,476
Cathay Financial Holding Co. Ltd.	898,000	2,012,380
China Life Insurance Co. Ltd. (H Shares)	8,137,000	10,967,156
Shin Kong Financial Holding Co. Ltd.	3,787,000	4,035,542
		19,590,554
Real Estate - 8.6%
Cheung Kong Holdings Ltd.	1,857,000	20,921,279
Fortune (REIT)	571,000	467,652
Henderson Investment Ltd.	1,106,000	1,940,026
Hong Kong Land Holdings Ltd.	773,000	3,030,160
Hysan Development Co. Ltd.	984,000	2,830,176
Shun Tak Holdings Ltd.	1,981,000	2,516,715
Sun Hung Kai Properties Ltd.	722,021	8,250,817
Swire Pacific Ltd. (A Shares)	438,000	4,479,822
Wharf Holdings Ltd.	1,696,685	6,805,735
		51,242,382
TOTAL FINANCIALS		170,507,949
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - 6.2%
Electrical Equipment - 0.2%
Dongfang Electrical Machinery Co. Ltd. (H Shares)	616,000	$1,271,201
Suntech Power Holdings Co. Ltd. sponsored ADR	4,200	144,018
		1,415,219
Industrial Conglomerates - 4.1%
Beijing Enterprises Holdings Ltd.	2,064,000	4,525,557
Hutchison Whampoa Ltd.	2,003,500	19,664,704
		24,190,261
Machinery - 1.0%
Enric Energy Equipment Holdings Ltd.	2,644,000	1,696,555
King Slide Works Co. Ltd.	141,000	835,235
Kinik Co.	756,350	3,081,724
Shanghai Prime Machinery Co. Ltd. (H Shares)	262,000	97,997
		5,711,511
Road & Rail - 0.1%
MTR Corp. Ltd.	297,000	791,024
Transportation Infrastructure - 0.8%
Cosco Pacific Ltd.	1,086,000	2,584,280
Dalian Port (PDA) Co. Ltd. (H Shares)	118,000	65,824
Hopewell Holdings Ltd.	794,000	2,314,421
		4,964,525
TOTAL INDUSTRIALS		37,072,540
INFORMATION TECHNOLOGY - 23.9%
Communications Equipment - 2.0%
AAC Acoustic Technology Holdings, Inc.	2,016,000	2,288,161
Foxconn International Holdings Ltd. (a)	3,543,000	7,631,344
ZTE Corp. (H Shares)	567,000	1,937,949
		11,857,454
Computers & Peripherals - 4.6%
Acer, Inc.	2,174,200	4,211,294
ASUSTeK Computer, Inc.	2,539,410	7,027,829
Catcher Technology Co. Ltd.	529,000	5,902,463
High Tech Computer Corp.	324,840	10,384,780
		27,526,366
Electronic Equipment & Instruments - 7.6%
AU Optronics Corp.	4,408,733	7,226,752
Everfocus Electronics Co. Ltd.	476,000	478,894
Hon Hai Precision Industry Co. Ltd. (Foxconn)	3,552,961	24,108,821
Kingboard Chemical Holdings Ltd.	2,434,300	6,420,677
Nan Ya Printed Circuit Board Corp.	138,000	1,483,545
Phoenix Precision Technology Corp.	1,979,000	4,509,287
Radiant Opto-Electronics Corp.	384,000	878,581
		45,106,557

	Shares	Value (Note 1)
Semiconductors & Semiconductor Equipment - 9.7%
Advanced Semiconductor Engineering, Inc.	8,696,690	$10,330,488
Holtek Semiconductor, Inc.	737,000	1,476,033
King Yuan Electronics Co. Ltd.	2,046,000	2,279,675
Siliconware Precision Industries Co. Ltd.	5,324,218	7,726,174
Solomon Systech International Ltd.	12,454,000	5,541,679
Taiwan Semiconductor Manufacturing Co. Ltd.	13,452,714	28,713,402
United Microelectronics Corp.	2,560,538	1,781,607
		57,849,058
TOTAL INFORMATION TECHNOLOGY		142,339,435
MATERIALS - 2.7%
Chemicals - 2.2%
Formosa Chemicals & Fibre Corp.	795,500	1,291,509
Nan Ya Plastics Corp.	5,445,000	7,952,642
Taiwan Fertilizer Co. Ltd.	2,048,000	3,774,287
		13,018,438
Containers & Packaging - 0.4%
Vision Grande Group Holdings Ltd.	2,106,000	2,173,010
Metals & Mining - 0.1%
China Rare Earth Holdings Ltd.	3,594,000	811,203
TOTAL MATERIALS		16,002,651
TELECOMMUNICATION SERVICES - 4.4%
Diversified Telecommunication Services - 0.5%
China Telecom Corp. Ltd. (H Shares)	8,732,000	3,070,171
Wireless Telecommunication Services - 3.9%
China Mobile (Hong Kong) Ltd.	2,540,000	14,660,881
Far EasTone Telecommunications Co. Ltd.	5,535,685	6,887,942
SmarTone Telecommunications Holdings Ltd.	1,235,000	1,385,797
		22,934,620
TOTAL TELECOMMUNICATION SERVICES		26,004,791
UTILITIES - 4.4%
Electric Utilities - 1.0%
Cheung Kong Infrastructure Holdings Ltd.	1,878,000	6,128,152
Gas Utilities - 3.1%
Hong Kong & China Gas Co. Ltd.	7,474,400	17,834,522
Xinao Gas Holdings Ltd.	492,000	453,716
		18,288,238
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.3%
China Resources Power Holdings Co. Ltd.	2,708,000	$2,025,770
TOTAL UTILITIES		26,442,160
TOTAL COMMON STOCKS (Cost $378,248,325)		529,659,038
Money Market Funds - 10.7%

Fidelity Cash Central Fund, 4.8% (b) (Cost $63,284,872)	63,284,872	63,284,872
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $441,533,197)		592,943,910
NET OTHER ASSETS - 0.3%		1,959,199
NET ASSETS - 100%		$594,903,109
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$735,461
Income Tax Information
At October 31, 2005, the fund had a capital loss carryforward of approximately $9,093,376 of which $1,077,556 and $8,015,820 will expire on October 31, 2009 and 2010, respectively.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

China Region

Financial Statements

Statement of Assets and Liabilities

April 30, 2006 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $378,248,325)	$529,659,038
Affiliated Central Funds (cost $63,284,872)	63,284,872
Total Investments (cost $441,533,197)		$592,943,910
Foreign currency held at value (cost $420,737)		419,627
Receivable for investments sold		2,289,716
Receivable for fund shares sold		1,895,665
Dividends receivable		2,411,692
Interest receivable		197,936
Prepaid expenses		1,151
Other affiliated receivables		852
Other receivables		99,267
Total assets		600,259,816

Liabilities
Payable for investments purchased	$4,135,862
Payable for fund shares redeemed	627,314
Accrued management fee	337,198
Other affiliated payables	136,902
Other payables and accrued expenses	119,431
Total liabilities		5,356,707

Net Assets		$594,903,109
Net Assets consist of:
Paid in capital		$446,343,021
Undistributed net investment income		1,610,860
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,465,376)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		151,414,604
Net Assets, for 26,954,586 shares outstanding		$594,903,109
Net Asset Value, offering price and redemption price per share ($594,903,109 ÷ 26,954,586 shares)		$22.07

Statement of Operations

Six months ended April 30, 2006 (Unaudited)

Investment Income
Dividends		$4,012,005
Interest		531
Income from affiliated Central Funds		735,461
		4,747,997
Less foreign taxes withheld		(28,994)
Total income		4,719,003

Expenses
Management fee	$1,733,809
Transfer agent fees	632,141
Accounting fees and expenses	120,184
Independent trustees' compensation	920
Custodian fees and expenses	224,248
Registration fees	34,286
Audit	31,435
Legal	1,707
Miscellaneous	1,900
Total expenses before reductions	2,780,630
Expense reductions	(164,740)	2,615,890
Net investment income (loss)		2,103,113
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,295,298
Foreign currency transactions	(60,156)
Total net realized gain (loss)		5,235,142
Change in net unrealized appreciation (depreciation) on: Investment securities	101,506,371
Assets and liabilities in foreign currencies	3,848
Total change in net unrealized appreciation (depreciation)		101,510,219
Net gain (loss)		106,745,361
Net increase (decrease) in net assets resulting from operations		$108,848,474

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

China Region
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2006 (Unaudited)	Year ended October 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,103,113	$7,344,399
Net realized gain (loss)	5,235,142	12,847,382
Change in net unrealized appreciation (depreciation)	101,510,219	18,616,807
Net increase (decrease) in net assets resulting from operations	108,848,474	38,808,588
Distributions to shareholders from net investment income	(4,953,821)	(4,953,877)
Share transactions Proceeds from sales of shares	153,396,104	167,800,419
Reinvestment of distributions	4,673,741	4,707,630
Cost of shares redeemed	(64,094,271)	(105,619,907)
Net increase (decrease) in net assets resulting from share transactions	93,975,574	66,888,142
Redemption fees	127,897	158,224
Total increase (decrease) in net assets	197,998,124	100,901,077

Net Assets
Beginning of period	396,904,985	296,003,908
End of period (including undistributed net investment income of $1,610,860 and undistributed net investment income of $6,428,926, respectively)	$594,903,109	$396,904,985
Other Information Shares
Sold	7,544,708	9,516,821
Issued in reinvestment of distributions	249,399	279,550
Redeemed	(3,215,954)	(6,064,944)
Net increase (decrease)	4,578,153	3,731,427

Financial Highlights

	Six months ended April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$17.74	$15.88	$15.14	$11.16	$11.27	$14.96
Income from Investment Operations
Net investment income (loss) E	.09	.36	.25	.25	.19	.14
Net realized and unrealized gain (loss)	4.45	1.75	.73	3.91	(.15)	(3.29)
Total from investment operations	4.54	2.11	.98	4.16	.04	(3.15)
Distributions from net investment income	(.22)	(.26)	(.26)	(.19)	(.16)	(.56)
Redemption fees added to paid in capital E	.01	.01	.02	.01	.01	.02
Net asset value, end of period	$22.07	$17.74	$15.88	$15.14	$11.16	$11.27
Total Return B, C, D	25.87%	13.44%	6.71%	37.91%	.23%	(21.82)%
Ratios to Average Net Assets F
Expenses before reductions	1.15% A	1.16%	1.22%	1.30%	1.32%	1.32%
Expenses net of fee waivers, if any	1.15% A	1.16%	1.22%	1.30%	1.32%	1.32%
Expenses net of all reductions	1.08% A	1.12%	1.22%	1.30%	1.31%	1.30%
Net investment income (loss)	.87% A	2.04%	1.64%	2.07%	1.52%	1.03%
Supplemental Data
Net assets, end of period (000 omitted)	$594,903	$396,905	$296,004	$231,654	$110,359	$116,754
Portfolio turnover rate	41% A	44%	101%	39%	53%	75%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Emerging Markets

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2006
Korea (South)	20.7%
Brazil	12.2%
South Africa	11.3%
Russia	9.2%
Taiwan	7.8%
Mexico	5.9%
United States of America	3.6%
Israel	3.0%
Turkey	2.7%
Other	23.6%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2005
Korea (South)	21.9%
Brazil	13.4%
South Africa	10.1%
Taiwan	9.0%
Mexico	7.4%
Russia	7.0%
Israel	4.6%
Turkey	4.4%
India	3.5%
Other	18.7%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.5	98.2
Short-Term Investments and Net Other Assets	2.5	1.8
Top Ten Stocks as of April 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	4.6	5.6
Petroleo Brasileiro SA Petrobras (PN) (non-vtg.) (Brazil, Oil, Gas & Consumable Fuels)	2.8	3.0
Lukoil Oil Co. sponsored ADR (Russia, Oil, Gas & Consumable Fuels)	2.5	2.9
America Movil SA de CV Series L sponsored ADR (Mexico, Wireless Telecommunication Services)	2.2	3.2
Companhia Vale do Rio Doce (PN-A) sponsored ADR (non-vtg.) (Brazil, Metals & Mining)	1.8	2.5
Kookmin Bank (Korea (South), Commercial Banks)	1.7	0.0
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	1.6	1.5
OAO Gazprom sponsored ADR (Russia, Oil, Gas & Consumable Fuels)	1.5	1.0
Sasol Ltd. (South Africa, Oil, Gas & Consumable Fuels)	1.5	1.7
Hon Hai Precision Industry Co. Ltd. (Foxconn) (Taiwan, Electronic Equipment & Instruments)	1.4	1.3
	20.2
Market Sectors as of April 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	17.8	14.8
Financials	16.5	20.5
Information Technology	14.9	17.1
Materials	14.5	10.7
Consumer Discretionary	11.3	10.5
Industrials	7.7	6.2
Telecommunication Services	7.4	10.5
Consumer Staples	2.7	3.0
Health Care	2.4	2.0
Utilities	2.3	2.9

Semiannual Report

Emerging Markets

Investments April 30, 2006 (Audited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value (Note 1)
Argentina - 0.4%
Banco Macro Bansud SA sponsored ADR	148,500	$3,440,745
Inversiones y Representaciones SA sponsored GDR (a)	867,300	11,543,763
TOTAL ARGENTINA		14,984,508
Austria - 0.7%
Erste Bank der Oesterreichischen Sparkassen AG	69,500	4,217,633
Raiffeisen International Bank Holding AG (d)	141,100	12,299,320
voestalpine AG	71,800	10,483,572
TOTAL AUSTRIA		27,000,525
Bermuda - 1.3%
Aquarius Platinum Ltd. (Australia)	935,700	13,462,637
Central European Media Enterprises Ltd. Class A (a)	226,400	14,582,424
Credicorp Ltd. (NY Shares)	228,600	6,195,060
Emperor International Holding Ltd.	10,862,000	2,647,799
Katanga Mining Ltd. (a)	662,900	4,120,890
Sinochem Hong Kong Holding Ltd.	11,043,900	4,700,562
TOTAL BERMUDA		45,709,372
Brazil - 12.2%
AES Tiete SA (PN) (non-vtg.)	107,195,400	3,017,599
Banco Bradesco SA:
(PN)	924,900	35,316,378
(PN) sponsored ADR (non-vtg.)	177,500	6,757,425
Banco do Brasil SA	215,500	6,195,496
Banco Itau Holding Financeira SA (PN) (non-vtg.)	668,300	21,435,554
Banco Nossa Caixa SA	234,600	5,294,518
Companhia Energetica de Minas Gerais (CEMIG) (PN) sponsored ADR (non-vtg.) (d)	333,500	15,804,565
Companhia Vale do Rio Doce:
(PN-A) sponsored ADR (non-vtg.)	1,495,100	66,502,048
sponsored ADR	133,400	6,872,768
CSU Cardsystem SA sponsored ADR (a)(e)	80,000	2,044,000
Cyrela Brazil Realty SA	633,100	10,769,070
Diagnosticos Da America SA (a)	326,000	8,325,731
Duratex SA (PN)	300,000	6,425,491
Itausa Investimentos Itau SA (PN)	1,280,200	5,876,529
Klabin Industria de Papel e Celulose (PN) (non-vtg.)	2,192,400	5,536,151
Localiza Rent a Car SA	425,000	8,960,230
Lojas Renner SA	311,000	17,807,619
Natura Cosmeticos SA	533,000	6,778,064
NET Servicos de Communicacao SA sponsored ADR (d)	1,231,100	7,583,576
Petroleo Brasileiro SA Petrobras:
(PN) (non-vtg.)	2,242,700	49,786,436

	Shares	Value (Note 1)
(PN) sponsored ADR (non-vtg.)	549,900	$48,880,611
sponsored ADR	255,400	25,241,182
Submarino SA	161,800	4,380,307
TAM SA:
(PN) (ltd.-vtg.)	307,400	7,939,080
(PN) sponsored ADR (ltd. vtg.)	108,500	2,728,775
Uniao de Bancos Brasileiros SA (Unibanco):
unit	778,400	12,345,491
GDR	225,300	17,877,555
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A) (non-vtg.)	536,600	20,363,546
Vivo Participacoes SA (PN) sponsored ADR	870,700	3,595,991
TOTAL BRAZIL		440,441,786
British Virgin Islands - 0.3%
Equator Exploration Ltd. (a)	1,248,700	7,725,797
Titanium Resources Group Ltd.	1,364,400	1,903,568
TOTAL BRITISH VIRGIN ISLANDS		9,629,365
Canada - 0.7%
Addax Petroleum Corp.	142,300	3,808,243
Falcon Oil & Gas Ltd. (a)	3,503,400	10,748,356
First Quantum Minerals Ltd.	45,500	2,199,302
Pan American Silver Corp. (a)	133,200	3,300,215
SXR Uranium One, Inc. (a)	379,060	3,719,674
Valkyries Petroleum Corp. (a)	136,000	1,733,453
TOTAL CANADA		25,509,243
Cayman Islands - 1.2%
Foxconn International Holdings Ltd. (a)	7,694,800	16,573,996
FU JI Food & Catering Services Holdings Ltd.	2,067,700	4,320,320
Lee & Man Paper Manufacturing Ltd.	3,188,000	4,687,449
Primeline Energy Holdings, Inc. (a)(f)	767,500	2,594,946
Primeline Energy Holdings, Inc. warrants 4/4/08 (a)(f)	383,750	861,623
Samson Holding Ltd.	6,186,000	3,430,771
SinoCom Software Group Ltd.	4,536,000	5,499,387
Xinao Gas Holdings Ltd. (d)	7,413,700	6,836,825
TOTAL CAYMAN ISLANDS		44,805,317
China - 2.7%
Agile Property Holdings Ltd.	9,506,000	7,356,352
Beijing Capital International Airport Co. Ltd. (H Shares)	7,723,200	4,482,530
China Gas Holdings Ltd. (a)	13,903,100	2,402,868
China National Building Materials Co. Ltd. (H Shares)	4,420,000	1,824,255
China Petroleum & Chemical Corp. (H Shares)	46,023,300	29,592,971
China Shenhua Energy Co. Ltd. (H Shares)	10,741,600	19,465,193
China Techfaith Wireless Communication Technology Ltd. sponsored ADR (d)	235,600	3,206,516
Common Stocks - continued
	Shares	Value (Note 1)
China - continued
Dongfeng Motor Group Co. Ltd. (H Shares)	15,348,000	$7,670,734
First Tractor Co. Ltd. Class H (a)	8,104,800	1,599,363
Golden Eagle Retail Group Ltd. (H Shares)	2,149,000	1,198,770
Li Ning Co. Ltd.	8,776,000	9,847,575
Shanghai Prime Machinery Co. Ltd. (H Shares)	792,000	296,235
Xiamen International Port Co. Ltd. (H Shares)	19,966,400	4,995,914
Yantai Changyu Pioneer Wine Co. (B Shares)	1,096,500	3,619,031
TOTAL CHINA		97,558,307
Croatia - 0.1%
Pliva D.D. GDR	181,100	3,730,660
Cyprus - 0.1%
XXI Century Investments Public Ltd.	216,700	3,122,132
Czech Republic - 0.6%
Ceske Energeticke Zavody AS	584,800	20,038,429
Egypt - 1.3%
Commercial International Bank Ltd. sponsored GDR	441,200	5,740,012
Eastern Tobacco Co.	151,700	9,649,322
Misr International Bank SAE GDR	71,041	248,644
Orascom Construction Industries SAE:
GDR	130,640	10,581,840
GDR (e)	17,092	1,384,452
Orascom Hotels & Development (OHD)	690,483	4,716,021
Orascom Telecom SAE GDR	250,413	13,447,178
TOTAL EGYPT		45,767,469
Hong Kong - 2.6%
Chaoda Modern Agriculture (Holdings) Ltd.	21,976,200	15,305,932
China Mobile (Hong Kong) Ltd.	6,382,500	36,839,792
China Overseas Land & Investment Ltd.	10,511,700	6,711,067
CNOOC Ltd.	25,745,600	20,753,744
CNOOC Ltd. sponsored ADR	62,000	5,126,160
Kerry Properties Ltd.	2,439,800	8,637,936
TOTAL HONG KONG		93,374,631
Hungary - 0.9%
MOL Magyar Olay-es Gazipari RT Series A (For. Reg.)	259,772	30,905,248
India - 2.6%
Apollo Hospitals Enterprise Ltd.	206,342	2,160,387
Bharat Forge Ltd.	305,169	2,898,426
Bharti Televentures Ltd. (a)	1,325,544	12,356,491
Crompton Greaves Ltd.	281,244	6,656,212
Federal Bank Ltd.:
GDR (a)	249,942	1,162,832
GDR (a)(e)	337,300	1,569,257

	Shares	Value (Note 1)
Gujarat Ambuja Cement Ltd.	2,755,252	$7,133,587
ITC Ltd.	1,500	6,712
Jaiprakash Associates Ltd.	609,625	7,629,138
Larsen & Toubro Ltd.	272,458	16,352,335
Nagarjuna Construction Co. Ltd.	174,584	1,478,520
Reliance Energy Ventures Ltd. (a)	678,549	647,568
Reliance Industries Ltd.	491,416	11,042,085
Reliance Natural Resources Ltd. (a)	678,549	446,573
Rolta India Ltd.	506,544	2,876,809
Rolta India Ltd. sponsored GDR (e)	242,105	1,314,630
Sintex Industries Ltd.	106,175	495,996
State Bank of India	432,374	9,748,445
Suzlon Energy Ltd.	88,926	2,494,780
Uti Bank Ltd.	569,900	4,387,215
TOTAL INDIA		92,857,998
Indonesia - 1.3%
PT Aneka Tambang Tbk	20,751,900	13,582,585
PT Bakrie & Brothers Tbk (a)	242,898,000	4,700,343
PT Medco Energi International Tbk	20,865,000	11,400,302
PT Perusahaan Gas Negara Tbk Series B	13,327,800	18,812,083
TOTAL INDONESIA		48,495,313
Israel - 3.0%
Bank Hapoalim BM (Reg.)	3,452,445	17,397,056
Delek Group Ltd.	15,100	2,574,178
ECI Telecom Ltd. (a)	330,700	3,531,876
ECtel Ltd. (a)	122,700	672,396
Israel Chemicals Ltd.	3,324,600	13,154,465
Ituran Location & Control Ltd.	245,000	4,076,800
Orckit Communications Ltd. (a)	472,600	7,618,312
Ormat Industries Ltd.	349,800	3,326,262
Orpak Systems Ltd.	832,800	2,597,180
RADWARE Ltd. (a)	344,500	5,460,325
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,166,200	47,231,100
TOTAL ISRAEL		107,639,950
Korea (South) - 20.5%
CJ Corp.	89,600	12,255,106
CJ Home Shopping	89,271	10,222,415
Daegu Bank Co. Ltd.	694,920	13,041,496
Daelim Industrial Co.	173,640	13,255,668
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	648,850	18,953,318
Fantom Co. Ltd. (a)	91,300	1,703,738
Fantom Co. Ltd. rights 5/19/06 (a)	24,283	39,907
Fursys, Inc.	44,700	1,488,184
Hanil Cement Co. Ltd.	76,430	5,518,618
Hanjin Heavy Industries & Construction Co. Ltd.	346,300	10,794,913
Hanwha Corp.	187,380	5,860,904
Hynix Semiconductor, Inc. (a)	277,470	9,693,727
Hyundai Department Store Co. Ltd.	158,990	15,255,896
Common Stocks - continued
	Shares	Value (Note 1)
Korea (South) - continued
Hyundai Engineering & Construction Co. Ltd. (a)	231,030	$14,378,905
Hyundai Mipo Dockyard Co. Ltd.	181,200	16,983,602
Hyundai Motor Co.	437,560	38,460,195
Industrial Bank of Korea	607,010	12,228,376
Kookmin Bank	684,000	61,281,890
Korea Investment Holdings Co. Ltd.	307,070	13,153,402
Korea Zinc Co. Ltd.	107,110	9,641,776
Korean Air Co. Ltd.	414,030	15,079,186
Kyeryong Construction Industrial Co. Ltd.	301,250	14,181,735
LG Electronics, Inc.	277,830	23,006,445
LG Engineering & Construction Co. Ltd.	228,050	16,538,858
LG Investment & Securities Co. Ltd.	429,000	10,507,239
Lotte Shopping Co. Ltd. GDR (a)(e)	285,764	5,968,565
Macquarie Korea Infrastructure Fund:
GDR (e)	589,200	4,289,376
GDR	498,000	3,625,440
MegaStudy Co. Ltd.	89,494	8,872,068
NHN Corp. (a)	55,419	19,684,430
Phicom Corp.	122,164	1,677,383
POSCO	157,760	43,991,826
Samchully Co. Ltd.	45,040	5,467,933
Samsung Electronics Co. Ltd.	244,765	167,130,043
Samsung Heavy Industries Ltd.	802,940	18,984,856
Samsung SDI Co. Ltd.	94,890	7,847,555
Shinhan Financial Group Co. Ltd.	623,810	31,086,336
SK Corp.	382,660	28,157,356
Taewoong Co. Ltd.	202,400	4,410,031
Woongjin Coway Co. Ltd.	482,990	14,338,889
Woori Finance Holdings Co. Ltd.	428,040	9,666,813
TOTAL KOREA (SOUTH)		738,724,399
Lebanon - 0.2%
Solidere GDR (a)	350,000	7,833,000
Luxembourg - 1.6%
Evraz Group SA:
GDR (e)	66,100	1,652,500
GDR	522,200	13,055,000
Orco Property Group	100,300	12,869,473
Tenaris SA sponsored ADR	658,500	30,225,150
Ternium SA sponsored ADR	22,500	601,200
TOTAL LUXEMBOURG		58,403,323
Malaysia - 0.6%
Genting BHD	892,000	6,274,759
Lion Diversified Holdings BHD	2,886,400	3,742,367
Resorts World BHD	1,583,800	5,854,599
Steppe Cement Ltd. (a)	510,900	1,840,214
UMW Holdings BHD	2,448,500	4,964,545
TOTAL MALAYSIA		22,676,484

	Shares	Value (Note 1)
Mexico - 5.9%
America Movil SA de CV Series L sponsored ADR	2,169,700	$80,083,627
Cemex SA de CV sponsored ADR	702,600	47,439,552
Corporacion Geo SA de CV Series B (a)	1,833,000	6,872,663
Gruma SA de CV Series B	1,757,700	5,508,622
Grupo Mexico SA de CV Series B	8,357,901	29,282,771
Sare Holding SA de CV Series B (a)	1,561,500	1,838,677
Urbi, Desarrollos Urbanos, SA de CV (a)	1,770,700	14,484,672
Wal-Mart de Mexico SA de CV Series V	9,208,174	26,253,791
TOTAL MEXICO		211,764,375
Oman - 0.1%
BankMuscat SAOG sponsored GDR (e)	369,325	3,674,784
Philippines - 0.4%
Philippine Long Distance Telephone Co.	348,450	13,778,985
Poland - 0.2%
Echo Investment SA (a)	19,400	1,687,341
Globe Trade Centre SA (a)	16,600	1,438,400
TVN SA (a)	175,600	5,491,433
TOTAL POLAND		8,617,174
Romania - 0.1%
Banca Transilvania SA	5,127,000	2,696,953
Russia - 9.2%
Concern Kalina OJSC (a)	118,262	5,437,956
JSC MMC 'Norilsk Nickel' sponsored ADR	338,600	44,864,500
Lukoil Oil Co. sponsored ADR	992,540	89,328,600
Novatek JSC:
GDR	167,600	7,123,000
GDR (e)	317,000	13,472,500
Novolipetsk Iron & Steel Corp. sponsored GDR	301,300	6,631,613
OAO Gazprom sponsored ADR	1,156,106	53,180,876
Polyus Gold Co. Zao ADR (a)	153,900	5,355,720
RBC Information Systems Jsc (a)	583,200	5,423,760
Sberbank RF GDR (a)	112,000	20,253,539
Seventh Continent (a)	127,500	3,213,000
Sistema JSFC sponsored:
GDR (e)	442,200	10,833,900
GDR	54,300	1,330,350
Surgutneftegaz JSC sponsored ADR	347,200	46,177,600
Vimpel Communications sponsored ADR (a)	309,400	14,402,570
VSMPO-Avisma Corp.	14,100	3,454,500
TOTAL RUSSIA		330,483,984
Singapore - 0.2%
Boustead Singapore Ltd.	4,118,000	3,125,913
Keppel Corp. Ltd.	354,600	3,431,939
Raffles Education Corp. Ltd.	1,549,400	2,450,264
TOTAL SINGAPORE		9,008,116
Common Stocks - continued
	Shares	Value (Note 1)
South Africa - 11.3%
Absa Group Ltd.	723,418	$14,281,866
African Bank Investments Ltd.	4,254,726	23,776,930
Anglogold Ashanti Ltd. sponsored ADR (d)	124,400	6,802,192
Aspen Pharmacare Holdings Ltd.	2,409,800	17,033,929
Aveng Ltd.	3,013,329	11,907,975
Edgars Consolidated Stores Ltd.	1,772,781	11,204,271
Ellerine Holdings Ltd.	913,072	14,035,113
FirstRand Ltd.	8,172,656	26,913,695
Foschini Ltd.	1,373,300	13,910,016
Gold Fields Ltd.	1,012,400	25,725,085
Impala Platinum Holdings Ltd.	148,566	28,168,855
JD Group Ltd.	925,600	14,312,355
Lewis Group Ltd.	1,317,473	13,289,769
MTN Group Ltd.	3,976,000	39,677,339
Mvelaphanda Group Ltd.	2,136,700	3,376,075
Naspers Ltd. Class N sponsored ADR	970,318	21,356,699
Sasol Ltd.	1,257,375	52,909,085
Standard Bank Group Ltd.	1,547,500	22,083,243
Steinhoff International Holdings Ltd.	3,458,600	13,707,848
Telkom SA Ltd.	799,000	19,029,821
Truworths International Ltd.	3,326,000	16,042,245
TOTAL SOUTH AFRICA		409,544,406
Spain - 0.1%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	146,900	3,240,614
Taiwan - 7.8%
Advanced Semiconductor Engineering, Inc.	18,442,000	21,906,594
Chipbond Technology Corp.	6,174,035	8,224,048
Delta Electronics, Inc.	5,477,000	17,063,054
Foxconn Technology Co. Ltd.	1,469,000	11,026,938
High Tech Computer Corp.	888,200	28,394,784
Hon Hai Precision Industry Co. Ltd. (Foxconn)	7,250,187	49,196,561
MediaTek, Inc.	1,885,600	22,014,229
Motech Industries, Inc.	258,599	7,172,949
Nan Ya Printed Circuit Board Corp.	43,000	462,264
Novatek Microelectronics Corp.	1,908,855	11,367,218
Phoenix Precision Technology Corp.	4,629,000	10,547,493
Powertech Technology, Inc.	896,000	3,075,033
Shin Kong Financial Holding Co. Ltd.	10,941,000	11,659,061
Siliconware Precision Industries Co. Ltd.	12,328,000	17,889,626
Taiwan Semiconductor Manufacturing Co. Ltd.	26,825,343	57,255,872
TSRC Corp.	4,848,000	3,464,377
TOTAL TAIWAN		280,720,101
Thailand - 1.5%
Bangchak Petroleum PCL:
warrants 4/12/11 (a)	336,940	16,560
(For. Reg.)	2,975,200	1,093,998

	Shares	Value (Note 1)
Bumrungrad Hospital PCL (For. Reg.)	451,500	$446,537
Charoen Pokphand Foods PCL (For. Reg.)	27,622,100	4,048,003
Minor International PCL (For. Reg.)	24,621,894	7,610,284
PTT PCL (For. Reg.)	1,821,800	12,523,965
Siam Cement PCL (For. Reg.)	1,323,000	8,953,957
Siam Commercial Bank PCL (For. Reg.)	10,662,000	18,466,027
TOTAL THAILAND		53,159,331
Turkey - 2.7%
Acibadem Saglik Hizmetleri AS	711,800	8,665,391
Akbank T. A. S.	1,976,200	16,437,202
Alarko Gayrimenkul Yatirim Ortakligi AS (a)	108,200	4,827,070
Aygaz AS	945,400	3,824,491
Denizbank AS (a)	699,900	6,191,932
Dogan Yayin Holding AS	3,000,839	15,202,738
Dogus Otomotiv Servis ve Ticaret AS	880,700	7,258,699
Enka Insaat ve Sanayi AS	742,407	11,508,010
Finansbank AS	3,358,643	17,523,355
Koytas Tekstil Sanayi ve Ticaret AS (a)	26,770	0
Selcuk Ecza Deposu Tic AS	257,500	1,304,537
Turk Traktor ve Ziraat Makinalari AS	390,100	5,338,987
Vestel White Goods AS	329,000	711,486
TOTAL TURKEY		98,793,898
Ukraine - 0.1%
Stirol sponsored ADR (a)	105,400	2,460,091
Ukrnafta Open JSC sponsored ADR	8,700	3,108,065
TOTAL UKRAINE		5,568,156
United Arab Emirates - 0.4%
Investcom LLC GDR	913,400	13,838,010
United Kingdom - 1.3%
Aricom PLC (a)	2,043,200	2,217,140
Kazakhgold Group Ltd. GDR	209,200	5,826,220
Kazakhmys PLC	720,100	14,951,720
Oxus Gold PLC (a)(d)	2,966,117	4,435,754
Sibir Energy PLC (a)	640,900	6,405,251
Trader Media East Ltd. GDR (a)(e)	153,646	1,367,449
Vedanta Resources PLC	368,300	10,599,223
Victoria Oil & Gas PLC (a)	649,500	2,973,159
TOTAL UNITED KINGDOM		48,775,916
United States of America - 1.1%
Central European Distribution Corp. (a)(d)	85,196	3,497,296
CTC Media, Inc. (f)	93,240	2,797,200
DSP Group, Inc. (a)	110,300	2,982,512
Freeport-McMoRan Copper & Gold, Inc. Class B	202,300	13,064,534
Common Stocks - continued
	Shares	Value (Note 1)
United States of America - continued
NII Holdings, Inc. (a)	159,000	$9,524,100
Zoran Corp. (a)	267,900	7,351,176
TOTAL UNITED STATES OF AMERICA		39,216,818
TOTAL COMMON STOCKS (Cost $2,472,464,409)		3,512,089,080
Nonconvertible Preferred Stocks - 0.2%

Korea (South) - 0.2%
Samsung Electronics Co. Ltd. (Cost $5,212,960)	14,970	8,110,769
Money Market Funds - 3.1%

Fidelity Cash Central Fund, 4.8% (b)	81,667,529	81,667,529
Fidelity Securities Lending Cash Central Fund, 4.83% (b)(c)	30,626,604	30,626,604
TOTAL MONEY MARKET FUNDS (Cost $112,294,133)		112,294,133
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $2,589,971,502)		3,632,493,982
NET OTHER ASSETS - (0.6)%		(23,132,879)
NET ASSETS - 100%		$3,609,361,103
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security is on loan at period end.

(e)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $47,571,413 or 1.3% of net assets.

(f)Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,253,769 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
CTC Media, Inc.	1/26/05	$1,400,073
Primeline Energy Holdings, Inc.	3/23/06	$745,745
Primeline Energy Holdings, Inc. warrants 4/4/08	3/23/06	$242,367
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$1,581,896
Fidelity Securities Lending Cash Central Fund	434,206
Total	$2,016,102
Income Tax Information

At September 30, 2005, the fund had a capital loss carryforward of approximately $360,364,607 of which $261,779,690, $46,041,026, $40,040,568 and $12,503,323 will expire on September 30, 2007, 2008, 2010 and 2011, respectively.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Emerging Markets

Financial Statements

Statement of Assets and Liabilities

April 30, 2006 (Audited)

Assets
Investment in securities, at value (including securities loaned of $29,609,985) - See accompanying schedule: Unaffiliated issuers (cost $2,477,677,369)	$3,520,199,849
Affiliated Central Funds (cost $112,294,133)	112,294,133
Total Investments (cost $2,589,971,502)		$3,632,493,982
Foreign currency held at value (cost $3,084,922)		3,079,487
Receivable for investments sold		35,098,316
Receivable for fund shares sold		19,460,418
Dividends receivable		6,937,817
Interest receivable		421,072
Prepaid expenses		3,190
Other receivables		867,588
Total assets		3,698,361,870

Liabilities
Payable for investments purchased	$49,588,143
Payable for fund shares redeemed	3,632,591
Accrued management fee	2,021,848
Other affiliated payables	655,471
Other payables and accrued expenses	2,476,110
Collateral on securities loaned, at value	30,626,604
Total liabilities		89,000,767

Net Assets		$3,609,361,103
Net Assets consist of:
Paid in capital		$2,868,514,673
Undistributed net investment income		6,155,114
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(306,061,348)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,040,752,664
Net Assets, for 159,059,194 shares outstanding		$3,609,361,103
Net Asset Value, offering price and redemption price per share ($3,609,361,103 ÷ 159,059,194 shares)		$22.69

Statement of Operations

Six months ended April 30, 2006 (Audited)

Investment Income
Dividends		$28,259,045
Interest		23,195
Income from affiliated Central Funds (including $434,206 from security lending)		2,016,102
		30,298,342
Less foreign taxes withheld		(2,409,327)
Total income		27,889,015

Expenses
Management fee	$8,902,161
Transfer agent fees	2,657,787
Accounting and security lending fees	524,024
Independent trustees' compensation	4,555
Custodian fees and expenses	1,274,046
Registration fees	251,968
Audit	78,682
Legal	5,519
Miscellaneous	27,124
Total expenses before reductions	13,725,866
Expense reductions	(1,418,424)	12,307,442
Net investment income (loss)		15,581,573
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $332,576)	62,704,730
Foreign currency transactions	(1,405,401)
Total net realized gain (loss)		61,299,329
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $1,109,321)	770,054,877
Assets and liabilities in foreign currencies	59,727
Total change in net unrealized appreciation (depreciation)		770,114,604
Net gain (loss)		831,413,933
Net increase (decrease) in net assets resulting from operations		$846,995,506

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Emerging Markets
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2006 (Audited)	Year ended October 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,581,573	$15,119,763
Net realized gain (loss)	61,299,329	68,322,535
Change in net unrealized appreciation (depreciation)	770,114,604	203,724,089
Net increase (decrease) in net assets resulting from operations	846,995,506	287,166,387
Distributions to shareholders from net investment income	(21,238,874)	(5,999,282)
Share transactions Proceeds from sales of shares	1,682,537,647	816,361,551
Reinvestment of distributions	20,504,260	5,785,646
Cost of shares redeemed	(312,399,951)	(316,571,716)
Net increase (decrease) in net assets resulting from share transactions	1,390,641,956	505,575,481
Redemption fees	739,238	930,289
Total increase (decrease) in net assets	2,217,137,826	787,672,875

Net Assets
Beginning of period	1,392,223,277	604,550,402
End of period (including undistributed net investment income of $6,155,114 and undistributed net investment income of $11,812,415, respectively)	$3,609,361,103	$1,392,223,277
Other Information Shares
Sold	84,829,200	57,501,628
Issued in reinvestment of distributions	1,159,762	485,074
Redeemed	(15,546,347)	(22,850,332)
Net increase (decrease)	70,442,615	35,136,370

Financial Highlights

	Six months ended April 30, 2006	Years ended October 31,
	(Audited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$15.71	$11.30	$9.81	$7.03	$6.52	$8.71
Income from Investment Operations
Net investment income (loss) E	.12	.21	.14	.10	.06 F	.06
Net realized and unrealized gain (loss)	7.06	4.30	1.46	2.73	.47	(2.22)
Total from investment operations	7.18	4.51	1.60	2.83	.53	(2.16)
Distributions from net investment income	(.21)	(.11)	(.12)	(.05)	(.03)	(.03)
Redemption fees added to paid in capital E	.01	.01	.01	- H	.01	- H
Net asset value, end of period	$22.69	$15.71	$11.30	$9.81	$7.03	$6.52
Total Return B, C, D	46.15%	40.25%	16.48%	40.50%	8.25%	(24.87)%
Ratios to Average Net Assets G
Expenses before reductions	1.11% A	1.16%	1.23%	1.36%	1.44%	1.54%
Expenses net of fee waivers, if any	1.11% A	1.16%	1.23%	1.36%	1.44%	1.54%
Expenses net of all reductions	.99% A	1.07%	1.18%	1.36%	1.39%	1.45%
Net investment income (loss)	1.26% A	1.53%	1.27%	1.31%	.73%	.78%
Supplemental Data
Net assets, end of period (000 omitted)	$3,609,361	$1,392,223	$604,550	$430,928	$263,729	$204,164
Portfolio turnover rate	34% A	68%	112%	105%	120%	113%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.01 per share. G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. H Amount represents less than $.01 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Europe

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2006
United Kingdom	21.8%
Switzerland	11.7%
Germany	11.6%
France	7.7%
Netherlands	7.4%
Italy	7.0%
Spain	5.7%
United States of America	4.8%
Sweden	4.5%
Other	17.8%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2005
United Kingdom	14.2%
Italy	14.0%
Switzerland	12.7%
Germany	11.1%
France	11.0%
Netherlands	8.7%
Russia	5.3%
Poland	3.9%
Spain	3.3%
Other	15.8%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	96.2	98.9
Short-Term Investments and Net Other Assets	3.8	1.1
Top Ten Stocks as of April 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Banco Bilbao Vizcaya Argentaria SA (Spain, Commercial Banks)	3.6	0.3
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	3.2	3.2
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	3.0	0.0
HSBC Holdings PLC (United Kingdom) (Reg.) (United Kingdom, Commercial Banks)	2.5	0.0
Unicredito Italiano Spa (Italy, Commercial Banks)	2.5	2.0
Novartis AG (Reg.) (Switzerland, Pharmaceuticals)	2.3	2.2
GlaxoSmithKline PLC (United Kingdom, Pharmaceuticals)	2.2	0.0
Deutsche Boerse AG (Germany, Diversified Financial Services)	2.1	2.5
Sanofi-Aventis (France, Pharmaceuticals)	2.0	3.8
Total SA Series B (France, Oil, Gas & Consumable Fuels)	1.8	3.4
	25.2
Market Sectors as of April 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	34.5	32.6
Health Care	11.9	13.1
Industrials	10.5	5.2
Energy	10.4	12.2
Consumer Discretionary	9.9	14.5
Materials	6.0	1.3
Information Technology	5.7	6.8
Consumer Staples	4.1	2.1
Utilities	1.8	4.1
Telecommunication Services	1.4	7.0

Semiannual Report

Europe

Investments April 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.8%
	Shares	Value (Note 1)
Austria - 1.5%
Andritz AG	60,400	$10,590,785
Erste Bank der Oesterreichischen Sparkassen AG	276,500	16,779,503
OMV AG	124,400	8,649,474
voestalpine AG	115,400	16,849,641
TOTAL AUSTRIA		52,869,403
Belgium - 0.5%
KBC Groupe SA	156,600	18,166,965
Denmark - 1.0%
Danske Bank AS	877,400	34,908,142
Finland - 2.7%
Fortum Oyj	992,200	25,061,219
Metso Corp.	713,700	28,363,848
Nokia Corp.	1,704,550	38,625,109
TOTAL FINLAND		92,050,176
France - 7.7%
Alcatel SA (RFD) (a)	541,600	7,809,874
Alstom SA (a)	189,800	17,193,312
AXA SA	936,100	34,270,625
Dassault Systemes SA	294,706	15,988,080
L'Oreal SA	184,900	17,146,013
Louis Vuitton Moet Hennessy (LVMH)	261,700	27,553,004
Sanofi-Aventis	732,948	68,955,751
Societe Generale Series A	109,400	16,714,768
Total SA Series B	225,600	62,274,624
TOTAL FRANCE		267,906,051
Germany - 10.8%
Allianz AG (Reg.) (d)	150,900	25,245,570
Bayer AG (d)	406,500	18,775,831
Bayerische Motoren Werke AG (BMW)	751,600	40,879,322
Deutsche Boerse AG	498,000	72,022,224
E.ON AG (d)	137,200	16,706,845
Fraport AG Frankfurt Airport Services Worldwide	550,918	41,683,090
Hypo Real Estate Holding AG (d)	556,200	38,889,862
SAP AG (d)	260,700	56,968,164
Siemens AG (Reg.)	365,600	34,600,384
Wincor Nixdorf AG	200,300	28,808,768
TOTAL GERMANY		374,580,060
Greece - 1.7%
Alpha Bank AE	1,113,000	42,126,493
EFG Eurobank Ergasias SA	406,700	16,204,110
TOTAL GREECE		58,330,603
Ireland - 1.2%
Allied Irish Banks PLC	1,747,100	41,860,507
Israel - 0.8%
Teva Pharmaceutical Industries Ltd. sponsored ADR	698,600	28,293,300

	Shares	Value (Note 1)
Italy - 5.4%
Banca Popolare di Milano	3,039,080	$38,419,238
ENI Spa	1,156,000	35,379,385
Pirelli & C. Real Estate Spa	125,900	9,239,824
Tod's Spa	221,200	17,528,825
Unicredito Italiano Spa	11,411,800	85,997,447
TOTAL ITALY		186,564,719
Luxembourg - 0.8%
SES Global unit	1,704,200	27,929,850
Netherlands - 7.4%
DSM NV	350,200	15,976,567
EADS NV (d)	401,000	15,825,229
Euronext NV	611,644	54,673,574
ING Groep NV (Certificaten Van Aandelen)	872,300	35,397,935
Koninklijke Numico NV	696,900	31,582,440
Koninklijke Philips Electronics NV	1,460,200	50,347,694
Randstad Holdings NV	308,700	20,525,140
Rodamco Europe NV	305,752	32,904,646
TOTAL NETHERLANDS		257,233,225
Norway - 3.7%
Aker Kvaerner ASA	226,820	22,086,403
DnB NOR ASA (d)	3,214,600	44,605,197
Norsk Hydro ASA	126,240	19,314,720
Statoil ASA (d)	1,267,500	41,757,684
TOTAL NORWAY		127,764,004
Poland - 0.3%
Polski Koncern Naftowy Orlen SA	441,000	9,194,084
South Africa - 2.9%
FirstRand Ltd.	10,369,248	34,147,378
Impala Platinum Holdings Ltd.	89,900	17,045,489
MTN Group Ltd.	4,810,748	48,007,464
TOTAL SOUTH AFRICA		99,200,331
Spain - 5.7%
Antena 3 Television SA (d)	1,124,220	29,615,611
Banco Bilbao Vizcaya Argentaria SA	5,667,700	125,029,465
Banco Santander Central Hispano SA	2,878,800	44,637,747
TOTAL SPAIN		199,282,823
Sweden - 4.5%
Atlas Copco AB (A Shares) (d)	588,300	17,388,768
Elekta AB (B Shares)	784,000	12,945,030
Forenings Sparbanken AB (A Shares) (d)	519,500	14,296,222
Hennes & Mauritz AB (H&M) (B Shares) (d)	913,500	34,697,731
Hexagon AB (B Shares) (d)	665,925	24,705,786
Telefonaktiebolaget LM Ericsson (B Shares) (d)	14,473,000	51,335,732
TOTAL SWEDEN		155,369,269
Common Stocks - continued
	Shares	Value (Note 1)
Switzerland - 11.7%
ABB Ltd. (Reg.)	2,644,188	$37,734,522
Compagnie Financiere Richemont unit	720,619	37,329,493
Credit Suisse Group (Reg.)	578,645	36,343,179
Novartis AG (Reg.)	1,390,015	79,939,759
Roche Holding AG (participation certificate)	719,699	110,655,970
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	34,998	34,622,709
Syngenta AG (Switzerland)	249,892	34,709,999
UBS AG (Reg.)	298,765	34,910,691
TOTAL SWITZERLAND		406,246,322
Turkey - 0.7%
Turkiye Garanti Bankasi AS	6,239,478	25,712,783
United Kingdom - 21.8%
Anglo American PLC (United Kingdom)	594,700	25,325,039
BAE Systems PLC	5,517,695	42,012,592
BG Group PLC	4,402,574	59,175,162
BP PLC	8,417,400	103,421,718
British American Tobacco PLC	652,300	16,666,270
British Energy Group PLC (a)	1,378,860	16,647,287
Carnival PLC	775,400	38,366,790
Diageo PLC	1,530,200	25,343,930
GlaxoSmithKline PLC	2,742,400	77,993,842
HSBC Holdings PLC (United Kingdom) (Reg.)	5,039,100	87,357,848
Rio Tinto PLC (Reg.)	483,500	26,918,864
Rolls-Royce Group PLC	4,232,400	36,780,270
Royal Bank of Scotland Group PLC	1,483,400	48,452,832
Standard Chartered PLC (United Kingdom)	1,267,600	33,659,597
Tesco PLC	8,681,030	50,583,331
Vedanta Resources PLC	1,477,300	42,514,884
Xstrata PLC	264,700	9,577,693
Yell Group PLC	1,596,300	14,963,836
TOTAL UNITED KINGDOM		755,761,785
United States of America - 1.0%
Synthes, Inc.	275,320	34,184,697
TOTAL COMMON STOCKS (Cost $2,684,992,957)		3,253,409,099
Nonconvertible Preferred Stocks - 2.4%
	Shares	Value (Note 1)
Germany - 0.8%
Porsche AG (non-vtg.)	29,121	$29,043,373
Italy - 1.6%
Banca Intesa Spa (Risp) (d)	9,817,897	54,563,633
United Kingdom - 0.0%
Rolls-Royce Group PLC Series B	208,733,240	405,421
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $40,974,341)		84,012,427
Money Market Funds - 13.4%

Fidelity Cash Central Fund, 4.8% (b)	129,671,626	129,671,626
Fidelity Securities Lending Cash Central Fund, 4.83% (b)(c)	335,426,270	335,426,270
TOTAL MONEY MARKET FUNDS (Cost $465,097,896)		465,097,896
TOTAL INVESTMENT PORTFOLIO - 109.6% (Cost $3,191,065,194)	3,802,519,422
NET OTHER ASSETS - (9.6)%	(333,077,009)
NET ASSETS - 100%	$3,469,442,413
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$1,701,596
Fidelity Securities Lending Cash Central Fund	1,388,463
Total	$3,090,059

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Europe

Financial Statements

Statement of Assets and Liabilities

April 30, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $317,595,159) - See accompanying schedule: Unaffiliated issuers (cost $2,725,967,298)	$3,337,421,526
Affiliated Central Funds (cost $465,097,896)	465,097,896
Total Investments (cost $3,191,065,194)		$3,802,519,422
Foreign currency held at value (cost $2)		2
Receivable for investments sold		48,735,310
Receivable for fund shares sold		5,083,882
Dividends receivable		10,234,493
Interest receivable		404,827
Prepaid expenses		7,529
Other affiliated receivables		63
Other receivables		2,118,388
Total assets		3,869,103,916

Liabilities
Payable for investments purchased	$59,918,598
Payable for fund shares redeemed	947,283
Accrued management fee	2,343,026
Other affiliated payables	727,759
Other payables and accrued expenses	298,567
Collateral on securities loaned, at value	335,426,270
Total liabilities		399,661,503

Net Assets		$3,469,442,413
Net Assets consist of:
Paid in capital		$2,490,333,134
Undistributed net investment income		20,175,324
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		347,221,115
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		611,712,840
Net Assets, for 83,364,499 shares outstanding		$3,469,442,413
Net Asset Value, offering price and redemption price per share ($3,469,442,413 ÷ 83,364,499 shares)		$41.62

Statement of Operations

Six months ended April 30, 2006 (Unaudited)

Investment Income
Dividends		$35,797,969
Interest		11,447
Income from affiliated Central Funds (including $1,388,463 from security lending)		3,090,059
		38,899,475
Less foreign taxes withheld		(3,245,537)
Total income		35,653,938

Expenses
Management fee Basic fee	$10,606,098
Performance adjustment	1,848,634
Transfer agent fees	3,359,767
Accounting and security lending fees	619,237
Independent trustees' compensation	6,049
Custodian fees and expenses	626,545
Registration fees	79,342
Audit	42,749
Legal	11,359
Interest	31,378
Miscellaneous	12,135
Total expenses before reductions	17,243,293
Expense reductions	(2,220,182)	15,023,111
Net investment income (loss)		20,630,827
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	361,061,908
Foreign currency transactions	(964,401)
Total net realized gain (loss)		360,097,507
Change in net unrealized appreciation (depreciation) on: Investment securities	277,731,107
Assets and liabilities in foreign currencies	265,365
Total change in net unrealized appreciation (depreciation)		277,996,472
Net gain (loss)		638,093,979
Net increase (decrease) in net assets resulting from operations		$658,724,806

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Europe
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2006 (Unaudited)	Year ended October 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$20,630,827	$22,737,953
Net realized gain (loss)	360,097,507	388,153,793
Change in net unrealized appreciation (depreciation)	277,996,472	46,504,527
Net increase (decrease) in net assets resulting from operations	658,724,806	457,396,273
Distributions to shareholders from net investment income	(20,654,281)	(5,654,760)
Distributions to shareholders from net realized gain	(273,319,234)	(5,026,446)
Total distributions	(293,973,515)	(10,681,206)
Share transactions Proceeds from sales of shares	521,883,363	673,749,170
Reinvestment of distributions	289,349,938	10,481,613
Cost of shares redeemed	(254,375,085)	(428,684,899)
Net increase (decrease) in net assets resulting from share transactions	556,858,216	255,545,884
Redemption fees	21,184	110,346
Total increase (decrease) in net assets	921,630,691	702,371,297

Net Assets
Beginning of period	2,547,811,722	1,845,440,425
End of period (including undistributed net investment income of $20,175,324 and undistributed net investment income of $22,161,696, respectively)	$3,469,442,413	$2,547,811,722
Other Information Shares
Sold	13,409,364	19,400,306
Issued in reinvestment of distributions	8,260,061	318,978
Redeemed	(6,683,687)	(12,015,269)
Net increase (decrease)	14,985,738	7,704,015

Financial Highlights

	Six months ended April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$37.26	$30.42	$24.37	$18.31	$22.68	$34.88
Income from Investment Operations
Net investment income (loss) F	.27	.33	.09	.29	.12 G	.12
Net realized and unrealized gain (loss)	8.36	6.68	6.25	5.91	(4.25)	(8.11)
Total from investment operations	8.63	7.01	6.34	6.20	(4.13)	(7.99)
Distributions from net investment income	(.30)	(.09)	(.29)	(.14)	(.24)	(.12)
Distributions from net realized gain	(3.97)	(.08)	-	-	-	(4.09)
Total distributions	(4.27)	(.17)	(.29)	(.14)	(.24)	(4.21)
Redemption fees added to paid in capital F, I	-	-	-	-	-	-
Net asset value, end of period	$41.62	$37.26	$30.42	$24.37	$18.31	$22.68
Total Return B, C, D, E	25.32%	23.12%	26.20%	34.09%	(18.49)%	(25.64)%
Ratios to Average Net Assets H
Expenses before reductions	1.17% A	1.15%	1.11%	1.03%	1.20%	1.06%
Expenses net of fee waivers, if any	1.17% A	1.15%	1.11%	1.03%	1.20%	1.06%
Expenses net of all reductions	1.02% A	1.07%	1.05%	.98%	1.13%	.99%
Net investment income (loss)	1.40% A	.95%	.32%	1.44%	.52%	.45%
Supplemental Data
Net assets, end of period (000 omitted)	$3,469,442	$2,547,812	$1,845,440	$1,283,191	$875,995	$1,059,368
Portfolio turnover rate	137% A	99%	106%	162%	127%	123%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Total returns do not include the effect of the former contingent deferred sales charge. F Calculated based on average shares outstanding during the period. G Investment income per share reflects a special dividend which amounted to $.05 per share. H Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. I Amount represents less than $.01 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Europe Capital Appreciation

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2006
United States of America	15.2%
Germany	14.8%
United Kingdom	10.9%
Switzerland	9.2%
France	8.3%
Norway	8.1%
Italy	7.3%
Netherlands	6.5%
Canada	4.0%
Other	15.7%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2005
United Kingdom	23.5%
Germany	12.6%
France	11.0%
United States of America	9.1%
Italy	8.5%
Switzerland	7.7%
Norway	5.6%
Turkey	4.3%
Netherlands	3.1%
Other	14.6%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	89.8	92.9
Short-Term Investments and Net Other Assets	10.2	7.1
Top Ten Stocks as of April 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Synthes, Inc. (United States of America, Health Care Equipment & Supplies)	3.0	0.0
Benfield Group PLC (United Kingdom, Insurance)	2.8	0.0
Bayer AG (Germany, Chemicals)	2.7	1.9
Actelion Ltd. (Reg.) (Switzerland, Biotechnology)	2.6	0.5
Infineon Technologies AG (Germany, Semiconductors & Semiconductor Equipment)	2.4	0.0
Istituto Finanziario Industriale Spa (IFI) (Italy, Diversified Financial Services)	2.4	0.0
Millicom International Cellular SA unit (Luxembourg, Wireless Telecommunication Services)	2.3	1.1
Tele Atlas NV (Netherlands, Commercial Services & Supplies)	2.2	0.0
Statoil ASA (Norway, Oil, Gas & Consumable Fuels)	2.2	2.0
E.ON AG (Germany, Electric Utilities)	2.1	1.9
	24.7
Market Sectors as of April 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.9	20.2
Consumer Discretionary	13.7	11.4
Materials	11.8	7.3
Energy	11.2	18.6
Industrials	7.5	5.2
Health Care	7.2	10.6
Information Technology	6.7	2.4
Consumer Staples	5.0	2.9
Telecommunication Services	4.1	10.7
Utilities	2.7	3.6

Semiannual Report

Europe Capital Appreciation

Investments April 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 86.8%
	Shares	Value (Note 1)
Argentina - 1.0%
Cresud S.A.C.I.F.y A. sponsored ADR (d)	444,600	$7,722,702
Austria - 2.0%
Flughafen Wien AG	107,900	8,230,543
OMV AG	95,300	6,626,164
TOTAL AUSTRIA		14,856,707
Canada - 4.0%
European Goldfields Ltd. (a)	3,067,200	11,879,227
First Quantum Minerals Ltd.	176,000	8,507,191
MagIndustries Corp. (a)	1,178,000	1,685,868
MagIndustries Corp. (a)(e)	1,518,880	1,956,339
New Flyer Industries, Inc. / New Flyer Canada	830,600	6,314,937
TOTAL CANADA		30,343,562
Finland - 1.2%
Metso Corp.	226,500	9,001,557
France - 8.3%
Compagnie Generale de Geophysique SA (a)(d)	55,900	9,034,411
Icade SA	120,999	5,204,124
Lagardere S.C.A. (Reg.)	79,800	6,594,518
Pernod Ricard SA	64,284	12,465,671
Renault SA	119,900	13,917,009
Total SA sponsored ADR	115,100	15,886,102
TOTAL FRANCE		63,101,835
Germany - 14.2%
Bayer AG (d)	441,200	20,378,590
Deutsche Postbank AG (d)	84,500	6,460,531
E.ON AG (d)	132,100	16,085,818
Infineon Technologies AG (a)	1,506,800	18,413,098
Lanxess AG (a)	345,600	14,135,971
MAN AG	100,800	7,641,905
Premiere AG (a)(d)	772,900	12,676,681
SAP AG	56,400	12,324,528
TOTAL GERMANY		108,117,122
Greece - 1.1%
Greek Organization of Football Prognostics SA	231,900	8,572,495
Hong Kong - 0.4%
Chaoda Modern Agriculture (Holdings) Ltd.	4,106,000	2,859,737
Italy - 4.9%
Banca Intesa Spa (d)	949,403	5,641,705
Banca Italease Spa (d)	183,700	11,184,984
FASTWEB Spa	186,580	9,373,574
Unicredito Italiano Spa	1,475,600	11,119,879
TOTAL ITALY		37,320,142
Luxembourg - 2.3%
Millicom International Cellular SA unit (a)	350,970	17,242,054

	Shares	Value (Note 1)
Netherlands - 6.5%
Completel Europe NV (a)	70,902	$4,687,364
ING Groep NV (Certificaten Van Aandelen)	373,298	15,148,433
Reed Elsevier NV (d)	844,600	12,520,678
Tele Atlas NV (a)	669,078	17,009,466
TOTAL NETHERLANDS		49,365,941
Norway - 8.1%
Petroleum Geo-Services ASA (a)(d)	227,000	12,783,440
Statoil ASA (d)	496,700	16,363,741
TANDBERG ASA	163,600	1,666,055
TANDBERG Television ASA (a)	338,100	6,803,921
TGS Nopec Geophysical Co. ASA (a)	168,400	11,314,486
Yara International ASA	763,200	12,293,096
TOTAL NORWAY		61,224,739
Philippines - 0.4%
Semirara Mining Corp.	6,168,000	3,279,899
Russia - 1.2%
JSC MMC 'Norilsk Nickel' sponsored ADR	55,500	7,353,750
Polyus Gold Co. Zao ADR (a)	55,500	1,931,400
TOTAL RUSSIA		9,285,150
Spain - 1.8%
Banco Bilbao Vizcaya Argentaria SA	618,700	13,648,522
Sweden - 3.7%
Micronic Laser Systems AB (a)	601,470	12,219,850
OMX AB	40,200	773,024
Swedish Match Co.	999,600	15,010,641
TOTAL SWEDEN		28,003,515
Switzerland - 9.2%
Actelion Ltd. (Reg.) (a)	173,524	19,614,662
Credit Suisse Group (Reg.) (d)	226,861	14,248,546
Novartis AG:
(Reg.)	169,202	9,730,807
sponsored ADR	46,400	2,668,464
Swissfirst AG	29,654	2,594,097
Syngenta AG:
warrants 5/22/06 (a)	101,365	162,635
(Switzerland)	63,931	8,880,016
The Swatch Group AG (Reg.)	335,244	12,298,317
TOTAL SWITZERLAND		70,197,544
Turkey - 0.6%
Akenerji Elektrik Uretimi Otoproduktor Grubu AS (a)	1,125,996	4,154,904
Selcuk Ecza Deposu Tic AS	54,000	273,573
TOTAL TURKEY		4,428,477
United Kingdom - 10.9%
Amlin PLC	343,149	1,761,678
BAE Systems PLC	1,942,400	14,789,737
Common Stocks - continued
	Shares	Value (Note 1)
United Kingdom - continued
Benfield Group PLC	2,977,800	$21,098,513
BG Group PLC	655,400	8,809,256
Chaucer Holdings PLC	7,397,871	9,309,388
ITV PLC	5,599,559	11,744,025
NETeller PLC (a)	648,033	9,159,339
Standard Chartered PLC (United Kingdom)	221,200	5,873,701
TOTAL UNITED KINGDOM		82,545,637
United States of America - 5.0%
NTL, Inc. (a)	546,400	15,015,072
Synthes, Inc.	181,837	22,577,521
TOTAL UNITED STATES OF AMERICA		37,592,593
TOTAL COMMON STOCKS (Cost $523,405,465)		658,709,930
Nonconvertible Preferred Stocks - 3.0%

Germany - 0.6%
Porsche AG (non-vtg.)	5,132	5,118,320
Italy - 2.4%
Istituto Finanziario Industriale Spa (IFI) (a)	758,711	18,046,614
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $17,461,140)		23,164,934
Money Market Funds - 29.6%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 4.8% (b)	91,028,353	$91,028,353
Fidelity Securities Lending Cash Central Fund, 4.83% (b)(c)	133,562,710	133,562,710
TOTAL MONEY MARKET FUNDS (Cost $224,591,063)		224,591,063
TOTAL INVESTMENT PORTFOLIO - 119.4% (Cost $765,457,668)	906,465,927
NET OTHER ASSETS - (19.4)%	(147,476,852)
NET ASSETS - 100%	$758,989,075
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security is on loan at period end.

(e)Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,956,339 or 0.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
MagIndustries Corp.	3/16/06	$1,613,798
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$857,748
Fidelity Securities Lending Cash Central Fund	313,368
Total	$1,171,116

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Europe Capital Appreciation

Financial Statements

Statement of Assets and Liabilities

April 30, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $127,240,826) - See accompanying schedule: Unaffiliated issuers (cost $540,866,605)	$681,874,864
Affiliated Central Funds (cost $224,591,063)	224,591,063
Total Investments (cost $765,457,668)		$906,465,927
Receivable for investments sold		1,349,463
Receivable for fund shares sold		5,163,263
Dividends receivable		2,178,825
Interest receivable		303,068
Prepaid expenses		1,451
Other affiliated receivables		48
Other receivables		403,907
Total assets		915,865,952

Liabilities
Payable for investments purchased	$22,384,873
Payable for fund shares redeemed	239,754
Accrued management fee	491,095
Other affiliated payables	138,711
Other payables and accrued expenses	59,734
Collateral on securities loaned, at value	133,562,710
Total liabilities		156,876,877

Net Assets		$758,989,075
Net Assets consist of:
Paid in capital		$557,251,430
Undistributed net investment income		2,696,955
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		57,992,230
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		141,048,460
Net Assets, for 27,874,157 shares outstanding		$758,989,075
Net Asset Value, offering price and redemption price per share ($758,989,075 ÷ 27,874,157 shares)		$27.23

Statement of Operations

Six months ended April 30, 2006 (Unaudited)

Investment Income
Dividends		$4,892,115
Interest		4,511
Income from affiliated Central Funds (including $313,368 from security lending)		1,171,116
		6,067,742
Less foreign taxes withheld		(390,173)
Total income		5,677,569

Expenses
Management fee Basic fee	$2,019,719
Performance adjustment	230,116
Transfer agent fees	599,008
Accounting and security lending fees	139,584
Independent trustees' compensation	1,145
Custodian fees and expenses	111,737
Registration fees	28,522
Audit	27,233
Legal	1,957
Miscellaneous	2,332
Total expenses before reductions	3,161,353
Expense reductions	(307,888)	2,853,465
Net investment income (loss)		2,824,104
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	58,186,963
Foreign currency transactions	13,919
Total net realized gain (loss)		58,200,882
Change in net unrealized appreciation (depreciation) on: Investment securities	104,389,077
Assets and liabilities in foreign currencies	39,884
Total change in net unrealized appreciation (depreciation)		104,428,961
Net gain (loss)		162,629,843
Net increase (decrease) in net assets resulting from operations		$165,453,947

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Europe Capital Appreciation
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2006 (Unaudited)	Year ended October 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,824,104	$7,893,648
Net realized gain (loss)	58,200,882	80,741,934
Change in net unrealized appreciation (depreciation)	104,428,961	(10,249,032)
Net increase (decrease) in net assets resulting from operations	165,453,947	78,386,550
Distributions to shareholders from net investment income	(6,124,444)	(3,546,592)
Distributions to shareholders from net realized gain	(53,486,694)	(1,251,738)
Total distributions	(59,611,138)	(4,798,330)
Share transactions Proceeds from sales of shares	175,757,056	110,398,063
Reinvestment of distributions	55,944,039	4,494,786
Cost of shares redeemed	(71,357,283)	(103,075,461)
Net increase (decrease) in net assets resulting from share transactions	160,343,812	11,817,388
Redemption fees	14,890	20,064
Total increase (decrease) in net assets	266,201,511	85,425,672

Net Assets
Beginning of period	492,787,564	407,361,892
End of period (including undistributed net investment income of $2,696,955 and undistributed net investment income of $6,919,085, respectively)	$758,989,075	$492,787,564
Other Information Shares
Sold	6,989,705	4,991,864
Issued in reinvestment of distributions	2,608,114	217,455
Redeemed	(3,011,212)	(4,674,623)
Net increase (decrease)	6,586,607	534,696

Financial Highlights

	Six months ended April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$23.15	$19.63	$17.26	$13.85	$15.43	$19.58
Income from Investment Operations
Net investment income (loss) E	.12	.37	.13 F	.14	.19	.16
Net realized and unrealized gain (loss)	6.88	3.38	2.46	3.46	(1.60)	(3.33)
Total from investment operations	7.00	3.75	2.59	3.60	(1.41)	(3.17)
Distributions from net investment income	(.30)	(.17)	(.22)	(.19)	(.17)	(.11)
Distributions from net realized gain	(2.62)	(.06)	-	-	-	(.87)
Total distributions	(2.92)	(.23)	(.22)	(.19)	(.17)	(.98)
Redemption fees added to paid in capital E, H	-	-	-	-	-	-
Net asset value, end of period	$27.23	$23.15	$19.63	$17.26	$13.85	$15.43
Total Return B, C, D	33.64%	19.24%	15.13%	26.36%	(9.29)%	(16.97)%
Ratios to Average Net Assets G
Expenses before reductions	1.12% A	.95%	1.22%	1.39%	1.37%	1.26%
Expenses net of fee waivers, if any	1.12% A	.95%	1.22%	1.39%	1.37%	1.26%
Expenses net of all reductions	1.01% A	.84%	1.15%	1.32%	1.32%	1.21%
Net investment income (loss)	1.00% A	1.66%	.69% F	.94%	1.18%	.90%
Supplemental Data
Net assets, end of period (000 omitted)	$758,989	$492,788	$407,362	$394,015	$424,006	$406,771
Portfolio turnover rate	134% A	133%	119%	184%	121%	67%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Net investment income per share includes approximately $.01 per share received as a result of a reorganization of an issuer that was in bankruptcy. Excluding this non-recurring amount, the ratio of net investment income (loss) to average net assets would have been .65%. G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. H Amount represents less than $.01 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Japan

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2006
Japan	97.4%
United States of America	2.6%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2005
Japan	98.8%
United States of America	1.2%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.4	98.8
Short-Term Investments and Net Other Assets	2.6	1.2
Top Ten Stocks as of April 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Mizuho Financial Group, Inc. (Commercial Banks)	4.8	3.8
Sumitomo Mitsui Financial Group, Inc. (Commercial Banks)	4.0	4.3
Yamada Denki Co. Ltd. (Specialty Retail)	3.7	3.7
Yaskawa Electric Corp. (Electronic Equipment & Instruments)	3.5	2.4
Inpex Holdings, Inc. (Oil, Gas & Consumable Fuels)	3.5	1.6
Sumitomo Metal Industries Ltd. (Metals & Mining)	3.4	2.6
Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	3.2	2.5
Matsushita Electric Industrial Co. Ltd. (Household Durables)	3.2	2.8
Mitsui Engineering & Shipbuilding Co. (Machinery)	2.6	1.8
Mitsubishi Gas Chemical Co., Inc. (Chemicals)	2.5	1.4
	34.4
Market Sectors as of April 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	23.2	26.0
Financials	19.8	20.8
Industrials	15.5	8.7
Materials	14.2	12.1
Information Technology	12.3	13.9
Energy	6.1	7.2
Consumer Staples	4.7	5.5
Health Care	1.6	4.6

Semiannual Report

Japan

Investments April 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 23.2%
Auto Components - 0.5%
Riken Corp. (d)	921,000	$7,392,264
Stanley Electric Co. Ltd.	15,800	367,684
Tokai Rika Co. Ltd. (d)	107,500	2,888,694
		10,648,642
Automobiles - 3.6%
Mazda Motor Corp.	7,475,000	48,903,404
Toyota Motor Corp.	395,800	23,180,028
		72,083,432
Household Durables - 6.1%
Casio Computer Co. Ltd.	1,529,000	28,733,788
Matsushita Electric Industrial Co. Ltd.	2,624,000	63,527,042
Sekisui House Ltd.	413,000	6,394,020
Sony Corp.	495,000	24,225,301
		122,880,151
Leisure Equipment & Products - 1.5%
Namco Bandai Holdings, Inc. (a)	449,300	6,474,655
Pentax Corp.	1,240,000	8,689,528
SHIMANO, Inc.	438,400	14,436,883
		29,601,066
Media - 1.0%
cyber communications, Inc. (a)(d)	4,871	15,783,965
Usen Corp. (d)	258,200	4,716,189
		20,500,154
Multiline Retail - 2.2%
Parco Co. Ltd.	551,600	6,330,988
The Daimaru, Inc. (d)	2,701,000	39,326,087
		45,657,075
Specialty Retail - 6.2%
Best Denki Co. Ltd. (d)	1,797,000	8,158,499
Otsuka Kagu Ltd. (d)	841,800	38,809,661
United Arrows Ltd.	147,500	3,782,217
Yamada Denki Co. Ltd.	691,500	75,359,080
		126,109,457
Textiles, Apparel & Luxury Goods - 2.1%
Gunze Ltd.	749,000	5,150,095
Onward Kashiyama Co. Ltd.	980,000	16,540,593
Sanyo Shokai Ltd.	2,466,000	21,741,946
		43,432,634
TOTAL CONSUMER DISCRETIONARY		470,912,611
CONSUMER STAPLES - 4.7%
Food & Staples Retailing - 3.5%
Aeon Co. Ltd.	843,400	20,997,050
Seven & I Holdings Co. Ltd.	1,277,300	49,465,582
		70,462,632

	Shares	Value (Note 1)
Household Products - 0.9%
Uni-Charm Corp.	333,900	$19,147,021
Personal Products - 0.3%
Fancl Corp.	290,700	5,386,406
TOTAL CONSUMER STAPLES		94,996,059
ENERGY - 6.1%
Oil, Gas & Consumable Fuels - 6.1%
Inpex Holdings, Inc.	7,708	70,395,787
Nippon Mining Holdings, Inc.	2,760,000	25,521,669
Nippon Oil Corp.	3,558,000	28,151,553
		124,069,009
FINANCIALS - 19.8%
Capital Markets - 3.7%
Daiwa Securities Group, Inc.	1,455,000	20,175,149
Nikko Cordial Corp.	348,500	5,640,268
Nomura Holdings, Inc.	746,500	16,930,621
Shinko Securities Co. Ltd.	4,844,000	25,735,412
SMBC Friend Securities Co. Ltd.	718,500	6,543,004
		75,024,454
Commercial Banks - 9.9%
Juroku Bank Ltd.	656,000	4,395,416
Mizuho Financial Group, Inc.	11,308	96,422,113
Sumitomo Mitsui Financial Group, Inc.	7,402	81,251,375
The Keiyo Bank Ltd.	1,656,000	10,732,189
Tokyo Tomin Bank Ltd. (d)	155,500	7,769,879
		200,570,972
Consumer Finance - 2.2%
Credit Saison Co. Ltd.	76,200	3,994,854
Nissin Co. Ltd. (d)	8,525,700	8,160,714
ORIX Corp.	107,620	32,321,441
		44,477,009
Real Estate - 4.0%
Mitsubishi Estate Co. Ltd.	1,158,000	25,320,923
Mitsui Fudosan Co. Ltd.	874,000	19,571,461
Sumitomo Realty & Development Co. Ltd.	1,375,000	36,465,424
		81,357,808
TOTAL FINANCIALS		401,430,243
HEALTH CARE - 1.6%
Health Care Equipment & Supplies - 1.5%
Hogy Medical Co.	166,000	8,775,588
Nikkiso Co. Ltd. (d)	1,384,000	13,879,500
Terumo Corp.	217,900	7,807,087
		30,462,175
Pharmaceuticals - 0.1%
Astellas Pharma, Inc.	24,800	1,034,468
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
Daiichi Sankyo Co. Ltd. (a)	37,000	$953,633
Takeda Pharamaceutical Co. Ltd.	16,000	977,914
		2,966,015
TOTAL HEALTH CARE		33,428,190
INDUSTRIALS - 15.5%
Building Products - 0.0%
Toto Ltd. (d)	29,000	301,778
Construction & Engineering - 2.4%
Chiyoda Corp.	59,000	1,326,367
JGC Corp.	2,467,000	43,219,892
Meisei Industrial Co. Ltd. (a)	561,000	4,088,957
		48,635,216
Electrical Equipment - 1.9%
Fujikura Ltd.	393,000	4,545,168
Furukawa Electric Co. Ltd. (a)	1,601,000	12,779,882
Hitachi Cable Ltd. (d)	3,860,000	21,049,924
		38,374,974
Industrial Conglomerates - 0.3%
Rasa Industries Ltd. (d)	1,354,000	5,731,091
Machinery - 9.6%
Ebara Corp. (d)	7,809,000	44,711,027
Iseki & Co. Ltd. (d)	5,912,000	25,439,123
JTEKT Corp. (d)	1,445,500	31,163,140
Kawasaki Heavy Industries Ltd. (d)	5,659,000	20,523,970
Komatsu Ltd.	310,000	6,628,760
Mitsui Engineering & Shipbuilding Co.	16,679,000	53,314,215
Miura Co. Ltd.	83,800	2,207,684
Nabtesco Corp.	921,000	11,670,718
		195,658,637
Road & Rail - 1.0%
Tokyu Corp.	2,862,000	20,181,656
Transportation Infrastructure - 0.3%
Mitsui-Soko Co. Ltd. (d)	942,000	5,525,849
TOTAL INDUSTRIALS		314,409,201
INFORMATION TECHNOLOGY - 12.3%
Computers & Peripherals - 2.5%
Fujitsu Ltd.	2,819,000	23,492,699
NEC Corp.	3,798,000	26,581,832
		50,074,531
Electronic Equipment & Instruments - 7.2%
Hoya Corp.	26,100	1,056,606
Ibiden Co. Ltd.	236,600	11,240,448
Nidec Corp.	129,300	9,969,300
Nihon Dempa Kogyo Co. Ltd.	196,500	8,403,557
Nippon Electric Glass Co. Ltd.	96,000	2,166,586

	Shares	Value (Note 1)
Omron Corp.	387,700	$10,826,661
Yamatake Corp.	1,221,400	32,070,131
Yaskawa Electric Corp. (a)(d)	5,722,000	70,397,561
Yokogawa Electric Corp.	29,900	473,674
		146,604,524
Internet Software & Services - 1.3%
eAccess Ltd. (d)	7,270	5,017,976
Telewave, Inc. (d)	3,310	9,592,097
Yahoo! Japan Corp.	20,576	11,997,773
		26,607,846
Office Electronics - 0.0%
Canon, Inc.	13,000	985,400
Software - 1.3%
Nintendo Co. Ltd.	172,700	25,781,779
TOTAL INFORMATION TECHNOLOGY		250,054,080
MATERIALS - 14.2%
Chemicals - 7.2%
Asahi Kasei Corp.	5,689,000	42,064,879
JSR Corp.	128,900	3,973,120
Mitsubishi Gas Chemical Co., Inc.	3,814,000	50,674,706
Nitto Denko Corp.	42,800	3,589,374
Toho Tenax Co. Ltd. (a)(d)	2,256,000	20,980,058
Tokuyama Corp. (d)	1,522,000	25,113,836
		146,395,973
Metals & Mining - 7.0%
Sumitomo Light Metal Industries Ltd. (d)	3,215,000	8,074,556
Sumitomo Metal Industries Ltd.	16,141,000	68,036,709
Sumitomo Metal Mining Co. Ltd.	4,490,000	65,255,326
		141,366,591
TOTAL MATERIALS		287,762,564
TOTAL COMMON STOCKS (Cost $1,578,140,387)		1,977,061,957
Money Market Funds - 9.5%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 4.8% (b)	2,638,009	$2,638,009
Fidelity Securities Lending Cash Central Fund, 4.83% (b)(c)	189,376,979	189,376,979
TOTAL MONEY MARKET FUNDS (Cost $192,014,988)		192,014,988
TOTAL INVESTMENT PORTFOLIO - 106.9% (Cost $1,770,155,375)		2,169,076,945
NET OTHER ASSETS - (6.9)%		(140,467,094)
NET ASSETS - 100%		$2,028,609,851
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$840,630
Fidelity Securities Lending Cash Central Fund	1,511,662
Total	$2,352,292
Income Tax Information
At October 31, 2005, the fund had a capital loss carryforward of approximately $37,999,714 of which $25,588,401 and $12,411,313 will expire on October 31, 2010 and 2011, respectively.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Japan

Financial Statements

Statement of Assets and Liabilities

April 30, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $177,508,549) - See accompanying schedule: Unaffiliated issuers (cost $1,578,140,387)	$1,977,061,957
Affiliated Central Funds (cost $192,014,988)	192,014,988
Total Investments (cost $1,770,155,375)		$2,169,076,945
Receivable for investments sold		47,154,471
Receivable for fund shares sold		4,159,248
Dividends receivable		9,839,705
Interest receivable		123,425
Prepaid expenses		2,163
Other affiliated receivables		6,411
Other receivables		374,617
Total assets		2,230,736,985

Liabilities
Payable for investments purchased	$6,477,098
Payable for fund shares redeemed	4,360,440
Accrued management fee	1,314,624
Other affiliated payables	424,115
Other payables and accrued expenses	173,878
Collateral on securities loaned, at value	189,376,979
Total liabilities		202,127,134

Net Assets		$2,028,609,851
Net Assets consist of:
Paid in capital		$1,537,150,750
Undistributed net investment income		3,088,734
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		89,286,408
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		399,083,959
Net Assets, for 107,063,269 shares outstanding		$2,028,609,851
Net Asset Value, offering price and redemption price per share ($2,028,609,851 ÷ 107,063,269 shares)		$18.95

Statement of Operations

Six months ended April 30, 2006 (Unaudited)

Investment Income
Dividends		$11,004,912
Interest		26
Income from affiliated Central Funds (including $1,511,662 from security lending)		2,352,292
		13,357,230
Less foreign taxes withheld		(778,697)
Total income		12,578,533

Expenses
Management fee Basic fee	$6,255,844
Performance adjustment	559,026
Transfer agent fees	1,882,546
Accounting and security lending fees	393,218
Independent trustees' compensation	3,205
Custodian fees and expenses	238,122
Registration fees	162,426
Audit	36,222
Legal	3,733
Interest	782
Miscellaneous	4,618
Total expenses before reductions	9,539,742
Expense reductions	(173,209)	9,366,533
Net investment income (loss)		3,212,000
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	127,013,545
Foreign currency transactions	845,916
Total net realized gain (loss)		127,859,461
Change in net unrealized appreciation (depreciation) on: Investment securities	204,947,634
Assets and liabilities in foreign currencies	269,270
Total change in net unrealized appreciation (depreciation)		205,216,904
Net gain (loss)		333,076,365
Net increase (decrease) in net assets resulting from operations		$336,288,365

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Japan
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2006 (Unaudited)	Year ended October 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,212,000	$1,532,783
Net realized gain (loss)	127,859,461	36,054,734
Change in net unrealized appreciation (depreciation)	205,216,904	163,943,488
Net increase (decrease) in net assets resulting from operations	336,288,365	201,531,005
Distributions to shareholders from net investment income	(1,655,031)	-
Distributions to shareholders from net realized gain	(827,515)	-
Total distributions	(2,482,546)	-
Share transactions Proceeds from sales of shares	1,023,382,518	367,814,312
Reinvestment of distributions	2,233,026	-
Cost of shares redeemed	(407,788,633)	(141,878,515)
Net increase (decrease) in net assets resulting from share transactions	617,826,911	225,935,797
Redemption fees	1,831,677	225,720
Total increase (decrease) in net assets	953,464,407	427,692,522

Net Assets
Beginning of period	1,075,145,444	647,452,922
End of period (including undistributed net investment income of $3,088,734 and undistributed net investment income of $1,531,765, respectively)	$2,028,609,851	$1,075,145,444
Other Information Shares
Sold	57,938,873	27,168,421
Issued in reinvestment of distributions	136,493	-
Redeemed	(22,702,548)	(11,129,707)
Net increase (decrease)	35,372,818	16,038,714

Financial Highlights

	Six months ended April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$15.00	$11.63	$11.19	$8.25	$9.67	$20.43
Income from Investment Operations
Net investment income (loss) E	.03	.03	(.01)	- G	(.07)	(.07)
Net realized and unrealized gain (loss)	3.93	3.34	.45	2.93	(1.37)	(6.64)
Total from investment operations	3.96	3.37	.44	2.93	(1.44)	(6.71)
Distributions from net investment income	(.02)	-	(.01)	-	-	-
Distributions from net realized gain	(.01)	-	-	-	-	(4.07)
Total distributions	(.03)	-	(.01)	-	-	(4.07)
Redemption fees added to paid in capital E	.02	- G	.01	.01	.02	.02
Net asset value, end of period	$18.95	$15.00	$11.63	$11.19	$8.25	$9.67
Total Return B, C, D	26.56%	28.98%	4.03%	35.64%	(14.68)%	(40.35)%
Ratios to Average Net Assets F
Expenses before reductions	1.10% A	1.03%	1.04%	1.03%	1.50%	1.42%
Expenses net of fee waivers, if any	1.10% A	1.03%	1.04%	1.03%	1.50%	1.42%
Expenses net of all reductions	1.08% A	1.02%	1.04%	1.03%	1.50%	1.40%
Net investment income (loss)	.37% A	.20%	(.04)%	(.04)%	(.77)%	(.57)%
Supplemental Data
Net assets, end of period (000 omitted)	$2,028,610	$1,075,145	$647,453	$529,352	$283,293	$322,936
Portfolio turnover rate	66% A	74%	99%	86%	66%	75%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. G Amount represents less than $.01 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Japan Smaller Companies

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2006
Japan	97.9%
United States of America	2.1%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2005
Japan	96.3%
United States of America	3.7%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.9	96.3
Short-Term Investments and Net Other Assets	2.1	3.7
Top Ten Stocks as of April 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Hitachi Construction Machinery Co. Ltd. (Machinery)	2.3	0.1
Meiko Electronics Co. Ltd. (Electronic Equipment & Instruments)	2.2	1.1
Yamada Denki Co. Ltd. (Specialty Retail)	1.8	1.7
Sumitomo Heavy Industries Ltd. (Machinery)	1.8	0.5
Konica Minolta Holdings, Inc. (Office Electronics)	1.7	0.0
Nippon Electric Glass Co. Ltd. (Electronic Equipment & Instruments)	1.7	1.7
Yokogawa Electric Corp. (Electronic Equipment & Instruments)	1.6	0.5
Elpida Memory, Inc. (Semiconductors & Semiconductor Equipment)	1.6	0.0
Zensho Co. Ltd. (Hotels, Restaurants & Leisure)	1.5	0.4
Sumco Corp. (Semiconductors & Semiconductor Equipment)	1.5	0.0
	17.7
Market Sectors as of April 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	26.7	22.5
Industrials	24.6	21.0
Information Technology	24.5	23.1
Materials	9.6	9.6
Financials	7.0	11.4
Consumer Staples	2.6	3.5
Health Care	2.5	3.0
Telecommunication Services	0.4	0.4
Energy	0.0	1.8

Semiannual Report

Japan Smaller Companies

Investments April 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 26.7%
Auto Components - 5.8%
Aisin Seiki Co. Ltd.	619,400	$23,280,194
Alpha Corp. (d)	71,900	3,523,179
Daido Metal Co. Ltd. (d)	780,000	6,740,022
Fine Sinter Co. Ltd.	461,000	2,599,008
Fuji Kiko Co. Ltd. (d)	978,000	3,504,053
NGK Spark Plug Co. Ltd.	1,180,000	25,905,599
NHK Spring Co. Ltd. (d)	2,143,000	24,840,923
Nippon Seiki Co. Ltd.	230,000	4,998,902
Nissin Kogyo Co. Ltd.	178,000	3,735,851
NOK Corp.	441,000	13,399,430
Teikoku Piston Ring Co. Ltd. (d)	192,600	3,105,279
		115,632,440
Automobiles - 0.1%
Yachiyo Industry Co. Ltd.	92,600	2,520,834
Diversified Consumer Services - 1.4%
Best Bridal, Inc.	974	7,099,188
Take & Give Needs Co. Ltd. (a)(d)	13,042	19,813,533
		26,912,721
Hotels, Restaurants & Leisure - 4.4%
H.I.S. Co. Ltd. (d)	244,200	7,720,044
Plenus Co. Ltd.	84,300	3,131,407
Resorttrust, Inc.	155,800	5,376,896
Rex Holdings Co. Ltd. (d)	9,104	29,980,242
Round One Corp. (d)	2,492	11,554,565
Zensho Co. Ltd. (d)	937,254	30,453,040
		88,216,194
Household Durables - 3.6%
Hitachi Koki Co. Ltd.	1,470,000	26,011,417
Makita Corp.	611,000	18,135,500
Sohken Homes Co. Ltd.	1,152	2,255,947
Token Corp. (d)	394,700	25,752,985
		72,155,849
Internet & Catalog Retail - 0.1%
Felissimo Corp.	22,400	684,540
Prime Network, Inc. (d)	1,918	1,475,449
		2,159,989
Leisure Equipment & Products - 0.3%
Endo Manufacturing Co. Ltd.	332,000	4,892,171
Sega Toys Ltd. (a)(d)	50,000	743,798
		5,635,969
Media - 3.2%
Avex Group Holdings, Inc. (d)	128,700	3,842,635
cyber communications, Inc. (a)(d)	1,126	3,648,685
CyberAgent, Inc. (d)	9,122	18,904,870
Opt, Inc. (a)(d)	3,029	15,480,817
Toei Co. Ltd.	1,581,000	13,369,950

	Shares	Value (Note 1)
Usen Corp. (d)	388,580	$7,097,663
Zenrin Co. Ltd. (d)	38,100	1,030,498
		63,375,118
Multiline Retail - 0.8%
Daiei, Inc. (a)(d)	514,450	15,360,088
Specialty Retail - 6.6%
Alpen Co. Ltd.	417,900	16,991,237
Culture Convenience Club Co. Ltd. (d)	701,800	8,831,433
Hikari Tsushin, Inc.	267,800	16,555,979
I.K Co. Ltd.	79	430,121
Komehyo Co. Ltd.	28,200	462,344
Meganesuper Co. Ltd.	269,300	3,559,135
Nishimatsuya Chain Co. Ltd.	925,100	20,756,361
USS Co. Ltd.	353,430	26,443,238
WonderCorp (d)	142	578,599
Yamada Denki Co. Ltd.	331,600	36,137,485
		130,745,932
Textiles, Apparel & Luxury Goods - 0.4%
Seiren Co. Ltd. (d)	510,000	8,164,479
TOTAL CONSUMER DISCRETIONARY		530,879,613
CONSUMER STAPLES - 2.6%
Food & Staples Retailing - 1.7%
Cosmos Pharmaceutical Corp. (d)	384,200	10,627,706
Daikokutenbussan Co. Ltd.	87,100	2,244,905
Kirindo Co. Ltd.	110,500	1,635,060
Valor Co. Ltd.	992,400	20,218,380
		34,726,051
Food Products - 0.7%
Frente Co. Ltd.	180,000	3,762,020
Hokuto Corp. (d)	309,200	5,305,614
Kibun Food Chemifa Co. Ltd. (d)	236,100	4,416,185
		13,483,819
Personal Products - 0.2%
Fancl Corp.	181,800	3,368,588
TOTAL CONSUMER STAPLES		51,578,458
FINANCIALS - 7.0%
Capital Markets - 0.9%
FinTech Global, Inc. (d)	1,844	11,416,202
SMBC Friend Securities Co. Ltd.	808,500	7,362,586
		18,778,788
Commercial Banks - 4.3%
Bank of Yokohama Ltd.	1,342,000	10,523,873
Chiba Bank Ltd.	1,332,000	12,059,645
Hachijuni Bank Ltd.	518,000	4,184,940
Higashi-Nippon Bank Ltd.	180,000	943,666
Hiroshima Bank Ltd.	1,062,000	6,798,665
Hokuhoku Financial Group, Inc.	2,197,000	8,951,992
Joyo Bank Ltd.	643,000	4,313,958
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
Juroku Bank Ltd.	1,061,000	$7,109,050
Kansai Urban Banking Corp. (d)	821,000	3,871,587
Kyushu-Shinwa Holdings, Inc. (a)	22,000	47,333
The Keiyo Bank Ltd.	1,738,000	11,263,614
Tokyo Tomin Bank Ltd. (d)	294,100	14,695,316
		84,763,639
Real Estate - 1.8%
Heiwa Real Estate Co. Ltd. (d)	1,106,500	7,967,772
NTT Urban Development Co.	306	2,512,492
Sumitomo Realty & Development Co. Ltd.	918,000	24,345,643
Tokyu Community Corp.	19,000	587,311
		35,413,218
TOTAL FINANCIALS		138,955,645
HEALTH CARE - 2.5%
Health Care Equipment & Supplies - 2.2%
Asahi Intecc Co. Ltd. (d)	81,200	2,388,760
Hogy Medical Co.	500,900	26,480,071
Nakanishi, Inc.	37,500	4,040,615
Sysmex Corp.	248,100	11,133,181
		44,042,627
Health Care Providers & Services - 0.3%
I'rom Co. Ltd. (d)	100	56,465
Soiken, Inc. (d)	177	491,170
Tokai Corp.	235,300	3,977,629
		4,525,264
TOTAL HEALTH CARE		48,567,891
INDUSTRIALS - 24.6%
Air Freight & Logistics - 1.4%
I-LOGISTICS Corp.	35,000	136,773
Kintetsu World Express, Inc.	240,500	5,924,062
SBS Co. Ltd. (d)	3,134	13,347,882
Yusen Air & Sea Service Co. Ltd.	292,300	7,905,897
		27,314,614
Building Products - 0.6%
Comany, Inc.	316,100	4,913,256
Nitto Boseki Co. Ltd.	794,000	3,109,761
Wavelock Holdings Co. Ltd. (d)	365,100	3,433,784
		11,456,801
Commercial Services & Supplies - 4.6%
ARRK Corp.	552,300	19,836,725
Career Design Center Co. Ltd. (e)	3,502	13,039,280
Certo Corp.	74,300	2,805,620
Gakujo Co. Ltd. (d)	300,900	12,419,144
Intelligence Ltd. (d)	4,159	12,308,084
Relo Holdings Corp.	236,600	4,529,423

	Shares	Value (Note 1)
TFP Consulting Group Co. Ltd. (d)	1,490	$5,377,739
Toppan Printing Co. Ltd.	1,629,000	21,758,148
		92,074,163
Construction & Engineering - 2.0%
Chiyoda Corp. (d)	453,000	10,183,798
COMSYS Holdings Corp.	897,000	12,028,268
JGC Corp.	416,000	7,287,991
Kyowa Exeo Corp. (d)	826,000	10,314,573
		39,814,630
Electrical Equipment - 2.7%
Chiyoda Integre Co. Ltd.	254,200	7,835,276
Cosel Co. Ltd.	51,400	2,396,786
Endo Lighting Corp.	507,000	6,010,538
Furukawa Electric Co. Ltd. (a)	2,653,000	21,177,406
Iwabuchi Corp.	241,000	1,947,047
NEOMAX Co. Ltd. (d)	127,000	3,646,894
Sansha Electric Manufacturing Co. Ltd.	96,000	872,536
Sumitomo Wiring Systems Ltd.	347,000	10,482,371
		54,368,854
Machinery - 10.3%
Daifuku Co. Ltd. (d)	236,000	3,834,029
Fuji Seiko Ltd.	51,000	398,595
Hitachi Construction Machinery Co. Ltd.	1,670,400	45,619,703
Ishikawajima-Harima Heavy Industries Co. Ltd. (a)	1,853,000	6,606,525
JTEKT Corp.	801,100	17,270,696
Micron Machinery Co. Ltd.	52,300	2,870,472
NGK Insulators Ltd.	868,000	12,432,123
Nihon Trim Co. Ltd. (d)	58,200	2,841,642
Nippon Filcon Co. Ltd. (d)	82,100	1,694,270
Nitta Corp.	390,900	6,934,077
NTN Corp.	1,887,000	15,576,554
Obara Corp. (d)	53,250	1,996,729
OSG Corp.	980,700	20,798,161
Sumitomo Heavy Industries Ltd.	3,428,000	36,123,821
THK Co. Ltd.	856,100	27,966,561
Tocalo Co. Ltd.	51,100	1,898,160
		204,862,118
Road & Rail - 1.0%
Hamakyorex Co. Ltd. (d)	215,500	7,853,568
Ichinen Co. Ltd.	930,600	8,907,610
Zero Co. Ltd.	131,500	2,829,199
		19,590,377
Trading Companies & Distributors - 2.0%
Itochu Corp.	2,554,000	23,190,657
Marubeni Corp.	2,406,000	13,860,251
Meiji Electric Industries Co. Ltd.	34,300	1,536,158
		38,587,066
TOTAL INDUSTRIALS		488,068,623
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - 24.5%
Communications Equipment - 0.1%
Allied Telesis Holdings KK (a)(d)	383,600	$1,451,869
Electronic Equipment & Instruments - 13.1%
A&D Co. Ltd.	287,300	6,319,969
Excel Co. Ltd.	157,500	4,218,441
Forval Corp. (d)	375,300	2,653,054
Hamamatsu Photonics KK (d)	538,100	16,822,271
Hioki EE Corp.	34,800	1,326,296
Honda Tsushin Kogyo Co. Ltd.	267,000	2,930,845
Ibiden Co. Ltd.	393,600	18,699,241
KAGA ELECTRONICS Co. Ltd.	374,000	9,770,802
Meiko Electronics Co. Ltd. (d)	582,500	44,502,746
Murata Manufacturing Co. Ltd.	387,500	28,209,661
Nagano Keiki Co. Ltd.	284,700	4,382,693
Nippon Electric Glass Co. Ltd.	1,516,000	34,214,008
Optoelectronics Co. Ltd.	152,500	5,490,670
Sankyo Seiki Manufacturing Co. Ltd. (d)	598,000	7,325,664
Shibaura Electronics Co. Ltd.	98,000	1,384,694
Shizuki Electric Co., Inc.	96,000	455,236
SK-Electronics Co. Ltd. (d)	1,992	6,787,232
Star Micronics Co. Ltd.	469,000	10,131,636
Sunx Ltd.	764,900	20,151,043
Tietech Co. Ltd. (d)	195,100	2,227,267
Yokogawa Electric Corp.	2,017,500	31,961,099
		259,964,568
Internet Software & Services - 2.0%
Excite Japan Co. Ltd. (d)	1,024	7,292,769
Index Corp. (d)	2,649	3,559,140
Sammy NetWorks Co. Ltd. (d)	954	7,204,742
Telewave, Inc. (d)	7,360	21,328,651
		39,385,302
IT Services - 1.4%
Argo Graphics, Inc. (d)	67,200	2,041,818
CAC Corp.	55,100	640,636
Hitachi Systems & Services Ltd.	80,900	2,088,659
Inet Corp.	48,500	450,182
Otsuka Corp. (d)	188,600	22,673,406
		27,894,701
Office Electronics - 2.1%
Canon Finetech, Inc.	425,400	8,423,948
Konica Minolta Holdings, Inc.	2,604,500	34,307,356
		42,731,304
Semiconductors & Semiconductor Equipment - 4.5%
Elpida Memory, Inc. (a)(d)	685,400	31,418,556
Micronics Japan Co. Ltd. (d)	294,600	13,349,164

	Shares	Value (Note 1)
Shinko Electric Industries Co.Ltd.	172,000	$4,712,536
Sumco Corp.	503,600	30,116,497
Ulvac, Inc.	154,400	6,711,570
Yamaichi Electronics Co. Ltd. (d)	277,800	3,661,715
		89,970,038
Software - 1.3%
Access Co. Ltd.	1,060	2,280,571
Alpha Systems, Inc. (d)	103,100	3,078,288
Cybernet Systems Co. Ltd.	2,684	2,828,365
KOEI Co. Ltd. (d)	471,700	8,823,017
VIC Tokai Corp. (d)	429,900	5,776,044
Zentek Technology Japan, Inc. (a)	479	3,020,171
		25,806,456
TOTAL INFORMATION TECHNOLOGY		487,204,238
MATERIALS - 9.6%
Chemicals - 6.0%
C. Uyemura & Co. Ltd.	311,000	15,812,866
Ebara-Udylite Co. Ltd.	114,200	5,615,983
Hitachi Chemical Co. Ltd.	730,600	21,300,479
Japan Carlit Co. Ltd.	178,000	2,032,053
Lintec Corp.	844,700	21,400,304
Mitsubishi Rayon Co. Ltd.	1,012,000	9,322,398
Nippon Parkerizing Co. Ltd.	56,000	1,015,499
Osaka Organic Chemical Industry Ltd.	360,300	2,939,352
Soken Chemical & Engineer Co. Ltd. (d)	69,400	2,803,425
Taiyo Kagaku (d)	343,400	4,571,630
Tohcello Co. Ltd. (d)	753,500	7,708,694
Tokuyama Corp.	302,000	4,983,166
Zeon Corp.	1,466,000	19,915,715
		119,421,564
Construction Materials - 0.4%
Taiheiyo Cement Corp.	1,708,000	8,309,392
Containers & Packaging - 0.3%
Fuji Seal International, Inc. (d)	169,900	5,072,755
Metals & Mining - 2.9%
Aichi Steel Corp. (d)	2,271,000	19,743,491
Daido Steel Co. Ltd.	2,472,000	22,684,874
Furukawa-Sky Aluminium Corp.	740,000	3,769,045
Sumitomo Metal Mining Co. Ltd.	749,000	10,885,577
		57,082,987
TOTAL MATERIALS		189,886,698
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
Mitsui & Associates Telepark Corp. (d)	2,570	7,718,463
TOTAL COMMON STOCKS (Cost $1,421,173,790)		1,942,859,629
Money Market Funds - 12.7%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 4.8% (b)	22,374,898	$22,374,898
Fidelity Securities Lending Cash Central Fund, 4.83% (b)(c)	230,419,960	230,419,960
TOTAL MONEY MARKET FUNDS (Cost $252,794,858)		252,794,858
TOTAL INVESTMENT PORTFOLIO - 110.6% (Cost $1,673,968,648)		2,195,654,487
NET OTHER ASSETS - (10.6)%		(210,575,458)
NET ASSETS - 100%		$1,985,079,029
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security is on loan at period end.
(e)Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$1,535,326
Fidelity Securities Lending Cash Central Fund	2,887,247
Total	$4,422,573
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Career Design Center Co. Ltd.	$3,884,084	$4,478,113	$591,586	$-	$13,039,280

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Japan Smaller Companies

Financial Statements

Statement of Assets and Liabilities

April 30, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $218,883,535) - See accompanying schedule: Unaffiliated issuers (cost $1,411,492,941)	$1,929,820,349
Affiliated Central Funds (cost $252,794,858)	252,794,858
Other affiliated issuers (cost $9,680,849)	13,039,280
Total Investments (cost $1,673,968,648)		$2,195,654,487
Receivable for investments sold		36,423,834
Receivable for fund shares sold		614,995
Dividends receivable		6,797,413
Interest receivable		140,189
Prepaid expenses		3,620
Other affiliated receivables		2,456
Other receivables		493,768
Total assets		2,240,130,762

Liabilities
Payable to custodian bank	$4,679,973
Payable for investments purchased	13,035,859
Payable for fund shares redeemed	5,131,655
Accrued management fee	1,232,438
Other affiliated payables	404,627
Other payables and accrued expenses	147,221
Collateral on securities loaned, at value	230,419,960
Total liabilities		255,051,733

Net Assets		$1,985,079,029
Net Assets consist of:
Paid in capital		$1,349,997,841
Undistributed net investment income		2,173,379
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		110,995,353
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		521,912,456
Net Assets, for 123,635,010 shares outstanding		$1,985,079,029
Net Asset Value, offering price and redemption price per share ($1,985,079,029 ÷ 123,635,010 shares)		$16.06

Statement of Operations

Six months ended April 30, 2006 (Unaudited)

Investment Income
Dividends		$7,907,180
Interest		39
Income from affiliated Central Funds (including $2,887,247 from security lending)		4,422,573
		12,329,792
Less foreign taxes withheld		(554,055)
Total income		11,775,737

Expenses
Management fee	$7,002,563
Transfer agent fees	1,875,573
Accounting and security lending fees	445,392
Independent trustees' compensation	3,631
Custodian fees and expenses	306,311
Registration fees	104,815
Audit	32,891
Legal	5,760
Miscellaneous	6,612
Total expenses before reductions	9,783,548
Expense reductions	(181,618)	9,601,930
Net investment income (loss)		2,173,807
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	111,772,090
Other affiliated issuers	(156,601)
Foreign currency transactions	53,559
Total net realized gain (loss)		111,669,048
Change in net unrealized appreciation (depreciation) on: Investment securities	126,392,005
Assets and liabilities in foreign currencies	307,368
Total change in net unrealized appreciation (depreciation)		126,699,373
Net gain (loss)		238,368,421
Net increase (decrease) in net assets resulting from operations		$240,542,228

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Japan Smaller Companies
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2006 (Unaudited)	Year ended October 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,173,807	$2,833,069
Net realized gain (loss)	111,669,048	104,804,644
Change in net unrealized appreciation (depreciation)	126,699,373	160,290,320
Net increase (decrease) in net assets resulting from operations	240,542,228	267,928,033
Distributions to shareholders from net investment income	(2,096,615)	(1,062,984)
Distributions to shareholders from net realized gain	(87,009,291)	(5,323,788)
Total distributions	(89,105,906)	(6,386,772)
Share transactions Proceeds from sales of shares	858,606,192	408,744,851
Reinvestment of distributions	81,250,595	5,778,163
Cost of shares redeemed	(515,389,328)	(549,007,259)
Net increase (decrease) in net assets resulting from share transactions	424,467,459	(134,484,245)
Redemption fees	2,502,315	524,593
Total increase (decrease) in net assets	578,406,096	127,581,609

Net Assets
Beginning of period	1,406,672,933	1,279,091,324
End of period (including undistributed net investment income of $2,173,379 and undistributed net investment income of $2,487,857, respectively)	$1,985,079,029	$1,406,672,933
Other Information Shares
Sold	52,126,899	31,449,513
Issued in reinvestment of distributions	5,471,421	493,860
Redeemed	(32,674,063)	(43,664,409)
Net increase (decrease)	24,924,257	(11,721,036)

Financial Highlights

	Six months ended April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$14.25	$11.58	$10.35	$6.52	$6.97	$14.25
Income from Investment Operations
Net investment income (loss) E	.02	.03	.01	.01	- G	(.03)
Net realized and unrealized gain (loss)	2.62	2.69	1.20	3.81	(.47)	(2.80)
Total from investment operations	2.64	2.72	1.21	3.82	(.47)	(2.83)
Distributions from net investment income	(.02)	(.01)	(.02)	-	-	-
Distributions from net realized gain	(.83)	(.05)	-	-	-	(4.46)
Total distributions	(.85)	(.06)	(.02)	-	-	(4.46)
Redemption fees added to paid in capital E	.02	.01	.04	.01	.02	.01
Net asset value, end of period	$16.06	$14.25	$11.58	$10.35	$6.52	$6.97
Total Return B, C, D	19.15%	23.69%	12.12%	58.74%	(6.46)%	(25.96)%
Ratios to Average Net Assets F
Expenses before reductions	1.01% A	1.02%	1.04%	1.12%	1.19%	1.21%
Expenses net of fee waivers, if any	1.01% A	1.02%	1.04%	1.12%	1.19%	1.21%
Expenses net of all reductions	.99% A	1.01%	1.04%	1.12%	1.19%	1.19%
Net investment income (loss)	.22% A	.22%	.11%	.19%	(.06)%	(.40)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,985,079	$1,406,673	$1,279,091	$931,728	$408,611	$339,130
Portfolio turnover rate	92% A	65%	57%	43%	50%	52%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. G Amount represents less than $.01 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Latin America

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2006
Brazil	54.3%
Mexico	32.1%
Chile	5.8%
United States of America	4.0%
Canada	2.4%
Peru	0.5%
Cayman Islands	0.4%
Spain	0.4%
Argentina	0.1%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2005
Brazil	52.2%
Mexico	33.7%
United States of America	7.0%
Chile	4.2%
Canada	1.5%
Luxembourg	0.6%
Peru	0.6%
Cayman Islands	0.1%
Argentina	0.1%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	96.8	95.3
Short-Term Investments and Net Other Assets	3.2	4.7
Top Ten Stocks as of April 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
America Movil SA de CV Series L sponsored ADR (Mexico, Wireless Telecommunication Services)	9.2	8.9
Petroleo Brasileiro SA Petrobras (PN) (non-vtg.) (Brazil, Oil, Gas & Consumable Fuels)	5.9	5.8
Cemex SA de CV sponsored ADR (Mexico, Construction Materials)	5.3	5.5
Banco Bradesco SA (PN) (Brazil, Commercial Banks)	4.7	5.1
Petroleo Brasileiro SA Petrobras sponsored ADR (Brazil, Oil, Gas & Consumable Fuels)	4.4	4.3
Banco Itau Holding Financeira SA (Brazil, Commercial Banks)	4.3	4.9
Uniao de Bancos Brasileiros SA (Unibanco) (Brazil, Commercial Banks)	3.9	3.6
Companhia Vale do Rio Doce sponsored ADR (Brazil, Metals & Mining)	3.2	3.5
Companhia Vale do Rio Doce (PN-A) (Brazil, Metals & Mining)	3.2	3.7
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A) (non-vtg.) (Brazil, Metals & Mining)	3.1	2.8
	47.2
Market Sectors as of April 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Materials	31.8	28.8
Telecommunication Services	14.7	16.5
Financials	14.3	13.9
Energy	10.2	10.7
Consumer Staples	8.4	9.4
Consumer Discretionary	6.5	6.6
Industrials	6.1	3.0
Utilities	3.8	4.5
Health Care	0.6	0.5
Information Technology	0.4	0.0

Semiannual Report

Latin America

Investments April 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value (Note 1)
Argentina - 0.1%
Banco Macro Bansud SA sponsored ADR	143,400	$3,322,578
Brazil - 54.3%
AES Tiete SA (PN) (non-vtg.)	381,200,000	10,730,954
Aracruz Celulose SA (PN-B) sponsored ADR (non-vtg.)	747,000	41,144,760
Arcelor Brasil SA	1,029,785	18,947,649
Banco Bradesco SA:
(PN)	1,400,454	53,474,930
(PN) sponsored ADR (non-vtg.)	2,853,500	108,632,745
Banco Itau Holding Financeira SA:
(PN) (non-vtg.)	2,935,840	94,166,329
sponsored ADR (non-vtg.)	1,715,800	54,562,440
Banco Nossa Caixa SA	848,500	19,149,185
Companhia de Bebidas das Americas (AmBev):
(PN) sponsored ADR	933,926	43,240,774
sponsored ADR	74,145	3,036,238
Companhia de Concessoes Rodoviarias	1,011,800	8,852,644
Companhia de Saneamento de Minas Minas Gerais	949,100	9,550,120
Companhia Energetica de Minas Gerais (CEMIG) (PN) sponsored ADR (non-vtg.) (d)	230,500	10,923,395
Companhia Siderurgica Nacional SA (CSN) sponsored ADR (d)	2,765,900	97,387,339
Companhia Vale do Rio Doce:
(PN-A)	228,300	10,184,346
(PN-A) sponsored ADR (non-vtg.)	2,208,900	98,251,872
sponsored ADR	2,155,800	111,066,816
Confab Industrial SA (PN) (non-vtg.)	4,691,522	10,340,681
Cosan SA Industria E Comercio	222,500	17,484,427
CSU Cardsystem SA sponsored ADR (a)(e)	74,667	1,907,742
Diagnosticos Da America SA (a)	777,200	19,848,951
Duratex SA (PN)	788,800	16,894,758
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	788,500	30,617,455
Embratel Participacoes SA sponsored ADR (d)	2,663,200	35,340,664
Empresa Nacional de Comercio Redito e Participacoes SA (PN) (a)	11,465,310	115,367
Energias do Brasil SA	661,800	9,671,730
Gafisa SA (a)	924,300	9,526,446
Gerdau SA	255,825	3,400,376
Gerdau SA sponsored ADR (d)	2,412,045	41,728,379
Klabin Industria de Papel e Celulose (PN) (non-vtg.)	5,136,900	12,971,472
Localiza Rent a Car SA	131,100	2,763,967
Lojas Renner SA	445,800	25,526,162
Natura Cosmeticos SA	808,100	10,276,461
Perdigao SA (ON)	889,000	8,796,287

	Shares	Value (Note 1)
Petroleo Brasileiro SA Petrobras:
(ON)	208,100	$5,086,335
(PN) (non-vtg.)	3,270,280	72,598,022
(PN) sponsored ADR (non-vtg.)	1,466,400	130,348,296
sponsored ADR	1,468,730	145,154,586
Submarino SA	1,006,300	27,242,908
TAM SA:
(PN) (ltd.-vtg.)	1,870,200	48,300,805
(PN) sponsored ADR (ltd. vtg.)	291,700	7,336,255
Tele Norte Leste Participacoes SA	229,700	9,355,295
Tele Norte Leste Participacoes SA sponsored ADR (non-vtg.)	1,546,800	28,120,824
Totvs SA	712,400	13,824,724
Tractebel Energia SA	1,791,400	14,763,814
Uniao de Bancos Brasileiros SA (Unibanco):
unit	215,600	3,419,435
GDR	1,644,000	130,451,400
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A) (non-vtg.)	2,834,200	107,555,649
Votorantim Celulose e Papel SA:
(PN) (non-vtg.)	96,565	1,557,440
sponsored ADR (non-vtg.) (d)	3,780,650	60,830,659
TOTAL BRAZIL		1,856,460,308
Canada - 2.4%
Gerdau AmeriSteel Corp.	5,139,600	54,154,283
Glamis Gold Ltd. (a)	401,200	15,707,088
Meridian Gold, Inc. (a)	390,400	12,707,206
TOTAL CANADA		82,568,577
Cayman Islands - 0.4%
Apex Silver Mines Ltd. (a)(d)	677,500	14,430,750
Chile - 5.8%
Compania Acero del Pacifico SA	3,753,817	53,089,447
Compania de Telecomunicaciones de Chile SA sponsored ADR	1,143,400	10,039,052
Compania Sudamericana de Vapores	5,555,477	7,565,595
Empresa Nacional de Electricidad SA sponsored ADR	824,700	25,013,151
Enersis SA sponsored ADR	1,584,100	19,341,861
Inversiones Aguas Metropolitanas SA ADR (a)(e)	1,216,800	29,568,240
Lan Airlines SA sponsored ADR	1,257,600	47,788,800
Vina Concha y Toro SA sponsored ADR	152,150	4,130,873
TOTAL CHILE		196,537,019
Mexico - 32.1%
Alfa SA de CV Series A	1,728,100	8,693,792
Alsea SA de CV	2,471,800	10,498,574
America Movil SA de CV Series L sponsored ADR	8,497,500	313,642,724
AXTEL SA de CV unit	2,232,376	5,023,262
Cemex SA de CV sponsored ADR	2,701,857	182,429,385
Common Stocks - continued
	Shares	Value (Note 1)
Mexico - continued
Consorcio ARA SA de CV	1,389,800	$7,351,060
Corporacion Geo SA de CV Series B (a)	7,369,300	27,630,505
Fomento Economico Mexicano SA de CV sponsored ADR	971,165	90,201,805
Gruma SA de CV Series B	3,922,800	12,294,034
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	819,400	27,269,632
Grupo Mexico SA de CV Series B	21,001,459	73,580,784
Grupo Modelo SA de CV Series C	2,990,400	11,398,692
Grupo Televisa SA de CV	1,507,400	6,407,889
Grupo Televisa SA de CV (CPO) sponsored ADR	3,711,400	78,681,680
Industrias Penoles SA de CV	2,943,400	26,577,912
Sare Holding SA de CV Series B (a)	7,928,700	9,336,101
Telefonos de Mexico SA de CV Series L sponsored ADR	4,603,500	101,230,965
Urbi, Desarrollos Urbanos, SA de CV (a)	2,452,200	20,059,476
Wal-Mart de Mexico SA de CV Series V	30,448,486	86,812,889
TOTAL MEXICO		1,099,121,161
Peru - 0.5%
Compania de Minas Buenaventura SA sponsored ADR	563,200	17,115,648
Spain - 0.4%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	595,700	13,141,142
United States of America - 0.8%
Southern Copper Corp. (d)	277,600	27,496,280
TOTAL COMMON STOCKS (Cost $2,257,763,633)		3,310,193,463
Money Market Funds - 6.7%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 4.8% (b)	134,502,567	$134,502,567
Fidelity Securities Lending Cash Central Fund, 4.83% (b)(c)	93,442,440	93,442,440
TOTAL MONEY MARKET FUNDS (Cost $227,945,007)		227,945,007
TOTAL INVESTMENT PORTFOLIO - 103.5% (Cost $2,485,708,640)		3,538,138,470
NET OTHER ASSETS - (3.5)%		(118,627,932)
NET ASSETS - 100%		$3,419,510,538
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security is on loan at period end.

(e)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $31,475,982 or 0.9% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$1,882,617
Fidelity Securities Lending Cash Central Fund	782,604
Total	$2,665,221

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Latin America

Financial Statements

Statement of Assets and Liabilities

April 30, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $93,911,740) - See accompanying schedule: Unaffiliated issuers (cost $2,257,763,633)	$3,310,193,463
Affiliated Central Funds (cost $227,945,007)	227,945,007
Total Investments (cost $2,485,708,640)		$3,538,138,470
Cash		1,574,422
Foreign currency held at value (cost $543,931)		545,531
Receivable for investments sold		16,468,446
Receivable for fund shares sold		17,852,555
Dividends receivable		14,831,638
Interest receivable		492,051
Prepaid expenses		2,471
Other affiliated receivables		11,120
Other receivables		299,595
Total assets		3,590,216,299

Liabilities
Payable for investments purchased	$69,831,075
Payable for fund shares redeemed	4,520,322
Accrued management fee	1,901,924
Other affiliated payables	606,874
Other payables and accrued expenses	403,126
Collateral on securities loaned, at value	93,442,440
Total liabilities		170,705,761

Net Assets		$3,419,510,538
Net Assets consist of:
Paid in capital		$2,317,410,932
Undistributed net investment income		26,945,309
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		22,645,207
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,052,509,090
Net Assets, for 84,479,971 shares outstanding		$3,419,510,538
Net Asset Value, offering price and redemption price per share ($3,419,510,538 ÷ 84,479,971 shares)		$40.48

Statement of Operations

Six months ended April 30, 2006 (Unaudited)

Investment Income
Dividends		$48,553,575
Interest		4,727
Income from affiliated Central Funds (including $782,604 from security lending)		2,665,221
		51,223,523
Less foreign taxes withheld		(2,838,065)
Total income		48,385,458

Expenses
Management fee	$8,502,933
Transfer agent fees	2,455,900
Accounting and security lending fees	516,144
Independent trustees' compensation	4,413
Custodian fees and expenses	605,984
Registration fees	296,426
Audit	44,145
Legal	4,646
Miscellaneous	130,335
Total expenses before reductions	12,560,926
Expense reductions	(451,490)	12,109,436
Net investment income (loss)		36,276,022
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	27,244,132
Foreign currency transactions	(887,086)
Total net realized gain (loss)		26,357,046
Change in net unrealized appreciation (depreciation) on: Investment securities	688,999,960
Assets and liabilities in foreign currencies	52,274
Total change in net unrealized appreciation (depreciation)		689,052,234
Net gain (loss)		715,409,280
Net increase (decrease) in net assets resulting from operations		$751,685,302

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Latin America
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2006 (Unaudited)	Year ended October 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$36,276,022	$18,097,464
Net realized gain (loss)	26,357,046	80,919,152
Change in net unrealized appreciation (depreciation)	689,052,234	247,588,239
Net increase (decrease) in net assets resulting from operations	751,685,302	346,604,855
Distributions to shareholders from net investment income	(25,559,500)	(6,575,674)
Distributions to shareholders from net realized gain	(20,858,777)	-
Total distributions	(46,418,277)	(6,575,674)
Share transactions Proceeds from sales of shares	1,723,841,603	1,044,234,301
Reinvestment of distributions	44,620,869	6,298,102
Cost of shares redeemed	(439,651,404)	(365,491,989)
Net increase (decrease) in net assets resulting from share transactions	1,328,811,068	685,040,414
Redemption fees	1,349,687	1,678,494
Total increase (decrease) in net assets	2,035,427,780	1,026,748,089

Net Assets
Beginning of period	1,384,082,758	357,334,669
End of period (including undistributed net investment income of $26,945,309 and undistributed net investment income of $16,852,142, respectively)	$3,419,510,538	$1,384,082,758
Other Information Shares
Sold	48,369,144	42,509,771
Issued in reinvestment of distributions	1,389,115	323,696
Redeemed	(12,350,058)	(15,505,564)
Net increase (decrease)	37,408,201	27,327,903

Financial Highlights

	Six months ended April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$29.40	$18.10	$13.38	$8.92	$10.40	$13.87
Income from Investment Operations
Net investment income (loss) E	.55	.57	.40	.20	.17	.27 F
Net realized and unrealized gain (loss)	11.35	10.98	4.53	4.42	(1.41)	(3.68)
Total from investment operations	11.90	11.55	4.93	4.62	(1.24)	(3.41)
Distributions from net investment income	(.46)	(.30)	(.23)	(.17)	(.25)	(.07)
Distributions from net realized gain	(.38)	-	-	-	-	-
Total distributions	(.84)	(.30)	(.23)	(.17)	(.25)	(.07)
Redemption fees added to paid in capital E	.02	.05	.02	.01	.01	.01
Net asset value, end of period	$40.48	$29.40	$18.10	$13.38	$8.92	$10.40
Total Return B, C, D	41.30%	64.94%	37.47%	52.83%	(12.37)%	(24.61)%
Ratios to Average Net Assets G
Expenses before reductions	1.06% A	1.10%	1.19%	1.31%	1.44%	1.41%
Expenses net of fee waivers, if any	1.06% A	1.10%	1.19%	1.31%	1.44%	1.41%
Expenses net of all reductions	1.02% A	1.04%	1.16%	1.31%	1.41%	1.35%
Net investment income (loss)	3.07% A	2.38%	2.56%	1.89%	1.57%	2.14%
Supplemental Data
Net assets, end of period (000 omitted)	$3,419,511	$1,384,083	$357,335	$219,519	$140,399	$184,457
Portfolio turnover rate	26% A	40%	25%	28%	128%	96%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.07 per share. G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Nordic

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2006
Sweden	45.1%
Norway	24.3%
Finland	15.6%
Denmark	7.1%
United States of America	4.5%
Switzerland	1.3%
United Kingdom	0.7%
Luxembourg	0.6%
Iceland	0.5%
Other	0.3%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2005
Sweden	43.7%
Norway	22.3%
Finland	14.7%
Denmark	9.6%
United Kingdom	4.7%
Switzerland	1.5%
Luxembourg	1.2%
Iceland	1.1%
Estonia	1.0%
Other	0.2%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	95.5	100.2
Short-Term Investments and Net Other Assets	4.5	(0.2)
Top Ten Stocks as of April 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Nokia Corp. (Finland, Communications Equipment)	9.0	9.5
Telefonaktiebolaget LM Ericsson (B Shares) (Sweden, Communications Equipment)	6.7	9.7
Nordea Bank AB (Sweden, Commercial Banks)	4.8	5.3
Norsk Hydro ASA (Norway, Oil, Gas & Consumable Fuels)	4.2	3.1
Danske Bank AS (Denmark, Commercial Banks)	3.8	4.0
Statoil ASA (Norway, Oil, Gas & Consumable Fuels)	3.3	2.3
Svenska Handelsbanken AB (A Shares) (Sweden, Commercial Banks)	3.1	3.0
DnB NOR ASA (Norway, Commercial Banks)	2.8	2.7
Skandinaviska Enskilda Banken AB (A Shares) (Sweden, Commercial Banks)	2.5	2.1
Metso Corp. (Finland, Machinery)	2.4	1.0
	42.6
Market Sectors as of April 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	24.0	12.5
Financials	22.6	24.9
Information Technology	17.4	22.9
Energy	13.6	12.2
Consumer Discretionary	5.9	7.7
Health Care	5.1	13.3
Telecommunication Services	2.1	0.8
Utilities	1.9	1.5
Materials	1.5	0.8
Consumer Staples	1.4	3.6

Semiannual Report

Nordic

Investments April 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value (Note 1)
Denmark - 7.1%
A.P. Moller - Maersk AS Series B	366	$3,144,447
Danske Bank AS	300,120	11,940,542
H. Lundbeck AS (d)	21,800	492,195
Novo Nordisk AS Series B	59,395	3,857,275
Rockwool International AS Series B	5,600	705,576
Vestas Wind Systems AS (a)	78,200	2,122,664
TOTAL DENMARK		22,262,699
Estonia - 0.3%
Tallinna Vesi AS	58,562	1,066,157
Finland - 15.6%
Fortum Oyj	192,800	4,869,787
Kemira Oyj	62,400	1,105,327
Kone Oyj (B Shares)	62,960	2,938,245
Marimekko Oyj	36,500	819,694
Metso Corp.	186,900	7,427,775
Neste Oil Oyj	31,900	1,113,222
Nokia Corp.	1,244,695	28,204,793
Nokian Tyres Ltd.	137,020	2,344,135
TOTAL FINLAND		48,822,978
Iceland - 0.5%
Ossur Hf (a)	932,970	1,378,401
Luxembourg - 0.6%
Oriflame Cosmetics SA unit	29,500	1,116,498
Transcom WorldWide SA Series B (a)	63,500	796,069
TOTAL LUXEMBOURG		1,912,567
Norway - 24.3%
Acta Holding ASA	137,500	620,354
Aker Kvaerner ASA	56,800	5,530,851
Awilco Offshore ASA (a)	442,400	4,146,288
DnB NOR ASA	632,800	8,780,616
Farstad Shipping ASA	55,800	966,706
Havila Shipping ASA	57,300	520,757
Kongsberg Gruppen ASA (a)	3,900	91,775
Norsk Hydro ASA	86,340	13,210,020
Norwegian Air Shuttle AS (a)(d)	208,800	3,744,425
Ocean RIG ASA (a)	327,600	2,605,148
Orkla ASA (A Shares)	109,085	5,744,763
Otrum Electronics ASA (a)	94,000	305,106
Schibsted ASA (B Shares)	74,200	2,179,590
Sevan Marine ASA (a)	225,400	1,646,110
Solstad Offshore ASA	66,200	1,203,285
Statoil ASA	312,754	10,303,655
Steen & Stroem ASA	4,800	218,118
Storebrand ASA (A Shares)	502,300	5,950,842
TANDBERG ASA (d)	214,400	2,183,388

	Shares	Value (Note 1)
TANDBERG Television ASA (a)	83,000	$1,670,291
Telenor ASA	355,200	4,121,653
TOTAL NORWAY		75,743,741
Sweden - 45.1%
AarhusKarlshamn AB (a)	20,400	539,213
ABB Ltd. (Sweden)	245,000	3,512,604
Assa Abloy AB (B Shares) (d)	176,002	3,408,342
Atlas Copco AB (A Shares) (d)	248,100	7,333,254
Elekta AB (B Shares)	139,100	2,296,752
Forenings Sparbanken AB (A Shares) (d)	164,700	4,532,412
Gant Co. AB	26,500	705,850
Getinge AB (B Shares)	66,760	1,156,744
Hennes & Mauritz AB (H&M) (B Shares)	153,990	5,849,046
Hexagon AB (B Shares)	139,625	5,180,081
HIQ International AB	80,000	483,794
Holmen AB (B Shares)	54,100	2,345,301
Investor AB (B Shares)	300,200	5,874,676
Lundin Petroleum AB (a)	85,600	1,180,730
Mekonomen AB	103,700	1,211,959
Modern Times Group AB (MTG) (B Shares) (a)	43,300	2,377,278
NCC AB Series B	26,000	655,433
NeoNet AB (d)	182,000	364,816
Nordea Bank AB	1,166,100	15,015,013
Orexo AB	67,400	1,300,646
Pergo AB (a)(d)	109,500	803,561
rnb Retail & Brands AB	253,250	2,323,079
Saab AB (B Shares)	49,400	1,278,888
Sandvik AB (d)	105,100	6,841,462
Scania AB (B Shares)	66,400	3,090,576
Securitas AB (B Shares)	107,100	2,234,131
Skandinaviska Enskilda Banken AB (A Shares)	310,200	7,819,814
Skanska AB (B Shares)	168,600	2,921,315
SKF AB (B Shares) (d)	229,700	3,948,774
SSAB Swedish Steel AB (A Shares)	25,000	1,474,485
Studsvik AB	1,800	64,089
Svenska Handelsbanken AB (A Shares) (d)	332,516	9,557,265
Swedish Match Co.	165,000	2,477,747
TELE2 AB (B Shares)	187,450	2,375,445
Teleca AB (B Shares) (a)(d)	101,600	617,180
Telefonaktiebolaget LM Ericsson (B Shares)	5,879,200	20,853,523
Uniflex AB	11,580	121,174
Volvo AB (B Shares)	130,000	6,536,658
TOTAL SWEDEN		140,663,110
Switzerland - 1.3%
Nobel Biocare Holding AG (Switzerland)	16,546	4,088,808
United Kingdom - 0.7%
Axis Shield PLC (a)	172,300	1,220,792
Common Stocks - continued
	Shares	Value (Note 1)
United Kingdom - continued
Group 4 Securicor PLC (Denmark)	184,418	$642,495
Unibet Group PLC unit	14,000	361,487
TOTAL UNITED KINGDOM		2,224,774
TOTAL COMMON STOCKS (Cost $223,443,414)		298,163,235
Money Market Funds - 14.0%

Fidelity Cash Central Fund, 4.8% (b)	10,541,370	10,541,370
Fidelity Securities Lending Cash Central Fund, 4.83% (b)(c)	33,270,516	33,270,516
TOTAL MONEY MARKET FUNDS (Cost $43,811,886)		43,811,886
TOTAL INVESTMENT PORTFOLIO - 109.5% (Cost $267,255,300)	341,975,121
NET OTHER ASSETS - (9.5)%	(29,795,375)
NET ASSETS - 100%	$312,179,746
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$114,331
Fidelity Securities Lending Cash Central Fund	311,144
Total	$425,475

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Nordic

Financial Statements

Statement of Assets and Liabilities

April 30, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $31,286,148) - See accompanying schedule: Unaffiliated issuers (cost $223,443,414)	$298,163,235
Affiliated Central Funds (cost $43,811,886)	43,811,886
Total Investments (cost $267,255,300)		$341,975,121
Foreign currency held at value (cost $171,440)		175,789
Receivable for fund shares sold		3,383,963
Dividends receivable		1,232,629
Interest receivable		54,588
Prepaid expenses		513
Other affiliated receivables		35
Other receivables		234,085
Total assets		347,056,723

Liabilities
Payable for investments purchased	$1,221,306
Payable for fund shares redeemed	93,091
Accrued management fee	166,132
Other affiliated payables	63,547
Other payables and accrued expenses	62,385
Collateral on securities loaned, at value	33,270,516
Total liabilities		34,876,977

Net Assets		$312,179,746
Net Assets consist of:
Paid in capital		$230,031,091
Undistributed net investment income		3,052,139
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		4,349,029
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		74,747,487
Net Assets, for 8,492,605 shares outstanding		$312,179,746
Net Asset Value, offering price and redemption price per share ($312,179,746 ÷ 8,492,605 shares)		$36.76

Statement of Operations

Six months ended April 30, 2006 (Unaudited)

Investment Income
Dividends		$4,495,198
Interest		14
Income from affiliated Central Funds (including $311,144 from security lending)		425,475
		4,920,687
Less foreign taxes withheld		(673,655)
Total income		4,247,032

Expenses
Management fee	$758,127
Transfer agent fees	273,149
Accounting and security lending fees	53,759
Independent trustees' compensation	399
Custodian fees and expenses	84,927
Registration fees	22,574
Audit	28,851
Legal	785
Miscellaneous	841
Total expenses before reductions	1,223,412
Expense reductions	(53,607)	1,169,805
Net investment income (loss)		3,077,227
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,576,179
Foreign currency transactions	41,967
Total net realized gain (loss)		5,618,146
Change in net unrealized appreciation (depreciation) on: Investment securities	49,129,327
Assets and liabilities in foreign currencies	28,297
Total change in net unrealized appreciation (depreciation)		49,157,624
Net gain (loss)		54,775,770
Net increase (decrease) in net assets resulting from operations		$57,852,997

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Nordic
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2006 (Unaudited)	Year ended October 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,077,227	$3,127,018
Net realized gain (loss)	5,618,146	22,607,311
Change in net unrealized appreciation (depreciation)	49,157,624	8,539,542
Net increase (decrease) in net assets resulting from operations	57,852,997	34,273,871
Distributions to shareholders from net investment income	(2,048,598)	(1,181,664)
Distributions to shareholders from net realized gain	(14,574,214)	-
Total distributions	(16,622,812)	(1,181,664)
Share transactions Proceeds from sales of shares	110,725,742	95,465,404
Reinvestment of distributions	16,097,675	1,146,167
Cost of shares redeemed	(43,958,702)	(58,327,971)
Net increase (decrease) in net assets resulting from share transactions	82,864,715	38,283,600
Redemption fees	73,586	142,810
Total increase (decrease) in net assets	124,168,486	71,518,617

Net Assets
Beginning of period	188,011,260	116,492,643
End of period (including undistributed net investment income of $3,052,139 and undistributed net investment income of $3,006,975, respectively)	$312,179,746	$188,011,260
Other Information Shares
Sold	3,262,226	3,292,109
Issued in reinvestment of distributions	544,945	43,024
Redeemed	(1,394,770)	(2,021,076)
Net increase (decrease)	2,412,401	1,314,057

Financial Highlights

	Six months ended April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$30.92	$24.44	$19.49	$15.36	$17.31	$27.19
Income from Investment Operations
Net investment income (loss) E	.47	.55	.26	.11	.10	.07
Net realized and unrealized gain (loss)	8.20	6.12	4.80	4.14	(1.99)	(9.71)
Total from investment operations	8.67	6.67	5.06	4.25	(1.89)	(9.64)
Distributions from net investment income	(.35)	(.22)	(.15)	(.12)	(.06)	(.03)
Distributions from net realized gain	(2.49)	-	-	-	-	(.22)
Total distributions	(2.84)	(.22)	(.15)	(.12)	(.06)	(.25)
Redemption fees added to paid in capital E	.01	.03	.04	- H	- H	.01
Net asset value, end of period	$36.76	$30.92	$24.44	$19.49	$15.36	$17.31
Total Return B, C, D	30.32%	27.56%	26.31%	27.87%	(10.97)%	(35.72)%
Ratios to Average Net Assets G
Expenses before reductions	1.16% A	1.17%	1.28%	1.43%	1.35%	1.26%
Expenses net of fee waivers, if any	1.16% A	1.17%	1.28%	1.43%	1.35%	1.26%
Expenses net of all reductions	1.11% A	1.13%	1.24%	1.40%	1.30%	1.20%
Net investment income (loss)	1.46% F	1.89%	1.16%	.67%	.57%	.34%
Supplemental Data
Net assets, end of period (000 omitted)	$312,180	$188,011	$116,493	$81,337	$73,992	$98,434
Portfolio turnover rate	66% A	76%	90%	96%	106%	88%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Ratio has not been annualized because of the uneven rate at which the fund earns dividend income throughout the fiscal year. G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. H Amount represents less than $.01 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Pacific Basin

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2006
Japan	44.0%
Korea (South)	12.7%
Australia	11.1%
Hong Kong	6.1%
China	5.1%
India	4.5%
Taiwan	4.4%
Singapore	3.2%
Cayman Islands	3.2%
Other	5.7%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2005
Japan	46.8%
Korea (South)	12.3%
Australia	10.1%
Hong Kong	6.2%
Taiwan	3.8%
India	3.7%
China	3.7%
Singapore	2.8%
United States of America	2.5%
Other	8.1%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	100.1	97.7
Bonds	0.1	0.0
Short-Term Investments and Net Other Assets	(0.2)	2.3
Top Ten Stocks as of April 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Toyota Motor Corp. (Japan, Automobiles)	2.4	2.8
BHP Billiton Ltd. (Australia, Metals & Mining)	1.8	1.8
Sumitomo Mitsui Financial Group, Inc. (Japan, Commercial Banks)	1.8	1.9
Mizuho Financial Group, Inc. (Japan, Commercial Banks)	1.6	1.1
NHN Corp. (Korea (South), Internet Software & Services)	1.4	1.1
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	1.4	1.1
Financial Technology (India) Ltd. (India, Diversified Financial Services)	1.4	0.3
Esprit Holdings Ltd. (Hong Kong, Specialty Retail)	1.2	1.2
PT Perusahaan Gas Negara Tbk Series B (Indonesia, Gas Utilities)	1.2	0.4
Stanley Electric Co. Ltd. (Japan, Auto Components)	1.1	0.7
	15.3
Market Sectors as of April 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.0	20.8
Consumer Discretionary	20.4	22.0
Information Technology	19.0	18.9
Industrials	15.2	16.2
Materials	7.9	4.9
Consumer Staples	5.7	4.1
Health Care	3.1	4.7
Energy	2.9	2.5
Utilities	2.1	1.1
Telecommunication Services	0.8	2.5

Semiannual Report

Pacific Basin

Investments April 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.1%
	Shares	Value (Note 1)
Australia - 11.1%
Alumina Ltd.	627,900	$3,415,207
AMP Ltd.	487,799	3,338,714
BHP Billiton Ltd.	970,330	22,104,114
Billabong International Ltd.	269,567	3,157,655
Bradken Ltd.	1,155,629	4,924,871
Cochlear Ltd.	52,300	2,097,728
Colorado Group Ltd.	199,900	574,008
Computershare Ltd.	1,939,200	11,608,133
ConnectEast Group unit	4,310,668	3,765,789
CSR Ltd.	2,423,300	7,455,482
Downer EDI Ltd.	837,004	5,519,005
Dyno Nobel Ltd.	205,400	408,804
Herald Resources Ltd. (a)	1,228,400	1,231,763
Macquarie Airports unit	913,221	2,275,429
Macquarie Bank Ltd.	103,898	5,635,325
Macquarie Communications Infrastructure Group unit	557,768	2,330,397
Macquarie Infrastructure Group unit	2,643,148	7,168,087
National Australia Bank Ltd.	429,200	12,257,952
Newcrest Mining Ltd.	297,354	5,150,177
PMP Ltd. (a)	643,900	719,034
QBE Insurance Group Ltd.	290,971	4,946,788
Seek Ltd.	2,234,400	6,738,527
Sonic Healthcare Ltd.	357,799	4,071,594
United Group Ltd.	482,294	4,839,809
Woodside Petroleum Ltd.	117,400	4,173,760
WorleyParsons Ltd. (d)	503,400	7,456,952
TOTAL AUSTRALIA		137,365,104
Bermuda - 0.8%
Asia Aluminum Holdings Ltd. (a)	9,088,000	1,652,726
Ports Design Ltd.	2,393,500	3,781,664
Sinochem Hong Kong Holding Ltd.	11,789,800	5,018,036
TOTAL BERMUDA		10,452,426
Cayman Islands - 3.2%
AAC Acoustic Technology Holdings, Inc.	2,420,000	2,746,701
Foxconn International Holdings Ltd. (a)	1,890,000	4,070,912
FU JI Food & Catering Services Holdings Ltd.	1,060,000	2,214,799
Hutchison Telecommunications International Ltd. (a)	1,796,000	3,161,931
Kingboard Chemical Holdings Ltd.	2,359,400	6,223,122
KongZhong Corp. sponsored ADR (a)	204,800	2,787,328
Norstar Founders Group Ltd.	5,672,000	2,597,036
Prime Success International Group Ltd.	2,490,000	1,653,941
SinoCom Software Group Ltd.	5,974,000	7,242,800
The9 Ltd. sponsored ADR (a)(d)	118,000	3,538,820
Xinao Gas Holdings Ltd.	3,068,000	2,829,273
TOTAL CAYMAN ISLANDS		39,066,663
China - 5.1%
Beijing Media Corp. Ltd. (H Shares)	1,084,000	1,398,114

	Shares	Value (Note 1)
China Life Insurance Co. Ltd. (H Shares)	6,557,000	$8,837,611
China Mengniu Dairy Co. Ltd.	3,206,000	3,659,487
China Sun Bio-chem Technology Group Co. Ltd.	5,852,000	3,128,026
Chitaly Holdings Ltd.	2,700,000	1,096,952
Dalian Port (PDA) Co. Ltd. (H Shares)	124,000	69,171
Focus Media Holding Ltd. ADR	125,400	7,572,906
Global Bio-Chem Technology Group Co. Ltd.	5,722,000	2,988,934
Guangshen Railway Co. Ltd. Class H (a)	6,834,000	2,622,258
Li Ning Co. Ltd.	3,044,000	3,415,681
Macau Success Ltd. (a)	16,700,000	2,261,618
PetroChina Co. Ltd. (H Shares)	10,080,000	11,329,921
Shanghai Prime Machinery Co. Ltd. (H Shares)	276,000	103,233
Shenzhou International Group Holdings Ltd.	3,828,000	1,653,980
Tong Ren Tang Technologies Co. Ltd. (H Shares)	567,000	1,257,839
Vision Grande Group Holdings Ltd.	3,892,000	4,015,838
Weichai Power Co. Ltd. (H Shares)	1,877,000	4,430,256
Yantai Changyu Pioneer Wine Co. (B Shares)	1,135,700	3,748,412
TOTAL CHINA		63,590,237
Hong Kong - 6.1%
Chaoda Modern Agriculture (Holdings) Ltd.	2,774,000	1,932,029
China Overseas Land & Investment Ltd.	6,722,000	4,291,579
China State Construction International Holdings Ltd.	10,980,000	4,531,748
CNOOC Ltd.	6,852,000	5,523,455
Esprit Holdings Ltd.	1,915,000	15,288,780
Giordano International Ltd.	10,184,000	6,009,286
Guangzhou Investment Co. Ltd.	23,638,000	4,725,588
Hanny Holdings Ltd.	2,699,361	1,653,743
Hong Kong & China Gas Co. Ltd.	1,165,000	2,779,784
Hong Kong Land Holdings Ltd.	280,000	1,097,600
IPE Group Ltd.	6,650,000	1,561,013
PYI Corp. Ltd.	14,795,631	6,106,564
Shanghai Industrial Holdings Ltd. Class H	692,000	1,490,514
Shun Tak Holdings Ltd.	3,890,000	4,941,960
SIM Technology Group	4,618,000	2,144,222
Solomon Systech International Ltd.	5,296,000	2,356,571
Television Broadcasts Ltd.	419,000	2,618,311
Tom.com Ltd. (a)	4,784,000	1,073,628
Vtech Holdings Ltd.	628,000	2,984,768
Wharf Holdings Ltd.	660,000	2,647,389
TOTAL HONG KONG		75,758,532
India - 4.5%
Bajaj Auto Ltd.	30,383	1,990,594
Cipla Ltd.	402,940	2,284,822
Financial Technology (India) Ltd.	422,711	17,352,804
Common Stocks - continued
	Shares	Value (Note 1)
India - continued
Geodesic Information Systems Ltd.	748,445	$3,286,324
HCL Infosystems Ltd.	227,933	819,087
Indian Hotels Co. Ltd.	62,127	1,858,967
IVRCL Infrastructures & Projects Ltd.	604,455	3,884,532
Max India Ltd. (a)	218,465	4,146,456
McDowell & Co. Ltd. GDR (a)	112,195	976,457
Pfizer Ltd.	85,600	1,959,840
Praj Industries Ltd.	761,014	3,266,936
Punj Lloyd Ltd.	110,526	2,511,697
Shree Renuka Sugars Ltd.	120,690	3,779,828
State Bank of India	208,783	4,707,289
Suzlon Energy Ltd.	104,027	2,918,432
TOTAL INDIA		55,744,065
Indonesia - 1.8%
Kalbe Farma Tbk PT	9,088,500	1,572,507
PT Mitra Adiperkasa Tbk	29,415,000	3,649,657
PT Perusahaan Gas Negara Tbk Series B	10,528,500	14,860,894
PT Semen Gresik Tbk	559,500	1,745,048
TOTAL INDONESIA		21,828,106
Japan - 44.0%
Access Co. Ltd. (a)(d)	1,222	10,945,686
Aeon Co. Ltd.	188,100	4,682,885
Aida Engineering Ltd.	391,000	2,873,914
Aiful Corp.	49,050	2,929,001
Aisin Seiki Co. Ltd.	101,200	3,803,609
ARRK Corp.	124,600	4,475,205
Aruze Corp.	108,100	2,643,763
Asics Corp. (d)	447,000	5,452,321
Bandai Visual Co. Ltd. (d)	710	2,868,057
Canon Finetech, Inc.	43,500	861,405
Commuture Corp.	234,000	2,426,819
Credit Saison Co. Ltd.	89,800	4,707,846
CyberAgent, Inc. (d)	1,060	2,196,795
Daiei, Inc. (a)(d)	130,200	3,887,421
Daiichi Sankyo Co. Ltd. (a)	260,800	6,721,827
Daikin Industries Ltd.	93,500	3,259,671
Daiwa House Industry Co. Ltd.	56,000	954,520
Dip Corp. (d)	481	726,516
eAccess Ltd. (d)	3,107	2,144,546
East Japan Railway Co.	698	5,449,151
EDION Corp.	95,900	2,320,127
Fuji Television Network, Inc.	1,614	4,011,082
Fujitsu Ltd.	806,000	6,716,962
Hamakyorex Co. Ltd. (d)	173,200	6,312,009
Hamamatsu Photonics KK (d)	123,700	3,867,153
Hitachi Metals Ltd.	210,000	2,345,730
Horiba Ltd.	131,000	4,348,452
Hoya Corp.	117,600	4,760,799
Intelligent Wave, Inc. (d)	1,185	3,007,377
Ise Chemical Corp.	620,000	6,261,252

	Shares	Value (Note 1)
JAFCO Co. Ltd.	37,300	$2,482,845
Japan Logistics Fund, Inc.	801	6,189,945
Japan Tobacco, Inc.	2,076	8,349,577
Jeans Mate Corp.	227,400	2,861,596
JSR Corp.	223,700	6,895,166
Kahma Co. Ltd. (d)	81,700	2,224,105
Kansai Urban Banking Corp. (d)	637,600	3,006,729
Keihanshin Real Estate Co. Ltd.	204,000	1,710,824
Konica Minolta Holdings, Inc.	446,000	5,874,863
Kuraray Co. Ltd.	447,000	5,515,126
Kurita Water Industries Ltd. (d)	125,600	2,558,876
Kyoritsu Maintenance Co. Ltd. (d)	57,300	2,264,325
Lintec Corp.	158,100	4,005,432
Matsushita Electric Industrial Co. Ltd.	386,000	9,345,060
Miraca Holdings, Inc.	114,500	2,654,490
Mitsubishi Corp.	378,400	9,154,705
Mitsubishi Estate Co. Ltd.	381,000	8,330,977
Mitsubishi Gas Chemical Co., Inc.	364,000	4,836,286
Mitsui & Co. Ltd.	526,000	7,949,471
Mizuho Financial Group, Inc.	2,262	19,287,834
Nabtesco Corp.	288,000	3,649,475
Nidec Corp.	39,000	3,006,981
Nikko Cordial Corp.	498,500	8,067,930
Nintendo Co. Ltd.	63,600	9,494,622
Nippon Electric Glass Co. Ltd.	580,000	13,089,792
Nippon Mining Holdings, Inc.	746,000	6,898,248
Nissan Motor Co. Ltd.	584,800	7,698,892
Nissin Co. Ltd. (d)	4,349,400	4,163,202
Nitto Denko Corp.	82,300	6,901,998
Nittoku Engineering Co. Ltd.	140,500	1,494,143
NOK Corp.	150,500	4,572,821
NTT Urban Development Co.	461	3,785,159
Omron Corp.	173,400	4,842,257
Opt, Inc. (a)	604	3,086,964
Organo Corp.	259,000	2,538,257
Oricon, Inc. (d)	584	830,806
ORIX Corp.	42,960	12,902,147
Parco Co. Ltd.	238,900	2,741,974
Rakuten, Inc.	3,171	2,561,862
Riso Kyoiku Co. Ltd.	30,655	3,257,304
SBI Holdings, Inc.	5,193	2,644,953
Seikoh Giken Co. Ltd.	2,000	73,765
SFCG Co. Ltd.	20,530	4,700,041
Showa Denko KK	1,444,000	6,391,008
Sompo Japan Insurance, Inc.	679,000	9,838,420
St. Marc Holdings Co. Ltd.	34,500	2,378,266
Stanley Electric Co. Ltd.	583,300	13,574,051
Sumitomo Electric Industries Ltd.	487,000	7,732,128
Sumitomo Forestry Co. Ltd.	44,000	447,824
Sumitomo Heavy Industries Ltd.	591,000	6,227,882
Sumitomo Metal Industries Ltd.	334,000	1,407,860
Sumitomo Mitsui Financial Group, Inc.	1,975	21,679,474
Sumitomo Realty & Development Co. Ltd.	228,000	6,046,630
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Sysmex Corp.	53,200	$2,387,284
T&D Holdings, Inc.	151,300	11,599,113
Takara Holdings, Inc. (d)	649,000	4,012,259
Takeda Pharamaceutical Co. Ltd.	100,500	6,142,525
Takefuji Corp.	87,810	5,706,204
Teijin Ltd.	775,000	5,315,258
Telewave, Inc.	1,103	3,196,400
Terumo Corp.	126,000	4,514,424
The Nippon Synthetic Chemical Industry Co. Ltd. (d)	263,000	1,226,371
The Sumitomo Warehouse Co. Ltd.	276,000	2,144,984
Toc Co. Ltd.	285,000	1,701,866
Token Corp.	68,000	4,436,795
Tokuyama Corp.	153,000	2,524,584
Tokyo Tomin Bank Ltd. (d)	80,500	4,022,349
Toyota Motor Corp.	516,100	30,225,396
Trend Micro, Inc.	146,500	5,673,458
Tsutsumi Jewelry Co. Ltd.	76,200	3,071,421
Uni-Charm Corp.	38,000	2,179,056
UNY Co. Ltd.	175,000	3,127,333
Urban Corp.	206,300	3,061,664
Usen Corp. (d)	90,030	1,644,456
USS Co. Ltd.	33,060	2,473,512
Valor Co. Ltd.	176,900	3,604,022
Yaskawa Electric Corp. (a)	325,000	3,998,463
Yasuragi Co. Ltd.	46,200	1,480,834
Yokogawa Electric Corp.	224,000	3,548,593
TOTAL JAPAN		545,205,893
Korea (South) - 12.7%
Binggrea Co. Ltd.	38,230	1,822,021
CDNetworks Co. Ltd.	151,670	5,290,722
Cheil Industries, Inc.	108,360	3,935,038
China Lotsynergy Holding Ltd. (a)	6,382,000	1,317,013
Core Logic, Inc.	54,100	2,093,676
Doosan Co. Ltd. (a)	47,970	1,808,126
Doosan Heavy Industries & Construction Co. Ltd.	127,390	4,612,596
Hyundai Engineering & Construction Co. Ltd. (a)	120,890	7,523,983
Hyundai Mipo Dockyard Co. Ltd.	30,660	2,873,715
Hyundai Motor Co.	138,540	12,177,245
INTOPS Co. Ltd.	23,054	650,200
KH Vatec Co. Ltd.	63,933	1,691,278
kiwoom.com Securities Co. Ltd.	84,549	3,357,219
Kookmin Bank	98,640	8,837,494
Korea Investment Holdings Co. Ltd.	59,080	2,530,703
Korean Reinsurance Co.	356,926	4,276,377
Kyeryong Construction Industrial Co. Ltd.	65,110	3,065,138
LG Electronics, Inc.	52,340	4,334,152
LG Household & Health Care Ltd.	51,550	4,115,693

	Shares	Value (Note 1)
Macquarie Korea Infrastructure Fund GDR (e)	258,800	$1,884,064
Neowiz Corp.	26,149	2,927,779
NHN Corp. (a)	50,468	17,925,870
Orion Corp.	36,820	9,642,732
Phoenix PDE Co. Ltd.	708,094	3,164,520
S.M. Entertainment Co. Ltd.	269,538	2,872,139
S1 Corp.	34,900	1,557,854
Samsung Electronics Co. Ltd.	26,100	17,821,560
Samyang Genex Co. Ltd.	14,620	1,302,105
Seoul Semiconductor Co. Ltd.	13,862	624,646
SFA Engineering Corp.	166,976	5,559,082
TSM Tech Co. Ltd.	195,659	3,951,975
Woongjin Coway Co. Ltd.	124,340	3,691,376
Woori Finance Holdings Co. Ltd.	133,280	3,009,982
YBM Sisa.com, Inc.	120,314	3,354,990
Yedang Entertainment Co. Ltd. (a)	208,825	1,882,005
TOTAL KOREA (SOUTH)		157,485,068
Malaysia - 1.4%
Bumiputra-Commerce Holdings BHD	1,191,700	2,071,092
IOI Corp. BHD	1,051,600	4,119,371
Lion Diversified Holdings BHD	1,712,100	2,219,826
PhileoAllied BHD	1,909,400	2,370,290
Southern Bank BHD (For. Reg.)	1,733,400	2,046,607
Tenaga Nasional BHD	1,757,425	4,145,099
TOTAL MALAYSIA		16,972,285
Philippines - 0.5%
Philippine Long Distance Telephone Co.	92,000	3,638,016
Philippine Long Distance Telephone Co. sponsored ADR (d)	66,700	2,651,325
TOTAL PHILIPPINES		6,289,341
Singapore - 3.2%
Ascendas Real Estate Investment Trust (A-REIT)	2,447,550	3,530,009
Citiraya Industries Ltd. (a)	1,791,000	11
Cosco Investment (Singapore) Ltd.	4,272,000	3,864,351
First Engineering Ltd.	1,615,000	1,093,114
GES International Ltd.	2,930,000	1,834,899
HTL International Holdings Ltd.	3,971,250	3,290,848
Keppel Corp. Ltd.	766,000	7,413,607
Mapletree Logistics Trust (REIT)	4,083,000	2,660,271
Mediaring Ltd. (a)	11,819,000	3,626,033
Osim International Ltd.	324,000	370,965
Pertama Holdings Ltd.	10,435,000	2,475,330
Raffles Education Corp. Ltd.	4,076,000	6,445,899
Singapore Exchange Ltd.	949,000	2,581,333
TOTAL SINGAPORE		39,186,670
Taiwan - 4.4%
Chi Mei Optoelectronics Corp.	1,778,000	2,527,183
Chinatrust Financial Holding Co. Ltd.	4,439,000	3,645,139
Common Stocks - continued
	Shares	Value (Note 1)
Taiwan - continued
Chipbond Technology Corp.	1,431,231	$1,906,454
Formosan Rubber Group	6,324,000	3,181,226
Holtek Semiconductor, Inc.	1,098,258	2,199,545
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,079,071	7,322,098
MediaTek, Inc.	286,400	3,343,697
Opto Technology Corp. (a)	6,446,000	3,353,714
Phoenix Precision Technology Corp.	1,477,000	3,365,445
Shin Kong Financial Holding Co. Ltd.	7,690,000	8,194,697
Springsoft, Inc.	1,978,981	3,150,888
Taishin Financial Holdings Co. Ltd.	5,045,000	3,320,535
Taiwan Secom Co.	1,430,260	2,375,847
Tong Yang Industry Co. Ltd.	3,534,000	4,485,896
Tsann Kuen Enterprise Co. Ltd.	1,076,000	1,615,383
TOTAL TAIWAN		53,987,747
Thailand - 1.2%
AAPICO Hitech PCL (For. Reg.)	11,800	8,332
ACL Bank PCL:
NVDR (a)	8,219,800	1,138,901
(For. Reg.) (a)	8,517,800	1,180,191
Bangkok Bank Ltd. PCL (For. Reg.)	1,022,700	3,242,774
Bumrungrad Hospital PCL:
NVDR	675,800	661,755
(For. Reg.)	1,252,400	1,238,635
Khon Kaen Sugar Industry PCL (For. Reg.)	8,372,100	2,520,776
Sino Thai Engineering & Construction PCL (For. Reg.)	10,787,100	2,471,864
Thai Oil PCL (For. Reg.)	992,000	1,784,173
True Corp. PCL (For. Reg.) rights 4/30/08 (a)	206,113	0
TOTAL THAILAND		14,247,401
United States of America - 0.1%
ResMed, Inc. CHESS Depositary Interests (a)	414,302	1,841,138
TOTAL COMMON STOCKS (Cost $945,896,949)		1,239,020,676
Convertible Bonds - 0.1%
	Principal Amount	Value (Note 1)
Bermuda - 0.1%
Noble Group Ltd. 0.9% 4/20/09 (Cost $1,120,500)	$1,000,000	$1,100,000
Money Market Funds - 4.2%
	Shares
Fidelity Cash Central Fund, 4.8% (b)	3,992,053	3,992,053
Fidelity Securities Lending Cash Central Fund, 4.83% (b)(c)	48,391,812	48,391,812
TOTAL MONEY MARKET FUNDS (Cost $52,383,865)		52,383,865
TOTAL INVESTMENT PORTFOLIO - 104.4% (Cost $999,401,314)	1,292,504,541
NET OTHER ASSETS - (4.4)%	(53,902,070)
NET ASSETS - 100%	$1,238,602,471
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security is on loan at period end.

(e)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,884,064 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$324,606
Fidelity Securities Lending Cash Central Fund	395,178
Total	$719,784

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Pacific Basin

Financial Statements

Statement of Assets and Liabilities

April 30, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $45,681,340) - See accompanying schedule: Unaffiliated issuers (cost $947,017,449)	$1,240,120,676
Affiliated Central Funds (cost $52,383,865)	52,383,865
Total Investments (cost $999,401,314)		$1,292,504,541
Foreign currency held at value (cost $367,166)		367,285
Receivable for investments sold		10,527,777
Receivable for fund shares sold		4,338,428
Dividends receivable		3,473,809
Interest receivable		26,893
Prepaid expenses		1,589
Other affiliated receivables		634
Other receivables		276,075
Total assets		1,311,517,031

Liabilities
Payable for investments purchased	$20,586,365
Payable for fund shares redeemed	1,008,162
Accrued management fee	778,611
Other affiliated payables	251,096
Other payables and accrued expenses	1,898,514
Collateral on securities loaned, at value	48,391,812
Total liabilities		72,914,560

Net Assets		$1,238,602,471
Net Assets consist of:
Paid in capital		$906,098,627
Undistributed net investment income		1,777,096
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		39,266,351
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		291,460,397
Net Assets, for 42,864,572 shares outstanding		$1,238,602,471
Net Asset Value, offering price and redemption price per share ($1,238,602,471 ÷ 42,864,572 shares)		$28.90

Statement of Operations

Six months ended April 30, 2006 (Unaudited)

Investment Income
Dividends		$7,170,661
Interest		1,673
Income from affiliated Central Funds (including $395,178 from security lending)		719,784
		7,892,118
Less foreign taxes withheld		(410,577)
Total income		7,481,541

Expenses
Management fee Basic fee	$3,453,322
Performance adjustment	303,468
Transfer agent fees	1,110,273
Accounting and security lending fees	221,241
Independent trustees' compensation	2,103
Custodian fees and expenses	323,213
Registration fees	79,535
Audit	57,158
Legal	3,000
Miscellaneous	2,556
Total expenses before reductions	5,555,869
Expense reductions	(347,933)	5,207,936
Net investment income (loss)		2,273,605
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $97,373)	48,221,055
Foreign currency transactions	(174,674)
Total net realized gain (loss)		48,046,381
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $973,031)	188,126,839
Assets and liabilities in foreign currencies	95,871
Total change in net unrealized appreciation (depreciation)		188,222,710
Net gain (loss)		236,269,091
Net increase (decrease) in net assets resulting from operations		$238,542,696

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Pacific Basin
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2006 (Unaudited)	Year ended October 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,273,605	$5,769,041
Net realized gain (loss)	48,046,381	48,906,097
Change in net unrealized appreciation (depreciation)	188,222,710	65,122,361
Net increase (decrease) in net assets resulting from operations	238,542,696	119,797,499
Distributions to shareholders from net investment income	(5,529,029)	(1,990,052)
Distributions to shareholders from net realized gain	(9,829,319)	(3,233,832)
Total distributions	(15,358,348)	(5,223,884)
Share transactions Proceeds from sales of shares	502,344,103	203,333,895
Reinvestment of distributions	14,211,173	4,800,773
Cost of shares redeemed	(150,382,591)	(119,138,687)
Net increase (decrease) in net assets resulting from share transactions	366,172,685	88,995,981
Redemption fees	395,513	153,147
Total increase (decrease) in net assets	589,752,546	203,722,743

Net Assets
Beginning of period	648,849,925	445,127,182
End of period (including undistributed net investment income of $1,777,096 and undistributed net investment income of $5,234,889, respectively)	$1,238,602,471	$648,849,925
Other Information Shares
Sold	19,115,204	9,742,425
Issued in reinvestment of distributions	586,996	262,912
Redeemed	(5,781,969)	(5,917,502)
Net increase (decrease)	13,920,231	4,087,835

Financial Highlights

	Six months ended April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$22.42	$17.91	$17.06	$12.73	$13.09	$20.32
Income from Investment Operations
Net investment income (loss) F	.06	.22 G	.07	.06	(.02)	(.02)
Net realized and unrealized gain (loss)	6.91	4.49	.92	4.26	(.36)	(5.91)
Total from investment operations	6.97	4.71	.99	4.32	(.38)	(5.93)
Distributions from net investment income	(.18)	(.08)	(.16)	-	-	(1.10)
Distributions from net realized gain	(.32)	(.13)	-	-	-	(.23)
Total distributions	(.50)	(.21)	(.16)	-	-	(1.33)
Redemption fees added to paid in capital F	.01	.01	.02	.01	.02	.03
Net asset value, end of period	$28.90	$22.42	$17.91	$17.06	$12.73	$13.09
Total Return B, C, D, E	31.56%	26.62%	5.98%	34.01%	(2.75)%	(30.79)%
Ratios to Average Net Assets H
Expenses before reductions	1.16% A	1.10%	1.20%	1.17%	1.51%	1.48%
Expenses net of fee waivers, if any	1.16% A	1.10%	1.20%	1.17%	1.51%	1.48%
Expenses net of all reductions	1.09% A	1.05%	1.19%	1.17%	1.50%	1.45%
Net investment income (loss)	.47% A	1.09% G	.42%	.41%	(.15)%	(.11)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,238,602	$648,850	$445,127	$419,251	$306,206	$303,672
Portfolio turnover rate	53% A	78%	145%	97%	98%	123%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Total returns do not include the effect of the former contingent deferred sales charge. F Calculated based on average shares outstanding during the period. G Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .84%. H Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Southeast Asia

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2006
Korea (South)	31.6%
Hong Kong	12.6%
Taiwan	12.6%
China	9.9%
Indonesia	8.9%
Singapore	8.1%
Cayman Islands	3.7%
Malaysia	3.7%
United States of America	3.6%
Other	5.3%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2005
Korea (South)	30.6%
Taiwan	14.9%
Hong Kong	13.9%
China	12.6%
Singapore	8.1%
Indonesia	6.8%
Cayman Islands	4.6%
Australia	3.1%
Malaysia	2.2%
Other	3.2%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	96.4	98.9
Bonds	0.0	0.2
Short-Term Investments and Net Other Assets	3.6	0.9
Top Ten Stocks as of April 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	5.7	6.4
PT Perusahaan Gas Negara Tbk Series B (Indonesia, Gas Utilities)	3.4	2.2
Kookmin Bank (Korea (South), Commercial Banks)	2.9	2.2
Shinhan Financial Group Co. Ltd. (Korea (South), Commercial Banks)	2.4	3.4
Hon Hai Precision Industry Co. Ltd. (Foxconn) (Taiwan, Electronic Equipment & Instruments)	2.3	1.4
Hyundai Motor Co. Series 2 (Korea (South), Automobiles)	1.6	2.1
Shanghai Electric (Group) Corp. (H Shares) (China, Electrical Equipment)	1.5	1.5
China Mobile (Hong Kong) Ltd. (Hong Kong, Wireless Telecommunication Services)	1.5	0.5
Sun Hung Kai Properties Ltd. (Hong Kong, Real Estate)	1.3	0.0
POSCO (Korea (South), Metals & Mining)	1.3	0.0
	23.9
Market Sectors as of April 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.5	20.8
Information Technology	22.4	23.5
Industrials	12.9	16.7
Consumer Discretionary	9.8	14.2
Utilities	6.3	3.9
Materials	6.0	2.6
Energy	5.9	8.9
Telecommunication Services	5.3	4.7
Consumer Staples	2.5	3.1
Health Care	0.8	0.5

Semiannual Report

Southeast Asia

Investments April 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.3%
	Shares	Value (Note 1)
Australia - 2.5%
Alumina Ltd.	560,000	$3,045,893
BHP Billiton Ltd.	455,000	10,364,899
Macquarie Airports unit	1,000,000	2,491,652
National Australia Bank Ltd.	323,000	9,224,880
Rio Tinto Ltd.	90,000	5,377,183
Seek Ltd.	2,100,000	6,333,202
TOTAL AUSTRALIA		36,837,709
Bermuda - 0.5%
Asia Financial Holdings Ltd.	1,226,000	589,020
FibreChem Technologies Ltd.	5,600,000	4,357,150
Sinochem Hong Kong Holding Ltd.	3,998,800	1,701,990
TOTAL BERMUDA		6,648,160
Cayman Islands - 3.7%
AAC Acoustic Technology Holdings, Inc.	14,800,000	16,798,009
Foxconn International Holdings Ltd. (a)	7,150,000	15,400,539
International Entertainment Co. (a)	96,000	76,148
Kingboard Chemical Holdings Ltd.	3,892,500	10,266,806
Kingboard Chemical Holdings Ltd. warrants 12/31/06 (a)	133,000	37,310
New World China Land Ltd.	12,000,000	5,765,287
The9 Ltd. sponsored ADR (a)(d)	225,000	6,747,750
TOTAL CAYMAN ISLANDS		55,091,849
China - 9.9%
Angang New Steel Co. Ltd. (H Shares)	5,600,000	4,875,343
Anhui Conch Cement Co. Ltd. (H Shares)	3,800,000	6,567,526
Anhui Expressway Co. Ltd. (H Shares)	6,000,000	4,372,332
Baidu.com, Inc. sponsored ADR (d)	72,000	4,173,120
China Gas Holdings Ltd. (a)	9,798,000	1,693,385
China Life Insurance Co. Ltd. (H Shares)	10,360,000	13,963,345
China Mengniu Dairy Co. Ltd.	4,000,000	4,565,798
China Oilfield Services Ltd. (H Shares)	10,800,000	5,954,884
China Petroleum & Chemical Corp. (H Shares)	15,600,000	10,030,796
China Shenhua Energy Co. Ltd. (H Shares)	2,957,000	5,358,473
China Sun Bio-chem Technology Group Co. Ltd.	6,000,000	3,207,135
Focus Media Holding Ltd. ADR	238,000	14,372,820
Golden Eagle Retail Group Ltd. (H Shares)	2,326,000	1,297,506
Guangzhou R&F Properties Co. Ltd. (H Shares)	170,000	879,239
Li Ning Co. Ltd.	5,000,000	5,610,514
PetroChina Co. Ltd. (H Shares)	12,000,000	13,488,001
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	1,110,000	3,056,569
Shanghai Electric (Group) Corp. (H Shares)	58,600,000	22,674,216
Shanghai Forte Land Co. Ltd. (H Shares)	11,810,000	5,750,164
Shanghai Prime Machinery Co. Ltd. (H Shares)	328,000	122,683

	Shares	Value (Note 1)
Sina Corp. (a)	215,000	$5,686,750
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	6,200,000	3,678,434
Yanzhou Coal Mining Co. Ltd. (H Shares)	5,600,000	4,767,002
TOTAL CHINA		146,146,035
Hong Kong - 12.6%
BOC Hong Kong Holdings Ltd.	1,600,000	3,301,820
Cheung Kong Holdings Ltd.	1,327,000	14,950,208
China Mobile (Hong Kong) Ltd.	3,920,000	22,626,241
China Resources Enterprise Ltd.	2,720,000	5,823,585
CLP Holdings Ltd.	2,452,000	14,294,610
CNOOC Ltd.	14,678,000	11,832,059
Cross-Harbour Holdings Ltd.	2,500,000	2,144,248
Dynasty Fine Wines Group Ltd.	13,040,000	5,171,733
Esprit Holdings Ltd.	1,084,000	8,654,328
Guangnan Holdings Ltd.	9,606,000	1,957,551
Hong Kong & China Gas Co. Ltd.	5,820,000	13,886,990
Hong Kong Exchanges & Clearing Ltd.	660,000	4,745,721
Hong Kong Land Holdings Ltd.	2,146,000	8,412,320
Hutchison Whampoa Ltd.	769,000	7,547,870
MTR Corp. Ltd.	2,200,000	5,859,441
New World Development Co. Ltd.	4,680,000	8,390,234
NWS Holdings Ltd.	873,000	1,593,251
PYI Corp. Ltd.	10,040,314	4,143,914
Shui On Construction & Materials Ltd.	456,000	1,114,519
Sun Hung Kai Properties Ltd.	1,640,000	18,740,923
Swire Pacific Ltd. (A Shares)	1,140,000	11,659,809
Television Broadcasts Ltd.	263,000	1,643,474
Wharf Holdings Ltd.	1,880,000	7,541,047
YGM Trading Ltd.	130,000	148,388
TOTAL HONG KONG		186,184,284
Indonesia - 8.9%
Bakrie Telecom PT	80,000,000	1,639,152
PT Astra International Tbk	1,600,000	2,176,430
PT Bakrie & Brothers Tbk (a)	347,576,000	6,725,978
PT Bank Danamon Indonesia Tbk Series A	8,000,000	4,689,796
PT Bank Rakyat Indonesia Tbk	15,600,000	8,212,835
PT Berlian Laju Tanker Tbk	9,922,000	1,852,251
PT Bumi Resources Tbk	32,000,000	3,314,730
PT Ciputra Development Tbk (a)	18,000,000	932,268
PT Citra Marga Nusaphala Persada Tbk	8,000,000	792,257
PT Energi Mega Persada Tbk (a)	84,480,000	8,558,559
PT Gadjah Tunggal Tbk (a)	22,000,000	1,752,982
PT Hexindo Adiperkasa Tbk	22,500,000	2,868,516
PT Indosat Tbk	8,900,000	5,470,670
PT Jakarta International Hotel & Development Tbk (a)	52,000,000	4,025,029
PT Medco Energi International Tbk	16,900,000	9,233,890
PT Pabrik Kertas Tjiwi Kimia Tbk (a)	8,000,000	2,709,154
PT Perusahaan Gas Negara Tbk Series B	35,400,000	49,966,817
Common Stocks - continued
	Shares	Value (Note 1)
Indonesia - continued
PT Telkomunikasi Indonesia Tbk Series B	10,400,000	$8,937,932
PT United Tractors Tbk	12,400,000	7,692,631
TOTAL INDONESIA		131,551,877
Korea (South) - 28.5%
Amotech Co. Ltd.	150,000	1,908,499
Celrun Co. Ltd. (a)	320,000	2,951,811
Cheil Industries, Inc.	315,000	11,439,063
Chong Kun Dang Pharmaceutical Corp.	95,000	3,948,472
Daewoo Engineering & Construction Co. Ltd.	375,000	6,480,943
Daewoo Securities Co. Ltd. (a)	305,000	5,529,875
Daishin Securities Co. Ltd.	181,720	4,248,451
Dongkuk Steel Mill Co. Ltd.	305,000	6,548,536
Ecoplastic Corp.	142,749	714,388
Forhuman Co. Ltd. (a)	186,620	2,127,091
Hanbit Soft, Inc. (a)	100,521	1,220,342
Handsome Co. Ltd.	305,000	5,562,213
Hanmi Pharm Co. Ltd.	35,000	4,545,938
Hite Brewery Co. Ltd.	65,007	8,546,753
Hynix Semiconductor, Inc. (a)	324,000	11,319,305
Hyundai Department Store Co. Ltd.	126,310	12,120,085
Hyundai Mipo Dockyard Co. Ltd.	72,000	6,748,451
Hyundai Motor Co.	88,948	7,818,259
Industrial Bank of Korea	180,000	3,626,147
INI Steel Co.	165,000	6,376,771
Kookmin Bank	471,000	42,198,495
Korea Circuit Co. Ltd.	340,000	2,177,385
Korea Electric Power Corp.	110,000	4,886,817
Korea Investment Holdings Co. Ltd.	295,590	12,661,654
Korean Reinsurance Co.	139,087	1,666,419
Kyeryong Construction Industrial Co. Ltd.	20,180	950,000
LG Investment & Securities Co. Ltd.	340,000	8,327,416
Macquarie Korea Infrastructure Fund GDR (e)	1,302,400	9,481,472
Meritz Fire & Marine Insurance Co. Ltd.	780,000	4,796,693
NHN Corp. (a)	22,166	7,873,203
POSCO	67,000	18,683,141
Samsung Electronics Co. Ltd.	119,372	81,509,395
Samsung Electronics Co. Ltd. GDR	8,200	2,796,200
Samsung Engineering Co. Ltd.	330,000	14,118,118
Samsung Fire & Marine Insurance Co. Ltd.	62,000	8,907,387
Samsung Securities Co. Ltd.	52,000	3,263,957
Shinhan Financial Group Co. Ltd.	709,670	35,364,999
Shinsegae Co. Ltd.	26,200	12,806,238
SK Corp.	130,000	9,565,819
SKC Co. Ltd.	120,000	2,799,131
STX Pan Ocean Co. Ltd.	617,000	298,577
The Basic House Co. Ltd.	140,000	2,619,944
Tong Yang Investment Bank (a)	665,000	9,800,670
Tong Yang Major Corp. (a)	380,420	3,101,766

	Shares	Value (Note 1)
Woori Finance Holdings Co. Ltd.	183,000	$4,132,854
Yujin Co. Ltd.	82,170	1,019,339
TOTAL KOREA (SOUTH)		419,588,482
Malaysia - 3.7%
Bintulu Port Holdings BHD	700,000	942,345
Bumiputra-Commerce Holdings BHD	3,150,000	5,474,483
Bursa Malaysia BHD	2,500,000	4,517,241
DiGi.com BHD (a)	780,000	2,409,931
IJM Corp. BHD	1,000,000	1,613,793
Lafarge Malayan Cement BHD	12,000,000	2,731,034
Malayan Banking BHD	800,000	2,449,655
Malaysian International Shipping Corp. BHD (For. Reg.)	1,420,000	3,447,172
Pantai Holdings BHD	364,900	250,649
PhileoAllied BHD	4,824,900	5,989,531
Public Bank BHD (For. Reg.)	2,770,625	5,044,448
Telekom Malaysia BHD	4,280,000	11,511,724
Tenaga Nasional BHD	3,200,000	7,547,586
TOTAL MALAYSIA		53,929,592
Philippines - 0.5%
Philippine Long Distance Telephone Co.	190,000	7,513,294
Singapore - 8.1%
Advanced Holdings Ltd.	2,410,000	1,097,637
Ascendas Real Estate Investment Trust (A-REIT)	1,800,000	2,596,072
Cosco Investment (Singapore) Ltd.	18,200,000	16,463,295
DBS Group Holdings Ltd.	270,000	3,040,137
GigaMedia Ltd. (a)	300,000	2,481,000
Global Voice Group Ltd. (a)	28,500,000	2,974,666
Hotel Properties Ltd.	1,840,000	2,188,190
Inter-Roller Engineering Ltd.	2,300,000	3,026,220
Keppel Corp. Ltd.	1,450,000	14,033,590
Labroy Marine Ltd.	3,000,000	2,846,570
Metro Holdings Ltd.	3,038,000	1,768,011
Overseas Union Enterprises Ltd.	190,000	1,111,744
Sembcorp Marine Ltd.	4,580,000	8,865,357
Singapore Airlines Ltd.	960,000	8,623,209
Singapore Airport Terminal Service Ltd.	2,000,000	3,238,764
Singapore Exchange Ltd.	4,450,000	12,104,248
Singapore Land Ltd.	1,000,000	4,364,740
Singapore Post Ltd.	9,600,000	6,862,131
Sinomem Technology Ltd.	5,000,000	3,147,041
The Ascott Group Ltd.	16,300,000	11,341,999
United Overseas Land Ltd.	3,300,000	6,387,703
TOTAL SINGAPORE		118,562,324
Taiwan - 12.6%
Acer, Inc.	3,779,600	7,320,857
Alpha Networks, Inc.	3,900,000	5,048,267
AV Tech Corp.	445,000	2,552,341
Behavior Techno Computer Corp. (a)	1,630,139	1,116,359
China Steel Corp.	10,100,000	9,860,684
Common Stocks - continued
	Shares	Value (Note 1)
Taiwan - continued
Chong Hong Construction Co. Ltd.	476,000	$825,011
Chung Hsin Electric & Machinery Manufacturing Corp.	1,005,000	762,270
Coretronic Corp.	2,700,000	5,246,662
EVA Airways Corp.	1,471,937	602,043
Far East Department Stores Co. Ltd.	9,600,000	5,536,263
Far EasTone Telecommunications Co. Ltd.	8,600,000	10,700,808
Foxconn Technology Co. Ltd.	752,300	5,647,084
Hon Hai Precision Industry Co. Ltd. (Foxconn)	5,034,188	34,159,772
Inventec Co. Ltd.	1,409,000	1,017,910
MediaTek, Inc.	680,000	7,938,946
Nan Ya Plastics Corp.	1,500,000	2,190,810
Nan Ya Printed Circuit Board Corp.	218,000	2,343,572
Novatek Microelectronics Corp.	980,000	5,835,893
Phison Electronics Corp.	688,000	3,547,170
Phoenix Precision Technology Corp.	7,200,000	16,405,692
Powerchip Semiconductor Corp.	6,900,000	4,757,726
Powertech Technology, Inc.	2,630,000	9,026,045
Shin Kong Financial Holding Co. Ltd.	2,200,000	2,344,387
Silitech Technology Corp.	1,003,000	6,224,346
Taiwan Cellular Co. Ltd.	3,500,000	3,521,281
Taiwan Semiconductor Manufacturing Co. Ltd.	3,182,637	6,793,004
Tripod Technology Corp.	760,000	2,858,397
U-Ming Marine Transport Corp.	3,400,000	3,873,566
Wistron Corp. (a)	7,100,000	9,257,193
Wistron Corp. GDR (a)	162,000	2,106,000
Wistron NeWeb Corp.	1,560,000	6,722,873
TOTAL TAIWAN		186,143,232
Thailand - 1.3%
Advanced Info Service PCL (For. Reg.)	1,680,000	3,961,631
Airports of Thailand PCL (For. Reg.)	1,400,000	2,182,254
Bangkok Bank Ltd. PCL:
NVDR	194,800	586,528
(For. Reg.)	225,600	715,332
Bangkok Dusit Medical Service PCL Class F (For. Reg.)	3,400,000	2,627,232
Banpu PCL (For. Reg.)	800,000	3,282,707
Central Pattana PCL (For. Reg.)	5,216,600	2,752,163
Glow Energy PCL (For. Reg.)	1,383,400	1,197,988
Kasikornbank PCL (For. Reg.)	717,300	1,299,664
Thai Airways International PCL (For. Reg.)	356,800	451,585
True Corp. PCL (a)	100	26
TOTAL THAILAND		19,057,110

	Shares	Value (Note 1)
United Kingdom - 0.5%
HSBC Holdings PLC (Hong Kong) (Reg.)	388,855	$6,741,190
TOTAL COMMON STOCKS (Cost $1,003,136,478)		1,373,995,138
Nonconvertible Preferred Stocks - 3.1%

Korea (South) - 3.1%
Hyundai Motor Co.	105,000	6,045,169
Hyundai Motor Co. Series 2	406,000	24,020,363
Samsung Electronics Co. Ltd.	28,900	15,658,065
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $23,603,713)		45,723,597
Money Market Funds - 5.2%

Fidelity Cash Central Fund, 4.8% (b)	68,292,897	68,292,897
Fidelity Securities Lending Cash Central Fund, 4.83% (b)(c)	8,625,000	8,625,000
TOTAL MONEY MARKET FUNDS (Cost $76,917,897)		76,917,897
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $1,103,658,088)		1,496,636,632
NET OTHER ASSETS - (1.6)%		(22,979,961)
NET ASSETS - 100%		$1,473,656,671
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security is on loan at period end.

(e)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $9,481,472 or 0.6% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$777,197
Fidelity Securities Lending Cash Central Fund	61,630
Total	$838,827

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Southeast Asia

Financial Statements

Statement of Assets and Liabilities

April 30, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $8,594,018) - See accompanying schedule: Unaffiliated issuers (cost $1,026,740,191)	$1,419,718,735
Affiliated Central Funds (cost $76,917,897)	76,917,897
Total Investments (cost $1,103,658,088)		$1,496,636,632
Foreign currency held at value (cost $709,178)		709,544
Receivable for investments sold		10,443,757
Receivable for fund shares sold		5,252,360
Dividends receivable		2,656,064
Interest receivable		181,024
Prepaid expenses		2,067
Other affiliated receivables		727
Other receivables		717,558
Total assets		1,516,599,733

Liabilities
Payable for investments purchased	$31,831,727
Payable for fund shares redeemed	981,061
Accrued management fee	936,096
Other affiliated payables	285,710
Other payables and accrued expenses	283,468
Collateral on securities loaned, at value	8,625,000
Total liabilities		42,943,062

Net Assets		$1,473,656,671
Net Assets consist of:
Paid in capital		$1,004,228,750
Undistributed net investment income		988,295
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		75,454,488
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		392,985,138
Net Assets, for 58,489,736 shares outstanding		$1,473,656,671
Net Asset Value, offering price and redemption price per share ($1,473,656,671 ÷ 58,489,736 shares)		$25.20

Statement of Operations

Six months ended April 30, 2006 (Unaudited)

Investment Income
Dividends		$9,413,257
Special dividends		1,245,154
Interest		67,640
Income from affiliated Central Funds (including $61,630 from security lending)		838,827
		11,564,878
Less foreign taxes withheld		(926,486)
Total income		10,638,392

Expenses
Management fee Basic fee	$3,976,746
Performance adjustment	530,803
Transfer agent fees	1,242,646
Accounting and security lending fees	247,475
Independent trustees' compensation	2,195
Custodian fees and expenses	606,815
Registration fees	73,011
Audit	45,812
Legal	3,663
Miscellaneous	3,167
Total expenses before reductions	6,732,333
Expense reductions	(1,111,924)	5,620,409
Net investment income (loss)		5,017,983
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	76,941,342
Foreign currency transactions	(772,546)
Total net realized gain (loss)		76,168,796
Change in net unrealized appreciation (depreciation) on: Investment securities	266,168,648
Assets and liabilities in foreign currencies	(560)
Total change in net unrealized appreciation (depreciation)		266,168,088
Net gain (loss)		342,336,884
Net increase (decrease) in net assets resulting from operations		$347,354,867

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Southeast Asia
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2006 (Unaudited)	Year ended October 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,017,983	$10,708,090
Net realized gain (loss)	76,168,796	63,732,767
Change in net unrealized appreciation (depreciation)	266,168,088	54,484,965
Net increase (decrease) in net assets resulting from operations	347,354,867	128,925,822
Distributions to shareholders from net investment income	(11,222,518)	(4,393,636)
Distributions to shareholders from net realized gain	(18,514,528)	-
Total distributions	(29,737,046)	(4,393,636)
Share transactions Proceeds from sales of shares	451,080,225	334,452,814
Reinvestment of distributions	28,757,047	4,237,758
Cost of shares redeemed	(107,788,982)	(144,703,410)
Net increase (decrease) in net assets resulting from share transactions	372,048,290	193,987,162
Redemption fees	225,731	371,624
Total increase (decrease) in net assets	689,891,842	318,890,972

Net Assets
Beginning of period	783,764,829	464,873,857
End of period (including undistributed net investment income of $988,295 and undistributed net investment income of $8,443,957, respectively)	$1,473,656,671	$783,764,829
Other Information Shares
Sold	20,045,648	18,599,917
Issued in reinvestment of distributions	1,416,327	261,752
Redeemed	(4,873,991)	(8,212,035)
Net increase (decrease)	16,587,984	10,649,634

Financial Highlights

	Six months ended April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$18.70	$14.87	$13.72	$9.96	$9.10	$11.74
Income from Investment Operations
Net investment income (loss) E	.10 F	.30	.16	.15	.06	.03
Net realized and unrealized gain (loss)	7.09	3.66	1.10	3.68	.81	(2.68)
Total from investment operations	7.19	3.96	1.26	3.83	.87	(2.65)
Distributions from net investment income	(.26)	(.14)	(.13)	(.08)	(.03)	-
Distributions from net realized gain	(.43)	-	-	-	-	-
Total distributions	(.69)	(.14)	(.13)	(.08)	(.03)	-
Redemption fees added to paid in capital E	- H	.01	.02	.01	.02	.01
Net asset value, end of period	$25.20	$18.70	$14.87	$13.72	$9.96	$9.10
Total Return B, C, D	39.34%	26.84%	9.39%	38.81%	9.75%	(22.49)%
Ratios to Average Net Assets G
Expenses before reductions	1.22% A	1.20%	1.21%	1.32%	1.54%	1.55%
Expenses net of fee waivers, if any	1.22% A	1.20%	1.21%	1.32%	1.54%	1.55%
Expenses net of all reductions	1.02% A	1.09%	1.20%	1.32%	1.50%	1.52%
Net investment income (loss)	.91% A, F	1.71%	1.11%	1.35%	.54%	.24%
Supplemental Data
Net assets, end of period (000 omitted)	$1,473,657	$783,765	$464,874	$395,554	$245,651	$206,012
Portfolio turnover rate	99% A	109%	131%	115%	131%	91%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .68%. G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. H Amount represents less than $.01 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended April 30, 2006 (Unaudited, except as indicated)

1. Significant Accounting Policies.

Fidelity Canada Fund, Fidelity China Region Fund, Fidelity Emerging Markets Fund, Fidelity Europe Fund, Fidelity Europe Capital Appreciation Fund, Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund, Fidelity Latin America Fund, Fidelity Nordic Fund, Fidelity Pacific Basin Fund and Fidelity Southeast Asia Fund (the funds) are funds of Fidelity Investment Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The funds are diversified with the exception of Fidelity China Region Fund and Fidelity Latin America Fund. Each fund is authorized to issue an unlimited number of shares. Effective the close of business on February 28, 2006, Fidelity Japan Smaller Companies Fund was closed to most new accounts. The financial statements and notes to financial statements, as they relate to Fidelity Emerging Markets Fund, have been audited by PricewaterhouseCoopers LLP. Certain funds' investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile. Certain funds may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by affiliates of Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, each fund uses independent pricing services approved by the Board of Trustees to value their investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because each fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. Certain funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the funds are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Semiannual Report

Notes to Financial Statements (Unaudited except as indicated) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Canada	$2,507,946,706	$705,532,594	$(24,146,373)	$681,386,221
China Region	441,841,994	152,951,025	(1,849,109)	151,101,916
Emerging Markets	2,590,610,071	1,066,046,956	(24,163,045)	1,041,883,911
Europe	3,193,339,688	625,364,731	(16,184,997)	609,179,734
Europe Capital Appreciation	765,646,882	147,732,725	(6,913,680)	140,819,045
Japan	1,770,323,182	428,032,829	(29,279,066)	398,753,763
Japan Smaller Companies	1,674,722,847	570,491,434	(49,559,794)	520,931,640
Latin America	2,491,074,330	1,061,353,601	(14,289,461)	1,047,064,140
Nordic	267,914,388	75,803,621	(1,742,888)	74,060,733
Pacific Basin	1,005,855,198	310,135,142	(23,485,799)	286,649,343
Southeast Asia	1,103,818,905	401,554,716	(8,736,989)	392,817,727

Short-Term Trading (Redemption) Fees. Shares held in Canada, China Region, Emerging Markets, Japan, Japan Smaller Companies, Latin America, Nordic, Pacific Basin and Southeast Asia less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. Shares held in Europe and Europe Capital Appreciation less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the funds and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. Certain funds may use futures contracts to manage their exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in each applicable fund's Schedule of Investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Semiannual Report

2. Operating Policies - continued

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Canada	1,322,231,505	394,154,618
China Region	131,817,300	92,935,967
Emerging Markets	1,736,374,898	417,758,061
Europe	2,152,813,114	1,972,227,334
Europe Capital Appreciation	418,417,138	356,947,034
Japan	1,137,496,158	554,921,923
Japan Smaller Companies	1,206,351,038	856,191,253
Latin America	1,569,946,994	294,699,937
Nordic	124,671,738	69,563,412
Pacific Basin	621,819,641	253,174,617
Southeast Asia	832,951,926	531,489,577

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the funds with investment management related services for which the funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee for Canada, Europe, Europe Capital Appreciation, Japan, Pacific Basin, and Southeast Asia is subject to a performance adjustment (up to a maximum ±.20% of each applicable fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on each fund's relative investment performance as compared to an appropriate benchmark index. For the period, each fund's annualized management fee rate expressed as a percentage of each fund's average net assets, including the performance adjustment, if applicable was as follows:

	Individual Rate	Group Rate	Total
Canada	.45%	.27%	.70%
China Region	.45%	.27%	.72%
Emerging Markets	.45%	.27%	.72%
Europe	.45%	.27%	.84%
Europe Capital Appreciation	.45%	.27%	.80%
Japan	.45%	.27%	.78%
Japan Smaller Companies	.45%	.27%	.72%
Latin America	.45%	.27%	.72%
Nordic	.45%	.27%	.72%
Pacific Basin	.45%	.27%	.78%
Southeast Asia	.45%	.27%	.82%

Semiannual Report

Notes to Financial Statements (Unaudited except as indicated) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the funds' transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Canada	.23%
China Region	.26%
Emerging Markets	.21%
Europe	.23%
Europe Capital Appreciation	.21%
Japan	.22%
Japan Smaller Companies	.19%
Latin America	.21%
Nordic	.26%
Pacific Basin	.23%
Southeast Asia	.22%

Accounting and Security Lending Fees. FSC maintains each fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. Certain funds may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM) an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. Certain funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were as follows:

Amount
Canada	$395
Emerging Markets	306
Europe Capital Appreciation	73
Pacific Basin	19
Southeast Asia	130

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Europe	Borrower	$10,759,143	4.13%	$8,644
Japan	Borrower	6,416,000	4.39%	782

Semiannual Report

5. Committed Line of Credit.

Certain funds participate with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Canada	$3,248
China Region	680
Emerging Markets	2,114
Europe	4,210
Europe Capital Appreciation	787
Japan	2,310
Japan Smaller Companies	2,718
Latin America	2,029
Nordic	294
Pacific Basin	851
Southeast Asia	990

During the period, there were no borrowings on this line of credit.

6. Security Lending.

Certain funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented on each applicable fund's Statement of Operations as a component of income from affiliated central funds.

7. Bank Borrowings.

Each fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. Each fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. At period end, there were no bank borrowings outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Average Daily Loan Balance	Weighted Average Interest Rate
Canada	$9,500,000	5.06%
Europe	61,478,000	4.44%

Semiannual Report

Notes to Financial Statements (Unaudited except as indicated) - continued

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of certain funds provided services to these funds in addition to trade execution. These services included payments of expenses on behalf of each applicable fund. In addition, through arrangements with each applicable fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service Arrangements	Custody expense reduction	Transfer Agent expense reduction
Canada	$428,460	$16,124	$21,475
China Region	160,584	1,124	3,032
Emerging Markets	1,391,322	4,893	22,209
Europe	2,144,135	2,539	73,508
Europe Capital Appreciation	304,467	14	3,407
Japan	149,922	12	23,275
Japan Smaller Companies	175,151	1	6,466
Latin America	431,416	4,662	15,412
Nordic	51,942	-	1,665
Pacific Basin	336,551	-	11,382
Southeast Asia	1,097,463	-	14,461

9. Other.

The funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the funds. In the normal course of business, the funds may also enter into contracts that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the funds. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Freedom 2020 Fund was the owner of record of approximately 18% of the total outstanding shares of Europe. Fidelity Freedom 2030 Fund was the owner of record of approximately 13% of the total outstanding shares of Europe. The Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 55% and 27% of the total outstanding shares of Europe and Japan, respectively.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Investment Trust and the Shareholders of Fidelity Emerging Markets Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Emerging Markets Fund (a fund of Fidelity Investment Trust) at April 30, 2006, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Investment Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which includes confirmation of securities at April 30, 2006, by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

June 20, 2006

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Targeted International Equity Funds

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for each fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for each fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to each fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for each fund to access the research and investment advisory support services supplied by FRAC at no additional expense to each fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under each fund's management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of each fund's assets; (iii) the nature or level of services provided under each fund's management contract or sub-advisory agreements; (iv) the day-to-day management of each fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of each Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of each fund's management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which each fund will not bear any additional management fees or expenses and under which each fund's portfolio manager would not change, it did not consider each fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of each fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to each fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of each fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing each fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that each fund's Agreement is fair and reasonable, and that each fund's Agreement should be approved.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management & Research (Far East) Inc.)
Fidelity Investments Japan Limited
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited
Fidelity Gestion (FIGEST)
Europe Fund

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.
Boston, MA

Custodians

JPMorgan Chase Bank
New York, NY

Emerging Markets Fund, Europe Fund, Europe Capital Appreciation Fund, Japan Fund, Pacific Basin Fund, Southeast Asia Fund

Brown Brothers Harriman & Co.
Boston, MA

Canada Fund, China Region Fund, Japan Smaller Companies Fund, Latin America Fund, Nordic Fund

Fidelity's International Equity Funds

Aggressive International Fund

Canada Fund

China Region Fund

Diversified International Fund

Emerging Markets Fund

Europe Fund

Europe Capital Appreciation Fund

Global Balanced Fund

International Discovery Fund

International Small Cap Fund

International Small Cap Opportunities Fund

Japan Fund

Japan Smaller Companies Fund

Latin America Fund

Nordic Fund

Overseas Fund

Pacific Basin Fund

Southeast Asia Fund

Worldwide Fund

Corporate Headquarters

82 Devonshire Street
Boston, MA 02109
www.fidelity.com

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance1-800-544-6666

Product Information1-800-544-6666

Retirement Accounts1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)   1-800-544-5555

(automated graphic)   Automated line for quickest service

(Fidelity Logo Graphic)®
P.O. Box 193
Boston, MA 02101

TIF-USAN-0606
1.784917.103

Fidelity®

International Discovery

Fund

Semiannual Report

April 30, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view each fund's most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time-tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d.
Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on redemptions of shares purchased prior to October 12, 1990, and redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2005 to April 30, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2005	Ending Account Value April 30, 2006	Expenses Paid During Period * November 1, 2005 to April 30, 2006
Class A
Actual	$1,000.00	$1,248.70	$7.53
HypotheticalA	$1,000.00	$1,018.10	$6.76
Class T
Actual	$1,000.00	$1,246.70	$9.75
HypotheticalA	$1,000.00	$1,016.12	$8.75
Class B
Actual	$1,000.00	$1,243.90	$12.52
HypotheticalA	$1,000.00	$1,013.64	$11.23
Class C
Actual	$1,000.00	$1,244.10	$12.02
HypotheticalA	$1,000.00	$1,014.08	$10.79
International Discovery Fund
Actual	$1,000.00	$1,251.00	$6.25
HypotheticalA	$1,000.00	$1,019.24	$5.61
Institutional Class
Actual	$1,000.00	$1,251.80	$5.86
HypotheticalA	$1,000.00	$1,019.59	$5.26

A5% return per year before expenses

*Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.35%
Class T	1.75%
Class B	2.25%
Class C	2.16%
International Discovery Fund	1.12%
Institutional Class	1.05%

Semiannual Report

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2006
Japan21.7%
United Kingdom13.7%
France11.1%
Germany10.0%
Switzerland8.5%
Australia3.8%
United States of America3.5%
Italy3.2%
Korea (South)2.6%
Other21.9%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2005
Japan23.0%
United Kingdom17.8%
Germany9.1%
Switzerland8.8%
France7.5%
Australia4.3%
Netherlands3.0%
Italy2.8%
Spain2.5%
Other21.2%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	97.3	99.4
Short-Term Investments and Net Other Assets	2.7	0.6
Top Ten Stocks as of April 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
BP PLC sponsored ADR (United Kingdom, Oil, Gas & Consumable Fuels)	1.4	2.1
Total SA Series B (France, Oil, Gas & Consumable Fuels)	1.4	1.7
GlaxoSmithKline PLC sponsored ADR (United Kingdom, Pharmaceuticals)	1.4	1.5
Toyota Motor Corp. (Japan, Automobiles)	1.3	1.4
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.3	1.8
Novartis AG (Reg.) (Switzerland, Pharmaceuticals)	1.2	1.8
UBS AG (NY Shares) (Switzerland, Capital Markets)	1.1	0.5
E.ON AG (Germany, Electric Utilities)	1.1	0.9
Allianz AG (Reg.) (Germany, Insurance)	1.0	1.2
Royal Dutch Shell PLC Class B (United Kingdom, Oil, Gas & Consumable Fuels)	1.0	1.5
	12.2
Market Sectors as of April 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.7	24.5
Consumer Discretionary	15.5	15.6
Industrials	11.3	11.0
Information Technology	9.3	7.6
Energy	8.7	8.4
Health Care	7.5	10.0
Materials	5.9	5.7
Consumer Staples	5.7	8.9
Utilities	4.2	2.0
Telecommunication Services	2.1	4.4

Semiannual Report

Investments April 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.7%
	Shares	Value (Note 1) (000s)
Australia - 3.8%
ABC Learning Centres Ltd.	17,451	$104
AMP Ltd.	699,000	4,784
Aristocrat Leisure Ltd.	484,123	5,417
Babcock & Brown Japan Property Trust	8,156,000	11,090
BHP Billiton Ltd.	2,560,200	58,321
Billabong International Ltd.	1,664,428	19,497
Commonwealth Bank of Australia	296,000	10,568
Computershare Ltd.	2,543,600	15,226
CSL Ltd.	345,050	15,124
Downer EDI Ltd.	3,129,097	20,633
Dyno Nobel Ltd.	1,156,300	2,301
Macquarie Airports unit	2,050,236	5,108
Macquarie Bank Ltd.	404,800	21,956
Macquarie Communications Infrastructure Group unit	1,632,940	6,823
Macquarie Infrastructure Group unit	1,680,541	4,558
Mortgage Choice Ltd.	1,123,400	2,219
National Australia Bank Ltd.	582,700	16,642
QBE Insurance Group Ltd.	1,186,267	20,168
Seek Ltd.	2,000,000	6,032
Transurban Group unit	952,767	4,777
Zinifex Ltd.	2,388,800	18,782
TOTAL AUSTRALIA		270,130
Austria - 1.1%
Austriamicrosystems AG (a)	111,000	7,155
Erste Bank der Oesterreichischen Sparkassen AG	208,400	12,647
Oesterreichische Elektrizitaetswirtschafts AG (Verbund)	39,800	18,919
OMV AG	365,800	25,434
Telekom Austria AG	472,700	11,600
TOTAL AUSTRIA		75,755
Bermuda - 0.1%
Catlin Group Ltd.	486,300	4,297
Ports Design Ltd.	2,005,000	3,168
TOTAL BERMUDA		7,465
Brazil - 0.5%
Banco Bradesco SA (PN) sponsored ADR (non-vtg.)	234,400	8,924
Banco Itau Holding Financeira SA (PN) (non-vtg.)	108,170	3,470
Banco Nossa Caixa SA	256,500	5,789
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Brazil - continued
CSU Cardsystem SA sponsored ADR (a)(e)	158,000	$4,037
Uniao de Bancos Brasileiros SA (Unibanco) GDR	171,900	13,640
TOTAL BRAZIL		35,860
Cayman Islands - 0.6%
Foxconn International Holdings Ltd. (a)	5,711,000	12,301
GlobalSantaFe Corp.	283,300	17,341
Himax Technologies, Inc. sponsored ADR	158,800	1,413
Suntech Power Holdings Co. Ltd. sponsored ADR	187,900	6,443
Xinao Gas Holdings Ltd.	5,392,000	4,972
TOTAL CAYMAN ISLANDS		42,470
China - 0.5%
China Shenhua Energy Co. Ltd. (H Shares)	5,943,500	10,770
China Techfaith Wireless Communication Technology Ltd. sponsored ADR	238,791	3,250
Dalian Port (PDA) Co. Ltd. (H Shares)	692,000	386
Focus Media Holding Ltd. ADR	162,000	9,783
Li Ning Co. Ltd.	7,030,000	7,888
Shanghai Prime Machinery Co. Ltd. (H Shares)	1,552,000	581
TOTAL CHINA		32,658
Denmark - 0.3%
Vestas Wind Systems AS (a)	670,200	18,192
Finland - 2.0%
Citycon Oyj	576,935	2,700
Citycon Oyj New	115,387	540
Fortum Oyj	929,700	23,483
Metso Corp.	481,500	19,136
Neste Oil Oyj	640,550	22,353
Nokia Corp. sponsored ADR	2,586,400	58,608
Sampo Oyj (A Shares)	695,900	14,364
TOTAL FINLAND		141,184
France - 11.1%
Accor SA	314,900	19,821
Alcatel SA (RFD) (a)	1,089,900	15,716
Alstom SA (a)	211,000	19,114
April Group (d)	286,900	15,257
AXA SA	1,049,400	38,419
BNP Paribas SA	381,127	36,016
BNP Paribas SA New	38,112	3,479
Common Stocks - continued
	Shares	Value (Note 1) (000s)
France - continued
Carrefour SA (d)	578,000	$33,530
Compagnie Generale de Geophysique SA (a)	205,999	33,293
Financiere Marc de Lacharriere SA (Fimalac)	105,900	10,054
Groupe Danone	88,500	11,043
L'Oreal SA	296,700	27,513
Legrand SA	35,600	1,042
Louis Vuitton Moet Hennessy (LVMH)	325,800	34,302
Neopost SA	280,900	31,772
Nexity	467,000	32,641
Orpea (a)	269,064	19,961
Pernod Ricard SA	171,500	33,257
Renault SA	383,100	44,467
Sanofi-Aventis sponsored ADR	976,500	45,935
Schneider Electric SA	190,000	21,514
Silicon On Insulator Technologies SA (SOITEC) (a)	283,425	9,251
Societe Generale Series A	291,500	44,537
Suez SA (France) (d)	1,105,800	43,514
Total SA Series B	363,844	100,435
Veolia Environnement	159,700	9,542
Vinci SA	263,500	26,180
Vivendi Universal SA sponsored ADR (d)	816,500	29,827
TOTAL FRANCE		791,432
Germany - 9.2%
ADVA AG Optical Networking (a)	279,500	3,315
Allianz AG (Reg.) (d)	425,830	71,241
Bayer AG sponsored ADR (d)	470,300	21,234
Bilfinger Berger AG	148,500	9,460
Continental AG	93,400	11,120
Deutsche Boerse AG	234,900	33,972
Deutsche Postbank AG (d)	267,100	20,421
E.ON AG (d)	613,300	74,682
GFK AG	288,897	13,238
Heidelberger Druckmaschinen AG	707,500	35,705
Hugo Boss AG	43,200	2,041
Hypo Real Estate Holding AG	179,368	12,542
Infineon Technologies AG sponsored ADR (a)	2,040,100	24,930
KarstadtQuelle AG (a)(d)	775,000	23,300
Linde AG (d)	177,200	15,864
Merck KGaA	118,800	12,590
MPC Muenchmeyer Petersen Capital AG (d)	50,500	4,243
MTU Aero Engines Holding AG	337,500	12,246
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Germany - continued
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	178,400	$25,281
Pfleiderer AG	1,058,096	31,919
Premiere AG (a)(d)	907,900	14,891
Q-Cells AG	149,200	13,770
RWE AG	398,119	34,517
SAP AG	99,900	21,830
SGL Carbon AG (a)	632,300	13,282
Siemens AG sponsored ADR	359,600	34,033
SolarWorld AG	59,700	18,604
United Internet AG	368,778	24,194
Wacker Chemie AG	22,300	2,926
Wincor Nixdorf AG	117,800	16,943
TOTAL GERMANY		654,334
Greece - 0.4%
EFG Eurobank Ergasias SA	311,750	12,421
Greek Organization of Football Prognostics SA	359,130	13,276
TOTAL GREECE		25,697
Hong Kong - 1.0%
Chaoda Modern Agriculture (Holdings) Ltd.	12,600,000	8,776
CNOOC Ltd.	21,546,300	17,369
Esprit Holdings Ltd.	3,610,500	28,825
Li & Fung Ltd.	4,172,000	9,901
Wharf Holdings Ltd.	1,509,000	6,053
TOTAL HONG KONG		70,924
India - 1.0%
Cipla Ltd.	1,277,912	7,246
Infosys Technologies Ltd.	342,896	23,977
Pfizer Ltd.	218,539	5,004
Punj Lloyd Ltd.	13,941	317
State Bank of India	721,022	16,256
Sun TV Ltd.	10,986	312
Suzlon Energy Ltd.	714,804	20,054
TOTAL INDIA		73,166
Indonesia - 0.3%
PT Bank Rakyat Indonesia Tbk	14,168,800	7,459
PT Perusahaan Gas Negara Tbk Series B	9,993,500	14,106
TOTAL INDONESIA		21,565
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Ireland - 0.9%
AgCert International	1,462,000	$6,706
Allied Irish Banks PLC	880,600	21,099
C&C Group PLC	2,070,005	16,061
Paddy Power PLC (Ireland)	623,197	11,086
Ryanair Holdings PLC sponsored ADR (a)	128,600	6,054
TOTAL IRELAND		61,006
Israel - 0.7%
Bank Hapoalim BM (Reg.)	2,497,200	12,584
Ormat Industries Ltd.	1,771,900	16,849
Teva Pharmaceutical Industries Ltd. sponsored ADR	459,700	18,618
TOTAL ISRAEL		48,051
Italy - 2.8%
Azimut Holdings Spa	864,500	10,634
Banca Credit Firenze	2,248,700	7,964
Banca Monte dei Paschi di Siena Spa (d)	2,684,000	15,922
ENI Spa	288,800	8,839
ENI Spa sponsored ADR	387,450	23,716
FASTWEB Spa	262,300	13,178
Fiat Spa (a)	1,623,400	22,874
Geox Spa	802,030	11,442
Lottomatica Spa (d)	227,400	10,495
Mediobanca Spa	391,500	8,486
Pirelli & C. Real Estate Spa	235,100	17,254
Unicredito Italiano Spa	6,648,800	50,104
TOTAL ITALY		200,908
Japan - 20.3%
Aeon Co. Ltd.	1,445,200	35,979
Aeon Fantasy Co. Ltd.	19,400	814
Asics Corp.	1,396,000	17,028
Canon, Inc.	603,100	45,715
Credit Saison Co. Ltd.	188,700	9,893
Daikin Industries Ltd.	350,000	12,202
Daiwa House Industry Co. Ltd.	939,000	16,005
Daiwa Securities Group, Inc.	944,000	13,090
East Japan Railway Co.	2,017	15,746
FamilyMart Co. Ltd.	42,100	1,220
Fanuc Ltd.	278,500	26,340
Fast Retailing Co. Ltd.	149,500	14,205
Fujitsu Ltd.	1,724,000	14,367
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Japan - continued
Fullcast Co. Ltd.	1,334	$5,400
Hokuhoku Financial Group, Inc.	1,567,000	6,385
Hoya Corp.	771,100	31,216
Ibiden Co. Ltd.	413,300	19,635
JAFCO Co. Ltd.	116,400	7,748
Japan Tobacco, Inc.	4,245	17,073
JGC Corp.	1,030,400	18,052
JSR Corp.	784,100	24,169
JTEKT Corp.	659,000	14,207
Kahma Co. Ltd. (d)	215,800	5,875
Kansai Urban Banking Corp.	1,288,000	6,074
Keyence Corp.	79,600	20,886
Kose Corp.	181,700	6,622
Kurita Water Industries Ltd.	150,900	3,074
Matsushita Electric Industrial Co. Ltd.	2,105,000	50,962
Mitsubishi Estate Co. Ltd.	826,000	18,061
Mitsubishi UFJ Financial Group, Inc.	3,272	51,240
Mitsui & Co. Ltd.	2,077,000	31,390
Mitsui Fudosan Co. Ltd.	1,335,000	29,895
Mizuho Financial Group, Inc.	6,623	56,474
Nidec Corp.	131,900	10,170
Nikko Cordial Corp.	2,117,500	34,270
Nintendo Co. Ltd.	202,100	30,171
Nippon Electric Glass Co. Ltd.	956,000	21,576
Nippon Oil Corp.	1,544,000	12,216
Nishimatsuya Chain Co. Ltd.	141,800	3,182
Nissan Motor Co. Ltd.	1,373,400	18,081
Nitto Denko Corp.	341,900	28,673
Nomura Holdings, Inc.	433,500	9,832
NSK Ltd.	1,893,000	17,122
Omron Corp.	555,800	15,521
ORIX Corp.	173,920	52,233
SHIMIZU Corp.	2,444,000	16,912
Shin-Etsu Chemical Co. Ltd.	190,300	10,996
Sompo Japan Insurance, Inc.	1,930,000	27,965
Sony Corp. sponsored ADR	711,800	34,835
St. Marc Holdings Co. Ltd.	83,900	5,784
Sugi Pharmacy Co. Ltd.	546,800	12,821
Sumco Corp.	479,700	28,687
Sumitomo Electric Industries Ltd.	1,721,600	27,334
Sumitomo Metal Industries Ltd.	4,099,000	17,278
Sumitomo Mitsui Financial Group, Inc.	5,327	58,474
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Japan - continued
Sumitomo Titanium Corp.	74,900	$14,747
Sumitomo Trust & Banking Co. Ltd.	1,452,000	15,454
T&D Holdings, Inc.	364,400	27,936
Takeda Pharamaceutical Co. Ltd.	457,000	27,932
Teijin Ltd.	3,129,200	21,461
The Daimaru, Inc.	1,171,000	17,050
The Sumitomo Warehouse Co. Ltd.	338,000	2,627
Toho Titanium Co. Ltd.	194,000	14,464
Token Corp.	78,400	5,115
Tokuyama Corp.	1,177,000	19,421
Tokyo Tomin Bank Ltd.	40,700	2,034
Toyota Motor Corp.	1,616,400	94,664
Valor Co. Ltd.	147,400	3,003
Yahoo! Japan Corp.	15,360	8,956
Yamada Denki Co. Ltd.	246,200	26,831
TOTAL JAPAN		1,442,870
Korea (South) - 2.6%
Daegu Bank Co. Ltd.	766,440	14,384
Hyundai Department Store Co. Ltd.	120,820	11,593
Hyundai Engineering & Construction Co. Ltd. (a)	102,900	6,404
Hyundai Motor Co.	79,150	6,957
Kookmin Bank	287,570	25,764
Korean Reinsurance Co.	1,154,385	13,831
LG Household & Health Care Ltd.	177,780	14,194
Macquarie Korea Infrastructure Fund GDR (e)	1,163,300	8,469
NHN Corp. (a)	79,108	28,099
Samsung Electronics Co. Ltd.	23,165	15,817
Shinhan Financial Group Co. Ltd.	456,710	22,759
Shinsegae Co. Ltd.	15,900	7,772
Woongjin Coway Co. Ltd. unit (a)(e)	483,500	7,177
TOTAL KOREA (SOUTH)		183,220
Luxembourg - 0.2%
SES Global unit	1,085,903	17,742
Mexico - 0.4%
America Movil SA de CV Series L sponsored ADR	423,900	15,646
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	36,100	1,201
Urbi, Desarrollos Urbanos, SA de CV (a)	1,373,800	11,238
TOTAL MEXICO		28,085
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Netherlands - 2.6%
ABN-AMRO Holding NV (d)	1,200,100	$35,869
ASML Holding NV (NY Shares) (a)	372,500	7,878
EADS NV (d)	505,400	19,945
Fugro NV (Certificaten Van Aandelen) unit	418,300	17,563
ING Groep NV (Certificaten Van Aandelen)	1,285,844	52,180
Koninklijke Numico NV	229,000	10,378
Koninklijke Wessanen NV	571,800	9,248
Randstad Holdings NV	198,700	13,211
Tele Atlas NV (Netherlands) (a)	132,400	3,358
VNU NV	388,575	13,340
TOTAL NETHERLANDS		182,970
Norway - 1.9%
DnB NOR ASA (d)	928,300	12,881
Norsk Hydro ASA	264,200	40,423
ProSafe ASA	329,200	19,554
Statoil ASA (d)	511,800	16,861
TANDBERG ASA (d)	1,789,900	18,228
TANDBERG Television ASA (a)	636,000	12,799
Telenor ASA	1,338,200	15,528
TOTAL NORWAY		136,274
Portugal - 0.2%
Energias de Portugal SA	4,219,400	16,609
Russia - 0.3%
Novatek JSC GDR (e)	66,900	2,843
OAO Gazprom sponsored ADR	411,600	18,934
TOTAL RUSSIA		21,777
Singapore - 0.4%
Ascendas Real Estate Investment Trust (A-REIT)	4,630,000	6,678
HTL International Holdings Ltd.	7,187,500	5,956
Keppel Corp. Ltd.	1,166,000	11,285
STATS ChipPAC Ltd. (a)	4,624,000	3,949
TOTAL SINGAPORE		27,868
South Africa - 1.8%
African Bank Investments Ltd.	1,707,000	9,539
FirstRand Ltd.	7,320,900	24,109
Foschini Ltd.	1,374,300	13,920
Gold Fields Ltd.	405,500	10,304
MTN Group Ltd.	2,089,100	20,848
Common Stocks - continued
	Shares	Value (Note 1) (000s)
South Africa - continued
Naspers Ltd. Class N	399,800	$8,777
Nedbank Group Ltd.	410,444	8,571
Standard Bank Group Ltd.	522,700	7,459
Steinhoff International Holdings Ltd.	6,519,266	25,839
TOTAL SOUTH AFRICA		129,366
Spain - 1.9%
Antena 3 Television SA (d)	554,756	14,614
Banco Bilbao Vizcaya Argentaria SA	3,093,800	68,249
Banco Santander Central Hispano SA	1,902,500	29,500
Gestevision Telecinco SA	256,800	6,561
Inditex SA	337,900	13,749
TOTAL SPAIN		132,673
Sweden - 1.1%
Atlas Copco AB (B Shares) (d)	1,378,700	37,660
Eniro AB	1,035,700	11,365
Hennes & Mauritz AB (H&M) (B Shares) (d)	194,400	7,384
Modern Times Group AB (MTG) (B Shares) (a)	160,900	8,834
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	366,300	12,993
TOTAL SWEDEN		78,236
Switzerland - 8.5%
ABB Ltd. sponsored ADR	1,647,100	23,422
Actelion Ltd. (Reg.) (a)	123,336	13,942
Compagnie Financiere Richemont unit	783,838	40,604
Credit Suisse Group sponsored ADR	220,100	13,380
Credit Suisse Group (Reg.) (d)	704,294	44,235
Lindt & Spruengli AG (participation certificate)	10,132	20,668
Nestle SA (Reg.)	199,565	60,861
Nobel Biocare Holding AG (Switzerland) (d)	68,513	16,931
Novartis AG (Reg.)	1,440,008	82,815
Pargesa Holding SA	141,700	14,395
Roche Holding AG (participation certificate)	592,565	91,109
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	12,915	12,777
Swiss Life Holding	95,400	21,979
Syngenta AG:
warrants 5/22/06 (a)	177,108	284
(Switzerland)	194,108	26,962
The Swatch Group AG (Reg.)	389,573	14,291
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Switzerland - continued
UBS AG (NY Shares)	681,550	$79,639
Zurich Financial Services AG	105,040	25,555
TOTAL SWITZERLAND		603,849
Taiwan - 0.7%
Holtek Semiconductor, Inc.	2,780,371	5,568
Hon Hai Precision Industry Co. Ltd. (Foxconn)	2,625,742	17,817
Merry Electronics Co. Ltd.	3,021,000	10,652
Phoenix Precision Technology Corp.	4,827,400	11,000
Powertech Technology, Inc.	2,086,000	7,159
TOTAL TAIWAN		52,196
Thailand - 0.2%
Kasikornbank PCL (For. Reg.)	6,171,500	11,182
Turkey - 0.6%
Finansbank AS	4,168,014	21,746
Tupras-Turkiye Petrol Rafinerileri AS	844,000	17,869
TOTAL TURKEY		39,615
United Arab Emirates - 0.2%
Investcom LLC GDR	1,055,300	15,988
United Kingdom - 13.7%
Anglo American PLC (United Kingdom)	880,600	37,500
AstraZeneca PLC sponsored ADR	266,300	14,681
BAE Systems PLC	4,917,309	37,441
Benfield Group PLC	2,792,700	19,787
BG Group PLC	1,368,000	18,387
BG Group PLC sponsored ADR	200,000	13,432
BHP Billiton PLC	1,346,800	27,731
BP PLC sponsored ADR	1,377,900	101,572
British American Tobacco PLC	623,100	15,920
British American Tobacco PLC sponsored ADR	388,200	19,837
British Land Co. PLC	627,900	14,383
Capita Group PLC	1,106,900	9,402
Carnival PLC	212,200	10,500
CLS Holdings PLC (a)	623,893	6,269
CSR PLC (a)	300,100	6,617
EMI Group PLC	1,826,400	9,393
Enterprise Inns PLC	505,225	8,597
GlaxoSmithKline PLC sponsored ADR	1,727,200	98,243
Common Stocks - continued
	Shares	Value (Note 1) (000s)
United Kingdom - continued
HSBC Holdings PLC:
(Hong Kong) (Reg.)	2,694,477	$46,711
(United Kingdom) (Reg.)	700,000	12,135
Imperial Tobacco Group PLC	76,000	2,362
Imperial Tobacco Group PLC sponsored ADR	175,100	10,975
Informa PLC	1,379,400	12,302
International Power PLC	3,077,300	16,710
Ladbrokes PLC	11	0
Man Group PLC	273,700	12,614
Marks & Spencer Group PLC	2,138,400	22,834
NDS Group PLC sponsored ADR (a)	83,800	4,224
Prudential PLC	1,167,482	13,701
Reckitt Benckiser PLC	538,900	19,647
Renovo Group PLC	2,788,400	5,772
Reuters Group PLC sponsored ADR	315,700	13,411
Rio Tinto PLC sponsored ADR	137,100	30,532
Rolls-Royce Group PLC	3,597,561	31,263
Royal Bank of Scotland Group PLC	732,071	23,912
Royal Dutch Shell PLC Class B	1,927,259	68,813
Scottish & Southern Energy PLC	1,021,200	20,952
SIG PLC	536,100	8,848
Smiths Group PLC	913,000	16,976
Tesco PLC	2,092,100	12,190
Vedanta Resources PLC	464,600	13,371
Virgin Mobile Holdings (UK) PLC	1,141,000	7,762
Vodafone Group PLC	22,088,212	52,349
VT Group PLC	1,218,600	10,223
Whatman PLC	735,900	4,211
Yell Group PLC	614,365	5,759
TOTAL UNITED KINGDOM		970,251
United States of America - 0.8%
Macquarie Infrastructure Co. Trust	131,000	3,825
NTL, Inc. (a)	934,000	25,666
Synthes, Inc.	244,488	30,356
TOTAL UNITED STATES OF AMERICA		59,847
TOTAL COMMON STOCKS (Cost $5,213,229)		6,721,415
Nonconvertible Preferred Stocks - 1.2%
	Shares	Value (Note 1) (000s)
Germany - 0.8%
Fresenius AG (non-vtg.)	94,600	$16,369
Hugo Boss AG (non-vtg.) (d)	332,800	15,745
Porsche AG (non-vtg.)	20,595	20,540
TOTAL GERMANY		52,654
Italy - 0.4%
Banca Intesa Spa (Risp) (d)	5,637,502	31,331
United Kingdom - 0.0%
Rolls-Royce Group PLC Series B	193,548,781	376
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $58,570)		84,361
Government Obligations - 0.1%
Principal Amount (000s)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 4.44% to 4.72% 5/11/06 to 7/27/06 (f) (Cost $4,570)	$4,610	4,570
Money Market Funds - 13.6%
	Shares
Fidelity Cash Central Fund, 4.8% (b)	371,284,488	371,284
Fidelity Securities Lending Cash Central Fund, 4.83% (b)(c)	595,888,669	595,889
TOTAL MONEY MARKET FUNDS (Cost $967,173)		967,173
TOTAL INVESTMENT PORTFOLIO - 109.6% (Cost $6,243,542)		7,777,519
NET OTHER ASSETS - (9.6)%		(681,315)
NET ASSETS - 100%		$7,096,204
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
1,157 Nikkei 225 Index Contracts (Japan)	June 2006	$97,969	$3,906

The face value of futures purchased as a percentage of net assets - 1.4%
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security is on loan at period end.

(e)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $22,526,000 or 0.3% of net assets.

(f)Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $4,570,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$4,313
Fidelity Securities Lending Cash Central Fund	2,139
Total	$6,452

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2006 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $568,605) - See accompanying schedule: Unaffiliated issuers (cost $5,276,369)	$6,810,346
Affiliated Central Funds (cost $967,173)	967,173
Total Investments (cost $6,243,542)		$7,777,519
Receivable for investments sold		65,191
Receivable for fund shares sold		26,813
Dividends receivable		16,631
Interest receivable		1,027
Prepaid expenses		10
Other affiliated receivables		2
Other receivables		2,293
Total assets		7,889,486

Liabilities
Payable to custodian bank	$9,553
Payable for investments purchased	173,462
Payable for fund shares redeemed	5,561
Accrued management fee	4,525
Distribution fees payable	22
Payable for daily variation on futures contracts	636
Other affiliated payables	1,281
Other payables and accrued expenses	2,353
Collateral on securities loaned, at value	595,889
Total liabilities		793,282

Net Assets		$7,096,204
Net Assets consist of:
Paid in capital		$5,350,578
Undistributed net investment income		31,688
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		177,429
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,536,509
Net Assets		$7,096,204

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2006 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($83,827 ÷ 2,319.55 shares)	$36.14

Maximum offering price per share (100/94.25 of $36.14)	$38.34
Class T: Net Asset Value and redemption price per share ($5,499 ÷ 152.48 shares)	$36.06

Maximum offering price per share (100/96.50 of $36.06)	$37.37
Class B: Net Asset Value and offering price per share ($2,201 ÷ 61.195 shares)A	$35.97

Class C: Net Asset Value and offering price per share ($3,302 ÷ 91.64 shares)A	$36.03

International Discovery Fund: Net Asset Value, offering price and redemption price per share ($6,978,595 ÷ 192,214 shares)	$36.31

Institutional Class: Net Asset Value, offering price and redemption price per share ($22,780 ÷ 626.94 shares)	$36.34

ARedemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2006 (Unaudited)
Investment Income
Dividends		$63,039
Interest		95
Income from affiliated Central Funds		6,452
		69,586
Less foreign taxes withheld		(4,653)
Total income		64,933

Expenses
Management fee Basic fee	$19,251
Performance adjustment	2,616
Transfer agent fees	5,958
Distribution fees	72
Accounting and security lending fees	821
Independent trustees' compensation	10
Custodian fees and expenses	927
Registration fees	470
Audit	60
Legal	17
Interest	2
Miscellaneous	22
Total expenses before reductions	30,226
Expense reductions	(2,053)	28,173
Net investment income (loss)		36,760
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	186,748
Foreign currency transactions	(545)
Futures contracts	9,715
Total net realized gain (loss)		195,918
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $1,490)	940,125
Assets and liabilities in foreign currencies	618
Futures contracts	435
Total change in net unrealized appreciation (depreciation)		941,178
Net gain (loss)		1,137,096
Net increase (decrease) in net assets resulting from operations		$1,173,856

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2006 (Unaudited)	Year ended October 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$36,760	$41,777
Net realized gain (loss)	195,918	194,174
Change in net unrealized appreciation (depreciation)	941,178	324,844
Net increase (decrease) in net assets resulting from operations	1,173,856	560,795
Distributions to shareholders from net investment income	(41,324)	(12,813)
Distributions to shareholders from net realized gain	(189,744)	(10,250)
Total distributions	(231,068)	(23,063)
Share transactions - net increase (decrease)	2,188,556	1,234,164
Redemption fees	109	193
Total increase (decrease) in net assets	3,131,453	1,772,089

Net Assets
Beginning of period	3,964,751	2,192,662
End of period (including undistributed net investment income of $31,688 and undistributed net investment income of $40,185, respectively)	$7,096,204	$3,964,751

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class A

	Six months ended April 30, 2006	Year ended October 31,
	(Unaudited)	2005 F
Selected Per-Share Data
Net asset value, beginning of period	$30.57	$27.41
Income from Investment Operations
Net investment income (loss) E	.19	.28
Net realized and unrealized gain (loss)	7.09	2.88
Total from investment operations	7.28	3.16
Distributions from net investment income	(.31)	-
Distributions from net realized gain	(1.40)	-
Total distributions	(1.71)	-
Redemption fees added to paid in capital E	- H	- H
Net asset value, end of period	$36.14	$30.57
Total Return B, C, D	24.87%	11.53%
Ratios to Average Net Assets G
Expenses before reductions	1.35% A	1.42% A
Expenses net of fee waivers, if any	1.35% A	1.42% A
Expenses net of all reductions	1.27% A	1.36% A
Net investment income (loss)	1.15% A	1.15% A
Supplemental Data
Net assets, end of period (in millions)	$84	$2
Portfolio turnover rate	57% A	75%

AAnnualized

BTotal returns for periods of less than one year are not annualized.

CTotal returns would have been lower had certain expenses not been reduced during the periods shown.

DTotal returns do not include the effect of the sales charges.

ECalculated based on average shares outstanding during the period.

FFor the period January 6, 2005 (commencement of sale of shares) to October 31, 2005.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

HAmount represents less than $.01 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class T

	Six months ended April 30, 2006	Year ended October 31,
	(Unaudited)	2005 F
Selected Per-Share Data
Net asset value, beginning of period	$30.49	$27.41
Income from Investment Operations
Net investment income (loss) E	.12	.20
Net realized and unrealized gain (loss)	7.09	2.88
Total from investment operations	7.21	3.08
Distributions from net investment income	(.24)	-
Distributions from net realized gain	(1.40)	-
Total distributions	(1.64)	-
Redemption fees added to paid in capital E	- H	- H
Net asset value, end of period	$36.06	$30.49
Total Return B, C, D	24.67%	11.24%
Ratios to Average Net Assets G
Expenses before reductions	1.78% A	1.75% A
Expenses net of fee waivers, if any	1.75% A	1.75% A
Expenses net of all reductions	1.67% A	1.69% A
Net investment income (loss)	.75% A	.83% A
Supplemental Data
Net assets, end of period (in millions)	$5	$2
Portfolio turnover rate	57% A	75%

AAnnualized

BTotal returns for periods of less than one year are not annualized.

CTotal returns would have been lower had certain expenses not been reduced during the periods shown.

DTotal returns do not include the effect of the sales charges.

ECalculated based on average shares outstanding during the period.

FFor the period January 6, 2005 (commencement of sale of shares) to October 31, 2005.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

HAmount represents less than $.01 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class B

	Six months ended April 30, 2006	Year ended October 31,
	(Unaudited)	2005 F
Selected Per-Share Data
Net asset value, beginning of period	$30.36	$27.41
Income from Investment Operations
Net investment income (loss) E	.04	.08
Net realized and unrealized gain (loss)	7.08	2.87
Total from investment operations	7.12	2.95
Distributions from net investment income	(.11)	-
Distributions from net realized gain	(1.40)	-
Total distributions	(1.51)	-
Redemption fees added to paid in capital E	- H	- H
Net asset value, end of period	$35.97	$30.36
Total Return B, C, D	24.39%	10.76%
Ratios to Average Net Assets G
Expenses before reductions	2.33% A	2.24% A
Expenses net of fee waivers, if any	2.25% A	2.24% A
Expenses net of all reductions	2.17% A	2.18% A
Net investment income (loss)	.25% A	.33% A
Supplemental Data
Net assets, end of period (in millions)	$2	$1
Portfolio turnover rate	57% A	75%

AAnnualized

BTotal returns for periods of less than one year are not annualized.

CTotal returns would have been lower had certain expenses not been reduced during the periods shown.

DTotal returns do not include the effect of the contingent deferred sales charge.

ECalculated based on average shares outstanding during the period.

FFor the period January 6, 2005 (commencement of sale of shares) to October 31, 2005.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

HAmount represents less than $.01 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class C

	Six months ended April 30, 2006	Year ended October 31,
	(Unaudited)	2005 F
Selected Per-Share Data
Net asset value, beginning of period	$30.41	$27.41
Income from Investment Operations
Net investment income (loss) E	.06	.13
Net realized and unrealized gain (loss)	7.08	2.87
Total from investment operations	7.14	3.00
Distributions from net investment income	(.12)	-
Distributions from net realized gain	(1.40)	-
Total distributions	(1.52)	-
Redemption fees added to paid in capital E	- H	- H
Net asset value, end of period	$36.03	$30.41
Total Return B, C, D	24.41%	10.94%
Ratios to Average Net Assets G
Expenses before reductions	2.16% A	2.04% A
Expenses net of fee waivers, if any	2.16% A	2.04% A
Expenses net of all reductions	2.09% A	1.98% A
Net investment income (loss)	.34% A	.53% A
Supplemental Data
Net assets, end of period (in millions)	$3	$2
Portfolio turnover rate	57% A	75%

AAnnualized

BTotal returns for periods of less than one year are not annualized.

CTotal returns would have been lower had certain expenses not been reduced during the periods shown.

DTotal returns do not include the effect of the contingent deferred sales charge.

ECalculated based on average shares outstanding during the period.

FFor the period January 6, 2005 (commencement of sale of shares) to October 31, 2005.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

HAmount represents less than $.01 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - International Discovery Fund

	Six months ended April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$30.65	$25.31	$21.87	$16.66	$17.61	$26.70
Income from Investment Operations
Net investment income (loss) E	.23	.37	.22	.19	.11	.19 F
Net realized and unrealized gain (loss)	7.14	5.24	3.40	5.11	(1.06)	(6.11)
Total from investment operations	7.37	5.61	3.62	5.30	(.95)	(5.92)
Distributions from net investment income	(.31)	(.15)	(.18)	(.09)	-	(.51)
Distributions from net realized gain	(1.40)	(.12)	-	-	-	(2.66)
Total distributions	(1.71)	(.27)	(.18)	(.09)	-	(3.17)
Redemption fees added to paid in capital E	- D	- D	- D	- D	- D	- D
Net asset value, end of period	$36.31	$30.65	$25.31	$21.87	$16.66	$17.61
Total Return B, C	25.10%	22.29%	16.65%	31.97%	(5.39)%	(24.91)%
Ratios to Average Net Assets G
Expenses before reductions	1.13% A	1.08%	1.10%	1.14%	1.14%	1.14%
Expenses net of fee waivers, if any	1.12% A	1.07%	1.10%	1.14%	1.14%	1.14%
Expenses net of all reductions	1.05% A	1.01%	1.06%	1.11%	1.12%	1.09%
Net investment income (loss)	1.37% A	1.35%	.92%	1.08%	.59%	.91%
Supplemental Data
Net assets, end of period (in millions)	$6,979	$3,949	$2,193	$1,243	$890	$882
Portfolio turnover rate	57% A	75%	87%	81%	63%	81%

AAnnualized

BTotal returns for periods of less than one year are not annualized.

CTotal returns would have been lower had certain expenses not been reduced during the periods shown.

DAmount represents less than $.01 per share.

ECalculated based on average shares outstanding during the period.

FInvestment income per share reflects a special dividend which amounted to $.04 per share.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

	Six months ended April 30, 2006	Year ended October 31,
	(Unaudited)	2005 E
Selected Per-Share Data
Net asset value, beginning of period	$30.68	$27.41
Income from Investment Operations
Net investment income (loss) D	.24	.38
Net realized and unrealized gain (loss)	7.15	2.89
Total from investment operations	7.39	3.27
Distributions from net investment income	(.33)	-
Distributions from net realized gain	(1.40)	-
Total distributions	(1.73)	-
Redemption fees added to paid in capital D	- G	- G
Net asset value, end of period	$36.34	$30.68
Total Return B, C	25.18%	11.93%
Ratios to Average Net Assets F
Expenses before reductions	1.05% A	.97% A
Expenses net of fee waivers, if any	1.05% A	.97% A
Expenses net of all reductions	.98% A	.90% A
Net investment income (loss)	1.44% A	1.60% A
Supplemental Data
Net assets, end of period (in millions)	$23	$10
Portfolio turnover rate	57% A	75%

AAnnualized

BTotal returns for periods of less than one year are not annualized.

CTotal returns would have been lower had certain expenses not been reduced during the periods shown.

DCalculated based on average shares outstanding during the period.

EFor the period January 6, 2005 (commencement of sale of shares) to October 31, 2005.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

GAmount represents less than $.01 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended April 30, 2006 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity International Discovery Fund (the fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, International Discovery Fund and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile. The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

1. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$1,559,876
Unrealized depreciation	(28,627)
Net unrealized appreciation (depreciation)	$1,531,249
Cost for federal income tax purposes	$6,246,270

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Repurchase Agreements - continued

institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Semiannual Report

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,279,645 and $1,491,856, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the investment performance of the asset-weighted return of all classes as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .82% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$44	$-
Class T	.25%	.25%	9	1
Class B	.75%	.25%	7	5
Class C	.75%	.25%	12	9
			$72	$15

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$14
Class T	3
Class B *	-
Class C *	-
$17

*When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund, except for International Discovery Fund. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for International Discovery Fund shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets
Class A	$30	.17 *
Class T	6	.37 *
Class B	3	.42 *
Class C	3	.26 *
International Discovery Fund	5,904	.22 *
Institutional Class	12	.14 *
	$5,958

*Annualized

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $7 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $6,674. The weighted average interest rate was 4.78%. At period end, there were no bank borrowings outstanding.

7. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Security Lending - continued

disclosed on the fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Net income from lending portfolio securities during the period amounted to $2,139.

8. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Fidelity International Discovery Fund's operating expenses. During the period, this reimbursement reduced the class expenses by $38.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class T	1.75%	1
Class B	2.25%	1
		$2

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $1,935 for the period. In addition, through arrangements with the fund's custodian and ach class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
International Discovery Fund	$78

Semiannual Report

9. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2006	Year ended October 31, 2005
From net investment income
Class A	$38	$-
Class T	18	-
Class B	3	-
Class C	8	-
International Discovery Fund	41,152	12,813
Institutional Class	105	-
Total	$41,324	$12,813
From net realized gain
Class A	$173	$-
Class T	102	-
Class B	40	-
Class C	94	-
International Discovery Fund	188,890	10,250
Institutional Class	445	-
Total	$189,744	$10,250

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2006	Year ended October 31, 2005 A	Six months ended April 30, 2006	Year ended October 31, 2005 A
Class A
Shares sold	2,274	62	$75,461	$1,786
Reinvestment of distributions	5	-	160	-
Shares redeemed	(20)	(1)	(687)	(30)
Net increase (decrease)	2,259	61	$74,934	$1,756
Class T
Shares sold	97	63	$3,258	$1,829
Reinvestment of distributions	4	-	112	-
Shares redeemed	(10)	(2)	(354)	(58)
Net increase (decrease)	91	61	$3,016	$1,771
Class B
Shares sold	40	27	$1,324	$759
Reinvestment of distributions	1	-	37	-
Shares redeemed	(5)	(2)	(159)	(53)
Net increase (decrease)	36	25	$1,202	$706
Class C
Shares sold	48	63	$1,559	$1,805
Reinvestment of distributions	1	-	41	-
Shares redeemed	(20)	-	(660)	(1)
Net increase (decrease)	29	63	$940	$1,804
International Discovery Fund
Shares sold	69,363	73,475	$2,314,644	$2,106,762
Reinvestment of distributions	7,089	781	215,944	21,434
Shares redeemed	(13,064)	(32,072)	(432,403)	(909,132)
Net increase (decrease)	63,388	42,184	$2,098,185	$1,219,064
Institutional Class
Shares sold	337	365	$11,189	$10,479
Reinvestment of distributions	4	-	121	-
Shares redeemed	(31)	(48)	(1,031)	(1,416)
Net increase (decrease)	310	317	$10,279	$9,063

AShare transactions for Class A, T, B, C and Institutional Class are for the period January 6, 2005 (commencement of sale of shares) to April 30, 2006.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity International Discovery Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund's management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund's assets; (iii) the nature or level of services provided under the fund's management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund's management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund's portfolio manager would not change, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Agreement is fair and reasonable, and that the fund's Agreement should be approved.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

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Semiannual Report

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

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Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

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Attn: Distribution Services
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Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

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Fidelity Advisor

International Discovery

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2006

(2_fidelity_logos) (Registered_Trademark)

Class A, Class T, Class B, and Class C are classes of Fidelity® International Discovery Fund

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time-tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d
Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on redemptions of shares purchased prior to October 12, 1990, and redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2005 to April 30, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2005	Ending Account Value April 30, 2006	Expenses Paid During Period * November 1, 2005 to April 30, 2006
Class A
Actual	$1,000.00	$1,248.70	$7.53
HypotheticalA	$1,000.00	$1,018.10	$6.76
Class T
Actual	$1,000.00	$1,246.70	$9.75
HypotheticalA	$1,000.00	$1,016.12	$8.75
Class B
Actual	$1,000.00	$1,243.90	$12.52
HypotheticalA	$1,000.00	$1,013.64	$11.23
Class C
Actual	$1,000.00	$1,244.10	$12.02
HypotheticalA	$1,000.00	$1,014.08	$10.79
International Discovery Fund
Actual	$1,000.00	$1,251.00	$6.25
HypotheticalA	$1,000.00	$1,019.24	$5.61
Institutional Class
Actual	$1,000.00	$1,251.80	$5.86
HypotheticalA	$1,000.00	$1,019.59	$5.26

A5% return per year before expenses

*Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.35%
Class T	1.75%
Class B	2.25%
Class C	2.16%
International Discovery Fund	1.12%
Institutional Class	1.05%

Semiannual Report

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2006
Japan21.7%
United Kingdom13.7%
France11.1%
Germany10.0%
Switzerland8.5%
Australia3.8%
United States of America3.5%
Italy3.2%
Korea (South)2.6%
Other21.9%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2005
Japan23.0%
United Kingdom17.8%
Germany9.1%
Switzerland8.8%
France7.5%
Australia4.3%
Netherlands3.0%
Italy2.8%
Spain2.5%
Other21.2%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	97.3	99.4
Short-Term Investments and Net Other Assets	2.7	0.6
Top Ten Stocks as of April 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
BP PLC sponsored ADR (United Kingdom, Oil, Gas & Consumable Fuels)	1.4	2.1
Total SA Series B (France, Oil, Gas & Consumable Fuels)	1.4	1.7
GlaxoSmithKline PLC sponsored ADR (United Kingdom, Pharmaceuticals)	1.4	1.5
Toyota Motor Corp. (Japan, Automobiles)	1.3	1.4
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.3	1.8
Novartis AG (Reg.) (Switzerland, Pharmaceuticals)	1.2	1.8
UBS AG (NY Shares) (Switzerland, Capital Markets)	1.1	0.5
E.ON AG (Germany, Electric Utilities)	1.1	0.9
Allianz AG (Reg.) (Germany, Insurance)	1.0	1.2
Royal Dutch Shell PLC Class B (United Kingdom, Oil, Gas & Consumable Fuels)	1.0	1.5
	12.2
Market Sectors as of April 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.7	24.5
Consumer Discretionary	15.5	15.6
Industrials	11.3	11.0
Information Technology	9.3	7.6
Energy	8.7	8.4
Health Care	7.5	10.0
Materials	5.9	5.7
Consumer Staples	5.7	8.9
Utilities	4.2	2.0
Telecommunication Services	2.1	4.4

Semiannual Report

Investments April 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.7%
	Shares	Value (Note 1) (000s)
Australia - 3.8%
ABC Learning Centres Ltd.	17,451	$104
AMP Ltd.	699,000	4,784
Aristocrat Leisure Ltd.	484,123	5,417
Babcock & Brown Japan Property Trust	8,156,000	11,090
BHP Billiton Ltd.	2,560,200	58,321
Billabong International Ltd.	1,664,428	19,497
Commonwealth Bank of Australia	296,000	10,568
Computershare Ltd.	2,543,600	15,226
CSL Ltd.	345,050	15,124
Downer EDI Ltd.	3,129,097	20,633
Dyno Nobel Ltd.	1,156,300	2,301
Macquarie Airports unit	2,050,236	5,108
Macquarie Bank Ltd.	404,800	21,956
Macquarie Communications Infrastructure Group unit	1,632,940	6,823
Macquarie Infrastructure Group unit	1,680,541	4,558
Mortgage Choice Ltd.	1,123,400	2,219
National Australia Bank Ltd.	582,700	16,642
QBE Insurance Group Ltd.	1,186,267	20,168
Seek Ltd.	2,000,000	6,032
Transurban Group unit	952,767	4,777
Zinifex Ltd.	2,388,800	18,782
TOTAL AUSTRALIA		270,130
Austria - 1.1%
Austriamicrosystems AG (a)	111,000	7,155
Erste Bank der Oesterreichischen Sparkassen AG	208,400	12,647
Oesterreichische Elektrizitaetswirtschafts AG (Verbund)	39,800	18,919
OMV AG	365,800	25,434
Telekom Austria AG	472,700	11,600
TOTAL AUSTRIA		75,755
Bermuda - 0.1%
Catlin Group Ltd.	486,300	4,297
Ports Design Ltd.	2,005,000	3,168
TOTAL BERMUDA		7,465
Brazil - 0.5%
Banco Bradesco SA (PN) sponsored ADR (non-vtg.)	234,400	8,924
Banco Itau Holding Financeira SA (PN) (non-vtg.)	108,170	3,470
Banco Nossa Caixa SA	256,500	5,789
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Brazil - continued
CSU Cardsystem SA sponsored ADR (a)(e)	158,000	$4,037
Uniao de Bancos Brasileiros SA (Unibanco) GDR	171,900	13,640
TOTAL BRAZIL		35,860
Cayman Islands - 0.6%
Foxconn International Holdings Ltd. (a)	5,711,000	12,301
GlobalSantaFe Corp.	283,300	17,341
Himax Technologies, Inc. sponsored ADR	158,800	1,413
Suntech Power Holdings Co. Ltd. sponsored ADR	187,900	6,443
Xinao Gas Holdings Ltd.	5,392,000	4,972
TOTAL CAYMAN ISLANDS		42,470
China - 0.5%
China Shenhua Energy Co. Ltd. (H Shares)	5,943,500	10,770
China Techfaith Wireless Communication Technology Ltd. sponsored ADR	238,791	3,250
Dalian Port (PDA) Co. Ltd. (H Shares)	692,000	386
Focus Media Holding Ltd. ADR	162,000	9,783
Li Ning Co. Ltd.	7,030,000	7,888
Shanghai Prime Machinery Co. Ltd. (H Shares)	1,552,000	581
TOTAL CHINA		32,658
Denmark - 0.3%
Vestas Wind Systems AS (a)	670,200	18,192
Finland - 2.0%
Citycon Oyj	576,935	2,700
Citycon Oyj New	115,387	540
Fortum Oyj	929,700	23,483
Metso Corp.	481,500	19,136
Neste Oil Oyj	640,550	22,353
Nokia Corp. sponsored ADR	2,586,400	58,608
Sampo Oyj (A Shares)	695,900	14,364
TOTAL FINLAND		141,184
France - 11.1%
Accor SA	314,900	19,821
Alcatel SA (RFD) (a)	1,089,900	15,716
Alstom SA (a)	211,000	19,114
April Group (d)	286,900	15,257
AXA SA	1,049,400	38,419
BNP Paribas SA	381,127	36,016
BNP Paribas SA New	38,112	3,479
Common Stocks - continued
	Shares	Value (Note 1) (000s)
France - continued
Carrefour SA (d)	578,000	$33,530
Compagnie Generale de Geophysique SA (a)	205,999	33,293
Financiere Marc de Lacharriere SA (Fimalac)	105,900	10,054
Groupe Danone	88,500	11,043
L'Oreal SA	296,700	27,513
Legrand SA	35,600	1,042
Louis Vuitton Moet Hennessy (LVMH)	325,800	34,302
Neopost SA	280,900	31,772
Nexity	467,000	32,641
Orpea (a)	269,064	19,961
Pernod Ricard SA	171,500	33,257
Renault SA	383,100	44,467
Sanofi-Aventis sponsored ADR	976,500	45,935
Schneider Electric SA	190,000	21,514
Silicon On Insulator Technologies SA (SOITEC) (a)	283,425	9,251
Societe Generale Series A	291,500	44,537
Suez SA (France) (d)	1,105,800	43,514
Total SA Series B	363,844	100,435
Veolia Environnement	159,700	9,542
Vinci SA	263,500	26,180
Vivendi Universal SA sponsored ADR (d)	816,500	29,827
TOTAL FRANCE		791,432
Germany - 9.2%
ADVA AG Optical Networking (a)	279,500	3,315
Allianz AG (Reg.) (d)	425,830	71,241
Bayer AG sponsored ADR (d)	470,300	21,234
Bilfinger Berger AG	148,500	9,460
Continental AG	93,400	11,120
Deutsche Boerse AG	234,900	33,972
Deutsche Postbank AG (d)	267,100	20,421
E.ON AG (d)	613,300	74,682
GFK AG	288,897	13,238
Heidelberger Druckmaschinen AG	707,500	35,705
Hugo Boss AG	43,200	2,041
Hypo Real Estate Holding AG	179,368	12,542
Infineon Technologies AG sponsored ADR (a)	2,040,100	24,930
KarstadtQuelle AG (a)(d)	775,000	23,300
Linde AG (d)	177,200	15,864
Merck KGaA	118,800	12,590
MPC Muenchmeyer Petersen Capital AG (d)	50,500	4,243
MTU Aero Engines Holding AG	337,500	12,246
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Germany - continued
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	178,400	$25,281
Pfleiderer AG	1,058,096	31,919
Premiere AG (a)(d)	907,900	14,891
Q-Cells AG	149,200	13,770
RWE AG	398,119	34,517
SAP AG	99,900	21,830
SGL Carbon AG (a)	632,300	13,282
Siemens AG sponsored ADR	359,600	34,033
SolarWorld AG	59,700	18,604
United Internet AG	368,778	24,194
Wacker Chemie AG	22,300	2,926
Wincor Nixdorf AG	117,800	16,943
TOTAL GERMANY		654,334
Greece - 0.4%
EFG Eurobank Ergasias SA	311,750	12,421
Greek Organization of Football Prognostics SA	359,130	13,276
TOTAL GREECE		25,697
Hong Kong - 1.0%
Chaoda Modern Agriculture (Holdings) Ltd.	12,600,000	8,776
CNOOC Ltd.	21,546,300	17,369
Esprit Holdings Ltd.	3,610,500	28,825
Li & Fung Ltd.	4,172,000	9,901
Wharf Holdings Ltd.	1,509,000	6,053
TOTAL HONG KONG		70,924
India - 1.0%
Cipla Ltd.	1,277,912	7,246
Infosys Technologies Ltd.	342,896	23,977
Pfizer Ltd.	218,539	5,004
Punj Lloyd Ltd.	13,941	317
State Bank of India	721,022	16,256
Sun TV Ltd.	10,986	312
Suzlon Energy Ltd.	714,804	20,054
TOTAL INDIA		73,166
Indonesia - 0.3%
PT Bank Rakyat Indonesia Tbk	14,168,800	7,459
PT Perusahaan Gas Negara Tbk Series B	9,993,500	14,106
TOTAL INDONESIA		21,565
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Ireland - 0.9%
AgCert International	1,462,000	$6,706
Allied Irish Banks PLC	880,600	21,099
C&C Group PLC	2,070,005	16,061
Paddy Power PLC (Ireland)	623,197	11,086
Ryanair Holdings PLC sponsored ADR (a)	128,600	6,054
TOTAL IRELAND		61,006
Israel - 0.7%
Bank Hapoalim BM (Reg.)	2,497,200	12,584
Ormat Industries Ltd.	1,771,900	16,849
Teva Pharmaceutical Industries Ltd. sponsored ADR	459,700	18,618
TOTAL ISRAEL		48,051
Italy - 2.8%
Azimut Holdings Spa	864,500	10,634
Banca Credit Firenze	2,248,700	7,964
Banca Monte dei Paschi di Siena Spa (d)	2,684,000	15,922
ENI Spa	288,800	8,839
ENI Spa sponsored ADR	387,450	23,716
FASTWEB Spa	262,300	13,178
Fiat Spa (a)	1,623,400	22,874
Geox Spa	802,030	11,442
Lottomatica Spa (d)	227,400	10,495
Mediobanca Spa	391,500	8,486
Pirelli & C. Real Estate Spa	235,100	17,254
Unicredito Italiano Spa	6,648,800	50,104
TOTAL ITALY		200,908
Japan - 20.3%
Aeon Co. Ltd.	1,445,200	35,979
Aeon Fantasy Co. Ltd.	19,400	814
Asics Corp.	1,396,000	17,028
Canon, Inc.	603,100	45,715
Credit Saison Co. Ltd.	188,700	9,893
Daikin Industries Ltd.	350,000	12,202
Daiwa House Industry Co. Ltd.	939,000	16,005
Daiwa Securities Group, Inc.	944,000	13,090
East Japan Railway Co.	2,017	15,746
FamilyMart Co. Ltd.	42,100	1,220
Fanuc Ltd.	278,500	26,340
Fast Retailing Co. Ltd.	149,500	14,205
Fujitsu Ltd.	1,724,000	14,367
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Japan - continued
Fullcast Co. Ltd.	1,334	$5,400
Hokuhoku Financial Group, Inc.	1,567,000	6,385
Hoya Corp.	771,100	31,216
Ibiden Co. Ltd.	413,300	19,635
JAFCO Co. Ltd.	116,400	7,748
Japan Tobacco, Inc.	4,245	17,073
JGC Corp.	1,030,400	18,052
JSR Corp.	784,100	24,169
JTEKT Corp.	659,000	14,207
Kahma Co. Ltd. (d)	215,800	5,875
Kansai Urban Banking Corp.	1,288,000	6,074
Keyence Corp.	79,600	20,886
Kose Corp.	181,700	6,622
Kurita Water Industries Ltd.	150,900	3,074
Matsushita Electric Industrial Co. Ltd.	2,105,000	50,962
Mitsubishi Estate Co. Ltd.	826,000	18,061
Mitsubishi UFJ Financial Group, Inc.	3,272	51,240
Mitsui & Co. Ltd.	2,077,000	31,390
Mitsui Fudosan Co. Ltd.	1,335,000	29,895
Mizuho Financial Group, Inc.	6,623	56,474
Nidec Corp.	131,900	10,170
Nikko Cordial Corp.	2,117,500	34,270
Nintendo Co. Ltd.	202,100	30,171
Nippon Electric Glass Co. Ltd.	956,000	21,576
Nippon Oil Corp.	1,544,000	12,216
Nishimatsuya Chain Co. Ltd.	141,800	3,182
Nissan Motor Co. Ltd.	1,373,400	18,081
Nitto Denko Corp.	341,900	28,673
Nomura Holdings, Inc.	433,500	9,832
NSK Ltd.	1,893,000	17,122
Omron Corp.	555,800	15,521
ORIX Corp.	173,920	52,233
SHIMIZU Corp.	2,444,000	16,912
Shin-Etsu Chemical Co. Ltd.	190,300	10,996
Sompo Japan Insurance, Inc.	1,930,000	27,965
Sony Corp. sponsored ADR	711,800	34,835
St. Marc Holdings Co. Ltd.	83,900	5,784
Sugi Pharmacy Co. Ltd.	546,800	12,821
Sumco Corp.	479,700	28,687
Sumitomo Electric Industries Ltd.	1,721,600	27,334
Sumitomo Metal Industries Ltd.	4,099,000	17,278
Sumitomo Mitsui Financial Group, Inc.	5,327	58,474
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Japan - continued
Sumitomo Titanium Corp.	74,900	$14,747
Sumitomo Trust & Banking Co. Ltd.	1,452,000	15,454
T&D Holdings, Inc.	364,400	27,936
Takeda Pharamaceutical Co. Ltd.	457,000	27,932
Teijin Ltd.	3,129,200	21,461
The Daimaru, Inc.	1,171,000	17,050
The Sumitomo Warehouse Co. Ltd.	338,000	2,627
Toho Titanium Co. Ltd.	194,000	14,464
Token Corp.	78,400	5,115
Tokuyama Corp.	1,177,000	19,421
Tokyo Tomin Bank Ltd.	40,700	2,034
Toyota Motor Corp.	1,616,400	94,664
Valor Co. Ltd.	147,400	3,003
Yahoo! Japan Corp.	15,360	8,956
Yamada Denki Co. Ltd.	246,200	26,831
TOTAL JAPAN		1,442,870
Korea (South) - 2.6%
Daegu Bank Co. Ltd.	766,440	14,384
Hyundai Department Store Co. Ltd.	120,820	11,593
Hyundai Engineering & Construction Co. Ltd. (a)	102,900	6,404
Hyundai Motor Co.	79,150	6,957
Kookmin Bank	287,570	25,764
Korean Reinsurance Co.	1,154,385	13,831
LG Household & Health Care Ltd.	177,780	14,194
Macquarie Korea Infrastructure Fund GDR (e)	1,163,300	8,469
NHN Corp. (a)	79,108	28,099
Samsung Electronics Co. Ltd.	23,165	15,817
Shinhan Financial Group Co. Ltd.	456,710	22,759
Shinsegae Co. Ltd.	15,900	7,772
Woongjin Coway Co. Ltd. unit (a)(e)	483,500	7,177
TOTAL KOREA (SOUTH)		183,220
Luxembourg - 0.2%
SES Global unit	1,085,903	17,742
Mexico - 0.4%
America Movil SA de CV Series L sponsored ADR	423,900	15,646
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	36,100	1,201
Urbi, Desarrollos Urbanos, SA de CV (a)	1,373,800	11,238
TOTAL MEXICO		28,085
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Netherlands - 2.6%
ABN-AMRO Holding NV (d)	1,200,100	$35,869
ASML Holding NV (NY Shares) (a)	372,500	7,878
EADS NV (d)	505,400	19,945
Fugro NV (Certificaten Van Aandelen) unit	418,300	17,563
ING Groep NV (Certificaten Van Aandelen)	1,285,844	52,180
Koninklijke Numico NV	229,000	10,378
Koninklijke Wessanen NV	571,800	9,248
Randstad Holdings NV	198,700	13,211
Tele Atlas NV (Netherlands) (a)	132,400	3,358
VNU NV	388,575	13,340
TOTAL NETHERLANDS		182,970
Norway - 1.9%
DnB NOR ASA (d)	928,300	12,881
Norsk Hydro ASA	264,200	40,423
ProSafe ASA	329,200	19,554
Statoil ASA (d)	511,800	16,861
TANDBERG ASA (d)	1,789,900	18,228
TANDBERG Television ASA (a)	636,000	12,799
Telenor ASA	1,338,200	15,528
TOTAL NORWAY		136,274
Portugal - 0.2%
Energias de Portugal SA	4,219,400	16,609
Russia - 0.3%
Novatek JSC GDR (e)	66,900	2,843
OAO Gazprom sponsored ADR	411,600	18,934
TOTAL RUSSIA		21,777
Singapore - 0.4%
Ascendas Real Estate Investment Trust (A-REIT)	4,630,000	6,678
HTL International Holdings Ltd.	7,187,500	5,956
Keppel Corp. Ltd.	1,166,000	11,285
STATS ChipPAC Ltd. (a)	4,624,000	3,949
TOTAL SINGAPORE		27,868
South Africa - 1.8%
African Bank Investments Ltd.	1,707,000	9,539
FirstRand Ltd.	7,320,900	24,109
Foschini Ltd.	1,374,300	13,920
Gold Fields Ltd.	405,500	10,304
MTN Group Ltd.	2,089,100	20,848
Common Stocks - continued
	Shares	Value (Note 1) (000s)
South Africa - continued
Naspers Ltd. Class N	399,800	$8,777
Nedbank Group Ltd.	410,444	8,571
Standard Bank Group Ltd.	522,700	7,459
Steinhoff International Holdings Ltd.	6,519,266	25,839
TOTAL SOUTH AFRICA		129,366
Spain - 1.9%
Antena 3 Television SA (d)	554,756	14,614
Banco Bilbao Vizcaya Argentaria SA	3,093,800	68,249
Banco Santander Central Hispano SA	1,902,500	29,500
Gestevision Telecinco SA	256,800	6,561
Inditex SA	337,900	13,749
TOTAL SPAIN		132,673
Sweden - 1.1%
Atlas Copco AB (B Shares) (d)	1,378,700	37,660
Eniro AB	1,035,700	11,365
Hennes & Mauritz AB (H&M) (B Shares) (d)	194,400	7,384
Modern Times Group AB (MTG) (B Shares) (a)	160,900	8,834
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	366,300	12,993
TOTAL SWEDEN		78,236
Switzerland - 8.5%
ABB Ltd. sponsored ADR	1,647,100	23,422
Actelion Ltd. (Reg.) (a)	123,336	13,942
Compagnie Financiere Richemont unit	783,838	40,604
Credit Suisse Group sponsored ADR	220,100	13,380
Credit Suisse Group (Reg.) (d)	704,294	44,235
Lindt & Spruengli AG (participation certificate)	10,132	20,668
Nestle SA (Reg.)	199,565	60,861
Nobel Biocare Holding AG (Switzerland) (d)	68,513	16,931
Novartis AG (Reg.)	1,440,008	82,815
Pargesa Holding SA	141,700	14,395
Roche Holding AG (participation certificate)	592,565	91,109
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	12,915	12,777
Swiss Life Holding	95,400	21,979
Syngenta AG:
warrants 5/22/06 (a)	177,108	284
(Switzerland)	194,108	26,962
The Swatch Group AG (Reg.)	389,573	14,291
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Switzerland - continued
UBS AG (NY Shares)	681,550	$79,639
Zurich Financial Services AG	105,040	25,555
TOTAL SWITZERLAND		603,849
Taiwan - 0.7%
Holtek Semiconductor, Inc.	2,780,371	5,568
Hon Hai Precision Industry Co. Ltd. (Foxconn)	2,625,742	17,817
Merry Electronics Co. Ltd.	3,021,000	10,652
Phoenix Precision Technology Corp.	4,827,400	11,000
Powertech Technology, Inc.	2,086,000	7,159
TOTAL TAIWAN		52,196
Thailand - 0.2%
Kasikornbank PCL (For. Reg.)	6,171,500	11,182
Turkey - 0.6%
Finansbank AS	4,168,014	21,746
Tupras-Turkiye Petrol Rafinerileri AS	844,000	17,869
TOTAL TURKEY		39,615
United Arab Emirates - 0.2%
Investcom LLC GDR	1,055,300	15,988
United Kingdom - 13.7%
Anglo American PLC (United Kingdom)	880,600	37,500
AstraZeneca PLC sponsored ADR	266,300	14,681
BAE Systems PLC	4,917,309	37,441
Benfield Group PLC	2,792,700	19,787
BG Group PLC	1,368,000	18,387
BG Group PLC sponsored ADR	200,000	13,432
BHP Billiton PLC	1,346,800	27,731
BP PLC sponsored ADR	1,377,900	101,572
British American Tobacco PLC	623,100	15,920
British American Tobacco PLC sponsored ADR	388,200	19,837
British Land Co. PLC	627,900	14,383
Capita Group PLC	1,106,900	9,402
Carnival PLC	212,200	10,500
CLS Holdings PLC (a)	623,893	6,269
CSR PLC (a)	300,100	6,617
EMI Group PLC	1,826,400	9,393
Enterprise Inns PLC	505,225	8,597
GlaxoSmithKline PLC sponsored ADR	1,727,200	98,243
Common Stocks - continued
	Shares	Value (Note 1) (000s)
United Kingdom - continued
HSBC Holdings PLC:
(Hong Kong) (Reg.)	2,694,477	$46,711
(United Kingdom) (Reg.)	700,000	12,135
Imperial Tobacco Group PLC	76,000	2,362
Imperial Tobacco Group PLC sponsored ADR	175,100	10,975
Informa PLC	1,379,400	12,302
International Power PLC	3,077,300	16,710
Ladbrokes PLC	11	0
Man Group PLC	273,700	12,614
Marks & Spencer Group PLC	2,138,400	22,834
NDS Group PLC sponsored ADR (a)	83,800	4,224
Prudential PLC	1,167,482	13,701
Reckitt Benckiser PLC	538,900	19,647
Renovo Group PLC	2,788,400	5,772
Reuters Group PLC sponsored ADR	315,700	13,411
Rio Tinto PLC sponsored ADR	137,100	30,532
Rolls-Royce Group PLC	3,597,561	31,263
Royal Bank of Scotland Group PLC	732,071	23,912
Royal Dutch Shell PLC Class B	1,927,259	68,813
Scottish & Southern Energy PLC	1,021,200	20,952
SIG PLC	536,100	8,848
Smiths Group PLC	913,000	16,976
Tesco PLC	2,092,100	12,190
Vedanta Resources PLC	464,600	13,371
Virgin Mobile Holdings (UK) PLC	1,141,000	7,762
Vodafone Group PLC	22,088,212	52,349
VT Group PLC	1,218,600	10,223
Whatman PLC	735,900	4,211
Yell Group PLC	614,365	5,759
TOTAL UNITED KINGDOM		970,251
United States of America - 0.8%
Macquarie Infrastructure Co. Trust	131,000	3,825
NTL, Inc. (a)	934,000	25,666
Synthes, Inc.	244,488	30,356
TOTAL UNITED STATES OF AMERICA		59,847
TOTAL COMMON STOCKS (Cost $5,213,229)		6,721,415
Nonconvertible Preferred Stocks - 1.2%
	Shares	Value (Note 1) (000s)
Germany - 0.8%
Fresenius AG (non-vtg.)	94,600	$16,369
Hugo Boss AG (non-vtg.) (d)	332,800	15,745
Porsche AG (non-vtg.)	20,595	20,540
TOTAL GERMANY		52,654
Italy - 0.4%
Banca Intesa Spa (Risp) (d)	5,637,502	31,331
United Kingdom - 0.0%
Rolls-Royce Group PLC Series B	193,548,781	376
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $58,570)		84,361
Government Obligations - 0.1%
Principal Amount (000s)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 4.44% to 4.72% 5/11/06 to 7/27/06 (f) (Cost $4,570)	$4,610	4,570
Money Market Funds - 13.6%
	Shares
Fidelity Cash Central Fund, 4.8% (b)	371,284,488	371,284
Fidelity Securities Lending Cash Central Fund, 4.83% (b)(c)	595,888,669	595,889
TOTAL MONEY MARKET FUNDS (Cost $967,173)		967,173
TOTAL INVESTMENT PORTFOLIO - 109.6% (Cost $6,243,542)		7,777,519
NET OTHER ASSETS - (9.6)%		(681,315)
NET ASSETS - 100%		$7,096,204
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
1,157 Nikkei 225 Index Contracts (Japan)	June 2006	$97,969	$3,906

The face value of futures purchased as a percentage of net assets - 1.4%
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security is on loan at period end.

(e)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $22,526,000 or 0.3% of net assets.

(f)Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $4,570,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$4,313
Fidelity Securities Lending Cash Central Fund	2,139
Total	$6,452

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2006 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $568,605) - See accompanying schedule: Unaffiliated issuers (cost $5,276,369)	$6,810,346
Affiliated Central Funds (cost $967,173)	967,173
Total Investments (cost $6,243,542)		$7,777,519
Receivable for investments sold		65,191
Receivable for fund shares sold		26,813
Dividends receivable		16,631
Interest receivable		1,027
Prepaid expenses		10
Other affiliated receivables		2
Other receivables		2,293
Total assets		7,889,486

Liabilities
Payable to custodian bank	$9,553
Payable for investments purchased	173,462
Payable for fund shares redeemed	5,561
Accrued management fee	4,525
Distribution fees payable	22
Payable for daily variation on futures contracts	636
Other affiliated payables	1,281
Other payables and accrued expenses	2,353
Collateral on securities loaned, at value	595,889
Total liabilities		793,282

Net Assets		$7,096,204
Net Assets consist of:
Paid in capital		$5,350,578
Undistributed net investment income		31,688
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		177,429
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,536,509
Net Assets		$7,096,204

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2006 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($83,827 ÷ 2,319.55 shares)	$36.14

Maximum offering price per share (100/94.25 of $36.14)	$38.34
Class T: Net Asset Value and redemption price per share ($5,499 ÷ 152.48 shares)	$36.06

Maximum offering price per share (100/96.50 of $36.06)	$37.37
Class B: Net Asset Value and offering price per share ($2,201 ÷ 61.195 shares)A	$35.97

Class C: Net Asset Value and offering price per share ($3,302 ÷ 91.64 shares)A	$36.03

International Discovery Fund: Net Asset Value, offering price and redemption price per share ($6,978,595 ÷ 192,214 shares)	$36.31

Institutional Class: Net Asset Value, offering price and redemption price per share ($22,780 ÷ 626.94 shares)	$36.34

ARedemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2006 (Unaudited)
Investment Income
Dividends		$63,039
Interest		95
Income from affiliated Central Funds		6,452
		69,586
Less foreign taxes withheld		(4,653)
Total income		64,933

Expenses
Management fee Basic fee	$19,251
Performance adjustment	2,616
Transfer agent fees	5,958
Distribution fees	72
Accounting and security lending fees	821
Independent trustees' compensation	10
Custodian fees and expenses	927
Registration fees	470
Audit	60
Legal	17
Interest	2
Miscellaneous	22
Total expenses before reductions	30,226
Expense reductions	(2,053)	28,173
Net investment income (loss)		36,760
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	186,748
Foreign currency transactions	(545)
Futures contracts	9,715
Total net realized gain (loss)		195,918
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $1,490)	940,125
Assets and liabilities in foreign currencies	618
Futures contracts	435
Total change in net unrealized appreciation (depreciation)		941,178
Net gain (loss)		1,137,096
Net increase (decrease) in net assets resulting from operations		$1,173,856

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2006 (Unaudited)	Year ended October 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$36,760	$41,777
Net realized gain (loss)	195,918	194,174
Change in net unrealized appreciation (depreciation)	941,178	324,844
Net increase (decrease) in net assets resulting from operations	1,173,856	560,795
Distributions to shareholders from net investment income	(41,324)	(12,813)
Distributions to shareholders from net realized gain	(189,744)	(10,250)
Total distributions	(231,068)	(23,063)
Share transactions - net increase (decrease)	2,188,556	1,234,164
Redemption fees	109	193
Total increase (decrease) in net assets	3,131,453	1,772,089

Net Assets
Beginning of period	3,964,751	2,192,662
End of period (including undistributed net investment income of $31,688 and undistributed net investment income of $40,185, respectively)	$7,096,204	$3,964,751

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class A

	Six months ended April 30, 2006	Year ended October 31,
	(Unaudited)	2005 F
Selected Per-Share Data
Net asset value, beginning of period	$30.57	$27.41
Income from Investment Operations
Net investment income (loss) E	.19	.28
Net realized and unrealized gain (loss)	7.09	2.88
Total from investment operations	7.28	3.16
Distributions from net investment income	(.31)	-
Distributions from net realized gain	(1.40)	-
Total distributions	(1.71)	-
Redemption fees added to paid in capital E	- H	- H
Net asset value, end of period	$36.14	$30.57
Total Return B, C, D	24.87%	11.53%
Ratios to Average Net Assets G
Expenses before reductions	1.35% A	1.42% A
Expenses net of fee waivers, if any	1.35% A	1.42% A
Expenses net of all reductions	1.27% A	1.36% A
Net investment income (loss)	1.15% A	1.15% A
Supplemental Data
Net assets, end of period (in millions)	$84	$2
Portfolio turnover rate	57% A	75%

AAnnualized

BTotal returns for periods of less than one year are not annualized.

CTotal returns would have been lower had certain expenses not been reduced during the periods shown.

DTotal returns do not include the effect of the sales charges.

ECalculated based on average shares outstanding during the period.

FFor the period January 6, 2005 (commencement of sale of shares) to October 31, 2005.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

HAmount represents less than $.01 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class T

	Six months ended April 30, 2006	Year ended October 31,
	(Unaudited)	2005 F
Selected Per-Share Data
Net asset value, beginning of period	$30.49	$27.41
Income from Investment Operations
Net investment income (loss) E	.12	.20
Net realized and unrealized gain (loss)	7.09	2.88
Total from investment operations	7.21	3.08
Distributions from net investment income	(.24)	-
Distributions from net realized gain	(1.40)	-
Total distributions	(1.64)	-
Redemption fees added to paid in capital E	- H	- H
Net asset value, end of period	$36.06	$30.49
Total Return B, C, D	24.67%	11.24%
Ratios to Average Net Assets G
Expenses before reductions	1.78% A	1.75% A
Expenses net of fee waivers, if any	1.75% A	1.75% A
Expenses net of all reductions	1.67% A	1.69% A
Net investment income (loss)	.75% A	.83% A
Supplemental Data
Net assets, end of period (in millions)	$5	$2
Portfolio turnover rate	57% A	75%

AAnnualized

BTotal returns for periods of less than one year are not annualized.

CTotal returns would have been lower had certain expenses not been reduced during the periods shown.

DTotal returns do not include the effect of the sales charges.

ECalculated based on average shares outstanding during the period.

FFor the period January 6, 2005 (commencement of sale of shares) to October 31, 2005.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

HAmount represents less than $.01 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class B

	Six months ended April 30, 2006	Year ended October 31,
	(Unaudited)	2005 F
Selected Per-Share Data
Net asset value, beginning of period	$30.36	$27.41
Income from Investment Operations
Net investment income (loss) E	.04	.08
Net realized and unrealized gain (loss)	7.08	2.87
Total from investment operations	7.12	2.95
Distributions from net investment income	(.11)	-
Distributions from net realized gain	(1.40)	-
Total distributions	(1.51)	-
Redemption fees added to paid in capital E	- H	- H
Net asset value, end of period	$35.97	$30.36
Total Return B, C, D	24.39%	10.76%
Ratios to Average Net Assets G
Expenses before reductions	2.33% A	2.24% A
Expenses net of fee waivers, if any	2.25% A	2.24% A
Expenses net of all reductions	2.17% A	2.18% A
Net investment income (loss)	.25% A	.33% A
Supplemental Data
Net assets, end of period (in millions)	$2	$1
Portfolio turnover rate	57% A	75%

AAnnualized

BTotal returns for periods of less than one year are not annualized.

CTotal returns would have been lower had certain expenses not been reduced during the periods shown.

DTotal returns do not include the effect of the contingent deferred sales charge.

ECalculated based on average shares outstanding during the period.

FFor the period January 6, 2005 (commencement of sale of shares) to October 31, 2005.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

HAmount represents less than $.01 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class C

	Six months ended April 30, 2006	Year ended October 31,
	(Unaudited)	2005 F
Selected Per-Share Data
Net asset value, beginning of period	$30.41	$27.41
Income from Investment Operations
Net investment income (loss) E	.06	.13
Net realized and unrealized gain (loss)	7.08	2.87
Total from investment operations	7.14	3.00
Distributions from net investment income	(.12)	-
Distributions from net realized gain	(1.40)	-
Total distributions	(1.52)	-
Redemption fees added to paid in capital E	- H	- H
Net asset value, end of period	$36.03	$30.41
Total Return B, C, D	24.41%	10.94%
Ratios to Average Net Assets G
Expenses before reductions	2.16% A	2.04% A
Expenses net of fee waivers, if any	2.16% A	2.04% A
Expenses net of all reductions	2.09% A	1.98% A
Net investment income (loss)	.34% A	.53% A
Supplemental Data
Net assets, end of period (in millions)	$3	$2
Portfolio turnover rate	57% A	75%

AAnnualized

BTotal returns for periods of less than one year are not annualized.

CTotal returns would have been lower had certain expenses not been reduced during the periods shown.

DTotal returns do not include the effect of the contingent deferred sales charge.

ECalculated based on average shares outstanding during the period.

FFor the period January 6, 2005 (commencement of sale of shares) to October 31, 2005.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

HAmount represents less than $.01 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - International Discovery Fund

	Six months ended April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$30.65	$25.31	$21.87	$16.66	$17.61	$26.70
Income from Investment Operations
Net investment income (loss) E	.23	.37	.22	.19	.11	.19 F
Net realized and unrealized gain (loss)	7.14	5.24	3.40	5.11	(1.06)	(6.11)
Total from investment operations	7.37	5.61	3.62	5.30	(.95)	(5.92)
Distributions from net investment income	(.31)	(.15)	(.18)	(.09)	-	(.51)
Distributions from net realized gain	(1.40)	(.12)	-	-	-	(2.66)
Total distributions	(1.71)	(.27)	(.18)	(.09)	-	(3.17)
Redemption fees added to paid in capital E	- D	- D	- D	- D	- D	- D
Net asset value, end of period	$36.31	$30.65	$25.31	$21.87	$16.66	$17.61
Total Return B, C	25.10%	22.29%	16.65%	31.97%	(5.39)%	(24.91)%
Ratios to Average Net Assets G
Expenses before reductions	1.13% A	1.08%	1.10%	1.14%	1.14%	1.14%
Expenses net of fee waivers, if any	1.12% A	1.07%	1.10%	1.14%	1.14%	1.14%
Expenses net of all reductions	1.05% A	1.01%	1.06%	1.11%	1.12%	1.09%
Net investment income (loss)	1.37% A	1.35%	.92%	1.08%	.59%	.91%
Supplemental Data
Net assets, end of period (in millions)	$6,979	$3,949	$2,193	$1,243	$890	$882
Portfolio turnover rate	57% A	75%	87%	81%	63%	81%

AAnnualized

BTotal returns for periods of less than one year are not annualized.

CTotal returns would have been lower had certain expenses not been reduced during the periods shown.

DAmount represents less than $.01 per share.

ECalculated based on average shares outstanding during the period.

FInvestment income per share reflects a special dividend which amounted to $.04 per share.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

	Six months ended April 30, 2006	Year ended October 31,
	(Unaudited)	2005 E
Selected Per-Share Data
Net asset value, beginning of period	$30.68	$27.41
Income from Investment Operations
Net investment income (loss) D	.24	.38
Net realized and unrealized gain (loss)	7.15	2.89
Total from investment operations	7.39	3.27
Distributions from net investment income	(.33)	-
Distributions from net realized gain	(1.40)	-
Total distributions	(1.73)	-
Redemption fees added to paid in capital D	- G	- G
Net asset value, end of period	$36.34	$30.68
Total Return B, C	25.18%	11.93%
Ratios to Average Net Assets F
Expenses before reductions	1.05% A	.97% A
Expenses net of fee waivers, if any	1.05% A	.97% A
Expenses net of all reductions	.98% A	.90% A
Net investment income (loss)	1.44% A	1.60% A
Supplemental Data
Net assets, end of period (in millions)	$23	$10
Portfolio turnover rate	57% A	75%

AAnnualized

BTotal returns for periods of less than one year are not annualized.

CTotal returns would have been lower had certain expenses not been reduced during the periods shown.

DCalculated based on average shares outstanding during the period.

EFor the period January 6, 2005 (commencement of sale of shares) to October 31, 2005.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

GAmount represents less than $.01 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended April 30, 2006 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity International Discovery Fund (the fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, International Discovery Fund and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile. The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

1. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$1,559,876
Unrealized depreciation	(28,627)
Net unrealized appreciation (depreciation)	$1,531,249
Cost for federal income tax purposes	$6,246,270

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Repurchase Agreements - continued

institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Semiannual Report

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,279,645 and $1,491,856, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the investment performance of the asset-weighted return of all classes as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .82% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$44	$-
Class T	.25%	.25%	9	1
Class B	.75%	.25%	7	5
Class C	.75%	.25%	12	9
			$72	$15

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$14
Class T	3
Class B *	-
Class C *	-
$17

*When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund, except for International Discovery Fund. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for International Discovery Fund shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets
Class A	$30	.17 *
Class T	6	.37 *
Class B	3	.42 *
Class C	3	.26 *
International Discovery Fund	5,904	.22 *
Institutional Class	12	.14 *
	$5,958

*Annualized

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $7 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $6,674. The weighted average interest rate was 4.78%. At period end, there were no bank borrowings outstanding.

7. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Security Lending - continued

disclosed on the fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Net income from lending portfolio securities during the period amounted to $2,139.

8. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Fidelity International Discovery Fund's operating expenses. During the period, this reimbursement reduced the class expenses by $38.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class T	1.75%	1
Class B	2.25%	1
		$2

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $1,935 for the period. In addition, through arrangements with the fund's custodian and ach class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
International Discovery Fund	$78

Semiannual Report

9. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2006	Year ended October 31, 2005
From net investment income
Class A	$38	$-
Class T	18	-
Class B	3	-
Class C	8	-
International Discovery Fund	41,152	12,813
Institutional Class	105	-
Total	$41,324	$12,813
From net realized gain
Class A	$173	$-
Class T	102	-
Class B	40	-
Class C	94	-
International Discovery Fund	188,890	10,250
Institutional Class	445	-
Total	$189,744	$10,250

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2006	Year ended October 31, 2005 A	Six months ended April 30, 2006	Year ended October 31, 2005 A
Class A
Shares sold	2,274	62	$75,461	$1,786
Reinvestment of distributions	5	-	160	-
Shares redeemed	(20)	(1)	(687)	(30)
Net increase (decrease)	2,259	61	$74,934	$1,756
Class T
Shares sold	97	63	$3,258	$1,829
Reinvestment of distributions	4	-	112	-
Shares redeemed	(10)	(2)	(354)	(58)
Net increase (decrease)	91	61	$3,016	$1,771
Class B
Shares sold	40	27	$1,324	$759
Reinvestment of distributions	1	-	37	-
Shares redeemed	(5)	(2)	(159)	(53)
Net increase (decrease)	36	25	$1,202	$706
Class C
Shares sold	48	63	$1,559	$1,805
Reinvestment of distributions	1	-	41	-
Shares redeemed	(20)	-	(660)	(1)
Net increase (decrease)	29	63	$940	$1,804
International Discovery Fund
Shares sold	69,363	73,475	$2,314,644	$2,106,762
Reinvestment of distributions	7,089	781	215,944	21,434
Shares redeemed	(13,064)	(32,072)	(432,403)	(909,132)
Net increase (decrease)	63,388	42,184	$2,098,185	$1,219,064
Institutional Class
Shares sold	337	365	$11,189	$10,479
Reinvestment of distributions	4	-	121	-
Shares redeemed	(31)	(48)	(1,031)	(1,416)
Net increase (decrease)	310	317	$10,279	$9,063

AShare transactions for Class A, T, B, C and Institutional Class are for the period January 6, 2005 (commencement of sale of shares) to April 30, 2006.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity International Discovery Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund's management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund's assets; (iii) the nature or level of services provided under the fund's management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund's management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund's portfolio manager would not change, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Agreement is fair and reasonable, and that the fund's Agreement should be approved.

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company (formerly Fidelity Management & Research (Far East) Inc.)

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

AID-USAN-0606
1.806663.101

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

International Discovery

Fund - Institutional Class

Semiannual Report

April 30, 2006

(2_fidelity_logos) (Registered_Trademark)

Institutional Class is
a class of Fidelity®
International Discovery Fund

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the fund's most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time-tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d.
Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on redemptions of shares purchased prior to October 12, 1990, and redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2005 to April 30, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2005	Ending Account Value April 30, 2006	Expenses Paid During Period * November 1, 2005 to April 30, 2006
Class A
Actual	$1,000.00	$1,248.70	$7.53
HypotheticalA	$1,000.00	$1,018.10	$6.76
Class T
Actual	$1,000.00	$1,246.70	$9.75
HypotheticalA	$1,000.00	$1,016.12	$8.75
Class B
Actual	$1,000.00	$1,243.90	$12.52
HypotheticalA	$1,000.00	$1,013.64	$11.23
Class C
Actual	$1,000.00	$1,244.10	$12.02
HypotheticalA	$1,000.00	$1,014.08	$10.79
International Discovery Fund
Actual	$1,000.00	$1,251.00	$6.25
HypotheticalA	$1,000.00	$1,019.24	$5.61
Institutional Class
Actual	$1,000.00	$1,251.80	$5.86
HypotheticalA	$1,000.00	$1,019.59	$5.26

A5% return per year before expenses

*Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.35%
Class T	1.75%
Class B	2.25%
Class C	2.16%
International Discovery Fund	1.12%
Institutional Class	1.05%

Semiannual Report

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2006
Japan21.7%
United Kingdom13.7%
France11.1%
Germany10.0%
Switzerland8.5%
Australia3.8%
United States of America3.5%
Italy3.2%
Korea (South)2.6%
Other21.9%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2005
Japan23.0%
United Kingdom17.8%
Germany9.1%
Switzerland8.8%
France7.5%
Australia4.3%
Netherlands3.0%
Italy2.8%
Spain2.5%
Other21.2%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	97.3	99.4
Short-Term Investments and Net Other Assets	2.7	0.6
Top Ten Stocks as of April 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
BP PLC sponsored ADR (United Kingdom, Oil, Gas & Consumable Fuels)	1.4	2.1
Total SA Series B (France, Oil, Gas & Consumable Fuels)	1.4	1.7
GlaxoSmithKline PLC sponsored ADR (United Kingdom, Pharmaceuticals)	1.4	1.5
Toyota Motor Corp. (Japan, Automobiles)	1.3	1.4
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.3	1.8
Novartis AG (Reg.) (Switzerland, Pharmaceuticals)	1.2	1.8
UBS AG (NY Shares) (Switzerland, Capital Markets)	1.1	0.5
E.ON AG (Germany, Electric Utilities)	1.1	0.9
Allianz AG (Reg.) (Germany, Insurance)	1.0	1.2
Royal Dutch Shell PLC Class B (United Kingdom, Oil, Gas & Consumable Fuels)	1.0	1.5
	12.2
Market Sectors as of April 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.7	24.5
Consumer Discretionary	15.5	15.6
Industrials	11.3	11.0
Information Technology	9.3	7.6
Energy	8.7	8.4
Health Care	7.5	10.0
Materials	5.9	5.7
Consumer Staples	5.7	8.9
Utilities	4.2	2.0
Telecommunication Services	2.1	4.4

Semiannual Report

Investments April 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.7%
	Shares	Value (Note 1) (000s)
Australia - 3.8%
ABC Learning Centres Ltd.	17,451	$104
AMP Ltd.	699,000	4,784
Aristocrat Leisure Ltd.	484,123	5,417
Babcock & Brown Japan Property Trust	8,156,000	11,090
BHP Billiton Ltd.	2,560,200	58,321
Billabong International Ltd.	1,664,428	19,497
Commonwealth Bank of Australia	296,000	10,568
Computershare Ltd.	2,543,600	15,226
CSL Ltd.	345,050	15,124
Downer EDI Ltd.	3,129,097	20,633
Dyno Nobel Ltd.	1,156,300	2,301
Macquarie Airports unit	2,050,236	5,108
Macquarie Bank Ltd.	404,800	21,956
Macquarie Communications Infrastructure Group unit	1,632,940	6,823
Macquarie Infrastructure Group unit	1,680,541	4,558
Mortgage Choice Ltd.	1,123,400	2,219
National Australia Bank Ltd.	582,700	16,642
QBE Insurance Group Ltd.	1,186,267	20,168
Seek Ltd.	2,000,000	6,032
Transurban Group unit	952,767	4,777
Zinifex Ltd.	2,388,800	18,782
TOTAL AUSTRALIA		270,130
Austria - 1.1%
Austriamicrosystems AG (a)	111,000	7,155
Erste Bank der Oesterreichischen Sparkassen AG	208,400	12,647
Oesterreichische Elektrizitaetswirtschafts AG (Verbund)	39,800	18,919
OMV AG	365,800	25,434
Telekom Austria AG	472,700	11,600
TOTAL AUSTRIA		75,755
Bermuda - 0.1%
Catlin Group Ltd.	486,300	4,297
Ports Design Ltd.	2,005,000	3,168
TOTAL BERMUDA		7,465
Brazil - 0.5%
Banco Bradesco SA (PN) sponsored ADR (non-vtg.)	234,400	8,924
Banco Itau Holding Financeira SA (PN) (non-vtg.)	108,170	3,470
Banco Nossa Caixa SA	256,500	5,789
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Brazil - continued
CSU Cardsystem SA sponsored ADR (a)(e)	158,000	$4,037
Uniao de Bancos Brasileiros SA (Unibanco) GDR	171,900	13,640
TOTAL BRAZIL		35,860
Cayman Islands - 0.6%
Foxconn International Holdings Ltd. (a)	5,711,000	12,301
GlobalSantaFe Corp.	283,300	17,341
Himax Technologies, Inc. sponsored ADR	158,800	1,413
Suntech Power Holdings Co. Ltd. sponsored ADR	187,900	6,443
Xinao Gas Holdings Ltd.	5,392,000	4,972
TOTAL CAYMAN ISLANDS		42,470
China - 0.5%
China Shenhua Energy Co. Ltd. (H Shares)	5,943,500	10,770
China Techfaith Wireless Communication Technology Ltd. sponsored ADR	238,791	3,250
Dalian Port (PDA) Co. Ltd. (H Shares)	692,000	386
Focus Media Holding Ltd. ADR	162,000	9,783
Li Ning Co. Ltd.	7,030,000	7,888
Shanghai Prime Machinery Co. Ltd. (H Shares)	1,552,000	581
TOTAL CHINA		32,658
Denmark - 0.3%
Vestas Wind Systems AS (a)	670,200	18,192
Finland - 2.0%
Citycon Oyj	576,935	2,700
Citycon Oyj New	115,387	540
Fortum Oyj	929,700	23,483
Metso Corp.	481,500	19,136
Neste Oil Oyj	640,550	22,353
Nokia Corp. sponsored ADR	2,586,400	58,608
Sampo Oyj (A Shares)	695,900	14,364
TOTAL FINLAND		141,184
France - 11.1%
Accor SA	314,900	19,821
Alcatel SA (RFD) (a)	1,089,900	15,716
Alstom SA (a)	211,000	19,114
April Group (d)	286,900	15,257
AXA SA	1,049,400	38,419
BNP Paribas SA	381,127	36,016
BNP Paribas SA New	38,112	3,479
Common Stocks - continued
	Shares	Value (Note 1) (000s)
France - continued
Carrefour SA (d)	578,000	$33,530
Compagnie Generale de Geophysique SA (a)	205,999	33,293
Financiere Marc de Lacharriere SA (Fimalac)	105,900	10,054
Groupe Danone	88,500	11,043
L'Oreal SA	296,700	27,513
Legrand SA	35,600	1,042
Louis Vuitton Moet Hennessy (LVMH)	325,800	34,302
Neopost SA	280,900	31,772
Nexity	467,000	32,641
Orpea (a)	269,064	19,961
Pernod Ricard SA	171,500	33,257
Renault SA	383,100	44,467
Sanofi-Aventis sponsored ADR	976,500	45,935
Schneider Electric SA	190,000	21,514
Silicon On Insulator Technologies SA (SOITEC) (a)	283,425	9,251
Societe Generale Series A	291,500	44,537
Suez SA (France) (d)	1,105,800	43,514
Total SA Series B	363,844	100,435
Veolia Environnement	159,700	9,542
Vinci SA	263,500	26,180
Vivendi Universal SA sponsored ADR (d)	816,500	29,827
TOTAL FRANCE		791,432
Germany - 9.2%
ADVA AG Optical Networking (a)	279,500	3,315
Allianz AG (Reg.) (d)	425,830	71,241
Bayer AG sponsored ADR (d)	470,300	21,234
Bilfinger Berger AG	148,500	9,460
Continental AG	93,400	11,120
Deutsche Boerse AG	234,900	33,972
Deutsche Postbank AG (d)	267,100	20,421
E.ON AG (d)	613,300	74,682
GFK AG	288,897	13,238
Heidelberger Druckmaschinen AG	707,500	35,705
Hugo Boss AG	43,200	2,041
Hypo Real Estate Holding AG	179,368	12,542
Infineon Technologies AG sponsored ADR (a)	2,040,100	24,930
KarstadtQuelle AG (a)(d)	775,000	23,300
Linde AG (d)	177,200	15,864
Merck KGaA	118,800	12,590
MPC Muenchmeyer Petersen Capital AG (d)	50,500	4,243
MTU Aero Engines Holding AG	337,500	12,246
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Germany - continued
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	178,400	$25,281
Pfleiderer AG	1,058,096	31,919
Premiere AG (a)(d)	907,900	14,891
Q-Cells AG	149,200	13,770
RWE AG	398,119	34,517
SAP AG	99,900	21,830
SGL Carbon AG (a)	632,300	13,282
Siemens AG sponsored ADR	359,600	34,033
SolarWorld AG	59,700	18,604
United Internet AG	368,778	24,194
Wacker Chemie AG	22,300	2,926
Wincor Nixdorf AG	117,800	16,943
TOTAL GERMANY		654,334
Greece - 0.4%
EFG Eurobank Ergasias SA	311,750	12,421
Greek Organization of Football Prognostics SA	359,130	13,276
TOTAL GREECE		25,697
Hong Kong - 1.0%
Chaoda Modern Agriculture (Holdings) Ltd.	12,600,000	8,776
CNOOC Ltd.	21,546,300	17,369
Esprit Holdings Ltd.	3,610,500	28,825
Li & Fung Ltd.	4,172,000	9,901
Wharf Holdings Ltd.	1,509,000	6,053
TOTAL HONG KONG		70,924
India - 1.0%
Cipla Ltd.	1,277,912	7,246
Infosys Technologies Ltd.	342,896	23,977
Pfizer Ltd.	218,539	5,004
Punj Lloyd Ltd.	13,941	317
State Bank of India	721,022	16,256
Sun TV Ltd.	10,986	312
Suzlon Energy Ltd.	714,804	20,054
TOTAL INDIA		73,166
Indonesia - 0.3%
PT Bank Rakyat Indonesia Tbk	14,168,800	7,459
PT Perusahaan Gas Negara Tbk Series B	9,993,500	14,106
TOTAL INDONESIA		21,565
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Ireland - 0.9%
AgCert International	1,462,000	$6,706
Allied Irish Banks PLC	880,600	21,099
C&C Group PLC	2,070,005	16,061
Paddy Power PLC (Ireland)	623,197	11,086
Ryanair Holdings PLC sponsored ADR (a)	128,600	6,054
TOTAL IRELAND		61,006
Israel - 0.7%
Bank Hapoalim BM (Reg.)	2,497,200	12,584
Ormat Industries Ltd.	1,771,900	16,849
Teva Pharmaceutical Industries Ltd. sponsored ADR	459,700	18,618
TOTAL ISRAEL		48,051
Italy - 2.8%
Azimut Holdings Spa	864,500	10,634
Banca Credit Firenze	2,248,700	7,964
Banca Monte dei Paschi di Siena Spa (d)	2,684,000	15,922
ENI Spa	288,800	8,839
ENI Spa sponsored ADR	387,450	23,716
FASTWEB Spa	262,300	13,178
Fiat Spa (a)	1,623,400	22,874
Geox Spa	802,030	11,442
Lottomatica Spa (d)	227,400	10,495
Mediobanca Spa	391,500	8,486
Pirelli & C. Real Estate Spa	235,100	17,254
Unicredito Italiano Spa	6,648,800	50,104
TOTAL ITALY		200,908
Japan - 20.3%
Aeon Co. Ltd.	1,445,200	35,979
Aeon Fantasy Co. Ltd.	19,400	814
Asics Corp.	1,396,000	17,028
Canon, Inc.	603,100	45,715
Credit Saison Co. Ltd.	188,700	9,893
Daikin Industries Ltd.	350,000	12,202
Daiwa House Industry Co. Ltd.	939,000	16,005
Daiwa Securities Group, Inc.	944,000	13,090
East Japan Railway Co.	2,017	15,746
FamilyMart Co. Ltd.	42,100	1,220
Fanuc Ltd.	278,500	26,340
Fast Retailing Co. Ltd.	149,500	14,205
Fujitsu Ltd.	1,724,000	14,367
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Japan - continued
Fullcast Co. Ltd.	1,334	$5,400
Hokuhoku Financial Group, Inc.	1,567,000	6,385
Hoya Corp.	771,100	31,216
Ibiden Co. Ltd.	413,300	19,635
JAFCO Co. Ltd.	116,400	7,748
Japan Tobacco, Inc.	4,245	17,073
JGC Corp.	1,030,400	18,052
JSR Corp.	784,100	24,169
JTEKT Corp.	659,000	14,207
Kahma Co. Ltd. (d)	215,800	5,875
Kansai Urban Banking Corp.	1,288,000	6,074
Keyence Corp.	79,600	20,886
Kose Corp.	181,700	6,622
Kurita Water Industries Ltd.	150,900	3,074
Matsushita Electric Industrial Co. Ltd.	2,105,000	50,962
Mitsubishi Estate Co. Ltd.	826,000	18,061
Mitsubishi UFJ Financial Group, Inc.	3,272	51,240
Mitsui & Co. Ltd.	2,077,000	31,390
Mitsui Fudosan Co. Ltd.	1,335,000	29,895
Mizuho Financial Group, Inc.	6,623	56,474
Nidec Corp.	131,900	10,170
Nikko Cordial Corp.	2,117,500	34,270
Nintendo Co. Ltd.	202,100	30,171
Nippon Electric Glass Co. Ltd.	956,000	21,576
Nippon Oil Corp.	1,544,000	12,216
Nishimatsuya Chain Co. Ltd.	141,800	3,182
Nissan Motor Co. Ltd.	1,373,400	18,081
Nitto Denko Corp.	341,900	28,673
Nomura Holdings, Inc.	433,500	9,832
NSK Ltd.	1,893,000	17,122
Omron Corp.	555,800	15,521
ORIX Corp.	173,920	52,233
SHIMIZU Corp.	2,444,000	16,912
Shin-Etsu Chemical Co. Ltd.	190,300	10,996
Sompo Japan Insurance, Inc.	1,930,000	27,965
Sony Corp. sponsored ADR	711,800	34,835
St. Marc Holdings Co. Ltd.	83,900	5,784
Sugi Pharmacy Co. Ltd.	546,800	12,821
Sumco Corp.	479,700	28,687
Sumitomo Electric Industries Ltd.	1,721,600	27,334
Sumitomo Metal Industries Ltd.	4,099,000	17,278
Sumitomo Mitsui Financial Group, Inc.	5,327	58,474
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Japan - continued
Sumitomo Titanium Corp.	74,900	$14,747
Sumitomo Trust & Banking Co. Ltd.	1,452,000	15,454
T&D Holdings, Inc.	364,400	27,936
Takeda Pharamaceutical Co. Ltd.	457,000	27,932
Teijin Ltd.	3,129,200	21,461
The Daimaru, Inc.	1,171,000	17,050
The Sumitomo Warehouse Co. Ltd.	338,000	2,627
Toho Titanium Co. Ltd.	194,000	14,464
Token Corp.	78,400	5,115
Tokuyama Corp.	1,177,000	19,421
Tokyo Tomin Bank Ltd.	40,700	2,034
Toyota Motor Corp.	1,616,400	94,664
Valor Co. Ltd.	147,400	3,003
Yahoo! Japan Corp.	15,360	8,956
Yamada Denki Co. Ltd.	246,200	26,831
TOTAL JAPAN		1,442,870
Korea (South) - 2.6%
Daegu Bank Co. Ltd.	766,440	14,384
Hyundai Department Store Co. Ltd.	120,820	11,593
Hyundai Engineering & Construction Co. Ltd. (a)	102,900	6,404
Hyundai Motor Co.	79,150	6,957
Kookmin Bank	287,570	25,764
Korean Reinsurance Co.	1,154,385	13,831
LG Household & Health Care Ltd.	177,780	14,194
Macquarie Korea Infrastructure Fund GDR (e)	1,163,300	8,469
NHN Corp. (a)	79,108	28,099
Samsung Electronics Co. Ltd.	23,165	15,817
Shinhan Financial Group Co. Ltd.	456,710	22,759
Shinsegae Co. Ltd.	15,900	7,772
Woongjin Coway Co. Ltd. unit (a)(e)	483,500	7,177
TOTAL KOREA (SOUTH)		183,220
Luxembourg - 0.2%
SES Global unit	1,085,903	17,742
Mexico - 0.4%
America Movil SA de CV Series L sponsored ADR	423,900	15,646
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	36,100	1,201
Urbi, Desarrollos Urbanos, SA de CV (a)	1,373,800	11,238
TOTAL MEXICO		28,085
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Netherlands - 2.6%
ABN-AMRO Holding NV (d)	1,200,100	$35,869
ASML Holding NV (NY Shares) (a)	372,500	7,878
EADS NV (d)	505,400	19,945
Fugro NV (Certificaten Van Aandelen) unit	418,300	17,563
ING Groep NV (Certificaten Van Aandelen)	1,285,844	52,180
Koninklijke Numico NV	229,000	10,378
Koninklijke Wessanen NV	571,800	9,248
Randstad Holdings NV	198,700	13,211
Tele Atlas NV (Netherlands) (a)	132,400	3,358
VNU NV	388,575	13,340
TOTAL NETHERLANDS		182,970
Norway - 1.9%
DnB NOR ASA (d)	928,300	12,881
Norsk Hydro ASA	264,200	40,423
ProSafe ASA	329,200	19,554
Statoil ASA (d)	511,800	16,861
TANDBERG ASA (d)	1,789,900	18,228
TANDBERG Television ASA (a)	636,000	12,799
Telenor ASA	1,338,200	15,528
TOTAL NORWAY		136,274
Portugal - 0.2%
Energias de Portugal SA	4,219,400	16,609
Russia - 0.3%
Novatek JSC GDR (e)	66,900	2,843
OAO Gazprom sponsored ADR	411,600	18,934
TOTAL RUSSIA		21,777
Singapore - 0.4%
Ascendas Real Estate Investment Trust (A-REIT)	4,630,000	6,678
HTL International Holdings Ltd.	7,187,500	5,956
Keppel Corp. Ltd.	1,166,000	11,285
STATS ChipPAC Ltd. (a)	4,624,000	3,949
TOTAL SINGAPORE		27,868
South Africa - 1.8%
African Bank Investments Ltd.	1,707,000	9,539
FirstRand Ltd.	7,320,900	24,109
Foschini Ltd.	1,374,300	13,920
Gold Fields Ltd.	405,500	10,304
MTN Group Ltd.	2,089,100	20,848
Common Stocks - continued
	Shares	Value (Note 1) (000s)
South Africa - continued
Naspers Ltd. Class N	399,800	$8,777
Nedbank Group Ltd.	410,444	8,571
Standard Bank Group Ltd.	522,700	7,459
Steinhoff International Holdings Ltd.	6,519,266	25,839
TOTAL SOUTH AFRICA		129,366
Spain - 1.9%
Antena 3 Television SA (d)	554,756	14,614
Banco Bilbao Vizcaya Argentaria SA	3,093,800	68,249
Banco Santander Central Hispano SA	1,902,500	29,500
Gestevision Telecinco SA	256,800	6,561
Inditex SA	337,900	13,749
TOTAL SPAIN		132,673
Sweden - 1.1%
Atlas Copco AB (B Shares) (d)	1,378,700	37,660
Eniro AB	1,035,700	11,365
Hennes & Mauritz AB (H&M) (B Shares) (d)	194,400	7,384
Modern Times Group AB (MTG) (B Shares) (a)	160,900	8,834
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	366,300	12,993
TOTAL SWEDEN		78,236
Switzerland - 8.5%
ABB Ltd. sponsored ADR	1,647,100	23,422
Actelion Ltd. (Reg.) (a)	123,336	13,942
Compagnie Financiere Richemont unit	783,838	40,604
Credit Suisse Group sponsored ADR	220,100	13,380
Credit Suisse Group (Reg.) (d)	704,294	44,235
Lindt & Spruengli AG (participation certificate)	10,132	20,668
Nestle SA (Reg.)	199,565	60,861
Nobel Biocare Holding AG (Switzerland) (d)	68,513	16,931
Novartis AG (Reg.)	1,440,008	82,815
Pargesa Holding SA	141,700	14,395
Roche Holding AG (participation certificate)	592,565	91,109
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	12,915	12,777
Swiss Life Holding	95,400	21,979
Syngenta AG:
warrants 5/22/06 (a)	177,108	284
(Switzerland)	194,108	26,962
The Swatch Group AG (Reg.)	389,573	14,291
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Switzerland - continued
UBS AG (NY Shares)	681,550	$79,639
Zurich Financial Services AG	105,040	25,555
TOTAL SWITZERLAND		603,849
Taiwan - 0.7%
Holtek Semiconductor, Inc.	2,780,371	5,568
Hon Hai Precision Industry Co. Ltd. (Foxconn)	2,625,742	17,817
Merry Electronics Co. Ltd.	3,021,000	10,652
Phoenix Precision Technology Corp.	4,827,400	11,000
Powertech Technology, Inc.	2,086,000	7,159
TOTAL TAIWAN		52,196
Thailand - 0.2%
Kasikornbank PCL (For. Reg.)	6,171,500	11,182
Turkey - 0.6%
Finansbank AS	4,168,014	21,746
Tupras-Turkiye Petrol Rafinerileri AS	844,000	17,869
TOTAL TURKEY		39,615
United Arab Emirates - 0.2%
Investcom LLC GDR	1,055,300	15,988
United Kingdom - 13.7%
Anglo American PLC (United Kingdom)	880,600	37,500
AstraZeneca PLC sponsored ADR	266,300	14,681
BAE Systems PLC	4,917,309	37,441
Benfield Group PLC	2,792,700	19,787
BG Group PLC	1,368,000	18,387
BG Group PLC sponsored ADR	200,000	13,432
BHP Billiton PLC	1,346,800	27,731
BP PLC sponsored ADR	1,377,900	101,572
British American Tobacco PLC	623,100	15,920
British American Tobacco PLC sponsored ADR	388,200	19,837
British Land Co. PLC	627,900	14,383
Capita Group PLC	1,106,900	9,402
Carnival PLC	212,200	10,500
CLS Holdings PLC (a)	623,893	6,269
CSR PLC (a)	300,100	6,617
EMI Group PLC	1,826,400	9,393
Enterprise Inns PLC	505,225	8,597
GlaxoSmithKline PLC sponsored ADR	1,727,200	98,243
Common Stocks - continued
	Shares	Value (Note 1) (000s)
United Kingdom - continued
HSBC Holdings PLC:
(Hong Kong) (Reg.)	2,694,477	$46,711
(United Kingdom) (Reg.)	700,000	12,135
Imperial Tobacco Group PLC	76,000	2,362
Imperial Tobacco Group PLC sponsored ADR	175,100	10,975
Informa PLC	1,379,400	12,302
International Power PLC	3,077,300	16,710
Ladbrokes PLC	11	0
Man Group PLC	273,700	12,614
Marks & Spencer Group PLC	2,138,400	22,834
NDS Group PLC sponsored ADR (a)	83,800	4,224
Prudential PLC	1,167,482	13,701
Reckitt Benckiser PLC	538,900	19,647
Renovo Group PLC	2,788,400	5,772
Reuters Group PLC sponsored ADR	315,700	13,411
Rio Tinto PLC sponsored ADR	137,100	30,532
Rolls-Royce Group PLC	3,597,561	31,263
Royal Bank of Scotland Group PLC	732,071	23,912
Royal Dutch Shell PLC Class B	1,927,259	68,813
Scottish & Southern Energy PLC	1,021,200	20,952
SIG PLC	536,100	8,848
Smiths Group PLC	913,000	16,976
Tesco PLC	2,092,100	12,190
Vedanta Resources PLC	464,600	13,371
Virgin Mobile Holdings (UK) PLC	1,141,000	7,762
Vodafone Group PLC	22,088,212	52,349
VT Group PLC	1,218,600	10,223
Whatman PLC	735,900	4,211
Yell Group PLC	614,365	5,759
TOTAL UNITED KINGDOM		970,251
United States of America - 0.8%
Macquarie Infrastructure Co. Trust	131,000	3,825
NTL, Inc. (a)	934,000	25,666
Synthes, Inc.	244,488	30,356
TOTAL UNITED STATES OF AMERICA		59,847
TOTAL COMMON STOCKS (Cost $5,213,229)		6,721,415
Nonconvertible Preferred Stocks - 1.2%
	Shares	Value (Note 1) (000s)
Germany - 0.8%
Fresenius AG (non-vtg.)	94,600	$16,369
Hugo Boss AG (non-vtg.) (d)	332,800	15,745
Porsche AG (non-vtg.)	20,595	20,540
TOTAL GERMANY		52,654
Italy - 0.4%
Banca Intesa Spa (Risp) (d)	5,637,502	31,331
United Kingdom - 0.0%
Rolls-Royce Group PLC Series B	193,548,781	376
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $58,570)		84,361
Government Obligations - 0.1%
Principal Amount (000s)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 4.44% to 4.72% 5/11/06 to 7/27/06 (f) (Cost $4,570)	$4,610	4,570
Money Market Funds - 13.6%
	Shares
Fidelity Cash Central Fund, 4.8% (b)	371,284,488	371,284
Fidelity Securities Lending Cash Central Fund, 4.83% (b)(c)	595,888,669	595,889
TOTAL MONEY MARKET FUNDS (Cost $967,173)		967,173
TOTAL INVESTMENT PORTFOLIO - 109.6% (Cost $6,243,542)		7,777,519
NET OTHER ASSETS - (9.6)%		(681,315)
NET ASSETS - 100%		$7,096,204
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
1,157 Nikkei 225 Index Contracts (Japan)	June 2006	$97,969	$3,906

The face value of futures purchased as a percentage of net assets - 1.4%
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security is on loan at period end.

(e)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $22,526,000 or 0.3% of net assets.

(f)Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $4,570,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$4,313
Fidelity Securities Lending Cash Central Fund	2,139
Total	$6,452

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2006 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $568,605) - See accompanying schedule: Unaffiliated issuers (cost $5,276,369)	$6,810,346
Affiliated Central Funds (cost $967,173)	967,173
Total Investments (cost $6,243,542)		$7,777,519
Receivable for investments sold		65,191
Receivable for fund shares sold		26,813
Dividends receivable		16,631
Interest receivable		1,027
Prepaid expenses		10
Other affiliated receivables		2
Other receivables		2,293
Total assets		7,889,486

Liabilities
Payable to custodian bank	$9,553
Payable for investments purchased	173,462
Payable for fund shares redeemed	5,561
Accrued management fee	4,525
Distribution fees payable	22
Payable for daily variation on futures contracts	636
Other affiliated payables	1,281
Other payables and accrued expenses	2,353
Collateral on securities loaned, at value	595,889
Total liabilities		793,282

Net Assets		$7,096,204
Net Assets consist of:
Paid in capital		$5,350,578
Undistributed net investment income		31,688
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		177,429
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,536,509
Net Assets		$7,096,204

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2006 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($83,827 ÷ 2,319.55 shares)	$36.14

Maximum offering price per share (100/94.25 of $36.14)	$38.34
Class T: Net Asset Value and redemption price per share ($5,499 ÷ 152.48 shares)	$36.06

Maximum offering price per share (100/96.50 of $36.06)	$37.37
Class B: Net Asset Value and offering price per share ($2,201 ÷ 61.195 shares)A	$35.97

Class C: Net Asset Value and offering price per share ($3,302 ÷ 91.64 shares)A	$36.03

International Discovery Fund: Net Asset Value, offering price and redemption price per share ($6,978,595 ÷ 192,214 shares)	$36.31

Institutional Class: Net Asset Value, offering price and redemption price per share ($22,780 ÷ 626.94 shares)	$36.34

ARedemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2006 (Unaudited)
Investment Income
Dividends		$63,039
Interest		95
Income from affiliated Central Funds		6,452
		69,586
Less foreign taxes withheld		(4,653)
Total income		64,933

Expenses
Management fee Basic fee	$19,251
Performance adjustment	2,616
Transfer agent fees	5,958
Distribution fees	72
Accounting and security lending fees	821
Independent trustees' compensation	10
Custodian fees and expenses	927
Registration fees	470
Audit	60
Legal	17
Interest	2
Miscellaneous	22
Total expenses before reductions	30,226
Expense reductions	(2,053)	28,173
Net investment income (loss)		36,760
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	186,748
Foreign currency transactions	(545)
Futures contracts	9,715
Total net realized gain (loss)		195,918
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $1,490)	940,125
Assets and liabilities in foreign currencies	618
Futures contracts	435
Total change in net unrealized appreciation (depreciation)		941,178
Net gain (loss)		1,137,096
Net increase (decrease) in net assets resulting from operations		$1,173,856

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2006 (Unaudited)	Year ended October 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$36,760	$41,777
Net realized gain (loss)	195,918	194,174
Change in net unrealized appreciation (depreciation)	941,178	324,844
Net increase (decrease) in net assets resulting from operations	1,173,856	560,795
Distributions to shareholders from net investment income	(41,324)	(12,813)
Distributions to shareholders from net realized gain	(189,744)	(10,250)
Total distributions	(231,068)	(23,063)
Share transactions - net increase (decrease)	2,188,556	1,234,164
Redemption fees	109	193
Total increase (decrease) in net assets	3,131,453	1,772,089

Net Assets
Beginning of period	3,964,751	2,192,662
End of period (including undistributed net investment income of $31,688 and undistributed net investment income of $40,185, respectively)	$7,096,204	$3,964,751

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class A

	Six months ended April 30, 2006	Year ended October 31,
	(Unaudited)	2005 F
Selected Per-Share Data
Net asset value, beginning of period	$30.57	$27.41
Income from Investment Operations
Net investment income (loss) E	.19	.28
Net realized and unrealized gain (loss)	7.09	2.88
Total from investment operations	7.28	3.16
Distributions from net investment income	(.31)	-
Distributions from net realized gain	(1.40)	-
Total distributions	(1.71)	-
Redemption fees added to paid in capital E	- H	- H
Net asset value, end of period	$36.14	$30.57
Total Return B, C, D	24.87%	11.53%
Ratios to Average Net Assets G
Expenses before reductions	1.35% A	1.42% A
Expenses net of fee waivers, if any	1.35% A	1.42% A
Expenses net of all reductions	1.27% A	1.36% A
Net investment income (loss)	1.15% A	1.15% A
Supplemental Data
Net assets, end of period (in millions)	$84	$2
Portfolio turnover rate	57% A	75%

AAnnualized

BTotal returns for periods of less than one year are not annualized.

CTotal returns would have been lower had certain expenses not been reduced during the periods shown.

DTotal returns do not include the effect of the sales charges.

ECalculated based on average shares outstanding during the period.

FFor the period January 6, 2005 (commencement of sale of shares) to October 31, 2005.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

HAmount represents less than $.01 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class T

	Six months ended April 30, 2006	Year ended October 31,
	(Unaudited)	2005 F
Selected Per-Share Data
Net asset value, beginning of period	$30.49	$27.41
Income from Investment Operations
Net investment income (loss) E	.12	.20
Net realized and unrealized gain (loss)	7.09	2.88
Total from investment operations	7.21	3.08
Distributions from net investment income	(.24)	-
Distributions from net realized gain	(1.40)	-
Total distributions	(1.64)	-
Redemption fees added to paid in capital E	- H	- H
Net asset value, end of period	$36.06	$30.49
Total Return B, C, D	24.67%	11.24%
Ratios to Average Net Assets G
Expenses before reductions	1.78% A	1.75% A
Expenses net of fee waivers, if any	1.75% A	1.75% A
Expenses net of all reductions	1.67% A	1.69% A
Net investment income (loss)	.75% A	.83% A
Supplemental Data
Net assets, end of period (in millions)	$5	$2
Portfolio turnover rate	57% A	75%

AAnnualized

BTotal returns for periods of less than one year are not annualized.

CTotal returns would have been lower had certain expenses not been reduced during the periods shown.

DTotal returns do not include the effect of the sales charges.

ECalculated based on average shares outstanding during the period.

FFor the period January 6, 2005 (commencement of sale of shares) to October 31, 2005.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

HAmount represents less than $.01 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class B

	Six months ended April 30, 2006	Year ended October 31,
	(Unaudited)	2005 F
Selected Per-Share Data
Net asset value, beginning of period	$30.36	$27.41
Income from Investment Operations
Net investment income (loss) E	.04	.08
Net realized and unrealized gain (loss)	7.08	2.87
Total from investment operations	7.12	2.95
Distributions from net investment income	(.11)	-
Distributions from net realized gain	(1.40)	-
Total distributions	(1.51)	-
Redemption fees added to paid in capital E	- H	- H
Net asset value, end of period	$35.97	$30.36
Total Return B, C, D	24.39%	10.76%
Ratios to Average Net Assets G
Expenses before reductions	2.33% A	2.24% A
Expenses net of fee waivers, if any	2.25% A	2.24% A
Expenses net of all reductions	2.17% A	2.18% A
Net investment income (loss)	.25% A	.33% A
Supplemental Data
Net assets, end of period (in millions)	$2	$1
Portfolio turnover rate	57% A	75%

AAnnualized

BTotal returns for periods of less than one year are not annualized.

CTotal returns would have been lower had certain expenses not been reduced during the periods shown.

DTotal returns do not include the effect of the contingent deferred sales charge.

ECalculated based on average shares outstanding during the period.

FFor the period January 6, 2005 (commencement of sale of shares) to October 31, 2005.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

HAmount represents less than $.01 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class C

	Six months ended April 30, 2006	Year ended October 31,
	(Unaudited)	2005 F
Selected Per-Share Data
Net asset value, beginning of period	$30.41	$27.41
Income from Investment Operations
Net investment income (loss) E	.06	.13
Net realized and unrealized gain (loss)	7.08	2.87
Total from investment operations	7.14	3.00
Distributions from net investment income	(.12)	-
Distributions from net realized gain	(1.40)	-
Total distributions	(1.52)	-
Redemption fees added to paid in capital E	- H	- H
Net asset value, end of period	$36.03	$30.41
Total Return B, C, D	24.41%	10.94%
Ratios to Average Net Assets G
Expenses before reductions	2.16% A	2.04% A
Expenses net of fee waivers, if any	2.16% A	2.04% A
Expenses net of all reductions	2.09% A	1.98% A
Net investment income (loss)	.34% A	.53% A
Supplemental Data
Net assets, end of period (in millions)	$3	$2
Portfolio turnover rate	57% A	75%

AAnnualized

BTotal returns for periods of less than one year are not annualized.

CTotal returns would have been lower had certain expenses not been reduced during the periods shown.

DTotal returns do not include the effect of the contingent deferred sales charge.

ECalculated based on average shares outstanding during the period.

FFor the period January 6, 2005 (commencement of sale of shares) to October 31, 2005.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

HAmount represents less than $.01 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - International Discovery Fund

	Six months ended April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$30.65	$25.31	$21.87	$16.66	$17.61	$26.70
Income from Investment Operations
Net investment income (loss) E	.23	.37	.22	.19	.11	.19 F
Net realized and unrealized gain (loss)	7.14	5.24	3.40	5.11	(1.06)	(6.11)
Total from investment operations	7.37	5.61	3.62	5.30	(.95)	(5.92)
Distributions from net investment income	(.31)	(.15)	(.18)	(.09)	-	(.51)
Distributions from net realized gain	(1.40)	(.12)	-	-	-	(2.66)
Total distributions	(1.71)	(.27)	(.18)	(.09)	-	(3.17)
Redemption fees added to paid in capital E	- D	- D	- D	- D	- D	- D
Net asset value, end of period	$36.31	$30.65	$25.31	$21.87	$16.66	$17.61
Total Return B, C	25.10%	22.29%	16.65%	31.97%	(5.39)%	(24.91)%
Ratios to Average Net Assets G
Expenses before reductions	1.13% A	1.08%	1.10%	1.14%	1.14%	1.14%
Expenses net of fee waivers, if any	1.12% A	1.07%	1.10%	1.14%	1.14%	1.14%
Expenses net of all reductions	1.05% A	1.01%	1.06%	1.11%	1.12%	1.09%
Net investment income (loss)	1.37% A	1.35%	.92%	1.08%	.59%	.91%
Supplemental Data
Net assets, end of period (in millions)	$6,979	$3,949	$2,193	$1,243	$890	$882
Portfolio turnover rate	57% A	75%	87%	81%	63%	81%

AAnnualized

BTotal returns for periods of less than one year are not annualized.

CTotal returns would have been lower had certain expenses not been reduced during the periods shown.

DAmount represents less than $.01 per share.

ECalculated based on average shares outstanding during the period.

FInvestment income per share reflects a special dividend which amounted to $.04 per share.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

	Six months ended April 30, 2006	Year ended October 31,
	(Unaudited)	2005 E
Selected Per-Share Data
Net asset value, beginning of period	$30.68	$27.41
Income from Investment Operations
Net investment income (loss) D	.24	.38
Net realized and unrealized gain (loss)	7.15	2.89
Total from investment operations	7.39	3.27
Distributions from net investment income	(.33)	-
Distributions from net realized gain	(1.40)	-
Total distributions	(1.73)	-
Redemption fees added to paid in capital D	- G	- G
Net asset value, end of period	$36.34	$30.68
Total Return B, C	25.18%	11.93%
Ratios to Average Net Assets F
Expenses before reductions	1.05% A	.97% A
Expenses net of fee waivers, if any	1.05% A	.97% A
Expenses net of all reductions	.98% A	.90% A
Net investment income (loss)	1.44% A	1.60% A
Supplemental Data
Net assets, end of period (in millions)	$23	$10
Portfolio turnover rate	57% A	75%

AAnnualized

BTotal returns for periods of less than one year are not annualized.

CTotal returns would have been lower had certain expenses not been reduced during the periods shown.

DCalculated based on average shares outstanding during the period.

EFor the period January 6, 2005 (commencement of sale of shares) to October 31, 2005.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

GAmount represents less than $.01 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended April 30, 2006 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity International Discovery Fund (the fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, International Discovery Fund and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile. The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

1. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$1,559,876
Unrealized depreciation	(28,627)
Net unrealized appreciation (depreciation)	$1,531,249
Cost for federal income tax purposes	$6,246,270

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Repurchase Agreements - continued

institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Semiannual Report

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,279,645 and $1,491,856, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the investment performance of the asset-weighted return of all classes as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .82% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$44	$-
Class T	.25%	.25%	9	1
Class B	.75%	.25%	7	5
Class C	.75%	.25%	12	9
			$72	$15

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$14
Class T	3
Class B *	-
Class C *	-
$17

*When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund, except for International Discovery Fund. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for International Discovery Fund shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets
Class A	$30	.17 *
Class T	6	.37 *
Class B	3	.42 *
Class C	3	.26 *
International Discovery Fund	5,904	.22 *
Institutional Class	12	.14 *
	$5,958

*Annualized

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $7 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $6,674. The weighted average interest rate was 4.78%. At period end, there were no bank borrowings outstanding.

7. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Security Lending - continued

disclosed on the fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Net income from lending portfolio securities during the period amounted to $2,139.

8. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Fidelity International Discovery Fund's operating expenses. During the period, this reimbursement reduced the class expenses by $38.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class T	1.75%	1
Class B	2.25%	1
		$2

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $1,935 for the period. In addition, through arrangements with the fund's custodian and ach class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
International Discovery Fund	$78

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9. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2006	Year ended October 31, 2005
From net investment income
Class A	$38	$-
Class T	18	-
Class B	3	-
Class C	8	-
International Discovery Fund	41,152	12,813
Institutional Class	105	-
Total	$41,324	$12,813
From net realized gain
Class A	$173	$-
Class T	102	-
Class B	40	-
Class C	94	-
International Discovery Fund	188,890	10,250
Institutional Class	445	-
Total	$189,744	$10,250

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2006	Year ended October 31, 2005 A	Six months ended April 30, 2006	Year ended October 31, 2005 A
Class A
Shares sold	2,274	62	$75,461	$1,786
Reinvestment of distributions	5	-	160	-
Shares redeemed	(20)	(1)	(687)	(30)
Net increase (decrease)	2,259	61	$74,934	$1,756
Class T
Shares sold	97	63	$3,258	$1,829
Reinvestment of distributions	4	-	112	-
Shares redeemed	(10)	(2)	(354)	(58)
Net increase (decrease)	91	61	$3,016	$1,771
Class B
Shares sold	40	27	$1,324	$759
Reinvestment of distributions	1	-	37	-
Shares redeemed	(5)	(2)	(159)	(53)
Net increase (decrease)	36	25	$1,202	$706
Class C
Shares sold	48	63	$1,559	$1,805
Reinvestment of distributions	1	-	41	-
Shares redeemed	(20)	-	(660)	(1)
Net increase (decrease)	29	63	$940	$1,804
International Discovery Fund
Shares sold	69,363	73,475	$2,314,644	$2,106,762
Reinvestment of distributions	7,089	781	215,944	21,434
Shares redeemed	(13,064)	(32,072)	(432,403)	(909,132)
Net increase (decrease)	63,388	42,184	$2,098,185	$1,219,064
Institutional Class
Shares sold	337	365	$11,189	$10,479
Reinvestment of distributions	4	-	121	-
Shares redeemed	(31)	(48)	(1,031)	(1,416)
Net increase (decrease)	310	317	$10,279	$9,063

AShare transactions for Class A, T, B, C and Institutional Class are for the period January 6, 2005 (commencement of sale of shares) to April 30, 2006.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity International Discovery Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund's management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund's assets; (iii) the nature or level of services provided under the fund's management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund's management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund's portfolio manager would not change, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Agreement is fair and reasonable, and that the fund's Agreement should be approved.

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Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company (formerly Fidelity Management & Research (Far East) Inc.)

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AIDI-USAN-0606
1.806664.101

Fidelity®

International Small Cap

Fund

Semiannual Report

April 30, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time-tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d.
Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2005 to April 30, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2005	Ending Account Value April 30, 2006	Expenses Paid During Period* November 1, 2005 to April 30, 2006
Class A
Actual	$1,000.00	$1,350.10	$9.50
HypotheticalA	$1,000.00	$1,016.71	$8.15
Class T
Actual	$1,000.00	$1,348.30	$10.95
HypotheticalA	$1,000.00	$1,015.47	$9.39
Class B
Actual	$1,000.00	$1,344.30	$13.95
HypotheticalA	$1,000.00	$1,012.89	$11.98
Class C
Actual	$1,000.00	$1,345.00	$13.78
HypotheticalA	$1,000.00	$1,013.04	$11.83
International Small Cap
Actual	$1,000.00	$1,351.90	$7.41
HypotheticalA	$1,000.00	$1,018.50	$6.36
Institutional Class
Actual	$1,000.00	$1,352.10	$7.52
HypotheticalA	$1,000.00	$1,018.40	$6.46

A5% return per year before expenses

*Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.63%
Class T	1.88%
Class B	2.40%
Class C	2.37%
International Small Cap	1.27%
Institutional Class	1.29%

Semiannual Report

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2006
Japan32.2%
United Kingdom18.1%
Australia9.6%
Canada3.9%
South Africa3.8%
United States of America2.8%
Italy2.8%
Bermuda2.4%
Germany2.2%
Other22.2%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2005
Japan32.9%
United Kingdom15.4%
Australia10.4%
United States of America3.8%
South Africa3.7%
Germany3.4%
Singapore2.5%
Canada2.3%
Norway2.1%
Other23.5%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Investment Companies	98.7	97.8
Bonds	0.3	0.1
Short-Term Investments and Net Other Assets	1.0	2.1
Top Ten Stocks as of April 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Banca Italease Spa (Italy, Diversified Financial Services)	1.9	1.0
Steinhoff International Holdings Ltd. (South Africa, Household Durables)	1.5	1.5
Central African Mining & Exploration Co. PLC (United Kingdom, Metals & Mining)	1.2	0.2
Hitachi Construction Machinery Co. Ltd. (Japan, Machinery)	1.1	0.1
Max Petroleum PLC (United Kingdom, Oil, Gas & Consumable Fuels)	1.0	0.0
Konica Minolta Holdings, Inc. (Japan, Office Electronics)	0.9	0.0
Nissin Kogyo Co. Ltd. (Japan, Auto Components)	0.9	1.2
Fujikura Ltd. (Japan, Electrical Equipment)	0.8	0.4
Hitachi Chemical Co. Ltd. (Japan, Chemicals)	0.8	0.0
OMV AG (Austria, Oil, Gas & Consumable Fuels)	0.8	0.3
	10.9
Market Sectors as of April 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Materials	18.7	14.8
Consumer Discretionary	16.5	18.7
Industrials	15.7	15.5
Energy	14.5	13.0
Information Technology	12.8	12.9
Financials	9.8	9.5
Health Care	5.0	5.8
Consumer Staples	3.7	4.3
Utilities	1.2	0.6
Telecommunication Services	1.1	2.8

Semiannual Report

Investments April 30, 2006

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value (Note 1) (000s)
Australia - 9.6%
Allied Gold Ltd. (a)	8,145,000	$3,279
Aristocrat Leisure Ltd.	41,200	461
Austbrokers Holdings Ltd.	509,053	1,118
Australian Stock Exchange Ltd.	76,339	1,905
Australian Wealth Management Ltd. (a)	937,387	1,752
Billabong International Ltd.	546,600	6,403
Boom Logistics Ltd.	1,065,600	3,756
Bradken Ltd.	2,677,195	11,409
Capital-XX Ltd.	2,262,572	3,941
Centamin Egypt Ltd. (a)	7,128,303	4,648
Coates Hire Ltd.	768,400	3,596
Cochlear Ltd.	239,200	9,594
Colorado Group Ltd.	436,600	1,254
Computershare Ltd.	968,472	5,797
CSR Ltd.	550,600	1,694
David Jones Ltd. (e)	1,901,800	3,872
Dominos Pizza Australia New Zealand Ltd.	1,993,100	5,799
Downer EDI Ltd.	2,031,557	13,396
Dwyka Diamonds Ltd. (a)	7,549,000	4,715
Dyno Nobel Ltd.	494,900	985
Elixir Petroleum Ltd. (a)	2,227,040	741
Elkedra Diamonds NL (a)	6,153,671	3,002
Energy Developments Ltd.	14,945	49
European Gas Ltd. (a)	3,307,100	1,457
Finders Resources Ltd.	1,281,400	613
Fox Resources Ltd. (a)	4,514,836	2,915
Fox Resources Ltd. warrants 6/30/07 (a)	342,636	52
Hastie Group Ltd.	1,038,000	1,335
International Ferro Metals (f)	27,299,526	18,919
JB Hi-Fi Ltd.	619,200	2,352
Kimberley Diamond Co. NL (a)	871,100	1,141
Metcash Ltd.	3,551,900	12,412
Millers Retail Ltd. (a)	923,300	1,203
Mineral Deposits Ltd. (a)	4,920,000	6,485
Mineral Securities Ltd. (a)	650,000	790
Mintails Ltd. (a)(f)	7,455,000	1,841
Mortgage Choice Ltd.	5,879,638	11,613
National Australia Bank Ltd.	143,900	4,110
Novera Energy Ltd. (a)	856,600	1,062
Origin Energy Ltd.	410,900	2,201
Oxiana Ltd.	5,035,384	13,044
Paladin Resources Ltd. (a)(e)	1,613,900	5,566
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Australia - continued
QBE Insurance Group Ltd.	257,323	$4,375
Roc Oil Co. Ltd. (a)	6,408,992	16,247
Seek Ltd.	2,980,839	8,990
Select Managed Funds Ltd.	298,900	1,907
SFE Corp. Ltd.	939,600	11,734
Sims Group Ltd.	169,553	2,454
Sphere Investments Ltd. (a)	4,877,121	4,075
Stockland unit	408	2
Sylvania Resources Ltd. (a)(f)	7,537,250	5,067
Tanami Gold NL (a)	17,920,400	4,220
Tutt Bryant Group Ltd.	149,064	186
United Group Ltd.	1,100,021	11,039
Virotec International Ltd. (United Kingdom) (a)	6,788,332	2,197
Woolworths Ltd.	170,218	2,413
WorleyParsons Ltd. (e)	712,800	10,559
Zinifex Ltd.	2,301,500	18,095
TOTAL AUSTRALIA		285,837
Austria - 0.8%
OMV AG	325,200	22,611
Belgium - 0.3%
Melexis NV	93,199	1,487
Punch International NV (a)	29,700	3,638
Recticel SA (e)	242,344	2,905
TOTAL BELGIUM		8,030
Bermuda - 2.4%
Aquarius Platinum Ltd. (United Kingdom)	498,805	7,341
Asia Aluminum Holdings Ltd. (a)	628,000	114
Pacific Andes (Holdings) Ltd.	1,824,000	946
Peace Mark Holdings Ltd.	7,470,000	3,782
Petra Diamonds Ltd. (a)	3,010,606	5,065
Ports Design Ltd.	2,659,000	4,201
RC Group (Holdings) Ltd.	2,493,279	2,865
REXCAPITAL Financial Holdings Ltd. (a)	5,975,000	316
SeaDrill Ltd. (a)	793,721	13,461
Sinochem Hong Kong Holding Ltd.	9,740,000	4,146
Tanzanite One Ltd. (f)	5,891,201	17,889
Trefoil Ltd. (a)	750,000	6,329
Xceldiam Ltd. (f)	3,318,255	2,965
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Bermuda - continued
Xceldiam Ltd. warrants 11/16/07 (a)	1,659,127	$363
Xiwang Sugar Holdings Co. Ltd.	368,000	254
TOTAL BERMUDA		70,037
British Virgin Islands - 0.3%
Albidon Ltd. unit (a)	1,000,000	711
BDI Mining Corp. (a)(f)	8,728,890	4,298
CIC Energy Corp. (a)	330,000	1,963
Titanium Resources Group Ltd.	1,890,000	2,637
TOTAL BRITISH VIRGIN ISLANDS		9,609
Canada - 3.7%
Adastra Minerals, Inc.:
(Canada) (a)	266,300	846
(United Kingdom) (a)	2,254,100	7,235
Altius Minerals Corp. (a)	757,506	4,133
Artumas Group, Inc.	473,800	2,576
Bankers Petroleum Ltd. (a)	3,767,000	3,639
Banro Corp. (a)	277,700	3,353
Brazilian Diamonds Ltd. (a)	1,300,000	395
Falcon Oil & Gas Ltd. (a)	4,775,500	14,651
First Quantum Minerals Ltd.	55,700	2,692
Grove Energy Ltd. (a)	2,324,240	1,950
La Mancha Resources, Inc. (a)	458,200	574
Lionore Mining International Ltd. (a)	296,800	1,505
MagIndustries Corp. (a)	4,865,600	6,963
MagIndustries Corp. (a)(h)	7,233,600	9,317
Oilexco, Inc. (a)	3,980,525	16,022
Platinum Group Metals Ltd. (a)	250,000	467
Rock Well Petroleum, Inc. (h)	770,400	1,034
Shore Gold, Inc. (a)	311,500	1,783
Starfield Resources, Inc. (a)(f)	9,026,531	4,279
Starfield Resources, Inc. (a)(f)(h)	1,678,100	689
Starfield Resources, Inc. warrants 1/21/08 (a)	1,678,100	144
StrataGold Corp. (a)	2,229,000	2,193
StrataGold Corp. (a)(h)	1,078,111	955
SXR Uranium One, Inc. (a)	475,740	4,668
Tenke Mining Corp. (a)	160,000	2,291
Uruguay Mineral Exploration, Inc. (a)	430,400	1,963
Valkyries Petroleum Corp. (a)	334,400	4,262
Visual Defence, Inc. (f)	5,963,100	3,045
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Canada - continued
Western Canadian Coal Corp. (a)	2,161,418	$5,104
Western Canadian Coal Corp. (United Kingdom) (a)	548,286	1,360
TOTAL CANADA		110,088
Cayman Islands - 0.6%
AAC Acoustic Technology Holdings, Inc.	5,094,000	5,782
China Rare Earth Holdings Ltd.	6,418,000	1,449
Ctrip.com International Ltd. sponsored ADR	52,800	2,376
Foxconn International Holdings Ltd. (a)	1,320,000	2,843
New World China Land Ltd.	2,100,000	1,009
Prime Success International Group Ltd.	2,958,000	1,965
Sincere Watch (Hong Kong) Ltd.	2,642,000	259
The9 Ltd. sponsored ADR (a)	73,500	2,204
Wasion Meters Group Ltd.	3,544,000	1,588
TOTAL CAYMAN ISLANDS		19,475
China - 0.7%
Century Sunshine Ecological Technology Holdings Ltd.	2,630,000	1,577
China Oilfield Services Ltd. (H Shares)	2,592,000	1,429
China Shenhua Energy Co. Ltd. (H Shares)	1,325,500	2,402
Dalian Port (PDA) Co. Ltd. (H Shares)	292,000	163
Focus Media Holding Ltd. ADR	73,700	4,451
Lianhua Supermarket Holdings Co. (H Shares)	639,000	746
Nine Dragons Paper (Holdings) Ltd.	494,000	430
Parkson Retail Group Ltd.	155,500	509
Shenzhou International Group Holdings Ltd.	6,594,000	2,849
Sina Corp. (a)	75,300	1,992
Tencent Holdings Ltd.	1,812,000	3,669
Yantai Changyu Pioneer Wine Co. (B Shares)	251,700	831
TOTAL CHINA		21,048
Denmark - 0.2%
Rockwool International AS Series A (e)	40,200	5,024
Egypt - 0.0%
Commercial International Bank Ltd. sponsored GDR	100,900	1,313
Estonia - 0.1%
Tallinna Vesi AS	127,000	2,312
Finland - 1.6%
Aldata Solutions Oyj (a)	2,065,976	6,542
Capman Oyj (B Shares)	349,437	1,318
Fortum Oyj	135,400	3,420
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Finland - continued
Inion OY (a)(f)	3,740,300	$4,604
Metso Corp.	57,600	2,289
Neste Oil Oyj	526,900	18,387
Nokian Tyres Ltd. (e)	435,890	7,457
Tekla Oyj (A Shares)	389,780	2,951
TOTAL FINLAND		46,968
France - 1.7%
Altamir et Compagnie SA	6,100	1,465
Bourbon SA	15,638	1,997
BVRP Software SA (a)	144,796	4,149
Constructions Industrielles dela Mediterranee SA	11,500	1,451
Electricite de France	146,200	8,549
Groupe Open SA (e)	52,500	1,057
Groupe Open SA warrants 10/21/06 (a)	14,809	17
Groupe Promeo (a)	62,625	2,734
Guerbet SA	8,400	1,484
Icade SA	58,100	2,499
Ipsos SA	515	76
Maisons France Confort	31,494	2,368
Orpea (a)	25,207	1,870
Sechilienne-Sidec	5,246	4,170
Signaux Girod	15,575	1,611
Silicon On Insulator Technologies SA (SOITEC) (a)	282,200	9,211
Sucriere de Pithivier Le Vieil	3,345	3,372
Tessi SA	24,066	1,606
The Lisi Group	22,500	1,641
TOTAL FRANCE		51,327
Germany - 1.8%
ADVA AG Optical Networking (a)	104,375	1,238
Articon-Integralis AG (Reg.) (a)	495,185	2,243
Deutz AG (a)(e)	1,142,500	10,465
E.ON AG	30,800	3,751
ElringKlinger AG	18,284	996
Fresenius AG	31,271	5,224
Grenkeleasing AG	25,918	1,978
Kontron AG	154,264	1,752
Merck KGaA	26,441	2,802
Parsytec AG (a)	307,671	1,471
Pfleiderer AG	202,159	6,098
PSI AG (a)(f)	689,200	5,748
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Germany - continued
Pulsion Medical Systems AG (a)	98,511	$749
SGL Carbon AG (a)	219,300	4,607
Suedzucker AG (Bearer)	61,775	1,694
United Internet AG	40,352	2,647
TOTAL GERMANY		53,463
Greece - 0.9%
Autohellas SA	363,100	2,034
Fourlis Holdings SA	200,700	3,115
Greek Organization of Football Prognostics SA	59,042	2,183
Hyatt Regency SA (Reg.)	175,282	2,477
Intralot SA	69,400	2,241
Marfin Financial Group Holdings SA	100	3
Sarantis SA (Reg.)	1,409,518	15,649
TOTAL GREECE		27,702
Hong Kong - 1.0%
Cafe de Coral Holdings Ltd.	2,304,000	3,477
Chen Hsong Holdings Ltd.	1,660,000	1,006
Fong's Industries Co. Ltd.	1,156,000	887
Giordano International Ltd.	6,220,000	3,670
Hong Kong Aircraft & Engineering Co.	152,400	1,483
Hong Kong Land Holdings Ltd.	205,000	804
Integrated Distribution Services Group Ltd. (IDS)	2,488,000	3,690
Lifestyle International Holdings Ltd.	933,000	1,570
Midland Holdings Ltd.	2,506,000	1,454
Singamas Container Holdings Ltd.	1,370,000	1,034
Solomon Systech International Ltd.	13,166,000	5,858
Tai Cheung Holdings Ltd.	1,414,000	798
Tingyi (Cayman Island) Holding Corp.	100,000	64
Tom.com Ltd. (a)	3,814,000	856
Vtech Holdings Ltd.	844,000	4,011
TOTAL HONG KONG		30,662
Hungary - 0.2%
MOL Magyar Olay-es Gazipari RT Series A (For. Reg.)	44,200	5,259
India - 0.6%
Financial Technology (India) Ltd.	97,591	4,006
Great Eastern Energy Corp. Ltd. GDR	1,444,600	4,479
HT Media Ltd.	89,341	1,027
McDowell & Co. Ltd.	209,179	3,639
McDowell & Co. Ltd. GDR (a)	108,021	940
Common Stocks - continued
	Shares	Value (Note 1) (000s)
India - continued
Noida Toll Bridge Co. Ltd. GDR (a)	454,051	$2,770
Royal Orchid Hotels Ltd.	283,396	1,193
TOTAL INDIA		18,054
Indonesia - 0.3%
PT Bank Rakyat Indonesia Tbk	4,528,000	2,384
PT Perusahaan Gas Negara Tbk Series B	4,487,500	6,334
TOTAL INDONESIA		8,718
Ireland - 0.9%
Adwalker PLC (a)(f)	9,125,000	999
Aminex PLC (a)	1,430,219	1,206
Glanbia PLC	1,342,400	4,403
Kenmare Resources PLC (a)	3,621,000	3,087
Kenmare Resources PLC warrants 7/23/09 (a)	1,712,500	851
Minco PLC (a)	2,727,271	746
Paddy Power PLC (Ireland)	241,011	4,287
Petroceltic International PLC (a)(e)	14,094,734	5,784
Providence Resources PLC (a)	20,744,500	2,617
Trinity Biotech PLC sponsored ADR (a)	227,325	1,955
Vimio PLC	867,300	2,033
TOTAL IRELAND		27,968
Israel - 0.6%
Advanced Vision Technology Ltd. (a)	165,400	2,129
Israel Chemicals Ltd.	1,354,000	5,357
Leadcom Integrated Solutions	3,766,400	5,924
Metal-Tech Ltd.	640,200	2,610
MTI Wireless Edge Ltd.	705,128	678
TOTAL ISRAEL		16,698
Italy - 2.8%
Amplifon Spa (e)	38,350	3,528
Banca Credit Firenze	2,942,982	10,422
Banca Italease Spa (e)	918,200	55,913
Bastogi Spa (a)(e)	3,714,300	1,214
Brembo Spa (e)	124,700	1,283
Lottomatica Spa (e)	112,000	5,169
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Italy - continued
Saipem Spa	62,000	$1,556
Teleunit Spa (f)	12,719,158	2,958
TOTAL ITALY		82,043
Japan - 32.2%
Abc-Mart, Inc.	145,900	3,414
Access Co. Ltd.	161	346
Access Co. Ltd. (a)(e)	326	2,920
Advance Create Co. Ltd. (e)	243	758
Advanced Media, Inc. Japan (e)	70	384
Aeon Fantasy Co. Ltd. (e)	76,900	3,228
Aichi Steel Corp. (e)	1,570,000	13,649
Ain Pharmaciez, Inc.	44,900	934
Alpen Co. Ltd.	3,600	146
AOC Holdings, Inc.	89,100	1,878
Ariake Japan Co. Ltd. (e)	154,500	4,464
ARRK Corp.	91,400	3,283
Asahi Denka Co. Ltd.	184,000	2,818
Asahi Diamond Industrial Co. Ltd.	310,000	2,916
Asset Managers Co. Ltd. (e)	3,966	11,598
Atrium Co. Ltd.	58,400	6,052
Avex Group Holdings, Inc. (e)	111,400	3,326
Axell Corp.	646	2,445
Bookoff Corp.	150,000	3,069
Canon Finetech, Inc.	140,500	2,782
Casio Micronics Co. Ltd. (e)	190,300	3,961
Chiba Bank Ltd.	384,000	3,477
Chiyoda Co. Ltd.	68,500	1,919
Chiyoda Corp.	94,000	2,113
Chugoku Marine Paints Ltd. (e)	60,000	386
Chuo Denki Kogyo Co. Ltd.	35,000	147
CMIC Co. Ltd. (e)	2,520	738
Create SD Co. Ltd.	32,900	1,075
cyber communications, Inc. (a)(e)	153	496
CyberAgent, Inc. (e)	1,141	2,365
Daido Steel Co. Ltd.	1,685,000	15,463
Daifuku Co. Ltd.	110,500	1,795
Daiwa Securities Group, Inc.	212,000	2,940
Daiwabo Information System Ltd.	375,500	6,743
Ebara Corp.	873,000	4,998
Elpida Memory, Inc. (a)(e)	106,300	4,873
Endo Lighting Corp.	207,000	2,454
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Japan - continued
EPS Co. Ltd. (e)	604	$2,005
Excite Japan Co. Ltd.	11	78
Faith, Inc.	1,619	636
FamilyMart Co. Ltd.	85,800	2,486
FCC Co. Ltd.	127,000	2,816
FinTech Global, Inc. (e)	503	3,114
Fujikura Ltd.	2,116,000	24,472
Fullcast Co. Ltd.	588	2,380
Furukawa Co. Ltd. (a)	376,000	961
Futaba Industrial Co. Ltd. (e)	319,900	8,343
Gentosha, Inc.	100	720
Hamamatsu Photonics KK (e)	186,800	5,840
Haseko Corp. (a)	1,175,000	4,458
Heiwa Real Estate Co. Ltd.	355,000	2,556
Hikari Tsushin, Inc.	237,800	14,701
Hioki EE Corp. (e)	29,200	1,113
Hiroshima Bank Ltd.	738,000	4,724
Hitachi Chemical Co. Ltd.	785,800	22,910
Hitachi Construction Machinery Co. Ltd.	1,210,200	33,051
Hitachi Koki Co. Ltd.	341,000	6,034
Hogy Medical Co.	28,400	1,501
Hokuto Corp. (e)	239,800	4,115
Ibiden Co. Ltd.	68,700	3,264
Ikyu Corp. (e)	366	877
Index Corp. (e)	1,628	2,187
Intelligence Ltd.	2,200	6,511
Intertrade Co. Ltd. (a)	270	908
Iriso Electronics Co. Ltd.	86,700	3,327
Ishihara Chemical Co. Ltd.	48,000	1,096
Ishikawajima-Harima Heavy Industries Co. Ltd. (a)	1,042,000	3,715
Itochu Corp.	1,087,000	9,870
Japan Communications, Inc.	394	349
Japan Digital Contents Trust, Inc. (a)(e)	877	549
Jastec Co. Ltd.	70,400	1,750
JGC Corp.	154,000	2,698
Joint Corp.	98,400	3,232
JSR Corp.	151,700	4,676
Juroku Bank Ltd.	197,000	1,320
Kakaku.com, Inc. (e)	332	1,327
Kansai Urban Banking Corp. (e)	464,000	2,188
Kanto Denka Kogyo Co. Ltd.	283,000	2,321
Kawasaki Heavy Industries Ltd. (e)	978,000	3,547
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Japan - continued
Kenedix, Inc.	875	$4,510
Kibun Food Chemifa Co. Ltd. (e)	89,900	1,682
Kobayashi Pharmaceutical Co. Ltd.	100,000	3,539
Kobe Steel Ltd.	1,530,000	5,200
KOEI Co. Ltd.	96,390	1,803
Koito Manufacturing Co. Ltd.	124,000	1,786
Konami Corp.	208,800	5,345
Konica Minolta Holdings, Inc.	2,047,500	26,970
Kubota Corp.	74,000	836
Kura Corp. Ltd. (f)	6,084	19,554
Kurita Water Industries Ltd.	111,800	2,278
Link Theory Holdings Co. Ltd. (e)	145	842
Lopro Corp. (e)	414,500	1,966
LTT Bio-Pharma Co. Ltd. (a)(e)	112	157
Meganesuper Co. Ltd.	20	0
Meiko Electronics Co. Ltd.	140,200	10,711
Micronics Japan Co. Ltd.	50,400	2,284
Mitsuba Corp. (e)	263,000	3,545
Mitsubishi Gas Chemical Co., Inc.	1,634,000	21,710
Mitsubishi Materials Corp. (e)	1,730,000	9,343
Mitsui O.S.K. Lines Ltd.	478,000	3,421
Mitsui Trust Holdings, Inc.	191,000	2,638
Murata Manufacturing Co. Ltd.	214,500	15,615
Nachi-Fujikoshi Corp.	1,133,000	7,601
Namco Bandai Holdings, Inc. (a)	132,100	1,904
NEC Leasing Ltd.	77,400	1,845
NEOMAX Co. Ltd.	172,000	4,939
Net One Systems Co. Ltd. (e)	2,511	5,513
NGK Spark Plug Co. Ltd.	864,000	18,968
NIC Corp.	184,000	1,858
Nidec Copal Electronics Corp. (e)	248,600	1,971
Nidec Corp.	36,200	2,791
Nidec Tosok Corp. (e)	169,800	2,365
Nihon Ceratec Co. Ltd. (e)	358	1,559
Nihon Dempa Kogyo Co. Ltd. (e)	417,200	17,842
Nihon Micro Coating Co. Ltd.	147,500	1,082
Nihon Trim Co. Ltd. (e)	192,500	9,399
Nihon Unicom Corp.	100,900	1,790
Nikko Cordial Corp.	164,000	2,654
Nippon Chemi-con Corp.	964,000	7,213
Nippon Denko Co. Ltd. (e)	1,993,000	7,018
Nippon Electric Glass Co. Ltd.	66,000	1,490
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Japan - continued
Nippon Mining Holdings, Inc.	103,500	$957
Nippon Oil Corp.	259,000	2,049
Nippon Seiki Co. Ltd. (e)	889,000	19,322
Nippon Soda Co. Ltd.	558,000	2,715
Nippon Suisan Kaisha Co. Ltd.	568,600	2,796
Nishimatsu Construction Co. Ltd. (e)	650,000	2,717
Nissei Corp.	128,000	1,754
Nissin Co. Ltd. (e)	1,045,760	1,001
Nissin Kogyo Co. Ltd.	1,222,300	25,654
Nissin Servicer Co. Ltd. (e)	1,593	1,098
Nittetsu Mining Co. Ltd.	106,000	884
NOK Corp.	82,900	2,519
Noritake Co. Ltd.	387,000	2,590
NS Solutions Corp.	112,100	2,909
NTN Corp.	404,000	3,335
Obara Corp.	1,100	41
Opt, Inc. (a)	150	767
Optex Co. Ltd.	76,000	2,102
Optoelectronics Co. Ltd.	6,700	241
Otaki Gas Co. Ltd.	16,000	96
Otsuka Corp.	30,800	3,703
Pacific Metals Co. Ltd. (e)	898,000	5,820
Parker Corp.	48,000	755
Phoenix Electric Co. Ltd. (e)	201,600	2,050
Pigeon Corp. (e)	180,000	2,742
Produce Co. Ltd.	339	4,078
Ray Corp.	61,000	241
Relo Holdings Corp.	105,000	2,010
Rex Holdings Co. Ltd.	2,255	7,426
Royal Holdings Co. Ltd.	107,000	1,803
Ryobi Ltd.	359,000	2,673
Saison Information Systems Co. Ltd.	76,300	1,156
Sammy NetWorks Co. Ltd.	750	5,664
Sankyo Co. Ltd. (Gunma)	53,600	3,803
Sapporo Hokuyo Holdings, Inc.	133	1,495
Sato Corp.	196,400	4,769
SBI Holdings, Inc.	7,710	3,927
SBS Co. Ltd. (e)	748	3,186
Sega Sammy Holdings, Inc.	90,000	3,588
Sekisui Plastics Co. Ltd.	160,000	648
Senshukai Co. Ltd.	138,000	1,874
Seria Co. Ltd.	200	527
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Japan - continued
Shaddy Co. Ltd.	153,300	$2,719
Shibaura Electronics Co. Ltd.	67,300	951
Shikoku Chemicals Corp.	134,000	988
Shinohara Systems of Construction Co. Ltd. (e)	1,052	2,661
Shizuki Electric Co., Inc.	96,000	455
Showa Denko KK	2,661,000	11,777
Silex Technology, Inc.	233	554
Simplex Investment Advisors, Inc. (e)	236	327
Softbrain Co. Ltd. (e)	880	563
St. Marc Holdings Co. Ltd.	38,100	2,626
Star Micronics Co. Ltd.	557,000	12,033
Sumco Corp.	33,200	1,985
Sumitomo Bakelite Co. Ltd. (e)	101,000	943
Sumitomo Corp.	1,505,000	22,547
Sumitomo Metal Industries Ltd.	2,055,000	8,662
Sumitomo Metal Mining Co. Ltd.	646,000	9,389
Sumitomo Rubber Industries Ltd.	204,400	2,922
Sumitomo Titanium Corp. (e)	10,400	2,048
Sun Frontier Fudousan Co. Ltd.	345	830
Sunx Ltd.	187,100	4,929
Taisei Corp.	358,000	1,600
Taiyo Ink Manufacturing Co. Ltd.	54,700	3,050
Taiyo Kagaku (e)	89,700	1,194
Taiyo Nippon Sanso Corp. Tokyo	361,000	2,850
Telewave, Inc. (e)	1,915	5,550
The First Energy Service Co. Ltd. (a)(e)	191	295
The Keiyo Bank Ltd.	332,000	2,152
Toagosei Co. Ltd. (e)	533,000	2,270
Toc Co. Ltd.	104,000	621
Tohcello Co. Ltd.	150,000	1,535
Tohoku Electric Power Co., Inc.	170,400	3,928
Tokai Carbon Co. Ltd. (e)	643,000	4,003
Token Corp.	210,400	13,728
Tokuyama Corp.	162,000	2,673
Tokyo Gas Co. Ltd.	376,000	1,819
Tokyo Leasing Co. Ltd.	214,500	3,485
Tokyo Seimitsu Co. Ltd.	70,900	4,215
Tomen Devices Corp.	85,600	1,981
Tomoe Engineering Co. Ltd.	123,200	2,472
TonenGeneral Sekiyu KK (e)	189,000	2,053
Toppan Printing Co. Ltd.	278,000	3,713
Toray Industries, Inc.	2,147,000	20,117
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Japan - continued
Toyo Ink Manufacturing Co. Ltd.	158,000	$808
Toyo Suisan Kaisha Ltd.	59,000	899
Trancom Co. Ltd.	116,300	2,727
Trend Micro, Inc.	126,000	4,880
Tyo Productions, Inc. (e)	128,000	808
Usen Corp. (e)	275,760	5,037
Wacom Co. Ltd.	825	1,724
Wiz Co. Ltd.	404	2,707
Works Applications Co. Ltd. (a)	850	467
Yachiyo Industry Co. Ltd.	118,500	3,226
Yahoo! Japan Corp.	3,802	2,217
Yamada Denki Co. Ltd.	149,600	16,303
Yamaha Motor Co. Ltd.	67,000	1,847
Yaskawa Electric Corp. (a)(e)	361,000	4,441
Yasuragi Co. Ltd.	40,300	1,292
Yokogawa Electric Corp.	170,700	2,704
Yoshimoto Kogyo Co. Ltd.	106,800	3,057
Zecs Co. Ltd. (e)	181	950
Zensho Co. Ltd. (e)	194,500	6,320
TOTAL JAPAN		953,728
Korea (South) - 1.1%
CDNetworks Co. Ltd.	18,400	642
Cheil Industries, Inc.	64,030	2,325
Daegu Bank Co. Ltd.	91,490	1,717
Daishin Securities Co. Ltd.	37,330	873
Hyundai Engineering & Construction Co. Ltd. (a)	30,970	1,928
Hyundai Mipo Dockyard Co. Ltd.	23,770	2,228
Industrial Bank of Korea	68,320	1,376
Korean Reinsurance Co.	158,576	1,900
Kyeryong Construction Industrial Co. Ltd.	44,760	2,107
LG Household & Health Care Ltd.	28,330	2,262
NHN Corp. (a)	6,394	2,271
Orion Corp.	3,120	817
Samho International Co.	9,720	170
Samsung Corp.	70,720	2,204
Samsung Engineering Co. Ltd.	37,830	1,618
Samsung Techwin Co. Ltd.	29,780	995
SFA Engineering Corp.	79,802	2,657
SSCP Co. Ltd.	14,095	275
STX Shipbuilding Co. Ltd.	125,840	1,414
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Korea (South) - continued
Taewoong Co. Ltd.	22,066	$481
YBM Sisa.com, Inc.	57,582	1,606
TOTAL KOREA (SOUTH)		31,866
Luxembourg - 0.2%
RTL Group (a)	54,156	4,909
Malaysia - 0.2%
Green Packet BHD	1,800,000	1,301
Steppe Cement Ltd. (a)	847,900	3,054
Uchi Technologies BHD	437,300	386
TOTAL MALAYSIA		4,741
Netherlands - 0.5%
Bateman Engineering NV	528,957	3,729
Engel East Europe NV	2,027,612	5,824
Nutreco Holding NV	74,700	4,428
TOTAL NETHERLANDS		13,981
New Zealand - 0.6%
Fisher & Paykel Healthcare Corp.	1,926,273	5,192
Freightways Ltd.	35,066	86
Sky City Entertainment Group Ltd.	1,704,323	5,911
Sky Network Television Ltd.	409,053	1,612
Tower Ltd. (a)	2,569,173	4,447
TOTAL NEW ZEALAND		17,248
Norway - 1.4%
ABG Sundal Collier ASA (e)	966,000	1,975
Aker Kvaerner ASA	32,000	3,116
Camillo Eitzen & Co. ASA	280,800	3,144
Deep Ocean ASA (a)	373,747	1,316
Mamut ASA (a)	309,100	697
P4 Radio Hele Norge ASA (e)	141,400	597
Pertra Midt-Norges AS (h)	60,000	974
Schibsted ASA (B Shares) (e)	54,100	1,589
Solstad Offshore ASA	114,000	2,072
Songa Offshore ASA (a)	693,608	7,767
Songa Offshore ASA warrants 6/8/08 (a)(h)	177,778	1,760
Statoil ASA (e)	147,600	4,863
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Norway - continued
Stepstone ASA (a)	4,710,000	$8,103
TANDBERG ASA (e)	263,700	2,685
TOTAL NORWAY		40,658
Poland - 0.8%
Polski Koncern Naftowy Orlen SA unit	459,300	18,716
TVN SA (a)	149,254	4,668
TOTAL POLAND		23,384
Portugal - 0.1%
Impresa SGPS (a)	583,653	3,741
Russia - 0.2%
Sistema JSFC sponsored GDR	135,400	3,317
Vimpel Communications sponsored ADR (a)	68,100	3,170
TOTAL RUSSIA		6,487
Singapore - 2.1%
Advent Air Ltd. (a)	2,331,000	446
Advent Air Ltd. (a)(h)	8,918,299	1,342
Cosco Investment (Singapore) Ltd.	3,422,000	3,095
GES International Ltd.	5,357,000	3,355
Goodpack Ltd.	1,033,000	1,242
Guocoland Ltd.	505,000	786
HTL International Holdings Ltd.	1,244,375	1,031
K-REIT Asia (a)	235,000	221
Keppel Land Ltd.	1,175,000	3,523
Midas Holdings Ltd.	2,510,000	1,397
Olam International Ltd.	2,539,000	2,602
Parkway Holdings Ltd.	3,746,000	6,185
Raffles Education Corp. Ltd.	927,000	1,466
SIA Engineering Co. Ltd.	3,364,000	7,278
Singapore Exchange Ltd.	3,769,000	10,252
Singapore Petroleum Co. Ltd.	452,000	1,644
Singapore Post Ltd.	15,136,000	10,819
The Ascott Group Ltd.	1,298,000	903
United Overseas Land Ltd.	803,000	1,554
Wing Tai Holdings Ltd.	1,928,000	2,134
TOTAL SINGAPORE		61,275
South Africa - 3.8%
African Bank Investments Ltd.	3,130,751	17,496
Barnard Jacobs Mellet Holdings Ltd.	3,499,100	3,492
Common Stocks - continued
	Shares	Value (Note 1) (000s)
South Africa - continued
Discovery Holdings Ltd. (a)	1,329,819	$5,408
FirstRand Ltd.	3,181,100	10,476
Foschini Ltd.	429,200	4,347
Gold Reef Casino Resorts Ltd.	697,000	1,739
JD Group Ltd.	153,100	2,367
Lewis Group Ltd.	299,200	3,018
MTN Group Ltd.	825,302	8,236
Nedbank Group Ltd.	86,656	1,810
Steinhoff International Holdings Ltd.	11,294,432	44,764
Telkom SA Ltd.	263,800	6,283
Wilson Bayly Holmes-Ovcon Ltd.	446,856	4,459
TOTAL SOUTH AFRICA		113,895
Spain - 0.0%
Construcciones y Auxiliar de Ferrocarriles	6,807	946
Sweden - 1.9%
Consafe Offshore AB (A Shares) (a)	984,272	18,849
Eniro AB	400,228	4,392
Gambro AB (A Shares)	405,000	6,082
Hexagon AB (B Shares) (e)	266,411	9,884
Intrum Justitia AB (e)	298,000	2,815
Modern Times Group AB (MTG) (B Shares) (a)	240,350	13,196
Observer AB	463,290	2,160
VBG AB (B Shares)	6,710	357
TOTAL SWEDEN		57,735
Switzerland - 1.1%
Actelion Ltd. (Reg.) (a)	32,849	3,713
Amazys Holding AG (a)	39,138	3,468
Bucher Holding AG (e)	31,439	3,067
Escor Casino & Entertainment SA	19,770	426
Mobilezone Holding AG	331,524	1,804
Novartis AG (Reg.)	73,343	4,218
Pargesa Holding SA	14,130	1,435
Roche Holding AG (participation certificate)	52,195	8,025
Sulzer AG (Reg.) (e)	2,648	2,233
Swissquote Group Holding SA	11,717	3,354
TOTAL SWITZERLAND		31,743
Taiwan - 0.5%
Ardentec Corp.	1,066,000	1,245
Catcher Technology Co. Ltd.	134,000	1,495
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Taiwan - continued
Chi Mei Optoelectronics Corp.	499,000	$709
Delta Electronics, Inc.	167,000	520
Greatek Electronics, Inc.	975,000	1,345
Holtek Semiconductor, Inc.	466,000	933
MediaTek, Inc.	71,000	829
Mirle Automation Corp.	266,000	301
MJC Probe, Inc.	384,000	1,402
Nan Ya Printed Circuit Board Corp.	210,000	2,258
Novatek Microelectronics Corp.	142,000	846
Phoenix Precision Technology Corp.	924,000	2,105
Unimicron Technology Corp.	539,000	899
TOTAL TAIWAN		14,887
Thailand - 0.1%
Bumrungrad Hospital PCL:
NVDR	371,700	364
(For. Reg.)	2,908,400	2,876
TOTAL THAILAND		3,240
Turkey - 0.6%
Atakule Gayrimenkul Yatirim Ortakligi AS	688,000	1,061
Dogan Gazetecilik AS (a)	2,749,955	8,816
Tupras-Turkiye Petrol Rafinerileri AS	395,600	8,376
TOTAL TURKEY		18,253
United Arab Emirates - 0.0%
Investcom LLC GDR	45,600	691
United Kingdom - 17.9%
Accuma Group PLC (a)	418,063	2,059
Advanced Technology (UK) PLC (a)(f)	7,355,000	0
AeroBox PLC (a)	5,694,657	610
Afren PLC (a)(f)	13,838,800	20,696
African Copper PLC (a)	1,742,884	2,718
Air Partner PLC	45,000	589
Alba PLC	298,892	1,156
Alizyme PLC (a)	176,127	514
Alliance Pharma PLC (a)(f)	7,984,200	2,730
Alterian PLC (a)	1,486,000	3,347
Amlin PLC	206,973	1,063
Andor Technology Ltd. (a)	444,444	782
Anglo Asian Mining PLC	4,278,000	4,506
Angus & Ross PLC (a)	5,553,700	1,722
Common Stocks - continued
	Shares	Value (Note 1) (000s)
United Kingdom - continued
Appian Technology PLC (a)	5,416,178	$938
Appian Technology PLC warrants 2/28/08 (a)(h)	479,045	22
Ascent Resources PLC (a)(f)	13,698,300	2,873
Ascent Resources PLC warrants 12/22/07 (a)	1,500,000	84
Asia Energy PLC (a)	1,360,038	10,294
Atrium Underwriting PLC	257,060	966
Autoclenz Holdings PLC (f)	560,000	1,328
Avanti Screenmedia Group PLC (a)(f)	1,737,000	8,870
Baltic Oil Terminals PLC	1,913,000	5,757
Belitung Zinc Corp. PLC (h)	7,435,490	1,356
BG Group PLC	217,200	2,919
Bioprogress PLC (a)(f)	9,567,839	7,765
Blackstar Investors PLC (f)	2,870,000	6,124
Block Shield Corp. PLC (a)	1,121,700	3,253
BowLeven PLC (a)(f)	1,815,700	5,762
Caffe Nero Group PLC (a)	455,278	1,810
Cambrian Mining PLC (f)	7,535,000	22,056
Camco International Ltd.	868,900	1,252
Cardpoint PLC (a)	345,300	671
Central African Mining & Exploration Co. PLC (a)	23,396,219	34,988
Centurion Electronics PLC (f)	44,001,239	903
Ceres Power Holding PLC (a)	1,039,400	6,085
Chaco Resources PLC (a)	11,189,600	3,214
Chaucer Holdings PLC	3,529,713	4,442
Clapham House Group PLC (a)	607,050	2,375
Cobra Biomanufacturing PLC (a)	701,900	560
Coffeeheaven International PLC (a)(f)	6,715,909	2,970
Corac Group PLC (a)(f)	5,349,104	4,756
Corin Group PLC	1,210,314	6,721
Countermine PLC (h)	4,939	465
Countermine PLC warrants 7/26/06 (a)(h)	4,939	0
CustomVis PLC (a)	1,558,936	142
DA Group PLC (a)(f)	1,800,165	1,986
Domino's Pizza UK & IRL PLC	1	0
Dream Direct Group PLC (a)	145,000	116
Eclipse Energy Co. Ltd. (h)	102,000	1,395
Econergy International PLC	675,000	1,219
EnCore Oil PLC (a)	7,777,985	4,291
Eureka Mining PLC (a)	381,700	940
Europa Oil & Gas Holdings PLC (a)	1,000,000	602
Europa Oil & Gas Holdings PLC warrants 11/11/07 (a)	500,000	78
European Diamonds PLC (a)	499,300	225
Common Stocks - continued
	Shares	Value (Note 1) (000s)
United Kingdom - continued
Faroe Petroleum PLC (a)	1,288,906	$4,149
Firestone Diamonds PLC (a)	1,718,100	4,261
Flomerics Group PLC	449,658	865
Forum Energy PLC (f)	1,694,770	3,292
Future PLC	1,717,169	1,315
Gemfields Resources PLC (e)(f)	6,859,200	5,066
GMA Resources PLC (a)(f)	24,646,083	5,506
Goals Soccer Centres PLC	827,000	4,027
Golden Prospect PLC	1,931,500	2,272
Goldshield Group PLC	416,400	2,314
GTL Resources PLC (a)	13,669,072	910
Gyrus Group PLC (a)	538,800	3,729
Hallin Marine Subsea International PLC	1,047,700	1,529
Hambledon Mining PLC (a)	7,127,200	2,210
Hardide Ltd. (f)	12,301,000	3,365
Healthcare Enterprise Group PLC (a)(f)	16,540,108	3,921
Highbury House Communications PLC (a)	713,914	9
Hot Tuna International PLC (f)	2,359,400	1,743
Hot Tuna International PLC warrants 2/25/08 (a)(h)	1,179,700	188
Hydrodec Group PLC (a)(f)	16,486,086	10,523
ID Data PLC (a)(f)	84,350,500	1,185
Ideal Shopping Direct PLC	827,209	5,559
Imperial College Innovations Ltd. (h)	19,300	2,816
Indago Petroleum Ltd.	3,219,846	3,435
Interbulk Investments PLC (a)(f)	5,650,000	2,731
International Con Minerals Ltd. (h)	2,659,964	798
International Con Minerals Ltd. warrants 10/31/07 (a)(h)	1,329,982	0
Intertek Group PLC	116,310	1,749
iomart Group PLC	2,235,000	3,587
IPSA Group PLC (f)	3,246,075	2,871
iSoft Group PLC	974,600	2,088
ITE Group PLC	4,156,817	9,476
ITM Power PLC (a)(e)	3,307,600	19,514
Jubilee Platinum PLC (a)(f)	7,171,303	11,248
Kalahari Minerals PLC	3,563,200	1,332
Kazakhgold Group Ltd. GDR	56,700	1,579
KimCor Diamonds PLC (f)	4,370,000	1,215
KimCor Diamonds PLC warrants 3/15/08 (a)	2,185,000	219
Lambert Howarth Group PLC	252,392	774
Landround PLC (f)	358,600	350
Lansdowne Oil & Gas PLC (a)	917,620	1,456
Lawrence PLC	1,073,124	6,008
Common Stocks - continued
	Shares	Value (Note 1) (000s)
United Kingdom - continued
London Asia Chinese Private Equity Fund Ltd. (a)	527,000	$1,074
London Asia Chinese Private Equity Fund Ltd. warrants 3/31/11 (a)	105,400	55
LTG Technologies PLC (a)(f)	19,549,772	3,209
Manpower Software PLC (a)	258,824	111
Max Petroleum PLC (e)	13,318,752	30,059
Metals Exploration PLC (a)(f)	2,820,077	1,787
Metals Exploration PLC warrants 9/14/07 (a)	1,410,039	379
Mice Group PLC	2,663,824	1,749
Michelmersh Brick Holdings PLC	528,900	945
Monstermob Group PLC (a)	226,461	1,285
Motivcom PLC (f)	2,035,000	3,804
NDS Group PLC sponsored ADR (a)	105,154	5,300
NeuTec Pharma PLC (a)	174,136	1,581
NeutraHealth PLC (a)(f)	7,328,100	1,570
Oystertec PLC (a)	7,009,687	0
Pan African Resources PLC (a)	3,955,600	631
Peninsular Gold Ltd. (a)	350,000	335
Pilat Media Global PLC (a)(f)	2,880,000	2,758
Platinum Mining Corp. of India PLC (f)	12,520,800	3,026
Plethora Solutions Holdings PLC (a)	431,818	1,709
PlusNet Technologies Ltd. (a)(f)	1,711,604	8,428
Premier Oil PLC (a)	159,291	2,984
Proteome Sciences PLC (a)	475,842	369
Pureprofile Media PLC (h)	1,108,572	1,011
Pureprofile Media PLC warrants 7/31/06 (a)(h)	251,428	0
Pursuit Dynamics PLC (a)	666,667	1,833
QA PLC (a)	13,554,656	328
Rambler Metals & Mining PLC	1,300,000	936
Retail Decisions PLC (a)	210,316	522
Rheochem PLC (a)(f)	8,728,300	3,144
Rheochem PLC warrants 12/21/07 (a)	4,364,150	0
Ridge Mining PLC (a)	235,000	235
Royalblue Group PLC	45,073	741
Sarantel Group PLC Class A (a)	536,700	372
Scapa Group PLC (a)	3,010,400	1,139
SDL PLC (a)	1,023,600	3,776
Serabi Mining PLC	1,690,800	1,364
Sibir Energy PLC (a)	84,580	845
Sinclair Pharma PLC (a)	2,238,696	4,899
Sinosoft Technology PLC	6,688,500	4,086
Solomon Gold PLC (f)	1,824,300	1,164
Common Stocks - continued
	Shares	Value (Note 1) (000s)
United Kingdom - continued
SPI Lasers PLC	658,000	$3,270
Spice Holdings PLC	771,200	3,896
Stem Cell Sciences PLC	716,649	869
Sterling Energy PLC (a)	5,469,067	2,917
Stratex International PLC	5,300,000	846
SubSea Resources PLC (a)(f)	8,729,100	6,169
SubSea Resources PLC warrants 11/4/09 (a)	1,805,625	477
Synchronica PLC (a)	1,806,000	856
Synergy Healthcare PLC	314,553	2,799
Taghmen Energy PLC (a)(f)	4,645,755	3,897
Taghmen Energy PLC warrants 4/30/07 (a)	2,279,573	294
Tanfield Group PLC (a)(f)	14,582,131	6,183
Teesland PLC	517,000	915
Tersus Energy PLC (a)	1,420,122	1,036
Theratase PLC	1,725,000	1,479
Third Advance Value Realisation Co. Uk Ltd. (a)	507,108	962
Tikit Group PLC (f)	695,362	2,555
TMO Biotec (h)	10,000	547
Toledo Mining Corp. PLC (a)	921,144	2,024
Triple Plate Junction PLC (a)	3,638,000	1,327
Triple Plate Junction PLC warrants 5/9/07 (a)	1,818,750	0
Tristel PLC	274,418	328
UK Coal PLC	1,087,069	3,232
Unibet Group PLC unit	232,256	5,997
Vectura Group PLC (a)	2,859,400	6,388
Victoria Oil & Gas PLC (a)	2,533,500	11,597
Whatman PLC	280,100	1,603
White Nile Ltd. (a)	200,000	658
William Ransom & Son PLC	3,629,500	3,078
Windsor PLC	700,000	629
World Gaming PLC (a)	1,170,500	3,501
ZincOx Resources PLC (a)	970,000	4,865
TOTAL UNITED KINGDOM		530,986
United States of America - 1.8%
121Media, Inc. (a)(f)	718,205	3,929
Central European Distribution Corp. (a)(e)	42,800	1,757
Chindex International, Inc. (a)(e)	138,900	1,733
Cyberscan Technology, Inc. (f)	996,527	6,815
Frontera Resources Corp. (a)	2,300,000	5,055
Frontier Mining Ltd. (a)	6,115,691	3,346
Marathon Oil Corp.	39,900	3,166
Common Stocks - continued
	Shares	Value (Note 1) (000s)
United States of America - continued
NTL, Inc. (a)	94,100	$2,586
Solar Integrated Technologies, Inc. (a)	1,534,773	9,069
Trico Marine Services, Inc. (a)	57,800	1,931
Uramin, Inc. warrants 7/26/08 (a)(h)	666,666	376
UTEK Corp. (Reg. S)	25,000	400
Valero Energy Corp.	70,900	4,590
XL TechGroup, Inc. (a)	1,442,680	8,551
TOTAL UNITED STATES OF AMERICA		53,304
TOTAL COMMON STOCKS (Cost $2,067,358)		2,911,944
Nonconvertible Preferred Stocks - 0.5%

Germany - 0.4%
Fresenius AG (non-vtg.)	70,528	12,204
United Kingdom - 0.1%
Third Advance Value Realisation Co. Uk Ltd. (a)	1,183,252	2,126
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $7,326)		14,330
Investment Companies - 0.0%

United Kingdom - 0.0%
The Greenhouse Fund Ltd. (a) (Cost $307)	1,750,000	431
Corporate Bonds - 0.3%
		Principal Amount (000s)(d)
Convertible Bonds - 0.3%
Canada - 0.2%
Western Canadian Coal Corp. 7.5% 3/24/11	CAD	7,400	6,487
United Kingdom - 0.1%
BioCare Solutions Ltd. 1% 12/31/06 (h)	GBP	54,768	999
TOTAL CONVERTIBLE BONDS			7,486
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (Note 1) (000s)
Nonconvertible Bonds - 0.0%
Norway - 0.0%
Songa Offshore ASA 9% 9/8/10 (g)		$600	$599
TOTAL CORPORATE BONDS (Cost $7,949)			8,085
Money Market Funds - 8.2%
	Shares
Fidelity Cash Central Fund, 4.8% (b)	29,429,119	29,429
Fidelity Securities Lending Cash Central Fund, 4.83% (b)(c)	212,629,515	212,630
TOTAL MONEY MARKET FUNDS (Cost $242,059)		242,059
TOTAL INVESTMENT PORTFOLIO - 107.2% (Cost $2,324,999)		3,176,849
NET OTHER ASSETS - (7.2)%		(212,831)
NET ASSETS - 100%		$2,964,018
Currency Abbreviations
CAD	-	Canadian dollar
GBP	-	British pound
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Principal amount is stated in United States dollars unless otherwise noted.
(e)Security or a portion of the security is on loan at period end.
(f)Affiliated company

(g)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $599,000 or 0.0% of net assets.

(h)Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $26,044,000 or 0.9% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Advent Air Ltd.	4/18/06	$1,310
Appian Technology PLC warrants 2/28/08	2/18/05	$-
Belitung Zinc Corp. PLC	1/12/06	$1,308
BioCare Solutions Ltd. 1% 12/31/06	8/3/05	$974
Countermine PLC	12/22/05	$443
Countermine PLC warrants 7/26/06	12/22/05	$-
Eclipse Energy Co. Ltd.	4/28/05	$1,459
Hot Tuna International PLC warrants 2/25/08	2/14/06	$-
Imperial College Innovations Ltd.	4/27/05	$2,942
International Con Minerals Ltd.	1/30/06	$798
International Con Minerals Ltd. warrants 10/31/07	1/30/06	$-
MagIndustries Corp.	3/16/06	$7,686
Pertra Midt-Norges AS	6/28/05	$911
Pureprofile Media PLC	5/3/05 - 1/11/06	$1,173
Pureprofile Media PLC warrants 7/31/06	5/3/05	$-
Rock Well Petroleum, Inc.	4/13/06	$1,004
Songa Offshore ASA warrants 6/8/08	6/8/05	$-
Starfield Resources, Inc.	1/17/06	$577
StrataGold Corp.	4/6/06	$842
TMO Biotec	10/27/05	$535
Uramin, Inc. warrants 7/26/08	8/24/05	$-
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$735
Fidelity Securities Lending Cash Central Fund	1,396
Total	$2,131
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
121Media, Inc.	$1,832	$307	$-	$-	$3,929
Advanced Technology (UK) PLC	-	-	-	-	-
Adwalker PLC	1,292	-	-	-	999
Afren PLC	12,040	2,657	2,876	-	20,696
Alliance Pharma PLC	2,924	-	318	-	2,730
Ascent Resources PLC	2,603	526	753	-	2,873
Autoclenz Holdings PLC	-	1,213	-	-	1,328
Avanti Screenmedia Group PLC	-	7,564	-	-	8,870
BDI Mining Corp.	4,646	494	-	-	4,298
Bioprogress PLC	2,479	4,451	-	-	7,765
Blackstar Investors PLC	-	5,074	-	-	6,124
BowLeven PLC	9,158	1,215	-	-	5,762
Cambrian Mining PLC	15,024	3,024	-	156	22,056
Centurion Electronics PLC	574	366	-	-	903
Coffeeheaven International PLC	1,580	1,537	577	-	2,970
Corac Group PLC	2,146	283	-	-	4,756
Cyberscan Technology, Inc.	1,725	8,966	-	-	6,815
DA Group PLC	2,490	-	64	-	1,986
EnCore Oil PLC (formerly, Oil Quest Resources PLC)	596	-	-	-	-
Forum Energy PLC	2,505	1,207	-	-	3,292
Fox Resources Ltd.	844	-	-	-	-
Frontier Mining Ltd.	2,220	-	-	-	-
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Gemfields Resources PLC	$-	$5,312	$-	$-	$5,066
GMA Resources PLC	3,026	-	-	-	5,506
Hardide Ltd.	2,909	-	27	-	3,365
Healthcare Enterprise Group PLC	10,604	2,028	-	-	3,921
Hot Tuna International PLC	-	2,049	-	-	1,743
Hydrodec Group PLC	2,730	5,558	-	-	10,523
ID Data PLC	1,344	-	-	-	1,185
Inion OY	3,466	2,117	-	-	4,604
Interbulk Investments PLC	-	2,006	48	-	2,731
International Ferro Metals	15,854	600	26	-	18,919
IPSA Group PLC	2,128	-	434	-	2,871
Jubilee Platinum PLC	3,339	4,414	791	-	11,248
KimCor Diamonds PLC	-	1,147	-	-	1,215
Kura Corp. Ltd.	18,905	588	-	-	19,554
Lambert Howarth Group PLC	6,291	-	4,755	96	-
Landround PLC	582	54	-	-	350
Leadcom Integrated Solutions	4,705	-	1,258	57	-
LTG Technologies PLC	2,294	1,300	-	-	3,209
Metals Exploration PLC	624	-	-	-	1,787
Mintails Ltd.	-	1,466	-	-	1,841
Motivcom PLC (formerly, P&MM Group PLC)	3,423	-	-	27	3,804
NeutraHealth PLC	1,719	-	-	-	1,570
Pilat Media Global PLC	2,244	-	-	-	2,758
Platinum Mining Corp. of India PLC	3,602	-	-	-	3,026
PlusNet Technologies Ltd.	7,340	720	-	-	8,428
PSI AG	3,396	-	-	-	5,748
Rheochem PLC	1,854	-	-	-	3,144
Solomon Gold PLC	-	1,588	-	-	1,164
Sphere Investments Ltd.	2,552	-	249	-	-
Starfield Resources, Inc.	3,741	-	967	-	4,279
Starfield Resources, Inc. (restricted)	-	577	-	-	689
Stepstone ASA	5,719	-	-	-	-
SubSea Resources PLC	4,362	52	-	-	6,169
Sylvania Resources Ltd.	2,738	472	-	-	5,067
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Synchronica PLC (formerly, Dat Group PLC)	$$1,263	$-	$-	$-	$-
Taghmen Energy PLC	5,671	-	102	-	3,897
Tanfield Group PLC	2,911	2,114	-	-	6,183
Tanzanite One Ltd.	4,936	10,260	-	-	17,889
Teleunit Spa	3,683	710	28	94	2,958
Tikit Group PLC	2,436	-	92	22	2,555
Visual Defence, Inc.	1,379	1,024	-	-	3,045
Xceldiam Ltd.	2,643	-	-	-	2,965
Total	$213,091	$85,040	$13,365	$452	$293,128

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2006

Assets
Investment in securities, at value (including securities loaned of $201,539) - See accompanying schedule: Unaffiliated issuers (cost $1,832,224)	$2,641,662
Affiliated Central Funds (cost $242,059)	242,059
Other affiliated issuers (cost $250,716)	293,128
Total Investments (cost $2,324,999)		$3,176,849
Cash		84
Foreign currency held at value (cost $4,379)		4,405
Receivable for investments sold		24,577
Receivable for fund shares sold		4,375
Dividends receivable		5,617
Interest receivable		201
Prepaid expenses		6
Receivable from investment adviser for expense reductions		1
Other receivables		634
Total assets		3,216,749

Liabilities
Payable for investments purchased	$34,762
Payable for fund shares redeemed	2,138
Accrued management fee	2,303
Distribution fees payable	72
Other affiliated payables	554
Other payables and accrued expenses	272
Collateral on securities loaned, at value	212,630
Total liabilities		252,731

Net Assets		$2,964,018
Net Assets consist of:
Paid in capital		$1,874,712
Undistributed net investment income		1,257
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		236,148
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		851,901
Net Assets		$2,964,018

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2006

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($47,097 ÷ 1,456.9 shares)	$32.33

Maximum offering price per share (100/94.25 of $32.33)	$34.30
Class T: Net Asset Value and redemption price per share ($56,296 ÷ 1,748.4 shares)	$32.20

Maximum offering price per share (100/96.50 of $32.20)	$33.37
Class B: Net Asset Value and offering price per share ($15,986 ÷ 501.9 shares)A	$31.85

Class C: Net Asset Value and offering price per share ($32,464 ÷ 1,016.8 shares)A	$31.93

International Small Cap: Net Asset Value, offering price and redemption price per share ($2,801,384 ÷ 86,110.3 shares)	$32.53

Institutional Class: Net Asset Value, offering price and redemption price per share ($10,791 ÷ 332.1 shares)	$32.49

ARedemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2006

Investment Income
Dividends (including $452 received from other affiliated issuers)		$16,516
Interest		151
Income from affiliated Central Funds (including $1,396 from security lending)		2,131
		18,798
Less foreign taxes withheld		(852)
Total income		17,946

Expenses
Management fee Basic fee	$11,067
Performance adjustment	1,257
Transfer agent fees	2,546
Distribution fees	386
Accounting and security lending fees	604
Independent trustees' compensation	5
Custodian fees and expenses	564
Registration fees	77
Audit	53
Legal	10
Miscellaneous	12
Total expenses before reductions	16,581
Expense reductions	(933)	15,648
Net investment income (loss)		2,298
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $424)	256,131
Other affiliated issuers	1,423
Foreign currency transactions	(210)
Total net realized gain (loss)		257,344
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $297)	505,088
Assets and liabilities in foreign currencies	92
Total change in net unrealized appreciation (depreciation)		505,180
Net gain (loss)		762,524
Net increase (decrease) in net assets resulting from operations		$764,822

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2006	Year ended October 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,298	$10,862
Net realized gain (loss)	257,344	242,238
Change in net unrealized appreciation (depreciation)	505,180	169,248
Net increase (decrease) in net assets resulting from operations	764,822	422,348
Distributions to shareholders from net investment income	(10,829)	(3,406)
Distributions to shareholders from net realized gain	(234,438)	(45,235)
Total distributions	(245,267)	(48,641)
Share transactions - net increase (decrease)	231,934	701,403
Redemption fees	169	1,213
Total increase (decrease) in net assets	751,658	1,076,323

Net Assets
Beginning of period	2,212,360	1,136,037
End of period (including undistributed net investment income of $1,257 and undistributed net investment income of $10,862, respectively)	$2,964,018	$2,212,360

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class A

	Six months ended April 30,	Years ended October 31,
	2006	2005	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$26.69	$21.25	$17.69	$12.35
Income from Investment Operations
Net investment income (loss) E	(.02)	.05	.02	.02 F
Net realized and unrealized gain (loss)	8.60	6.16	3.83	5.30
Total from investment operations	8.58	6.21	3.85	5.32
Distributions from net investment income	(.05)	(.02)	(.02)	-
Distributions from net realized gain	(2.89)	(.77)	(.31)	-
Total distributions	(2.94)	(.79)	(.33)	-
Redemption fees added to paid in capital E	- I	.02	.04	.02
Net asset value, end of period	$32.33	$26.69	$21.25	$17.71
Total Return B, C, D	35.01%	30.16%	22.36%	43.24%
Ratios to Average Net Assets H
Expenses before reductions	1.63% A	1.66%	1.71%	1.77% A
Expenses net of fee waivers, if any	1.63% A	1.66%	1.71%	1.77% A
Expenses net of all reductions	1.56% A	1.63%	1.69%	1.74% A
Net investment income (loss)	(.15)% A	.21%	.09%	.28% A
Supplemental Data
Net assets, end of period (in millions)	$47	$35	$13	$5
Portfolio turnover rate	99% A	79%	77%	84% A

AAnnualized

BTotal returns for periods of less than one year are not annualized.

CTotal returns would have been lower had certain expenses not been reduced during the periods shown.

DTotal returns do not include the effect of the sales charges.

ECalculated based on average shares outstanding during the period.

FInvestment income per share reflects a special dividend which amounted to $.01 per share.

GFor the period May 27, 2003 (commencement of sale of shares) to October 31, 2003.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

IAmount represents less than $.01 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class T

	Six months ended April 30,	Years ended October 31,
	2006	2005	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$26.57	$21.20	$17.68	$12.35
Income from Investment Operations
Net investment income (loss) E	(.06)	(.01)	(.03)	- F, I
Net realized and unrealized gain (loss)	8.57	6.12	3.83	5.31
Total from investment operations	8.51	6.11	3.80	5.31
Distributions from net investment income	-	-	(.01)	-
Distributions from net realized gain	(2.88)	(.76)	(.31)	-
Total distributions	(2.88)	(.76)	(.32)	-
Redemption fees added to paid in capital E	- I	.02	.04	.02
Net asset value, end of period	$32.20	$26.57	$21.20	$17.65
Total Return B, C, D	34.83%	29.72%	22.07%	43.16%
Ratios to Average Net Assets H
Expenses before reductions	1.88% A	1.92%	1.94%	2.12% A
Expenses net of fee waivers, if any	1.88% A	1.91%	1.94%	2.12% A
Expenses net of all reductions	1.81% A	1.88%	1.92%	2.09% A
Net investment income (loss)	(.40)% A	(.04)%	(.14)%	(.07)% A
Supplemental Data
Net assets, end of period (in millions)	$56	$42	$15	$4
Portfolio turnover rate	99% A	79%	77%	84% A

AAnnualized

BTotal returns for periods of less than one year are not annualized.

CTotal returns would have been lower had certain expenses not been reduced during the periods shown.

DTotal returns do not include the effect of the sales charges.

ECalculated based on average shares outstanding during the period.

FInvestment income per share reflects a special dividend which amounted to $.01 per share.

GFor the period May 27, 2003 (commencement of sale of shares) to October 31, 2003.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

IAmount represents less than $.01 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class B

	Six months ended April 30	Years ended October 31,
	2006	2005	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$26.24	$20.99	$17.62	$12.35
Income from Investment Operations
Net investment income (loss) E	(.13)	(.14)	(.16)	(.05) F
Net realized and unrealized gain (loss)	8.47	6.08	3.80	5.30
Total from investment operations	8.34	5.94	3.64	5.25
Distributions from net realized gain	(2.73)	(.71)	(.31)	-
Redemption fees added to paid in capital E	- I	.02	.04	.02
Net asset value, end of period	$31.85	$26.24	$20.99	$17.52
Total Return B, C, D	34.43%	29.13%	21.21%	42.67%
Ratios to Average Net Assets H
Expenses before reductions	2.47% A	2.49%	2.63%	2.76% A
Expenses net of fee waivers, if any	2.40% A	2.43%	2.63%	2.76% A
Expenses net of all reductions	2.33% A	2.40%	2.60%	2.73% A
Net investment income (loss)	(.92)% A	(.56)%	(.83)%	(.71)% A
Supplemental Data
Net assets, end of period (in millions)	$16	$13	$5	$1
Portfolio turnover rate	99% A	79%	77%	84% A

AAnnualized

BTotal returns for periods of less than one year are not annualized.

CTotal returns would have been lower had certain expenses not been reduced during the periods shown.

DTotal returns do not include the effect of the contingent deferred sales charge.

ECalculated based on average shares outstanding during the period.

FInvestment income per share reflects a special dividend which amounted to $.01 per share.

GFor the period May 27, 2003 (commencement of sale of shares) to October 31, 2003.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

IAmount represents less than $.01 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class C

	Six months ended April 30,	Years ended October 31,
	2006	2005	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$26.31	$21.04	$17.64	$12.35
Income from Investment Operations
Net investment income (loss) E	(.13)	(.13)	(.12)	(.04) F
Net realized and unrealized gain (loss)	8.50	6.10	3.80	5.31
Total from investment operations	8.37	5.97	3.68	5.27
Distributions from net investment income	-	-	(.01)	-
Distributions from net realized gain	(2.75)	(.72)	(.31)	-
Total distributions	(2.75)	(.72)	(.32)	-
Redemption fees added to paid in capital E	- I	.02	.04	.02
Net asset value, end of period	$31.93	$26.31	$21.04	$17.73
Total Return B, C, D	34.50%	29.22%	21.43%	42.83%
Ratios to Average Net Assets H
Expenses before reductions	2.37% A	2.41%	2.43%	2.57% A
Expenses net of fee waivers, if any	2.37% A	2.41%	2.43%	2.57% A
Expenses net of all reductions	2.30% A	2.38%	2.40%	2.55% A
Net investment income (loss)	(.89)% A	(.54)%	(.62)%	(.52)% A
Supplemental Data
Net assets, end of period (in millions)	$32	$25	$9	$1
Portfolio turnover rate	99% A	79%	77%	84% A

AAnnualized

BTotal returns for periods of less than one year are not annualized.

CTotal returns would have been lower had certain expenses not been reduced during the periods shown.

DTotal returns do not include the effect of the contingent deferred sales charge.

ECalculated based on average shares outstanding during the period.

FInvestment income per share reflects a special dividend which amounted to $.01 per share.

GFor the period May 27, 2003 (commencement of sale of shares) to October 31, 2003.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

IAmount represents less than $.01 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - International Small Cap

	Six months ended April 30,	Years ended October 31,
	2006	2005	2004	2003	2002 F
Selected Per-Share Data
Net asset value, beginning of period	$26.89	$21.36	$17.71	$9.87	$10.00
Income from Investment Operations
Net investment income (loss) D	.03	.15	.10	.07 E	(.01)
Net realized and unrealized gain (loss)	8.64	6.19	3.84	7.75	(.12)
Total from investment operations	8.67	6.34	3.94	7.82	(.13)
Distributions from net investment income	(.14)	(.06)	(.02)	-	-
Distributions from net realized gain	(2.89)	(.77)	(.31)	(.02)	-
Total distributions	(3.03)	(.83)	(.33)	(.02)	-
Redemption fees added to paid in capital D	- H	.02	.04	.04	- H
Net asset value, end of period	$32.53	$26.89	$21.36	$17.71	$9.87
Total Return B, C	35.19%	30.67%	22.84%	79.78%	(1.30)%
Ratios to Average Net Assets G
Expenses before reductions	1.27% A	1.28%	1.30%	1.54%	13.70% A
Expenses net of fee waivers, if any	1.27% A	1.28%	1.30%	1.54%	1.80% A
Expenses net of all reductions	1.19% A	1.25%	1.28%	1.51%	1.80% A
Net investment income (loss)	.22% A	.59%	.50%	.46%	(.56)% A
Supplemental Data
Net assets, end of period (in millions)	$2,801	$2,090	$1,091	$547	$3
Portfolio turnover rate	99% A	79%	77%	84%	85% A

AAnnualized

BTotal returns for periods of less than one year are not annualized.

CTotal returns would have been lower had certain expenses not been reduced during the periods shown.

DCalculated based on average shares outstanding during the period.

EInvestment income per share reflects a special dividend which amounted to $.03 per share.

FFor the period September 18, 2002 (commencement of operations) to October 31, 2002.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

HAmount represents less than $.01 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

	Six months ended April 30,	Years ended October 31,
	2006	2005	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$26.86	$21.36	$17.72	$12.35
Income from Investment Operations
Net investment income (loss) D	.03	.14	.10	.04 E
Net realized and unrealized gain (loss)	8.63	6.18	3.84	5.31
Total from investment operations	8.66	6.32	3.94	5.35
Distributions from net investment income	(.14)	(.07)	(.03)	-
Distributions from net realized gain	(2.89)	(.77)	(.31)	-
Total distributions	(3.03)	(.84)	(.34)	-
Redemption fees added to paid in capital D	- H	.02	.04	.02
Net asset value, end of period	$32.49	$26.86	$21.36	$17.72
Total Return B, C	35.21%	30.59%	22.84%	43.48%
Ratios to Average Net Assets G
Expenses before reductions	1.29% A	1.30%	1.32%	1.51% A
Expenses net of fee waivers, if any	1.29% A	1.30%	1.32%	1.51% A
Expenses net of all reductions	1.21% A	1.27%	1.29%	1.48% A
Net investment income (loss)	.20% A	.57%	.49%	.54% A
Supplemental Data
Net assets, end of period (in millions)	$11	$7	$3	$.4
Portfolio turnover rate	99% A	79%	77%	84% A

AAnnualized

BTotal returns for periods of less than one year are not annualized.

CTotal returns would have been lower had certain expenses not been reduced during the periods shown.

DCalculated based on average shares outstanding during the period.

EInvestment income per share reflects a special dividend which amounted to $.01 per share.

FFor the period May 27, 2003 (commencement of sale of shares) to October 31, 2003.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

HAmount represents less than $.01 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended April 30, 2006

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity International Small Cap Fund (the fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The fund is currently closed to most new accounts. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, International Small Cap and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Security Valuation - continued

days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Semiannual Report

1. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC)and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$925,779
Unrealized depreciation	(92,898)
Net unrealized appreciation (depreciation)	$832,881
Cost for federal income tax purposes	$2,343,968

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a redemption fee equal to 2.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,264,205 and $1,257,674, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the investment performance of the asset-weighted return of all classes as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .97% of the fund's average net assets.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$50	$1
Class T	.25%	.25%	122	-
Class B	.75%	.25%	72	54
Class C	.75%	.25%	142	31
			$386	$86

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$5
Class T	4
Class B*	25
Class C*	1
$35

*When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund, except for International Small Cap. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for International Small Cap shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

the fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets
Class A	$62	.31*
Class T	76	.31*
Class B	29	.40*
Class C	42	.30*
International Small Cap	2,327	.19*
Institutional Class	10	.21*
	$2,546

*Annualized

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $4 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class B	2.40%	$5

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $918 for the period. In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $1. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
International Small Cap	$9

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2006	Year ended October 31, 2005
From net investment income
Class A	$62	$14
International Small Cap	10,725	3,381
Institutional Class	42	11
Total	$10,829	$3,406
From net realized gain
Class A	$3,713	$542
Class T	4,531	602
Class B	1,340	221
Class C	2,559	359
International Small Cap	221,459	43,388
Institutional Class	836	123
Total	$234,438	$45,235

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2006	Year ended October 31, 2005	Six months ended April 30, 2006	Year ended October 31, 2005
Class A
Shares sold	216	915	$6,256	$22,252
Reinvestment of distributions	125	20	3,194	427
Shares redeemed	(189)	(255)	(5,362)	(6,421)
Net increase (decrease)	152	680	$4,088	$16,258

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2006	Year ended October 31, 2005	Six months ended April 30, 2006	Year ended October 31, 2005
Class T
Shares sold	267	1,286	$7,656	$31,179
Reinvestment of distributions	165	24	4,209	531
Shares redeemed	(251)	(457)	(7,195)	(11,453)
Net increase (decrease)	181	853	$4,670	$20,257
Class B
Shares sold	55	415	$1,537	$9,882
Reinvestment of distributions	48	9	1,212	199
Shares redeemed	(88)	(178)	(2,467)	(4,336)
Net increase (decrease)	15	246	$282	$5,745
Class C
Shares sold	85	680	$2,369	$16,301
Reinvestment of distributions	80	13	2,032	272
Shares redeemed	(106)	(147)	(3,002)	(3,591)
Net increase (decrease)	59	546	$1,399	$12,982
International Small Cap
Shares sold	12,076	51,579	$347,010	$1,266,283
Reinvestment of distributions	8,379	2,008	216,010	43,867
Shares redeemed	(12,099)	(26,924)	(343,047)	(667,826)
Net increase (decrease)	8,356	26,663	$219,973	$642,324
Institutional Class
Shares sold	65	259	$1,894	$6,323
Reinvestment of distributions	20	3	506	59
Shares redeemed	(30)	(105)	(878)	(2,545)
Net increase (decrease)	55	157	$1,522	$3,837

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Investment Trust and Shareholders of Fidelity International Small Cap Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity International Small Cap Fund (the Fund), a fund of Fidelity Investment Trust, including the schedule of investments as of April 30, 2006, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended April 30, 2006 and for the year ended October 31, 2005, and the financial highlights for the six months ended April 30, 2006 and for the periods from September 18, 2002 (commencement of operations) to October 31, 2005. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2006, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity International Small Cap Fund as of April 30, 2006, the results of its operations for the six months then ended, the changes in its net assets for the six months ended April 30, 2006 and for the year ended October 31, 2005, and its financial highlights for the six months ended April 30, 2006 and for the periods from September 18, 2002 (commencement of operations) to October 31, 2005, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Semiannual Report

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 23, 2006

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity International Small Cap Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund's management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund's assets; (iii) the nature or level of services provided under the fund's management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund's management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund's portfolio manager would not change, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Agreement is fair and reasonable, and that the fund's Agreement should be approved.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

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7373 N. Scottsdale Road
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California

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73-575 El Paseo
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251 University Avenue
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123 South Lake Avenue
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7676 Hazard Center Drive
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3793 State Street
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21701 Hawthorne Boulevard
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2001 North Main Street
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Colorado

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West Hartford, CT

Delaware

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Wilmington, DE

Florida

4400 N. Federal Highway
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2948 N. Federal Highway
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1907 West State Road 434
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8880 Tamiami Trail, North
Naples, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

3501 PGA Boulevard
West Palm Beach, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Semiannual Report

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Missouri

8885 Ladue Road
Ladue, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Highway 35
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
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1735 Market Street
Philadelphia, PA

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Wexford, PA

Rhode Island

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Providence, RI

Tennessee

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Texas

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Dallas, TX

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Houston, TX

2701 Drexel Drive
Houston, TX

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Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

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General Correspondence

Fidelity Investments
P.O. Box 500
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Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

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ISC-USAN-0606
1.800661.102

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

International Small Cap

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2006

(2_fidelity_logos) (Registered_Trademark)

Class A, Class T, Class B, and Class C are classes of Fidelity®
International Small Cap Fund

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time-tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d.
Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2005 to April 30, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2005	Ending Account Value April 30, 2006	Expenses Paid During Period* November 1, 2005 to April 30, 2006
Class A
Actual	$1,000.00	$1,350.10	$9.50
HypotheticalA	$1,000.00	$1,016.71	$8.15
Class T
Actual	$1,000.00	$1,348.30	$10.95
HypotheticalA	$1,000.00	$1,015.47	$9.39
Class B
Actual	$1,000.00	$1,344.30	$13.95
HypotheticalA	$1,000.00	$1,012.89	$11.98
Class C
Actual	$1,000.00	$1,345.00	$13.78
HypotheticalA	$1,000.00	$1,013.04	$11.83
International Small Cap
Actual	$1,000.00	$1,351.90	$7.41
HypotheticalA	$1,000.00	$1,018.50	$6.36
Institutional Class
Actual	$1,000.00	$1,352.10	$7.52
HypotheticalA	$1,000.00	$1,018.40	$6.46

A5% return per year before expenses

*Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.63%
Class T	1.88%
Class B	2.40%
Class C	2.37%
International Small Cap	1.27%
Institutional Class	1.29%

Semiannual Report

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2006
Japan32.2%
United Kingdom18.1%
Australia9.6%
Canada3.9%
South Africa3.8%
United States of America2.8%
Italy2.8%
Bermuda2.4%
Germany2.2%
Other22.2%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2005
Japan32.9%
United Kingdom15.4%
Australia10.4%
United States of America3.8%
South Africa3.7%
Germany3.4%
Singapore2.5%
Canada2.3%
Norway2.1%
Other23.5%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Investment Companies	98.7	97.8
Bonds	0.3	0.1
Short-Term Investments and Net Other Assets	1.0	2.1
Top Ten Stocks as of April 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Banca Italease Spa (Italy, Diversified Financial Services)	1.9	1.0
Steinhoff International Holdings Ltd. (South Africa, Household Durables)	1.5	1.5
Central African Mining & Exploration Co. PLC (United Kingdom, Metals & Mining)	1.2	0.2
Hitachi Construction Machinery Co. Ltd. (Japan, Machinery)	1.1	0.1
Max Petroleum PLC (United Kingdom, Oil, Gas & Consumable Fuels)	1.0	0.0
Konica Minolta Holdings, Inc. (Japan, Office Electronics)	0.9	0.0
Nissin Kogyo Co. Ltd. (Japan, Auto Components)	0.9	1.2
Fujikura Ltd. (Japan, Electrical Equipment)	0.8	0.4
Hitachi Chemical Co. Ltd. (Japan, Chemicals)	0.8	0.0
OMV AG (Austria, Oil, Gas & Consumable Fuels)	0.8	0.3
	10.9
Market Sectors as of April 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Materials	18.7	14.8
Consumer Discretionary	16.5	18.7
Industrials	15.7	15.5
Energy	14.5	13.0
Information Technology	12.8	12.9
Financials	9.8	9.5
Health Care	5.0	5.8
Consumer Staples	3.7	4.3
Utilities	1.2	0.6
Telecommunication Services	1.1	2.8

Semiannual Report

Investments April 30, 2006

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value (Note 1) (000s)
Australia - 9.6%
Allied Gold Ltd. (a)	8,145,000	$3,279
Aristocrat Leisure Ltd.	41,200	461
Austbrokers Holdings Ltd.	509,053	1,118
Australian Stock Exchange Ltd.	76,339	1,905
Australian Wealth Management Ltd. (a)	937,387	1,752
Billabong International Ltd.	546,600	6,403
Boom Logistics Ltd.	1,065,600	3,756
Bradken Ltd.	2,677,195	11,409
Capital-XX Ltd.	2,262,572	3,941
Centamin Egypt Ltd. (a)	7,128,303	4,648
Coates Hire Ltd.	768,400	3,596
Cochlear Ltd.	239,200	9,594
Colorado Group Ltd.	436,600	1,254
Computershare Ltd.	968,472	5,797
CSR Ltd.	550,600	1,694
David Jones Ltd. (e)	1,901,800	3,872
Dominos Pizza Australia New Zealand Ltd.	1,993,100	5,799
Downer EDI Ltd.	2,031,557	13,396
Dwyka Diamonds Ltd. (a)	7,549,000	4,715
Dyno Nobel Ltd.	494,900	985
Elixir Petroleum Ltd. (a)	2,227,040	741
Elkedra Diamonds NL (a)	6,153,671	3,002
Energy Developments Ltd.	14,945	49
European Gas Ltd. (a)	3,307,100	1,457
Finders Resources Ltd.	1,281,400	613
Fox Resources Ltd. (a)	4,514,836	2,915
Fox Resources Ltd. warrants 6/30/07 (a)	342,636	52
Hastie Group Ltd.	1,038,000	1,335
International Ferro Metals (f)	27,299,526	18,919
JB Hi-Fi Ltd.	619,200	2,352
Kimberley Diamond Co. NL (a)	871,100	1,141
Metcash Ltd.	3,551,900	12,412
Millers Retail Ltd. (a)	923,300	1,203
Mineral Deposits Ltd. (a)	4,920,000	6,485
Mineral Securities Ltd. (a)	650,000	790
Mintails Ltd. (a)(f)	7,455,000	1,841
Mortgage Choice Ltd.	5,879,638	11,613
National Australia Bank Ltd.	143,900	4,110
Novera Energy Ltd. (a)	856,600	1,062
Origin Energy Ltd.	410,900	2,201
Oxiana Ltd.	5,035,384	13,044
Paladin Resources Ltd. (a)(e)	1,613,900	5,566
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Australia - continued
QBE Insurance Group Ltd.	257,323	$4,375
Roc Oil Co. Ltd. (a)	6,408,992	16,247
Seek Ltd.	2,980,839	8,990
Select Managed Funds Ltd.	298,900	1,907
SFE Corp. Ltd.	939,600	11,734
Sims Group Ltd.	169,553	2,454
Sphere Investments Ltd. (a)	4,877,121	4,075
Stockland unit	408	2
Sylvania Resources Ltd. (a)(f)	7,537,250	5,067
Tanami Gold NL (a)	17,920,400	4,220
Tutt Bryant Group Ltd.	149,064	186
United Group Ltd.	1,100,021	11,039
Virotec International Ltd. (United Kingdom) (a)	6,788,332	2,197
Woolworths Ltd.	170,218	2,413
WorleyParsons Ltd. (e)	712,800	10,559
Zinifex Ltd.	2,301,500	18,095
TOTAL AUSTRALIA		285,837
Austria - 0.8%
OMV AG	325,200	22,611
Belgium - 0.3%
Melexis NV	93,199	1,487
Punch International NV (a)	29,700	3,638
Recticel SA (e)	242,344	2,905
TOTAL BELGIUM		8,030
Bermuda - 2.4%
Aquarius Platinum Ltd. (United Kingdom)	498,805	7,341
Asia Aluminum Holdings Ltd. (a)	628,000	114
Pacific Andes (Holdings) Ltd.	1,824,000	946
Peace Mark Holdings Ltd.	7,470,000	3,782
Petra Diamonds Ltd. (a)	3,010,606	5,065
Ports Design Ltd.	2,659,000	4,201
RC Group (Holdings) Ltd.	2,493,279	2,865
REXCAPITAL Financial Holdings Ltd. (a)	5,975,000	316
SeaDrill Ltd. (a)	793,721	13,461
Sinochem Hong Kong Holding Ltd.	9,740,000	4,146
Tanzanite One Ltd. (f)	5,891,201	17,889
Trefoil Ltd. (a)	750,000	6,329
Xceldiam Ltd. (f)	3,318,255	2,965
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Bermuda - continued
Xceldiam Ltd. warrants 11/16/07 (a)	1,659,127	$363
Xiwang Sugar Holdings Co. Ltd.	368,000	254
TOTAL BERMUDA		70,037
British Virgin Islands - 0.3%
Albidon Ltd. unit (a)	1,000,000	711
BDI Mining Corp. (a)(f)	8,728,890	4,298
CIC Energy Corp. (a)	330,000	1,963
Titanium Resources Group Ltd.	1,890,000	2,637
TOTAL BRITISH VIRGIN ISLANDS		9,609
Canada - 3.7%
Adastra Minerals, Inc.:
(Canada) (a)	266,300	846
(United Kingdom) (a)	2,254,100	7,235
Altius Minerals Corp. (a)	757,506	4,133
Artumas Group, Inc.	473,800	2,576
Bankers Petroleum Ltd. (a)	3,767,000	3,639
Banro Corp. (a)	277,700	3,353
Brazilian Diamonds Ltd. (a)	1,300,000	395
Falcon Oil & Gas Ltd. (a)	4,775,500	14,651
First Quantum Minerals Ltd.	55,700	2,692
Grove Energy Ltd. (a)	2,324,240	1,950
La Mancha Resources, Inc. (a)	458,200	574
Lionore Mining International Ltd. (a)	296,800	1,505
MagIndustries Corp. (a)	4,865,600	6,963
MagIndustries Corp. (a)(h)	7,233,600	9,317
Oilexco, Inc. (a)	3,980,525	16,022
Platinum Group Metals Ltd. (a)	250,000	467
Rock Well Petroleum, Inc. (h)	770,400	1,034
Shore Gold, Inc. (a)	311,500	1,783
Starfield Resources, Inc. (a)(f)	9,026,531	4,279
Starfield Resources, Inc. (a)(f)(h)	1,678,100	689
Starfield Resources, Inc. warrants 1/21/08 (a)	1,678,100	144
StrataGold Corp. (a)	2,229,000	2,193
StrataGold Corp. (a)(h)	1,078,111	955
SXR Uranium One, Inc. (a)	475,740	4,668
Tenke Mining Corp. (a)	160,000	2,291
Uruguay Mineral Exploration, Inc. (a)	430,400	1,963
Valkyries Petroleum Corp. (a)	334,400	4,262
Visual Defence, Inc. (f)	5,963,100	3,045
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Canada - continued
Western Canadian Coal Corp. (a)	2,161,418	$5,104
Western Canadian Coal Corp. (United Kingdom) (a)	548,286	1,360
TOTAL CANADA		110,088
Cayman Islands - 0.6%
AAC Acoustic Technology Holdings, Inc.	5,094,000	5,782
China Rare Earth Holdings Ltd.	6,418,000	1,449
Ctrip.com International Ltd. sponsored ADR	52,800	2,376
Foxconn International Holdings Ltd. (a)	1,320,000	2,843
New World China Land Ltd.	2,100,000	1,009
Prime Success International Group Ltd.	2,958,000	1,965
Sincere Watch (Hong Kong) Ltd.	2,642,000	259
The9 Ltd. sponsored ADR (a)	73,500	2,204
Wasion Meters Group Ltd.	3,544,000	1,588
TOTAL CAYMAN ISLANDS		19,475
China - 0.7%
Century Sunshine Ecological Technology Holdings Ltd.	2,630,000	1,577
China Oilfield Services Ltd. (H Shares)	2,592,000	1,429
China Shenhua Energy Co. Ltd. (H Shares)	1,325,500	2,402
Dalian Port (PDA) Co. Ltd. (H Shares)	292,000	163
Focus Media Holding Ltd. ADR	73,700	4,451
Lianhua Supermarket Holdings Co. (H Shares)	639,000	746
Nine Dragons Paper (Holdings) Ltd.	494,000	430
Parkson Retail Group Ltd.	155,500	509
Shenzhou International Group Holdings Ltd.	6,594,000	2,849
Sina Corp. (a)	75,300	1,992
Tencent Holdings Ltd.	1,812,000	3,669
Yantai Changyu Pioneer Wine Co. (B Shares)	251,700	831
TOTAL CHINA		21,048
Denmark - 0.2%
Rockwool International AS Series A (e)	40,200	5,024
Egypt - 0.0%
Commercial International Bank Ltd. sponsored GDR	100,900	1,313
Estonia - 0.1%
Tallinna Vesi AS	127,000	2,312
Finland - 1.6%
Aldata Solutions Oyj (a)	2,065,976	6,542
Capman Oyj (B Shares)	349,437	1,318
Fortum Oyj	135,400	3,420
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Finland - continued
Inion OY (a)(f)	3,740,300	$4,604
Metso Corp.	57,600	2,289
Neste Oil Oyj	526,900	18,387
Nokian Tyres Ltd. (e)	435,890	7,457
Tekla Oyj (A Shares)	389,780	2,951
TOTAL FINLAND		46,968
France - 1.7%
Altamir et Compagnie SA	6,100	1,465
Bourbon SA	15,638	1,997
BVRP Software SA (a)	144,796	4,149
Constructions Industrielles dela Mediterranee SA	11,500	1,451
Electricite de France	146,200	8,549
Groupe Open SA (e)	52,500	1,057
Groupe Open SA warrants 10/21/06 (a)	14,809	17
Groupe Promeo (a)	62,625	2,734
Guerbet SA	8,400	1,484
Icade SA	58,100	2,499
Ipsos SA	515	76
Maisons France Confort	31,494	2,368
Orpea (a)	25,207	1,870
Sechilienne-Sidec	5,246	4,170
Signaux Girod	15,575	1,611
Silicon On Insulator Technologies SA (SOITEC) (a)	282,200	9,211
Sucriere de Pithivier Le Vieil	3,345	3,372
Tessi SA	24,066	1,606
The Lisi Group	22,500	1,641
TOTAL FRANCE		51,327
Germany - 1.8%
ADVA AG Optical Networking (a)	104,375	1,238
Articon-Integralis AG (Reg.) (a)	495,185	2,243
Deutz AG (a)(e)	1,142,500	10,465
E.ON AG	30,800	3,751
ElringKlinger AG	18,284	996
Fresenius AG	31,271	5,224
Grenkeleasing AG	25,918	1,978
Kontron AG	154,264	1,752
Merck KGaA	26,441	2,802
Parsytec AG (a)	307,671	1,471
Pfleiderer AG	202,159	6,098
PSI AG (a)(f)	689,200	5,748
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Germany - continued
Pulsion Medical Systems AG (a)	98,511	$749
SGL Carbon AG (a)	219,300	4,607
Suedzucker AG (Bearer)	61,775	1,694
United Internet AG	40,352	2,647
TOTAL GERMANY		53,463
Greece - 0.9%
Autohellas SA	363,100	2,034
Fourlis Holdings SA	200,700	3,115
Greek Organization of Football Prognostics SA	59,042	2,183
Hyatt Regency SA (Reg.)	175,282	2,477
Intralot SA	69,400	2,241
Marfin Financial Group Holdings SA	100	3
Sarantis SA (Reg.)	1,409,518	15,649
TOTAL GREECE		27,702
Hong Kong - 1.0%
Cafe de Coral Holdings Ltd.	2,304,000	3,477
Chen Hsong Holdings Ltd.	1,660,000	1,006
Fong's Industries Co. Ltd.	1,156,000	887
Giordano International Ltd.	6,220,000	3,670
Hong Kong Aircraft & Engineering Co.	152,400	1,483
Hong Kong Land Holdings Ltd.	205,000	804
Integrated Distribution Services Group Ltd. (IDS)	2,488,000	3,690
Lifestyle International Holdings Ltd.	933,000	1,570
Midland Holdings Ltd.	2,506,000	1,454
Singamas Container Holdings Ltd.	1,370,000	1,034
Solomon Systech International Ltd.	13,166,000	5,858
Tai Cheung Holdings Ltd.	1,414,000	798
Tingyi (Cayman Island) Holding Corp.	100,000	64
Tom.com Ltd. (a)	3,814,000	856
Vtech Holdings Ltd.	844,000	4,011
TOTAL HONG KONG		30,662
Hungary - 0.2%
MOL Magyar Olay-es Gazipari RT Series A (For. Reg.)	44,200	5,259
India - 0.6%
Financial Technology (India) Ltd.	97,591	4,006
Great Eastern Energy Corp. Ltd. GDR	1,444,600	4,479
HT Media Ltd.	89,341	1,027
McDowell & Co. Ltd.	209,179	3,639
McDowell & Co. Ltd. GDR (a)	108,021	940
Common Stocks - continued
	Shares	Value (Note 1) (000s)
India - continued
Noida Toll Bridge Co. Ltd. GDR (a)	454,051	$2,770
Royal Orchid Hotels Ltd.	283,396	1,193
TOTAL INDIA		18,054
Indonesia - 0.3%
PT Bank Rakyat Indonesia Tbk	4,528,000	2,384
PT Perusahaan Gas Negara Tbk Series B	4,487,500	6,334
TOTAL INDONESIA		8,718
Ireland - 0.9%
Adwalker PLC (a)(f)	9,125,000	999
Aminex PLC (a)	1,430,219	1,206
Glanbia PLC	1,342,400	4,403
Kenmare Resources PLC (a)	3,621,000	3,087
Kenmare Resources PLC warrants 7/23/09 (a)	1,712,500	851
Minco PLC (a)	2,727,271	746
Paddy Power PLC (Ireland)	241,011	4,287
Petroceltic International PLC (a)(e)	14,094,734	5,784
Providence Resources PLC (a)	20,744,500	2,617
Trinity Biotech PLC sponsored ADR (a)	227,325	1,955
Vimio PLC	867,300	2,033
TOTAL IRELAND		27,968
Israel - 0.6%
Advanced Vision Technology Ltd. (a)	165,400	2,129
Israel Chemicals Ltd.	1,354,000	5,357
Leadcom Integrated Solutions	3,766,400	5,924
Metal-Tech Ltd.	640,200	2,610
MTI Wireless Edge Ltd.	705,128	678
TOTAL ISRAEL		16,698
Italy - 2.8%
Amplifon Spa (e)	38,350	3,528
Banca Credit Firenze	2,942,982	10,422
Banca Italease Spa (e)	918,200	55,913
Bastogi Spa (a)(e)	3,714,300	1,214
Brembo Spa (e)	124,700	1,283
Lottomatica Spa (e)	112,000	5,169
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Italy - continued
Saipem Spa	62,000	$1,556
Teleunit Spa (f)	12,719,158	2,958
TOTAL ITALY		82,043
Japan - 32.2%
Abc-Mart, Inc.	145,900	3,414
Access Co. Ltd.	161	346
Access Co. Ltd. (a)(e)	326	2,920
Advance Create Co. Ltd. (e)	243	758
Advanced Media, Inc. Japan (e)	70	384
Aeon Fantasy Co. Ltd. (e)	76,900	3,228
Aichi Steel Corp. (e)	1,570,000	13,649
Ain Pharmaciez, Inc.	44,900	934
Alpen Co. Ltd.	3,600	146
AOC Holdings, Inc.	89,100	1,878
Ariake Japan Co. Ltd. (e)	154,500	4,464
ARRK Corp.	91,400	3,283
Asahi Denka Co. Ltd.	184,000	2,818
Asahi Diamond Industrial Co. Ltd.	310,000	2,916
Asset Managers Co. Ltd. (e)	3,966	11,598
Atrium Co. Ltd.	58,400	6,052
Avex Group Holdings, Inc. (e)	111,400	3,326
Axell Corp.	646	2,445
Bookoff Corp.	150,000	3,069
Canon Finetech, Inc.	140,500	2,782
Casio Micronics Co. Ltd. (e)	190,300	3,961
Chiba Bank Ltd.	384,000	3,477
Chiyoda Co. Ltd.	68,500	1,919
Chiyoda Corp.	94,000	2,113
Chugoku Marine Paints Ltd. (e)	60,000	386
Chuo Denki Kogyo Co. Ltd.	35,000	147
CMIC Co. Ltd. (e)	2,520	738
Create SD Co. Ltd.	32,900	1,075
cyber communications, Inc. (a)(e)	153	496
CyberAgent, Inc. (e)	1,141	2,365
Daido Steel Co. Ltd.	1,685,000	15,463
Daifuku Co. Ltd.	110,500	1,795
Daiwa Securities Group, Inc.	212,000	2,940
Daiwabo Information System Ltd.	375,500	6,743
Ebara Corp.	873,000	4,998
Elpida Memory, Inc. (a)(e)	106,300	4,873
Endo Lighting Corp.	207,000	2,454
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Japan - continued
EPS Co. Ltd. (e)	604	$2,005
Excite Japan Co. Ltd.	11	78
Faith, Inc.	1,619	636
FamilyMart Co. Ltd.	85,800	2,486
FCC Co. Ltd.	127,000	2,816
FinTech Global, Inc. (e)	503	3,114
Fujikura Ltd.	2,116,000	24,472
Fullcast Co. Ltd.	588	2,380
Furukawa Co. Ltd. (a)	376,000	961
Futaba Industrial Co. Ltd. (e)	319,900	8,343
Gentosha, Inc.	100	720
Hamamatsu Photonics KK (e)	186,800	5,840
Haseko Corp. (a)	1,175,000	4,458
Heiwa Real Estate Co. Ltd.	355,000	2,556
Hikari Tsushin, Inc.	237,800	14,701
Hioki EE Corp. (e)	29,200	1,113
Hiroshima Bank Ltd.	738,000	4,724
Hitachi Chemical Co. Ltd.	785,800	22,910
Hitachi Construction Machinery Co. Ltd.	1,210,200	33,051
Hitachi Koki Co. Ltd.	341,000	6,034
Hogy Medical Co.	28,400	1,501
Hokuto Corp. (e)	239,800	4,115
Ibiden Co. Ltd.	68,700	3,264
Ikyu Corp. (e)	366	877
Index Corp. (e)	1,628	2,187
Intelligence Ltd.	2,200	6,511
Intertrade Co. Ltd. (a)	270	908
Iriso Electronics Co. Ltd.	86,700	3,327
Ishihara Chemical Co. Ltd.	48,000	1,096
Ishikawajima-Harima Heavy Industries Co. Ltd. (a)	1,042,000	3,715
Itochu Corp.	1,087,000	9,870
Japan Communications, Inc.	394	349
Japan Digital Contents Trust, Inc. (a)(e)	877	549
Jastec Co. Ltd.	70,400	1,750
JGC Corp.	154,000	2,698
Joint Corp.	98,400	3,232
JSR Corp.	151,700	4,676
Juroku Bank Ltd.	197,000	1,320
Kakaku.com, Inc. (e)	332	1,327
Kansai Urban Banking Corp. (e)	464,000	2,188
Kanto Denka Kogyo Co. Ltd.	283,000	2,321
Kawasaki Heavy Industries Ltd. (e)	978,000	3,547
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Japan - continued
Kenedix, Inc.	875	$4,510
Kibun Food Chemifa Co. Ltd. (e)	89,900	1,682
Kobayashi Pharmaceutical Co. Ltd.	100,000	3,539
Kobe Steel Ltd.	1,530,000	5,200
KOEI Co. Ltd.	96,390	1,803
Koito Manufacturing Co. Ltd.	124,000	1,786
Konami Corp.	208,800	5,345
Konica Minolta Holdings, Inc.	2,047,500	26,970
Kubota Corp.	74,000	836
Kura Corp. Ltd. (f)	6,084	19,554
Kurita Water Industries Ltd.	111,800	2,278
Link Theory Holdings Co. Ltd. (e)	145	842
Lopro Corp. (e)	414,500	1,966
LTT Bio-Pharma Co. Ltd. (a)(e)	112	157
Meganesuper Co. Ltd.	20	0
Meiko Electronics Co. Ltd.	140,200	10,711
Micronics Japan Co. Ltd.	50,400	2,284
Mitsuba Corp. (e)	263,000	3,545
Mitsubishi Gas Chemical Co., Inc.	1,634,000	21,710
Mitsubishi Materials Corp. (e)	1,730,000	9,343
Mitsui O.S.K. Lines Ltd.	478,000	3,421
Mitsui Trust Holdings, Inc.	191,000	2,638
Murata Manufacturing Co. Ltd.	214,500	15,615
Nachi-Fujikoshi Corp.	1,133,000	7,601
Namco Bandai Holdings, Inc. (a)	132,100	1,904
NEC Leasing Ltd.	77,400	1,845
NEOMAX Co. Ltd.	172,000	4,939
Net One Systems Co. Ltd. (e)	2,511	5,513
NGK Spark Plug Co. Ltd.	864,000	18,968
NIC Corp.	184,000	1,858
Nidec Copal Electronics Corp. (e)	248,600	1,971
Nidec Corp.	36,200	2,791
Nidec Tosok Corp. (e)	169,800	2,365
Nihon Ceratec Co. Ltd. (e)	358	1,559
Nihon Dempa Kogyo Co. Ltd. (e)	417,200	17,842
Nihon Micro Coating Co. Ltd.	147,500	1,082
Nihon Trim Co. Ltd. (e)	192,500	9,399
Nihon Unicom Corp.	100,900	1,790
Nikko Cordial Corp.	164,000	2,654
Nippon Chemi-con Corp.	964,000	7,213
Nippon Denko Co. Ltd. (e)	1,993,000	7,018
Nippon Electric Glass Co. Ltd.	66,000	1,490
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Japan - continued
Nippon Mining Holdings, Inc.	103,500	$957
Nippon Oil Corp.	259,000	2,049
Nippon Seiki Co. Ltd. (e)	889,000	19,322
Nippon Soda Co. Ltd.	558,000	2,715
Nippon Suisan Kaisha Co. Ltd.	568,600	2,796
Nishimatsu Construction Co. Ltd. (e)	650,000	2,717
Nissei Corp.	128,000	1,754
Nissin Co. Ltd. (e)	1,045,760	1,001
Nissin Kogyo Co. Ltd.	1,222,300	25,654
Nissin Servicer Co. Ltd. (e)	1,593	1,098
Nittetsu Mining Co. Ltd.	106,000	884
NOK Corp.	82,900	2,519
Noritake Co. Ltd.	387,000	2,590
NS Solutions Corp.	112,100	2,909
NTN Corp.	404,000	3,335
Obara Corp.	1,100	41
Opt, Inc. (a)	150	767
Optex Co. Ltd.	76,000	2,102
Optoelectronics Co. Ltd.	6,700	241
Otaki Gas Co. Ltd.	16,000	96
Otsuka Corp.	30,800	3,703
Pacific Metals Co. Ltd. (e)	898,000	5,820
Parker Corp.	48,000	755
Phoenix Electric Co. Ltd. (e)	201,600	2,050
Pigeon Corp. (e)	180,000	2,742
Produce Co. Ltd.	339	4,078
Ray Corp.	61,000	241
Relo Holdings Corp.	105,000	2,010
Rex Holdings Co. Ltd.	2,255	7,426
Royal Holdings Co. Ltd.	107,000	1,803
Ryobi Ltd.	359,000	2,673
Saison Information Systems Co. Ltd.	76,300	1,156
Sammy NetWorks Co. Ltd.	750	5,664
Sankyo Co. Ltd. (Gunma)	53,600	3,803
Sapporo Hokuyo Holdings, Inc.	133	1,495
Sato Corp.	196,400	4,769
SBI Holdings, Inc.	7,710	3,927
SBS Co. Ltd. (e)	748	3,186
Sega Sammy Holdings, Inc.	90,000	3,588
Sekisui Plastics Co. Ltd.	160,000	648
Senshukai Co. Ltd.	138,000	1,874
Seria Co. Ltd.	200	527
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Japan - continued
Shaddy Co. Ltd.	153,300	$2,719
Shibaura Electronics Co. Ltd.	67,300	951
Shikoku Chemicals Corp.	134,000	988
Shinohara Systems of Construction Co. Ltd. (e)	1,052	2,661
Shizuki Electric Co., Inc.	96,000	455
Showa Denko KK	2,661,000	11,777
Silex Technology, Inc.	233	554
Simplex Investment Advisors, Inc. (e)	236	327
Softbrain Co. Ltd. (e)	880	563
St. Marc Holdings Co. Ltd.	38,100	2,626
Star Micronics Co. Ltd.	557,000	12,033
Sumco Corp.	33,200	1,985
Sumitomo Bakelite Co. Ltd. (e)	101,000	943
Sumitomo Corp.	1,505,000	22,547
Sumitomo Metal Industries Ltd.	2,055,000	8,662
Sumitomo Metal Mining Co. Ltd.	646,000	9,389
Sumitomo Rubber Industries Ltd.	204,400	2,922
Sumitomo Titanium Corp. (e)	10,400	2,048
Sun Frontier Fudousan Co. Ltd.	345	830
Sunx Ltd.	187,100	4,929
Taisei Corp.	358,000	1,600
Taiyo Ink Manufacturing Co. Ltd.	54,700	3,050
Taiyo Kagaku (e)	89,700	1,194
Taiyo Nippon Sanso Corp. Tokyo	361,000	2,850
Telewave, Inc. (e)	1,915	5,550
The First Energy Service Co. Ltd. (a)(e)	191	295
The Keiyo Bank Ltd.	332,000	2,152
Toagosei Co. Ltd. (e)	533,000	2,270
Toc Co. Ltd.	104,000	621
Tohcello Co. Ltd.	150,000	1,535
Tohoku Electric Power Co., Inc.	170,400	3,928
Tokai Carbon Co. Ltd. (e)	643,000	4,003
Token Corp.	210,400	13,728
Tokuyama Corp.	162,000	2,673
Tokyo Gas Co. Ltd.	376,000	1,819
Tokyo Leasing Co. Ltd.	214,500	3,485
Tokyo Seimitsu Co. Ltd.	70,900	4,215
Tomen Devices Corp.	85,600	1,981
Tomoe Engineering Co. Ltd.	123,200	2,472
TonenGeneral Sekiyu KK (e)	189,000	2,053
Toppan Printing Co. Ltd.	278,000	3,713
Toray Industries, Inc.	2,147,000	20,117
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Japan - continued
Toyo Ink Manufacturing Co. Ltd.	158,000	$808
Toyo Suisan Kaisha Ltd.	59,000	899
Trancom Co. Ltd.	116,300	2,727
Trend Micro, Inc.	126,000	4,880
Tyo Productions, Inc. (e)	128,000	808
Usen Corp. (e)	275,760	5,037
Wacom Co. Ltd.	825	1,724
Wiz Co. Ltd.	404	2,707
Works Applications Co. Ltd. (a)	850	467
Yachiyo Industry Co. Ltd.	118,500	3,226
Yahoo! Japan Corp.	3,802	2,217
Yamada Denki Co. Ltd.	149,600	16,303
Yamaha Motor Co. Ltd.	67,000	1,847
Yaskawa Electric Corp. (a)(e)	361,000	4,441
Yasuragi Co. Ltd.	40,300	1,292
Yokogawa Electric Corp.	170,700	2,704
Yoshimoto Kogyo Co. Ltd.	106,800	3,057
Zecs Co. Ltd. (e)	181	950
Zensho Co. Ltd. (e)	194,500	6,320
TOTAL JAPAN		953,728
Korea (South) - 1.1%
CDNetworks Co. Ltd.	18,400	642
Cheil Industries, Inc.	64,030	2,325
Daegu Bank Co. Ltd.	91,490	1,717
Daishin Securities Co. Ltd.	37,330	873
Hyundai Engineering & Construction Co. Ltd. (a)	30,970	1,928
Hyundai Mipo Dockyard Co. Ltd.	23,770	2,228
Industrial Bank of Korea	68,320	1,376
Korean Reinsurance Co.	158,576	1,900
Kyeryong Construction Industrial Co. Ltd.	44,760	2,107
LG Household & Health Care Ltd.	28,330	2,262
NHN Corp. (a)	6,394	2,271
Orion Corp.	3,120	817
Samho International Co.	9,720	170
Samsung Corp.	70,720	2,204
Samsung Engineering Co. Ltd.	37,830	1,618
Samsung Techwin Co. Ltd.	29,780	995
SFA Engineering Corp.	79,802	2,657
SSCP Co. Ltd.	14,095	275
STX Shipbuilding Co. Ltd.	125,840	1,414
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Korea (South) - continued
Taewoong Co. Ltd.	22,066	$481
YBM Sisa.com, Inc.	57,582	1,606
TOTAL KOREA (SOUTH)		31,866
Luxembourg - 0.2%
RTL Group (a)	54,156	4,909
Malaysia - 0.2%
Green Packet BHD	1,800,000	1,301
Steppe Cement Ltd. (a)	847,900	3,054
Uchi Technologies BHD	437,300	386
TOTAL MALAYSIA		4,741
Netherlands - 0.5%
Bateman Engineering NV	528,957	3,729
Engel East Europe NV	2,027,612	5,824
Nutreco Holding NV	74,700	4,428
TOTAL NETHERLANDS		13,981
New Zealand - 0.6%
Fisher & Paykel Healthcare Corp.	1,926,273	5,192
Freightways Ltd.	35,066	86
Sky City Entertainment Group Ltd.	1,704,323	5,911
Sky Network Television Ltd.	409,053	1,612
Tower Ltd. (a)	2,569,173	4,447
TOTAL NEW ZEALAND		17,248
Norway - 1.4%
ABG Sundal Collier ASA (e)	966,000	1,975
Aker Kvaerner ASA	32,000	3,116
Camillo Eitzen & Co. ASA	280,800	3,144
Deep Ocean ASA (a)	373,747	1,316
Mamut ASA (a)	309,100	697
P4 Radio Hele Norge ASA (e)	141,400	597
Pertra Midt-Norges AS (h)	60,000	974
Schibsted ASA (B Shares) (e)	54,100	1,589
Solstad Offshore ASA	114,000	2,072
Songa Offshore ASA (a)	693,608	7,767
Songa Offshore ASA warrants 6/8/08 (a)(h)	177,778	1,760
Statoil ASA (e)	147,600	4,863
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Norway - continued
Stepstone ASA (a)	4,710,000	$8,103
TANDBERG ASA (e)	263,700	2,685
TOTAL NORWAY		40,658
Poland - 0.8%
Polski Koncern Naftowy Orlen SA unit	459,300	18,716
TVN SA (a)	149,254	4,668
TOTAL POLAND		23,384
Portugal - 0.1%
Impresa SGPS (a)	583,653	3,741
Russia - 0.2%
Sistema JSFC sponsored GDR	135,400	3,317
Vimpel Communications sponsored ADR (a)	68,100	3,170
TOTAL RUSSIA		6,487
Singapore - 2.1%
Advent Air Ltd. (a)	2,331,000	446
Advent Air Ltd. (a)(h)	8,918,299	1,342
Cosco Investment (Singapore) Ltd.	3,422,000	3,095
GES International Ltd.	5,357,000	3,355
Goodpack Ltd.	1,033,000	1,242
Guocoland Ltd.	505,000	786
HTL International Holdings Ltd.	1,244,375	1,031
K-REIT Asia (a)	235,000	221
Keppel Land Ltd.	1,175,000	3,523
Midas Holdings Ltd.	2,510,000	1,397
Olam International Ltd.	2,539,000	2,602
Parkway Holdings Ltd.	3,746,000	6,185
Raffles Education Corp. Ltd.	927,000	1,466
SIA Engineering Co. Ltd.	3,364,000	7,278
Singapore Exchange Ltd.	3,769,000	10,252
Singapore Petroleum Co. Ltd.	452,000	1,644
Singapore Post Ltd.	15,136,000	10,819
The Ascott Group Ltd.	1,298,000	903
United Overseas Land Ltd.	803,000	1,554
Wing Tai Holdings Ltd.	1,928,000	2,134
TOTAL SINGAPORE		61,275
South Africa - 3.8%
African Bank Investments Ltd.	3,130,751	17,496
Barnard Jacobs Mellet Holdings Ltd.	3,499,100	3,492
Common Stocks - continued
	Shares	Value (Note 1) (000s)
South Africa - continued
Discovery Holdings Ltd. (a)	1,329,819	$5,408
FirstRand Ltd.	3,181,100	10,476
Foschini Ltd.	429,200	4,347
Gold Reef Casino Resorts Ltd.	697,000	1,739
JD Group Ltd.	153,100	2,367
Lewis Group Ltd.	299,200	3,018
MTN Group Ltd.	825,302	8,236
Nedbank Group Ltd.	86,656	1,810
Steinhoff International Holdings Ltd.	11,294,432	44,764
Telkom SA Ltd.	263,800	6,283
Wilson Bayly Holmes-Ovcon Ltd.	446,856	4,459
TOTAL SOUTH AFRICA		113,895
Spain - 0.0%
Construcciones y Auxiliar de Ferrocarriles	6,807	946
Sweden - 1.9%
Consafe Offshore AB (A Shares) (a)	984,272	18,849
Eniro AB	400,228	4,392
Gambro AB (A Shares)	405,000	6,082
Hexagon AB (B Shares) (e)	266,411	9,884
Intrum Justitia AB (e)	298,000	2,815
Modern Times Group AB (MTG) (B Shares) (a)	240,350	13,196
Observer AB	463,290	2,160
VBG AB (B Shares)	6,710	357
TOTAL SWEDEN		57,735
Switzerland - 1.1%
Actelion Ltd. (Reg.) (a)	32,849	3,713
Amazys Holding AG (a)	39,138	3,468
Bucher Holding AG (e)	31,439	3,067
Escor Casino & Entertainment SA	19,770	426
Mobilezone Holding AG	331,524	1,804
Novartis AG (Reg.)	73,343	4,218
Pargesa Holding SA	14,130	1,435
Roche Holding AG (participation certificate)	52,195	8,025
Sulzer AG (Reg.) (e)	2,648	2,233
Swissquote Group Holding SA	11,717	3,354
TOTAL SWITZERLAND		31,743
Taiwan - 0.5%
Ardentec Corp.	1,066,000	1,245
Catcher Technology Co. Ltd.	134,000	1,495
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Taiwan - continued
Chi Mei Optoelectronics Corp.	499,000	$709
Delta Electronics, Inc.	167,000	520
Greatek Electronics, Inc.	975,000	1,345
Holtek Semiconductor, Inc.	466,000	933
MediaTek, Inc.	71,000	829
Mirle Automation Corp.	266,000	301
MJC Probe, Inc.	384,000	1,402
Nan Ya Printed Circuit Board Corp.	210,000	2,258
Novatek Microelectronics Corp.	142,000	846
Phoenix Precision Technology Corp.	924,000	2,105
Unimicron Technology Corp.	539,000	899
TOTAL TAIWAN		14,887
Thailand - 0.1%
Bumrungrad Hospital PCL:
NVDR	371,700	364
(For. Reg.)	2,908,400	2,876
TOTAL THAILAND		3,240
Turkey - 0.6%
Atakule Gayrimenkul Yatirim Ortakligi AS	688,000	1,061
Dogan Gazetecilik AS (a)	2,749,955	8,816
Tupras-Turkiye Petrol Rafinerileri AS	395,600	8,376
TOTAL TURKEY		18,253
United Arab Emirates - 0.0%
Investcom LLC GDR	45,600	691
United Kingdom - 17.9%
Accuma Group PLC (a)	418,063	2,059
Advanced Technology (UK) PLC (a)(f)	7,355,000	0
AeroBox PLC (a)	5,694,657	610
Afren PLC (a)(f)	13,838,800	20,696
African Copper PLC (a)	1,742,884	2,718
Air Partner PLC	45,000	589
Alba PLC	298,892	1,156
Alizyme PLC (a)	176,127	514
Alliance Pharma PLC (a)(f)	7,984,200	2,730
Alterian PLC (a)	1,486,000	3,347
Amlin PLC	206,973	1,063
Andor Technology Ltd. (a)	444,444	782
Anglo Asian Mining PLC	4,278,000	4,506
Angus & Ross PLC (a)	5,553,700	1,722
Common Stocks - continued
	Shares	Value (Note 1) (000s)
United Kingdom - continued
Appian Technology PLC (a)	5,416,178	$938
Appian Technology PLC warrants 2/28/08 (a)(h)	479,045	22
Ascent Resources PLC (a)(f)	13,698,300	2,873
Ascent Resources PLC warrants 12/22/07 (a)	1,500,000	84
Asia Energy PLC (a)	1,360,038	10,294
Atrium Underwriting PLC	257,060	966
Autoclenz Holdings PLC (f)	560,000	1,328
Avanti Screenmedia Group PLC (a)(f)	1,737,000	8,870
Baltic Oil Terminals PLC	1,913,000	5,757
Belitung Zinc Corp. PLC (h)	7,435,490	1,356
BG Group PLC	217,200	2,919
Bioprogress PLC (a)(f)	9,567,839	7,765
Blackstar Investors PLC (f)	2,870,000	6,124
Block Shield Corp. PLC (a)	1,121,700	3,253
BowLeven PLC (a)(f)	1,815,700	5,762
Caffe Nero Group PLC (a)	455,278	1,810
Cambrian Mining PLC (f)	7,535,000	22,056
Camco International Ltd.	868,900	1,252
Cardpoint PLC (a)	345,300	671
Central African Mining & Exploration Co. PLC (a)	23,396,219	34,988
Centurion Electronics PLC (f)	44,001,239	903
Ceres Power Holding PLC (a)	1,039,400	6,085
Chaco Resources PLC (a)	11,189,600	3,214
Chaucer Holdings PLC	3,529,713	4,442
Clapham House Group PLC (a)	607,050	2,375
Cobra Biomanufacturing PLC (a)	701,900	560
Coffeeheaven International PLC (a)(f)	6,715,909	2,970
Corac Group PLC (a)(f)	5,349,104	4,756
Corin Group PLC	1,210,314	6,721
Countermine PLC (h)	4,939	465
Countermine PLC warrants 7/26/06 (a)(h)	4,939	0
CustomVis PLC (a)	1,558,936	142
DA Group PLC (a)(f)	1,800,165	1,986
Domino's Pizza UK & IRL PLC	1	0
Dream Direct Group PLC (a)	145,000	116
Eclipse Energy Co. Ltd. (h)	102,000	1,395
Econergy International PLC	675,000	1,219
EnCore Oil PLC (a)	7,777,985	4,291
Eureka Mining PLC (a)	381,700	940
Europa Oil & Gas Holdings PLC (a)	1,000,000	602
Europa Oil & Gas Holdings PLC warrants 11/11/07 (a)	500,000	78
European Diamonds PLC (a)	499,300	225
Common Stocks - continued
	Shares	Value (Note 1) (000s)
United Kingdom - continued
Faroe Petroleum PLC (a)	1,288,906	$4,149
Firestone Diamonds PLC (a)	1,718,100	4,261
Flomerics Group PLC	449,658	865
Forum Energy PLC (f)	1,694,770	3,292
Future PLC	1,717,169	1,315
Gemfields Resources PLC (e)(f)	6,859,200	5,066
GMA Resources PLC (a)(f)	24,646,083	5,506
Goals Soccer Centres PLC	827,000	4,027
Golden Prospect PLC	1,931,500	2,272
Goldshield Group PLC	416,400	2,314
GTL Resources PLC (a)	13,669,072	910
Gyrus Group PLC (a)	538,800	3,729
Hallin Marine Subsea International PLC	1,047,700	1,529
Hambledon Mining PLC (a)	7,127,200	2,210
Hardide Ltd. (f)	12,301,000	3,365
Healthcare Enterprise Group PLC (a)(f)	16,540,108	3,921
Highbury House Communications PLC (a)	713,914	9
Hot Tuna International PLC (f)	2,359,400	1,743
Hot Tuna International PLC warrants 2/25/08 (a)(h)	1,179,700	188
Hydrodec Group PLC (a)(f)	16,486,086	10,523
ID Data PLC (a)(f)	84,350,500	1,185
Ideal Shopping Direct PLC	827,209	5,559
Imperial College Innovations Ltd. (h)	19,300	2,816
Indago Petroleum Ltd.	3,219,846	3,435
Interbulk Investments PLC (a)(f)	5,650,000	2,731
International Con Minerals Ltd. (h)	2,659,964	798
International Con Minerals Ltd. warrants 10/31/07 (a)(h)	1,329,982	0
Intertek Group PLC	116,310	1,749
iomart Group PLC	2,235,000	3,587
IPSA Group PLC (f)	3,246,075	2,871
iSoft Group PLC	974,600	2,088
ITE Group PLC	4,156,817	9,476
ITM Power PLC (a)(e)	3,307,600	19,514
Jubilee Platinum PLC (a)(f)	7,171,303	11,248
Kalahari Minerals PLC	3,563,200	1,332
Kazakhgold Group Ltd. GDR	56,700	1,579
KimCor Diamonds PLC (f)	4,370,000	1,215
KimCor Diamonds PLC warrants 3/15/08 (a)	2,185,000	219
Lambert Howarth Group PLC	252,392	774
Landround PLC (f)	358,600	350
Lansdowne Oil & Gas PLC (a)	917,620	1,456
Lawrence PLC	1,073,124	6,008
Common Stocks - continued
	Shares	Value (Note 1) (000s)
United Kingdom - continued
London Asia Chinese Private Equity Fund Ltd. (a)	527,000	$1,074
London Asia Chinese Private Equity Fund Ltd. warrants 3/31/11 (a)	105,400	55
LTG Technologies PLC (a)(f)	19,549,772	3,209
Manpower Software PLC (a)	258,824	111
Max Petroleum PLC (e)	13,318,752	30,059
Metals Exploration PLC (a)(f)	2,820,077	1,787
Metals Exploration PLC warrants 9/14/07 (a)	1,410,039	379
Mice Group PLC	2,663,824	1,749
Michelmersh Brick Holdings PLC	528,900	945
Monstermob Group PLC (a)	226,461	1,285
Motivcom PLC (f)	2,035,000	3,804
NDS Group PLC sponsored ADR (a)	105,154	5,300
NeuTec Pharma PLC (a)	174,136	1,581
NeutraHealth PLC (a)(f)	7,328,100	1,570
Oystertec PLC (a)	7,009,687	0
Pan African Resources PLC (a)	3,955,600	631
Peninsular Gold Ltd. (a)	350,000	335
Pilat Media Global PLC (a)(f)	2,880,000	2,758
Platinum Mining Corp. of India PLC (f)	12,520,800	3,026
Plethora Solutions Holdings PLC (a)	431,818	1,709
PlusNet Technologies Ltd. (a)(f)	1,711,604	8,428
Premier Oil PLC (a)	159,291	2,984
Proteome Sciences PLC (a)	475,842	369
Pureprofile Media PLC (h)	1,108,572	1,011
Pureprofile Media PLC warrants 7/31/06 (a)(h)	251,428	0
Pursuit Dynamics PLC (a)	666,667	1,833
QA PLC (a)	13,554,656	328
Rambler Metals & Mining PLC	1,300,000	936
Retail Decisions PLC (a)	210,316	522
Rheochem PLC (a)(f)	8,728,300	3,144
Rheochem PLC warrants 12/21/07 (a)	4,364,150	0
Ridge Mining PLC (a)	235,000	235
Royalblue Group PLC	45,073	741
Sarantel Group PLC Class A (a)	536,700	372
Scapa Group PLC (a)	3,010,400	1,139
SDL PLC (a)	1,023,600	3,776
Serabi Mining PLC	1,690,800	1,364
Sibir Energy PLC (a)	84,580	845
Sinclair Pharma PLC (a)	2,238,696	4,899
Sinosoft Technology PLC	6,688,500	4,086
Solomon Gold PLC (f)	1,824,300	1,164
Common Stocks - continued
	Shares	Value (Note 1) (000s)
United Kingdom - continued
SPI Lasers PLC	658,000	$3,270
Spice Holdings PLC	771,200	3,896
Stem Cell Sciences PLC	716,649	869
Sterling Energy PLC (a)	5,469,067	2,917
Stratex International PLC	5,300,000	846
SubSea Resources PLC (a)(f)	8,729,100	6,169
SubSea Resources PLC warrants 11/4/09 (a)	1,805,625	477
Synchronica PLC (a)	1,806,000	856
Synergy Healthcare PLC	314,553	2,799
Taghmen Energy PLC (a)(f)	4,645,755	3,897
Taghmen Energy PLC warrants 4/30/07 (a)	2,279,573	294
Tanfield Group PLC (a)(f)	14,582,131	6,183
Teesland PLC	517,000	915
Tersus Energy PLC (a)	1,420,122	1,036
Theratase PLC	1,725,000	1,479
Third Advance Value Realisation Co. Uk Ltd. (a)	507,108	962
Tikit Group PLC (f)	695,362	2,555
TMO Biotec (h)	10,000	547
Toledo Mining Corp. PLC (a)	921,144	2,024
Triple Plate Junction PLC (a)	3,638,000	1,327
Triple Plate Junction PLC warrants 5/9/07 (a)	1,818,750	0
Tristel PLC	274,418	328
UK Coal PLC	1,087,069	3,232
Unibet Group PLC unit	232,256	5,997
Vectura Group PLC (a)	2,859,400	6,388
Victoria Oil & Gas PLC (a)	2,533,500	11,597
Whatman PLC	280,100	1,603
White Nile Ltd. (a)	200,000	658
William Ransom & Son PLC	3,629,500	3,078
Windsor PLC	700,000	629
World Gaming PLC (a)	1,170,500	3,501
ZincOx Resources PLC (a)	970,000	4,865
TOTAL UNITED KINGDOM		530,986
United States of America - 1.8%
121Media, Inc. (a)(f)	718,205	3,929
Central European Distribution Corp. (a)(e)	42,800	1,757
Chindex International, Inc. (a)(e)	138,900	1,733
Cyberscan Technology, Inc. (f)	996,527	6,815
Frontera Resources Corp. (a)	2,300,000	5,055
Frontier Mining Ltd. (a)	6,115,691	3,346
Marathon Oil Corp.	39,900	3,166
Common Stocks - continued
	Shares	Value (Note 1) (000s)
United States of America - continued
NTL, Inc. (a)	94,100	$2,586
Solar Integrated Technologies, Inc. (a)	1,534,773	9,069
Trico Marine Services, Inc. (a)	57,800	1,931
Uramin, Inc. warrants 7/26/08 (a)(h)	666,666	376
UTEK Corp. (Reg. S)	25,000	400
Valero Energy Corp.	70,900	4,590
XL TechGroup, Inc. (a)	1,442,680	8,551
TOTAL UNITED STATES OF AMERICA		53,304
TOTAL COMMON STOCKS (Cost $2,067,358)		2,911,944
Nonconvertible Preferred Stocks - 0.5%

Germany - 0.4%
Fresenius AG (non-vtg.)	70,528	12,204
United Kingdom - 0.1%
Third Advance Value Realisation Co. Uk Ltd. (a)	1,183,252	2,126
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $7,326)		14,330
Investment Companies - 0.0%

United Kingdom - 0.0%
The Greenhouse Fund Ltd. (a) (Cost $307)	1,750,000	431
Corporate Bonds - 0.3%
		Principal Amount (000s)(d)
Convertible Bonds - 0.3%
Canada - 0.2%
Western Canadian Coal Corp. 7.5% 3/24/11	CAD	7,400	6,487
United Kingdom - 0.1%
BioCare Solutions Ltd. 1% 12/31/06 (h)	GBP	54,768	999
TOTAL CONVERTIBLE BONDS			7,486
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (Note 1) (000s)
Nonconvertible Bonds - 0.0%
Norway - 0.0%
Songa Offshore ASA 9% 9/8/10 (g)		$600	$599
TOTAL CORPORATE BONDS (Cost $7,949)			8,085
Money Market Funds - 8.2%
	Shares
Fidelity Cash Central Fund, 4.8% (b)	29,429,119	29,429
Fidelity Securities Lending Cash Central Fund, 4.83% (b)(c)	212,629,515	212,630
TOTAL MONEY MARKET FUNDS (Cost $242,059)		242,059
TOTAL INVESTMENT PORTFOLIO - 107.2% (Cost $2,324,999)		3,176,849
NET OTHER ASSETS - (7.2)%		(212,831)
NET ASSETS - 100%		$2,964,018
Currency Abbreviations
CAD	-	Canadian dollar
GBP	-	British pound
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Principal amount is stated in United States dollars unless otherwise noted.
(e)Security or a portion of the security is on loan at period end.
(f)Affiliated company

(g)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $599,000 or 0.0% of net assets.

(h)Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $26,044,000 or 0.9% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Advent Air Ltd.	4/18/06	$1,310
Appian Technology PLC warrants 2/28/08	2/18/05	$-
Belitung Zinc Corp. PLC	1/12/06	$1,308
BioCare Solutions Ltd. 1% 12/31/06	8/3/05	$974
Countermine PLC	12/22/05	$443
Countermine PLC warrants 7/26/06	12/22/05	$-
Eclipse Energy Co. Ltd.	4/28/05	$1,459
Hot Tuna International PLC warrants 2/25/08	2/14/06	$-
Imperial College Innovations Ltd.	4/27/05	$2,942
International Con Minerals Ltd.	1/30/06	$798
International Con Minerals Ltd. warrants 10/31/07	1/30/06	$-
MagIndustries Corp.	3/16/06	$7,686
Pertra Midt-Norges AS	6/28/05	$911
Pureprofile Media PLC	5/3/05 - 1/11/06	$1,173
Pureprofile Media PLC warrants 7/31/06	5/3/05	$-
Rock Well Petroleum, Inc.	4/13/06	$1,004
Songa Offshore ASA warrants 6/8/08	6/8/05	$-
Starfield Resources, Inc.	1/17/06	$577
StrataGold Corp.	4/6/06	$842
TMO Biotec	10/27/05	$535
Uramin, Inc. warrants 7/26/08	8/24/05	$-
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$735
Fidelity Securities Lending Cash Central Fund	1,396
Total	$2,131
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
121Media, Inc.	$1,832	$307	$-	$-	$3,929
Advanced Technology (UK) PLC	-	-	-	-	-
Adwalker PLC	1,292	-	-	-	999
Afren PLC	12,040	2,657	2,876	-	20,696
Alliance Pharma PLC	2,924	-	318	-	2,730
Ascent Resources PLC	2,603	526	753	-	2,873
Autoclenz Holdings PLC	-	1,213	-	-	1,328
Avanti Screenmedia Group PLC	-	7,564	-	-	8,870
BDI Mining Corp.	4,646	494	-	-	4,298
Bioprogress PLC	2,479	4,451	-	-	7,765
Blackstar Investors PLC	-	5,074	-	-	6,124
BowLeven PLC	9,158	1,215	-	-	5,762
Cambrian Mining PLC	15,024	3,024	-	156	22,056
Centurion Electronics PLC	574	366	-	-	903
Coffeeheaven International PLC	1,580	1,537	577	-	2,970
Corac Group PLC	2,146	283	-	-	4,756
Cyberscan Technology, Inc.	1,725	8,966	-	-	6,815
DA Group PLC	2,490	-	64	-	1,986
EnCore Oil PLC (formerly, Oil Quest Resources PLC)	596	-	-	-	-
Forum Energy PLC	2,505	1,207	-	-	3,292
Fox Resources Ltd.	844	-	-	-	-
Frontier Mining Ltd.	2,220	-	-	-	-
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Gemfields Resources PLC	$-	$5,312	$-	$-	$5,066
GMA Resources PLC	3,026	-	-	-	5,506
Hardide Ltd.	2,909	-	27	-	3,365
Healthcare Enterprise Group PLC	10,604	2,028	-	-	3,921
Hot Tuna International PLC	-	2,049	-	-	1,743
Hydrodec Group PLC	2,730	5,558	-	-	10,523
ID Data PLC	1,344	-	-	-	1,185
Inion OY	3,466	2,117	-	-	4,604
Interbulk Investments PLC	-	2,006	48	-	2,731
International Ferro Metals	15,854	600	26	-	18,919
IPSA Group PLC	2,128	-	434	-	2,871
Jubilee Platinum PLC	3,339	4,414	791	-	11,248
KimCor Diamonds PLC	-	1,147	-	-	1,215
Kura Corp. Ltd.	18,905	588	-	-	19,554
Lambert Howarth Group PLC	6,291	-	4,755	96	-
Landround PLC	582	54	-	-	350
Leadcom Integrated Solutions	4,705	-	1,258	57	-
LTG Technologies PLC	2,294	1,300	-	-	3,209
Metals Exploration PLC	624	-	-	-	1,787
Mintails Ltd.	-	1,466	-	-	1,841
Motivcom PLC (formerly, P&MM Group PLC)	3,423	-	-	27	3,804
NeutraHealth PLC	1,719	-	-	-	1,570
Pilat Media Global PLC	2,244	-	-	-	2,758
Platinum Mining Corp. of India PLC	3,602	-	-	-	3,026
PlusNet Technologies Ltd.	7,340	720	-	-	8,428
PSI AG	3,396	-	-	-	5,748
Rheochem PLC	1,854	-	-	-	3,144
Solomon Gold PLC	-	1,588	-	-	1,164
Sphere Investments Ltd.	2,552	-	249	-	-
Starfield Resources, Inc.	3,741	-	967	-	4,279
Starfield Resources, Inc. (restricted)	-	577	-	-	689
Stepstone ASA	5,719	-	-	-	-
SubSea Resources PLC	4,362	52	-	-	6,169
Sylvania Resources Ltd.	2,738	472	-	-	5,067
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Synchronica PLC (formerly, Dat Group PLC)	$$1,263	$-	$-	$-	$-
Taghmen Energy PLC	5,671	-	102	-	3,897
Tanfield Group PLC	2,911	2,114	-	-	6,183
Tanzanite One Ltd.	4,936	10,260	-	-	17,889
Teleunit Spa	3,683	710	28	94	2,958
Tikit Group PLC	2,436	-	92	22	2,555
Visual Defence, Inc.	1,379	1,024	-	-	3,045
Xceldiam Ltd.	2,643	-	-	-	2,965
Total	$213,091	$85,040	$13,365	$452	$293,128

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2006

Assets
Investment in securities, at value (including securities loaned of $201,539) - See accompanying schedule: Unaffiliated issuers (cost $1,832,224)	$2,641,662
Affiliated Central Funds (cost $242,059)	242,059
Other affiliated issuers (cost $250,716)	293,128
Total Investments (cost $2,324,999)		$3,176,849
Cash		84
Foreign currency held at value (cost $4,379)		4,405
Receivable for investments sold		24,577
Receivable for fund shares sold		4,375
Dividends receivable		5,617
Interest receivable		201
Prepaid expenses		6
Receivable from investment adviser for expense reductions		1
Other receivables		634
Total assets		3,216,749

Liabilities
Payable for investments purchased	$34,762
Payable for fund shares redeemed	2,138
Accrued management fee	2,303
Distribution fees payable	72
Other affiliated payables	554
Other payables and accrued expenses	272
Collateral on securities loaned, at value	212,630
Total liabilities		252,731

Net Assets		$2,964,018
Net Assets consist of:
Paid in capital		$1,874,712
Undistributed net investment income		1,257
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		236,148
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		851,901
Net Assets		$2,964,018

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2006

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($47,097 ÷ 1,456.9 shares)	$32.33

Maximum offering price per share (100/94.25 of $32.33)	$34.30
Class T: Net Asset Value and redemption price per share ($56,296 ÷ 1,748.4 shares)	$32.20

Maximum offering price per share (100/96.50 of $32.20)	$33.37
Class B: Net Asset Value and offering price per share ($15,986 ÷ 501.9 shares)A	$31.85

Class C: Net Asset Value and offering price per share ($32,464 ÷ 1,016.8 shares)A	$31.93

International Small Cap: Net Asset Value, offering price and redemption price per share ($2,801,384 ÷ 86,110.3 shares)	$32.53

Institutional Class: Net Asset Value, offering price and redemption price per share ($10,791 ÷ 332.1 shares)	$32.49

ARedemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2006

Investment Income
Dividends (including $452 received from other affiliated issuers)		$16,516
Interest		151
Income from affiliated Central Funds (including $1,396 from security lending)		2,131
		18,798
Less foreign taxes withheld		(852)
Total income		17,946

Expenses
Management fee Basic fee	$11,067
Performance adjustment	1,257
Transfer agent fees	2,546
Distribution fees	386
Accounting and security lending fees	604
Independent trustees' compensation	5
Custodian fees and expenses	564
Registration fees	77
Audit	53
Legal	10
Miscellaneous	12
Total expenses before reductions	16,581
Expense reductions	(933)	15,648
Net investment income (loss)		2,298
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $424)	256,131
Other affiliated issuers	1,423
Foreign currency transactions	(210)
Total net realized gain (loss)		257,344
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $297)	505,088
Assets and liabilities in foreign currencies	92
Total change in net unrealized appreciation (depreciation)		505,180
Net gain (loss)		762,524
Net increase (decrease) in net assets resulting from operations		$764,822

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2006	Year ended October 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,298	$10,862
Net realized gain (loss)	257,344	242,238
Change in net unrealized appreciation (depreciation)	505,180	169,248
Net increase (decrease) in net assets resulting from operations	764,822	422,348
Distributions to shareholders from net investment income	(10,829)	(3,406)
Distributions to shareholders from net realized gain	(234,438)	(45,235)
Total distributions	(245,267)	(48,641)
Share transactions - net increase (decrease)	231,934	701,403
Redemption fees	169	1,213
Total increase (decrease) in net assets	751,658	1,076,323

Net Assets
Beginning of period	2,212,360	1,136,037
End of period (including undistributed net investment income of $1,257 and undistributed net investment income of $10,862, respectively)	$2,964,018	$2,212,360

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class A

	Six months ended April 30,	Years ended October 31,
	2006	2005	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$26.69	$21.25	$17.69	$12.35
Income from Investment Operations
Net investment income (loss) E	(.02)	.05	.02	.02 F
Net realized and unrealized gain (loss)	8.60	6.16	3.83	5.30
Total from investment operations	8.58	6.21	3.85	5.32
Distributions from net investment income	(.05)	(.02)	(.02)	-
Distributions from net realized gain	(2.89)	(.77)	(.31)	-
Total distributions	(2.94)	(.79)	(.33)	-
Redemption fees added to paid in capital E	- I	.02	.04	.02
Net asset value, end of period	$32.33	$26.69	$21.25	$17.71
Total Return B, C, D	35.01%	30.16%	22.36%	43.24%
Ratios to Average Net Assets H
Expenses before reductions	1.63% A	1.66%	1.71%	1.77% A
Expenses net of fee waivers, if any	1.63% A	1.66%	1.71%	1.77% A
Expenses net of all reductions	1.56% A	1.63%	1.69%	1.74% A
Net investment income (loss)	(.15)% A	.21%	.09%	.28% A
Supplemental Data
Net assets, end of period (in millions)	$47	$35	$13	$5
Portfolio turnover rate	99% A	79%	77%	84% A

AAnnualized

BTotal returns for periods of less than one year are not annualized.

CTotal returns would have been lower had certain expenses not been reduced during the periods shown.

DTotal returns do not include the effect of the sales charges.

ECalculated based on average shares outstanding during the period.

FInvestment income per share reflects a special dividend which amounted to $.01 per share.

GFor the period May 27, 2003 (commencement of sale of shares) to October 31, 2003.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

IAmount represents less than $.01 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class T

	Six months ended April 30,	Years ended October 31,
	2006	2005	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$26.57	$21.20	$17.68	$12.35
Income from Investment Operations
Net investment income (loss) E	(.06)	(.01)	(.03)	- F, I
Net realized and unrealized gain (loss)	8.57	6.12	3.83	5.31
Total from investment operations	8.51	6.11	3.80	5.31
Distributions from net investment income	-	-	(.01)	-
Distributions from net realized gain	(2.88)	(.76)	(.31)	-
Total distributions	(2.88)	(.76)	(.32)	-
Redemption fees added to paid in capital E	- I	.02	.04	.02
Net asset value, end of period	$32.20	$26.57	$21.20	$17.65
Total Return B, C, D	34.83%	29.72%	22.07%	43.16%
Ratios to Average Net Assets H
Expenses before reductions	1.88% A	1.92%	1.94%	2.12% A
Expenses net of fee waivers, if any	1.88% A	1.91%	1.94%	2.12% A
Expenses net of all reductions	1.81% A	1.88%	1.92%	2.09% A
Net investment income (loss)	(.40)% A	(.04)%	(.14)%	(.07)% A
Supplemental Data
Net assets, end of period (in millions)	$56	$42	$15	$4
Portfolio turnover rate	99% A	79%	77%	84% A

AAnnualized

BTotal returns for periods of less than one year are not annualized.

CTotal returns would have been lower had certain expenses not been reduced during the periods shown.

DTotal returns do not include the effect of the sales charges.

ECalculated based on average shares outstanding during the period.

FInvestment income per share reflects a special dividend which amounted to $.01 per share.

GFor the period May 27, 2003 (commencement of sale of shares) to October 31, 2003.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

IAmount represents less than $.01 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class B

	Six months ended April 30	Years ended October 31,
	2006	2005	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$26.24	$20.99	$17.62	$12.35
Income from Investment Operations
Net investment income (loss) E	(.13)	(.14)	(.16)	(.05) F
Net realized and unrealized gain (loss)	8.47	6.08	3.80	5.30
Total from investment operations	8.34	5.94	3.64	5.25
Distributions from net realized gain	(2.73)	(.71)	(.31)	-
Redemption fees added to paid in capital E	- I	.02	.04	.02
Net asset value, end of period	$31.85	$26.24	$20.99	$17.52
Total Return B, C, D	34.43%	29.13%	21.21%	42.67%
Ratios to Average Net Assets H
Expenses before reductions	2.47% A	2.49%	2.63%	2.76% A
Expenses net of fee waivers, if any	2.40% A	2.43%	2.63%	2.76% A
Expenses net of all reductions	2.33% A	2.40%	2.60%	2.73% A
Net investment income (loss)	(.92)% A	(.56)%	(.83)%	(.71)% A
Supplemental Data
Net assets, end of period (in millions)	$16	$13	$5	$1
Portfolio turnover rate	99% A	79%	77%	84% A

AAnnualized

BTotal returns for periods of less than one year are not annualized.

CTotal returns would have been lower had certain expenses not been reduced during the periods shown.

DTotal returns do not include the effect of the contingent deferred sales charge.

ECalculated based on average shares outstanding during the period.

FInvestment income per share reflects a special dividend which amounted to $.01 per share.

GFor the period May 27, 2003 (commencement of sale of shares) to October 31, 2003.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

IAmount represents less than $.01 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class C

	Six months ended April 30,	Years ended October 31,
	2006	2005	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$26.31	$21.04	$17.64	$12.35
Income from Investment Operations
Net investment income (loss) E	(.13)	(.13)	(.12)	(.04) F
Net realized and unrealized gain (loss)	8.50	6.10	3.80	5.31
Total from investment operations	8.37	5.97	3.68	5.27
Distributions from net investment income	-	-	(.01)	-
Distributions from net realized gain	(2.75)	(.72)	(.31)	-
Total distributions	(2.75)	(.72)	(.32)	-
Redemption fees added to paid in capital E	- I	.02	.04	.02
Net asset value, end of period	$31.93	$26.31	$21.04	$17.73
Total Return B, C, D	34.50%	29.22%	21.43%	42.83%
Ratios to Average Net Assets H
Expenses before reductions	2.37% A	2.41%	2.43%	2.57% A
Expenses net of fee waivers, if any	2.37% A	2.41%	2.43%	2.57% A
Expenses net of all reductions	2.30% A	2.38%	2.40%	2.55% A
Net investment income (loss)	(.89)% A	(.54)%	(.62)%	(.52)% A
Supplemental Data
Net assets, end of period (in millions)	$32	$25	$9	$1
Portfolio turnover rate	99% A	79%	77%	84% A

AAnnualized

BTotal returns for periods of less than one year are not annualized.

CTotal returns would have been lower had certain expenses not been reduced during the periods shown.

DTotal returns do not include the effect of the contingent deferred sales charge.

ECalculated based on average shares outstanding during the period.

FInvestment income per share reflects a special dividend which amounted to $.01 per share.

GFor the period May 27, 2003 (commencement of sale of shares) to October 31, 2003.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

IAmount represents less than $.01 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - International Small Cap

	Six months ended April 30,	Years ended October 31,
	2006	2005	2004	2003	2002 F
Selected Per-Share Data
Net asset value, beginning of period	$26.89	$21.36	$17.71	$9.87	$10.00
Income from Investment Operations
Net investment income (loss) D	.03	.15	.10	.07 E	(.01)
Net realized and unrealized gain (loss)	8.64	6.19	3.84	7.75	(.12)
Total from investment operations	8.67	6.34	3.94	7.82	(.13)
Distributions from net investment income	(.14)	(.06)	(.02)	-	-
Distributions from net realized gain	(2.89)	(.77)	(.31)	(.02)	-
Total distributions	(3.03)	(.83)	(.33)	(.02)	-
Redemption fees added to paid in capital D	- H	.02	.04	.04	- H
Net asset value, end of period	$32.53	$26.89	$21.36	$17.71	$9.87
Total Return B, C	35.19%	30.67%	22.84%	79.78%	(1.30)%
Ratios to Average Net Assets G
Expenses before reductions	1.27% A	1.28%	1.30%	1.54%	13.70% A
Expenses net of fee waivers, if any	1.27% A	1.28%	1.30%	1.54%	1.80% A
Expenses net of all reductions	1.19% A	1.25%	1.28%	1.51%	1.80% A
Net investment income (loss)	.22% A	.59%	.50%	.46%	(.56)% A
Supplemental Data
Net assets, end of period (in millions)	$2,801	$2,090	$1,091	$547	$3
Portfolio turnover rate	99% A	79%	77%	84%	85% A

AAnnualized

BTotal returns for periods of less than one year are not annualized.

CTotal returns would have been lower had certain expenses not been reduced during the periods shown.

DCalculated based on average shares outstanding during the period.

EInvestment income per share reflects a special dividend which amounted to $.03 per share.

FFor the period September 18, 2002 (commencement of operations) to October 31, 2002.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

HAmount represents less than $.01 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

	Six months ended April 30,	Years ended October 31,
	2006	2005	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$26.86	$21.36	$17.72	$12.35
Income from Investment Operations
Net investment income (loss) D	.03	.14	.10	.04 E
Net realized and unrealized gain (loss)	8.63	6.18	3.84	5.31
Total from investment operations	8.66	6.32	3.94	5.35
Distributions from net investment income	(.14)	(.07)	(.03)	-
Distributions from net realized gain	(2.89)	(.77)	(.31)	-
Total distributions	(3.03)	(.84)	(.34)	-
Redemption fees added to paid in capital D	- H	.02	.04	.02
Net asset value, end of period	$32.49	$26.86	$21.36	$17.72
Total Return B, C	35.21%	30.59%	22.84%	43.48%
Ratios to Average Net Assets G
Expenses before reductions	1.29% A	1.30%	1.32%	1.51% A
Expenses net of fee waivers, if any	1.29% A	1.30%	1.32%	1.51% A
Expenses net of all reductions	1.21% A	1.27%	1.29%	1.48% A
Net investment income (loss)	.20% A	.57%	.49%	.54% A
Supplemental Data
Net assets, end of period (in millions)	$11	$7	$3	$.4
Portfolio turnover rate	99% A	79%	77%	84% A

AAnnualized

BTotal returns for periods of less than one year are not annualized.

CTotal returns would have been lower had certain expenses not been reduced during the periods shown.

DCalculated based on average shares outstanding during the period.

EInvestment income per share reflects a special dividend which amounted to $.01 per share.

FFor the period May 27, 2003 (commencement of sale of shares) to October 31, 2003.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

HAmount represents less than $.01 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended April 30, 2006

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity International Small Cap Fund (the fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The fund is currently closed to most new accounts. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, International Small Cap and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Security Valuation - continued

days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Semiannual Report

1. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC)and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$925,779
Unrealized depreciation	(92,898)
Net unrealized appreciation (depreciation)	$832,881
Cost for federal income tax purposes	$2,343,968

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a redemption fee equal to 2.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,264,205 and $1,257,674, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the investment performance of the asset-weighted return of all classes as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .97% of the fund's average net assets.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$50	$1
Class T	.25%	.25%	122	-
Class B	.75%	.25%	72	54
Class C	.75%	.25%	142	31
			$386	$86

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$5
Class T	4
Class B*	25
Class C*	1
$35

*When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund, except for International Small Cap. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for International Small Cap shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

the fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets
Class A	$62	.31*
Class T	76	.31*
Class B	29	.40*
Class C	42	.30*
International Small Cap	2,327	.19*
Institutional Class	10	.21*
	$2,546

*Annualized

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $4 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class B	2.40%	$5

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $918 for the period. In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $1. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
International Small Cap	$9

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2006	Year ended October 31, 2005
From net investment income
Class A	$62	$14
International Small Cap	10,725	3,381
Institutional Class	42	11
Total	$10,829	$3,406
From net realized gain
Class A	$3,713	$542
Class T	4,531	602
Class B	1,340	221
Class C	2,559	359
International Small Cap	221,459	43,388
Institutional Class	836	123
Total	$234,438	$45,235

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2006	Year ended October 31, 2005	Six months ended April 30, 2006	Year ended October 31, 2005
Class A
Shares sold	216	915	$6,256	$22,252
Reinvestment of distributions	125	20	3,194	427
Shares redeemed	(189)	(255)	(5,362)	(6,421)
Net increase (decrease)	152	680	$4,088	$16,258

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2006	Year ended October 31, 2005	Six months ended April 30, 2006	Year ended October 31, 2005
Class T
Shares sold	267	1,286	$7,656	$31,179
Reinvestment of distributions	165	24	4,209	531
Shares redeemed	(251)	(457)	(7,195)	(11,453)
Net increase (decrease)	181	853	$4,670	$20,257
Class B
Shares sold	55	415	$1,537	$9,882
Reinvestment of distributions	48	9	1,212	199
Shares redeemed	(88)	(178)	(2,467)	(4,336)
Net increase (decrease)	15	246	$282	$5,745
Class C
Shares sold	85	680	$2,369	$16,301
Reinvestment of distributions	80	13	2,032	272
Shares redeemed	(106)	(147)	(3,002)	(3,591)
Net increase (decrease)	59	546	$1,399	$12,982
International Small Cap
Shares sold	12,076	51,579	$347,010	$1,266,283
Reinvestment of distributions	8,379	2,008	216,010	43,867
Shares redeemed	(12,099)	(26,924)	(343,047)	(667,826)
Net increase (decrease)	8,356	26,663	$219,973	$642,324
Institutional Class
Shares sold	65	259	$1,894	$6,323
Reinvestment of distributions	20	3	506	59
Shares redeemed	(30)	(105)	(878)	(2,545)
Net increase (decrease)	55	157	$1,522	$3,837

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Investment Trust and Shareholders of Fidelity International Small Cap Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity International Small Cap Fund (the Fund), a fund of Fidelity Investment Trust, including the schedule of investments as of April 30, 2006, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended April 30, 2006 and for the year ended October 31, 2005, and the financial highlights for the six months ended April 30, 2006 and for the periods from September 18, 2002 (commencement of operations) to October 31, 2005. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2006, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity International Small Cap Fund as of April 30, 2006, the results of its operations for the six months then ended, the changes in its net assets for the six months ended April 30, 2006 and for the year ended October 31, 2005, and its financial highlights for the six months ended April 30, 2006 and for the periods from September 18, 2002 (commencement of operations) to October 31, 2005, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Semiannual Report

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 23, 2006

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity International Small Cap Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund's management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund's assets; (iii) the nature or level of services provided under the fund's management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund's management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund's portfolio manager would not change, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Agreement is fair and reasonable, and that the fund's Agreement should be approved.

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis
Company (formerly Fidelity
Management & Research (Far East) Inc.)

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Mellon Bank

Pittsburgh, PA

(Fidelity Investment logo)(registered trademark)

AISC-USAN-0606
1.800643.102

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

International Small Cap

Fund - Institutional Class

Semiannual Report

April 30, 2006

(2_fidelity_logos) (Registered_Trademark)

Institutional Class is a class of
Fidelity® International Small Cap Fund

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time-tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d.
Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2005 to April 30, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2005	Ending Account Value April 30, 2006	Expenses Paid During Period* November 1, 2005 to April 30, 2006
Class A
Actual	$1,000.00	$1,350.10	$9.50
HypotheticalA	$1,000.00	$1,016.71	$8.15
Class T
Actual	$1,000.00	$1,348.30	$10.95
HypotheticalA	$1,000.00	$1,015.47	$9.39
Class B
Actual	$1,000.00	$1,344.30	$13.95
HypotheticalA	$1,000.00	$1,012.89	$11.98
Class C
Actual	$1,000.00	$1,345.00	$13.78
HypotheticalA	$1,000.00	$1,013.04	$11.83
International Small Cap
Actual	$1,000.00	$1,351.90	$7.41
HypotheticalA	$1,000.00	$1,018.50	$6.36
Institutional Class
Actual	$1,000.00	$1,352.10	$7.52
HypotheticalA	$1,000.00	$1,018.40	$6.46

A5% return per year before expenses

*Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.63%
Class T	1.88%
Class B	2.40%
Class C	2.37%
International Small Cap	1.27%
Institutional Class	1.29%

Semiannual Report

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2006
Japan32.2%
United Kingdom18.1%
Australia9.6%
Canada3.9%
South Africa3.8%
United States of America2.8%
Italy2.8%
Bermuda2.4%
Germany2.2%
Other22.2%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2005
Japan32.9%
United Kingdom15.4%
Australia10.4%
United States of America3.8%
South Africa3.7%
Germany3.4%
Singapore2.5%
Canada2.3%
Norway2.1%
Other23.5%

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Investment Changes

As of April 30, 2006

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As of October 31, 2005

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Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Investment Companies	98.7	97.8
Bonds	0.3	0.1
Short-Term Investments and Net Other Assets	1.0	2.1
Top Ten Stocks as of April 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Banca Italease Spa (Italy, Diversified Financial Services)	1.9	1.0
Steinhoff International Holdings Ltd. (South Africa, Household Durables)	1.5	1.5
Central African Mining & Exploration Co. PLC (United Kingdom, Metals & Mining)	1.2	0.2
Hitachi Construction Machinery Co. Ltd. (Japan, Machinery)	1.1	0.1
Max Petroleum PLC (United Kingdom, Oil, Gas & Consumable Fuels)	1.0	0.0
Konica Minolta Holdings, Inc. (Japan, Office Electronics)	0.9	0.0
Nissin Kogyo Co. Ltd. (Japan, Auto Components)	0.9	1.2
Fujikura Ltd. (Japan, Electrical Equipment)	0.8	0.4
Hitachi Chemical Co. Ltd. (Japan, Chemicals)	0.8	0.0
OMV AG (Austria, Oil, Gas & Consumable Fuels)	0.8	0.3
	10.9
Market Sectors as of April 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Materials	18.7	14.8
Consumer Discretionary	16.5	18.7
Industrials	15.7	15.5
Energy	14.5	13.0
Information Technology	12.8	12.9
Financials	9.8	9.5
Health Care	5.0	5.8
Consumer Staples	3.7	4.3
Utilities	1.2	0.6
Telecommunication Services	1.1	2.8

Semiannual Report

Investments April 30, 2006

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value (Note 1) (000s)
Australia - 9.6%
Allied Gold Ltd. (a)	8,145,000	$3,279
Aristocrat Leisure Ltd.	41,200	461
Austbrokers Holdings Ltd.	509,053	1,118
Australian Stock Exchange Ltd.	76,339	1,905
Australian Wealth Management Ltd. (a)	937,387	1,752
Billabong International Ltd.	546,600	6,403
Boom Logistics Ltd.	1,065,600	3,756
Bradken Ltd.	2,677,195	11,409
Capital-XX Ltd.	2,262,572	3,941
Centamin Egypt Ltd. (a)	7,128,303	4,648
Coates Hire Ltd.	768,400	3,596
Cochlear Ltd.	239,200	9,594
Colorado Group Ltd.	436,600	1,254
Computershare Ltd.	968,472	5,797
CSR Ltd.	550,600	1,694
David Jones Ltd. (e)	1,901,800	3,872
Dominos Pizza Australia New Zealand Ltd.	1,993,100	5,799
Downer EDI Ltd.	2,031,557	13,396
Dwyka Diamonds Ltd. (a)	7,549,000	4,715
Dyno Nobel Ltd.	494,900	985
Elixir Petroleum Ltd. (a)	2,227,040	741
Elkedra Diamonds NL (a)	6,153,671	3,002
Energy Developments Ltd.	14,945	49
European Gas Ltd. (a)	3,307,100	1,457
Finders Resources Ltd.	1,281,400	613
Fox Resources Ltd. (a)	4,514,836	2,915
Fox Resources Ltd. warrants 6/30/07 (a)	342,636	52
Hastie Group Ltd.	1,038,000	1,335
International Ferro Metals (f)	27,299,526	18,919
JB Hi-Fi Ltd.	619,200	2,352
Kimberley Diamond Co. NL (a)	871,100	1,141
Metcash Ltd.	3,551,900	12,412
Millers Retail Ltd. (a)	923,300	1,203
Mineral Deposits Ltd. (a)	4,920,000	6,485
Mineral Securities Ltd. (a)	650,000	790
Mintails Ltd. (a)(f)	7,455,000	1,841
Mortgage Choice Ltd.	5,879,638	11,613
National Australia Bank Ltd.	143,900	4,110
Novera Energy Ltd. (a)	856,600	1,062
Origin Energy Ltd.	410,900	2,201
Oxiana Ltd.	5,035,384	13,044
Paladin Resources Ltd. (a)(e)	1,613,900	5,566
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Australia - continued
QBE Insurance Group Ltd.	257,323	$4,375
Roc Oil Co. Ltd. (a)	6,408,992	16,247
Seek Ltd.	2,980,839	8,990
Select Managed Funds Ltd.	298,900	1,907
SFE Corp. Ltd.	939,600	11,734
Sims Group Ltd.	169,553	2,454
Sphere Investments Ltd. (a)	4,877,121	4,075
Stockland unit	408	2
Sylvania Resources Ltd. (a)(f)	7,537,250	5,067
Tanami Gold NL (a)	17,920,400	4,220
Tutt Bryant Group Ltd.	149,064	186
United Group Ltd.	1,100,021	11,039
Virotec International Ltd. (United Kingdom) (a)	6,788,332	2,197
Woolworths Ltd.	170,218	2,413
WorleyParsons Ltd. (e)	712,800	10,559
Zinifex Ltd.	2,301,500	18,095
TOTAL AUSTRALIA		285,837
Austria - 0.8%
OMV AG	325,200	22,611
Belgium - 0.3%
Melexis NV	93,199	1,487
Punch International NV (a)	29,700	3,638
Recticel SA (e)	242,344	2,905
TOTAL BELGIUM		8,030
Bermuda - 2.4%
Aquarius Platinum Ltd. (United Kingdom)	498,805	7,341
Asia Aluminum Holdings Ltd. (a)	628,000	114
Pacific Andes (Holdings) Ltd.	1,824,000	946
Peace Mark Holdings Ltd.	7,470,000	3,782
Petra Diamonds Ltd. (a)	3,010,606	5,065
Ports Design Ltd.	2,659,000	4,201
RC Group (Holdings) Ltd.	2,493,279	2,865
REXCAPITAL Financial Holdings Ltd. (a)	5,975,000	316
SeaDrill Ltd. (a)	793,721	13,461
Sinochem Hong Kong Holding Ltd.	9,740,000	4,146
Tanzanite One Ltd. (f)	5,891,201	17,889
Trefoil Ltd. (a)	750,000	6,329
Xceldiam Ltd. (f)	3,318,255	2,965
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Bermuda - continued
Xceldiam Ltd. warrants 11/16/07 (a)	1,659,127	$363
Xiwang Sugar Holdings Co. Ltd.	368,000	254
TOTAL BERMUDA		70,037
British Virgin Islands - 0.3%
Albidon Ltd. unit (a)	1,000,000	711
BDI Mining Corp. (a)(f)	8,728,890	4,298
CIC Energy Corp. (a)	330,000	1,963
Titanium Resources Group Ltd.	1,890,000	2,637
TOTAL BRITISH VIRGIN ISLANDS		9,609
Canada - 3.7%
Adastra Minerals, Inc.:
(Canada) (a)	266,300	846
(United Kingdom) (a)	2,254,100	7,235
Altius Minerals Corp. (a)	757,506	4,133
Artumas Group, Inc.	473,800	2,576
Bankers Petroleum Ltd. (a)	3,767,000	3,639
Banro Corp. (a)	277,700	3,353
Brazilian Diamonds Ltd. (a)	1,300,000	395
Falcon Oil & Gas Ltd. (a)	4,775,500	14,651
First Quantum Minerals Ltd.	55,700	2,692
Grove Energy Ltd. (a)	2,324,240	1,950
La Mancha Resources, Inc. (a)	458,200	574
Lionore Mining International Ltd. (a)	296,800	1,505
MagIndustries Corp. (a)	4,865,600	6,963
MagIndustries Corp. (a)(h)	7,233,600	9,317
Oilexco, Inc. (a)	3,980,525	16,022
Platinum Group Metals Ltd. (a)	250,000	467
Rock Well Petroleum, Inc. (h)	770,400	1,034
Shore Gold, Inc. (a)	311,500	1,783
Starfield Resources, Inc. (a)(f)	9,026,531	4,279
Starfield Resources, Inc. (a)(f)(h)	1,678,100	689
Starfield Resources, Inc. warrants 1/21/08 (a)	1,678,100	144
StrataGold Corp. (a)	2,229,000	2,193
StrataGold Corp. (a)(h)	1,078,111	955
SXR Uranium One, Inc. (a)	475,740	4,668
Tenke Mining Corp. (a)	160,000	2,291
Uruguay Mineral Exploration, Inc. (a)	430,400	1,963
Valkyries Petroleum Corp. (a)	334,400	4,262
Visual Defence, Inc. (f)	5,963,100	3,045
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Canada - continued
Western Canadian Coal Corp. (a)	2,161,418	$5,104
Western Canadian Coal Corp. (United Kingdom) (a)	548,286	1,360
TOTAL CANADA		110,088
Cayman Islands - 0.6%
AAC Acoustic Technology Holdings, Inc.	5,094,000	5,782
China Rare Earth Holdings Ltd.	6,418,000	1,449
Ctrip.com International Ltd. sponsored ADR	52,800	2,376
Foxconn International Holdings Ltd. (a)	1,320,000	2,843
New World China Land Ltd.	2,100,000	1,009
Prime Success International Group Ltd.	2,958,000	1,965
Sincere Watch (Hong Kong) Ltd.	2,642,000	259
The9 Ltd. sponsored ADR (a)	73,500	2,204
Wasion Meters Group Ltd.	3,544,000	1,588
TOTAL CAYMAN ISLANDS		19,475
China - 0.7%
Century Sunshine Ecological Technology Holdings Ltd.	2,630,000	1,577
China Oilfield Services Ltd. (H Shares)	2,592,000	1,429
China Shenhua Energy Co. Ltd. (H Shares)	1,325,500	2,402
Dalian Port (PDA) Co. Ltd. (H Shares)	292,000	163
Focus Media Holding Ltd. ADR	73,700	4,451
Lianhua Supermarket Holdings Co. (H Shares)	639,000	746
Nine Dragons Paper (Holdings) Ltd.	494,000	430
Parkson Retail Group Ltd.	155,500	509
Shenzhou International Group Holdings Ltd.	6,594,000	2,849
Sina Corp. (a)	75,300	1,992
Tencent Holdings Ltd.	1,812,000	3,669
Yantai Changyu Pioneer Wine Co. (B Shares)	251,700	831
TOTAL CHINA		21,048
Denmark - 0.2%
Rockwool International AS Series A (e)	40,200	5,024
Egypt - 0.0%
Commercial International Bank Ltd. sponsored GDR	100,900	1,313
Estonia - 0.1%
Tallinna Vesi AS	127,000	2,312
Finland - 1.6%
Aldata Solutions Oyj (a)	2,065,976	6,542
Capman Oyj (B Shares)	349,437	1,318
Fortum Oyj	135,400	3,420
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Finland - continued
Inion OY (a)(f)	3,740,300	$4,604
Metso Corp.	57,600	2,289
Neste Oil Oyj	526,900	18,387
Nokian Tyres Ltd. (e)	435,890	7,457
Tekla Oyj (A Shares)	389,780	2,951
TOTAL FINLAND		46,968
France - 1.7%
Altamir et Compagnie SA	6,100	1,465
Bourbon SA	15,638	1,997
BVRP Software SA (a)	144,796	4,149
Constructions Industrielles dela Mediterranee SA	11,500	1,451
Electricite de France	146,200	8,549
Groupe Open SA (e)	52,500	1,057
Groupe Open SA warrants 10/21/06 (a)	14,809	17
Groupe Promeo (a)	62,625	2,734
Guerbet SA	8,400	1,484
Icade SA	58,100	2,499
Ipsos SA	515	76
Maisons France Confort	31,494	2,368
Orpea (a)	25,207	1,870
Sechilienne-Sidec	5,246	4,170
Signaux Girod	15,575	1,611
Silicon On Insulator Technologies SA (SOITEC) (a)	282,200	9,211
Sucriere de Pithivier Le Vieil	3,345	3,372
Tessi SA	24,066	1,606
The Lisi Group	22,500	1,641
TOTAL FRANCE		51,327
Germany - 1.8%
ADVA AG Optical Networking (a)	104,375	1,238
Articon-Integralis AG (Reg.) (a)	495,185	2,243
Deutz AG (a)(e)	1,142,500	10,465
E.ON AG	30,800	3,751
ElringKlinger AG	18,284	996
Fresenius AG	31,271	5,224
Grenkeleasing AG	25,918	1,978
Kontron AG	154,264	1,752
Merck KGaA	26,441	2,802
Parsytec AG (a)	307,671	1,471
Pfleiderer AG	202,159	6,098
PSI AG (a)(f)	689,200	5,748
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Germany - continued
Pulsion Medical Systems AG (a)	98,511	$749
SGL Carbon AG (a)	219,300	4,607
Suedzucker AG (Bearer)	61,775	1,694
United Internet AG	40,352	2,647
TOTAL GERMANY		53,463
Greece - 0.9%
Autohellas SA	363,100	2,034
Fourlis Holdings SA	200,700	3,115
Greek Organization of Football Prognostics SA	59,042	2,183
Hyatt Regency SA (Reg.)	175,282	2,477
Intralot SA	69,400	2,241
Marfin Financial Group Holdings SA	100	3
Sarantis SA (Reg.)	1,409,518	15,649
TOTAL GREECE		27,702
Hong Kong - 1.0%
Cafe de Coral Holdings Ltd.	2,304,000	3,477
Chen Hsong Holdings Ltd.	1,660,000	1,006
Fong's Industries Co. Ltd.	1,156,000	887
Giordano International Ltd.	6,220,000	3,670
Hong Kong Aircraft & Engineering Co.	152,400	1,483
Hong Kong Land Holdings Ltd.	205,000	804
Integrated Distribution Services Group Ltd. (IDS)	2,488,000	3,690
Lifestyle International Holdings Ltd.	933,000	1,570
Midland Holdings Ltd.	2,506,000	1,454
Singamas Container Holdings Ltd.	1,370,000	1,034
Solomon Systech International Ltd.	13,166,000	5,858
Tai Cheung Holdings Ltd.	1,414,000	798
Tingyi (Cayman Island) Holding Corp.	100,000	64
Tom.com Ltd. (a)	3,814,000	856
Vtech Holdings Ltd.	844,000	4,011
TOTAL HONG KONG		30,662
Hungary - 0.2%
MOL Magyar Olay-es Gazipari RT Series A (For. Reg.)	44,200	5,259
India - 0.6%
Financial Technology (India) Ltd.	97,591	4,006
Great Eastern Energy Corp. Ltd. GDR	1,444,600	4,479
HT Media Ltd.	89,341	1,027
McDowell & Co. Ltd.	209,179	3,639
McDowell & Co. Ltd. GDR (a)	108,021	940
Common Stocks - continued
	Shares	Value (Note 1) (000s)
India - continued
Noida Toll Bridge Co. Ltd. GDR (a)	454,051	$2,770
Royal Orchid Hotels Ltd.	283,396	1,193
TOTAL INDIA		18,054
Indonesia - 0.3%
PT Bank Rakyat Indonesia Tbk	4,528,000	2,384
PT Perusahaan Gas Negara Tbk Series B	4,487,500	6,334
TOTAL INDONESIA		8,718
Ireland - 0.9%
Adwalker PLC (a)(f)	9,125,000	999
Aminex PLC (a)	1,430,219	1,206
Glanbia PLC	1,342,400	4,403
Kenmare Resources PLC (a)	3,621,000	3,087
Kenmare Resources PLC warrants 7/23/09 (a)	1,712,500	851
Minco PLC (a)	2,727,271	746
Paddy Power PLC (Ireland)	241,011	4,287
Petroceltic International PLC (a)(e)	14,094,734	5,784
Providence Resources PLC (a)	20,744,500	2,617
Trinity Biotech PLC sponsored ADR (a)	227,325	1,955
Vimio PLC	867,300	2,033
TOTAL IRELAND		27,968
Israel - 0.6%
Advanced Vision Technology Ltd. (a)	165,400	2,129
Israel Chemicals Ltd.	1,354,000	5,357
Leadcom Integrated Solutions	3,766,400	5,924
Metal-Tech Ltd.	640,200	2,610
MTI Wireless Edge Ltd.	705,128	678
TOTAL ISRAEL		16,698
Italy - 2.8%
Amplifon Spa (e)	38,350	3,528
Banca Credit Firenze	2,942,982	10,422
Banca Italease Spa (e)	918,200	55,913
Bastogi Spa (a)(e)	3,714,300	1,214
Brembo Spa (e)	124,700	1,283
Lottomatica Spa (e)	112,000	5,169
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Italy - continued
Saipem Spa	62,000	$1,556
Teleunit Spa (f)	12,719,158	2,958
TOTAL ITALY		82,043
Japan - 32.2%
Abc-Mart, Inc.	145,900	3,414
Access Co. Ltd.	161	346
Access Co. Ltd. (a)(e)	326	2,920
Advance Create Co. Ltd. (e)	243	758
Advanced Media, Inc. Japan (e)	70	384
Aeon Fantasy Co. Ltd. (e)	76,900	3,228
Aichi Steel Corp. (e)	1,570,000	13,649
Ain Pharmaciez, Inc.	44,900	934
Alpen Co. Ltd.	3,600	146
AOC Holdings, Inc.	89,100	1,878
Ariake Japan Co. Ltd. (e)	154,500	4,464
ARRK Corp.	91,400	3,283
Asahi Denka Co. Ltd.	184,000	2,818
Asahi Diamond Industrial Co. Ltd.	310,000	2,916
Asset Managers Co. Ltd. (e)	3,966	11,598
Atrium Co. Ltd.	58,400	6,052
Avex Group Holdings, Inc. (e)	111,400	3,326
Axell Corp.	646	2,445
Bookoff Corp.	150,000	3,069
Canon Finetech, Inc.	140,500	2,782
Casio Micronics Co. Ltd. (e)	190,300	3,961
Chiba Bank Ltd.	384,000	3,477
Chiyoda Co. Ltd.	68,500	1,919
Chiyoda Corp.	94,000	2,113
Chugoku Marine Paints Ltd. (e)	60,000	386
Chuo Denki Kogyo Co. Ltd.	35,000	147
CMIC Co. Ltd. (e)	2,520	738
Create SD Co. Ltd.	32,900	1,075
cyber communications, Inc. (a)(e)	153	496
CyberAgent, Inc. (e)	1,141	2,365
Daido Steel Co. Ltd.	1,685,000	15,463
Daifuku Co. Ltd.	110,500	1,795
Daiwa Securities Group, Inc.	212,000	2,940
Daiwabo Information System Ltd.	375,500	6,743
Ebara Corp.	873,000	4,998
Elpida Memory, Inc. (a)(e)	106,300	4,873
Endo Lighting Corp.	207,000	2,454
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Japan - continued
EPS Co. Ltd. (e)	604	$2,005
Excite Japan Co. Ltd.	11	78
Faith, Inc.	1,619	636
FamilyMart Co. Ltd.	85,800	2,486
FCC Co. Ltd.	127,000	2,816
FinTech Global, Inc. (e)	503	3,114
Fujikura Ltd.	2,116,000	24,472
Fullcast Co. Ltd.	588	2,380
Furukawa Co. Ltd. (a)	376,000	961
Futaba Industrial Co. Ltd. (e)	319,900	8,343
Gentosha, Inc.	100	720
Hamamatsu Photonics KK (e)	186,800	5,840
Haseko Corp. (a)	1,175,000	4,458
Heiwa Real Estate Co. Ltd.	355,000	2,556
Hikari Tsushin, Inc.	237,800	14,701
Hioki EE Corp. (e)	29,200	1,113
Hiroshima Bank Ltd.	738,000	4,724
Hitachi Chemical Co. Ltd.	785,800	22,910
Hitachi Construction Machinery Co. Ltd.	1,210,200	33,051
Hitachi Koki Co. Ltd.	341,000	6,034
Hogy Medical Co.	28,400	1,501
Hokuto Corp. (e)	239,800	4,115
Ibiden Co. Ltd.	68,700	3,264
Ikyu Corp. (e)	366	877
Index Corp. (e)	1,628	2,187
Intelligence Ltd.	2,200	6,511
Intertrade Co. Ltd. (a)	270	908
Iriso Electronics Co. Ltd.	86,700	3,327
Ishihara Chemical Co. Ltd.	48,000	1,096
Ishikawajima-Harima Heavy Industries Co. Ltd. (a)	1,042,000	3,715
Itochu Corp.	1,087,000	9,870
Japan Communications, Inc.	394	349
Japan Digital Contents Trust, Inc. (a)(e)	877	549
Jastec Co. Ltd.	70,400	1,750
JGC Corp.	154,000	2,698
Joint Corp.	98,400	3,232
JSR Corp.	151,700	4,676
Juroku Bank Ltd.	197,000	1,320
Kakaku.com, Inc. (e)	332	1,327
Kansai Urban Banking Corp. (e)	464,000	2,188
Kanto Denka Kogyo Co. Ltd.	283,000	2,321
Kawasaki Heavy Industries Ltd. (e)	978,000	3,547
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Japan - continued
Kenedix, Inc.	875	$4,510
Kibun Food Chemifa Co. Ltd. (e)	89,900	1,682
Kobayashi Pharmaceutical Co. Ltd.	100,000	3,539
Kobe Steel Ltd.	1,530,000	5,200
KOEI Co. Ltd.	96,390	1,803
Koito Manufacturing Co. Ltd.	124,000	1,786
Konami Corp.	208,800	5,345
Konica Minolta Holdings, Inc.	2,047,500	26,970
Kubota Corp.	74,000	836
Kura Corp. Ltd. (f)	6,084	19,554
Kurita Water Industries Ltd.	111,800	2,278
Link Theory Holdings Co. Ltd. (e)	145	842
Lopro Corp. (e)	414,500	1,966
LTT Bio-Pharma Co. Ltd. (a)(e)	112	157
Meganesuper Co. Ltd.	20	0
Meiko Electronics Co. Ltd.	140,200	10,711
Micronics Japan Co. Ltd.	50,400	2,284
Mitsuba Corp. (e)	263,000	3,545
Mitsubishi Gas Chemical Co., Inc.	1,634,000	21,710
Mitsubishi Materials Corp. (e)	1,730,000	9,343
Mitsui O.S.K. Lines Ltd.	478,000	3,421
Mitsui Trust Holdings, Inc.	191,000	2,638
Murata Manufacturing Co. Ltd.	214,500	15,615
Nachi-Fujikoshi Corp.	1,133,000	7,601
Namco Bandai Holdings, Inc. (a)	132,100	1,904
NEC Leasing Ltd.	77,400	1,845
NEOMAX Co. Ltd.	172,000	4,939
Net One Systems Co. Ltd. (e)	2,511	5,513
NGK Spark Plug Co. Ltd.	864,000	18,968
NIC Corp.	184,000	1,858
Nidec Copal Electronics Corp. (e)	248,600	1,971
Nidec Corp.	36,200	2,791
Nidec Tosok Corp. (e)	169,800	2,365
Nihon Ceratec Co. Ltd. (e)	358	1,559
Nihon Dempa Kogyo Co. Ltd. (e)	417,200	17,842
Nihon Micro Coating Co. Ltd.	147,500	1,082
Nihon Trim Co. Ltd. (e)	192,500	9,399
Nihon Unicom Corp.	100,900	1,790
Nikko Cordial Corp.	164,000	2,654
Nippon Chemi-con Corp.	964,000	7,213
Nippon Denko Co. Ltd. (e)	1,993,000	7,018
Nippon Electric Glass Co. Ltd.	66,000	1,490
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Japan - continued
Nippon Mining Holdings, Inc.	103,500	$957
Nippon Oil Corp.	259,000	2,049
Nippon Seiki Co. Ltd. (e)	889,000	19,322
Nippon Soda Co. Ltd.	558,000	2,715
Nippon Suisan Kaisha Co. Ltd.	568,600	2,796
Nishimatsu Construction Co. Ltd. (e)	650,000	2,717
Nissei Corp.	128,000	1,754
Nissin Co. Ltd. (e)	1,045,760	1,001
Nissin Kogyo Co. Ltd.	1,222,300	25,654
Nissin Servicer Co. Ltd. (e)	1,593	1,098
Nittetsu Mining Co. Ltd.	106,000	884
NOK Corp.	82,900	2,519
Noritake Co. Ltd.	387,000	2,590
NS Solutions Corp.	112,100	2,909
NTN Corp.	404,000	3,335
Obara Corp.	1,100	41
Opt, Inc. (a)	150	767
Optex Co. Ltd.	76,000	2,102
Optoelectronics Co. Ltd.	6,700	241
Otaki Gas Co. Ltd.	16,000	96
Otsuka Corp.	30,800	3,703
Pacific Metals Co. Ltd. (e)	898,000	5,820
Parker Corp.	48,000	755
Phoenix Electric Co. Ltd. (e)	201,600	2,050
Pigeon Corp. (e)	180,000	2,742
Produce Co. Ltd.	339	4,078
Ray Corp.	61,000	241
Relo Holdings Corp.	105,000	2,010
Rex Holdings Co. Ltd.	2,255	7,426
Royal Holdings Co. Ltd.	107,000	1,803
Ryobi Ltd.	359,000	2,673
Saison Information Systems Co. Ltd.	76,300	1,156
Sammy NetWorks Co. Ltd.	750	5,664
Sankyo Co. Ltd. (Gunma)	53,600	3,803
Sapporo Hokuyo Holdings, Inc.	133	1,495
Sato Corp.	196,400	4,769
SBI Holdings, Inc.	7,710	3,927
SBS Co. Ltd. (e)	748	3,186
Sega Sammy Holdings, Inc.	90,000	3,588
Sekisui Plastics Co. Ltd.	160,000	648
Senshukai Co. Ltd.	138,000	1,874
Seria Co. Ltd.	200	527
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Japan - continued
Shaddy Co. Ltd.	153,300	$2,719
Shibaura Electronics Co. Ltd.	67,300	951
Shikoku Chemicals Corp.	134,000	988
Shinohara Systems of Construction Co. Ltd. (e)	1,052	2,661
Shizuki Electric Co., Inc.	96,000	455
Showa Denko KK	2,661,000	11,777
Silex Technology, Inc.	233	554
Simplex Investment Advisors, Inc. (e)	236	327
Softbrain Co. Ltd. (e)	880	563
St. Marc Holdings Co. Ltd.	38,100	2,626
Star Micronics Co. Ltd.	557,000	12,033
Sumco Corp.	33,200	1,985
Sumitomo Bakelite Co. Ltd. (e)	101,000	943
Sumitomo Corp.	1,505,000	22,547
Sumitomo Metal Industries Ltd.	2,055,000	8,662
Sumitomo Metal Mining Co. Ltd.	646,000	9,389
Sumitomo Rubber Industries Ltd.	204,400	2,922
Sumitomo Titanium Corp. (e)	10,400	2,048
Sun Frontier Fudousan Co. Ltd.	345	830
Sunx Ltd.	187,100	4,929
Taisei Corp.	358,000	1,600
Taiyo Ink Manufacturing Co. Ltd.	54,700	3,050
Taiyo Kagaku (e)	89,700	1,194
Taiyo Nippon Sanso Corp. Tokyo	361,000	2,850
Telewave, Inc. (e)	1,915	5,550
The First Energy Service Co. Ltd. (a)(e)	191	295
The Keiyo Bank Ltd.	332,000	2,152
Toagosei Co. Ltd. (e)	533,000	2,270
Toc Co. Ltd.	104,000	621
Tohcello Co. Ltd.	150,000	1,535
Tohoku Electric Power Co., Inc.	170,400	3,928
Tokai Carbon Co. Ltd. (e)	643,000	4,003
Token Corp.	210,400	13,728
Tokuyama Corp.	162,000	2,673
Tokyo Gas Co. Ltd.	376,000	1,819
Tokyo Leasing Co. Ltd.	214,500	3,485
Tokyo Seimitsu Co. Ltd.	70,900	4,215
Tomen Devices Corp.	85,600	1,981
Tomoe Engineering Co. Ltd.	123,200	2,472
TonenGeneral Sekiyu KK (e)	189,000	2,053
Toppan Printing Co. Ltd.	278,000	3,713
Toray Industries, Inc.	2,147,000	20,117
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Japan - continued
Toyo Ink Manufacturing Co. Ltd.	158,000	$808
Toyo Suisan Kaisha Ltd.	59,000	899
Trancom Co. Ltd.	116,300	2,727
Trend Micro, Inc.	126,000	4,880
Tyo Productions, Inc. (e)	128,000	808
Usen Corp. (e)	275,760	5,037
Wacom Co. Ltd.	825	1,724
Wiz Co. Ltd.	404	2,707
Works Applications Co. Ltd. (a)	850	467
Yachiyo Industry Co. Ltd.	118,500	3,226
Yahoo! Japan Corp.	3,802	2,217
Yamada Denki Co. Ltd.	149,600	16,303
Yamaha Motor Co. Ltd.	67,000	1,847
Yaskawa Electric Corp. (a)(e)	361,000	4,441
Yasuragi Co. Ltd.	40,300	1,292
Yokogawa Electric Corp.	170,700	2,704
Yoshimoto Kogyo Co. Ltd.	106,800	3,057
Zecs Co. Ltd. (e)	181	950
Zensho Co. Ltd. (e)	194,500	6,320
TOTAL JAPAN		953,728
Korea (South) - 1.1%
CDNetworks Co. Ltd.	18,400	642
Cheil Industries, Inc.	64,030	2,325
Daegu Bank Co. Ltd.	91,490	1,717
Daishin Securities Co. Ltd.	37,330	873
Hyundai Engineering & Construction Co. Ltd. (a)	30,970	1,928
Hyundai Mipo Dockyard Co. Ltd.	23,770	2,228
Industrial Bank of Korea	68,320	1,376
Korean Reinsurance Co.	158,576	1,900
Kyeryong Construction Industrial Co. Ltd.	44,760	2,107
LG Household & Health Care Ltd.	28,330	2,262
NHN Corp. (a)	6,394	2,271
Orion Corp.	3,120	817
Samho International Co.	9,720	170
Samsung Corp.	70,720	2,204
Samsung Engineering Co. Ltd.	37,830	1,618
Samsung Techwin Co. Ltd.	29,780	995
SFA Engineering Corp.	79,802	2,657
SSCP Co. Ltd.	14,095	275
STX Shipbuilding Co. Ltd.	125,840	1,414
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Korea (South) - continued
Taewoong Co. Ltd.	22,066	$481
YBM Sisa.com, Inc.	57,582	1,606
TOTAL KOREA (SOUTH)		31,866
Luxembourg - 0.2%
RTL Group (a)	54,156	4,909
Malaysia - 0.2%
Green Packet BHD	1,800,000	1,301
Steppe Cement Ltd. (a)	847,900	3,054
Uchi Technologies BHD	437,300	386
TOTAL MALAYSIA		4,741
Netherlands - 0.5%
Bateman Engineering NV	528,957	3,729
Engel East Europe NV	2,027,612	5,824
Nutreco Holding NV	74,700	4,428
TOTAL NETHERLANDS		13,981
New Zealand - 0.6%
Fisher & Paykel Healthcare Corp.	1,926,273	5,192
Freightways Ltd.	35,066	86
Sky City Entertainment Group Ltd.	1,704,323	5,911
Sky Network Television Ltd.	409,053	1,612
Tower Ltd. (a)	2,569,173	4,447
TOTAL NEW ZEALAND		17,248
Norway - 1.4%
ABG Sundal Collier ASA (e)	966,000	1,975
Aker Kvaerner ASA	32,000	3,116
Camillo Eitzen & Co. ASA	280,800	3,144
Deep Ocean ASA (a)	373,747	1,316
Mamut ASA (a)	309,100	697
P4 Radio Hele Norge ASA (e)	141,400	597
Pertra Midt-Norges AS (h)	60,000	974
Schibsted ASA (B Shares) (e)	54,100	1,589
Solstad Offshore ASA	114,000	2,072
Songa Offshore ASA (a)	693,608	7,767
Songa Offshore ASA warrants 6/8/08 (a)(h)	177,778	1,760
Statoil ASA (e)	147,600	4,863
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Norway - continued
Stepstone ASA (a)	4,710,000	$8,103
TANDBERG ASA (e)	263,700	2,685
TOTAL NORWAY		40,658
Poland - 0.8%
Polski Koncern Naftowy Orlen SA unit	459,300	18,716
TVN SA (a)	149,254	4,668
TOTAL POLAND		23,384
Portugal - 0.1%
Impresa SGPS (a)	583,653	3,741
Russia - 0.2%
Sistema JSFC sponsored GDR	135,400	3,317
Vimpel Communications sponsored ADR (a)	68,100	3,170
TOTAL RUSSIA		6,487
Singapore - 2.1%
Advent Air Ltd. (a)	2,331,000	446
Advent Air Ltd. (a)(h)	8,918,299	1,342
Cosco Investment (Singapore) Ltd.	3,422,000	3,095
GES International Ltd.	5,357,000	3,355
Goodpack Ltd.	1,033,000	1,242
Guocoland Ltd.	505,000	786
HTL International Holdings Ltd.	1,244,375	1,031
K-REIT Asia (a)	235,000	221
Keppel Land Ltd.	1,175,000	3,523
Midas Holdings Ltd.	2,510,000	1,397
Olam International Ltd.	2,539,000	2,602
Parkway Holdings Ltd.	3,746,000	6,185
Raffles Education Corp. Ltd.	927,000	1,466
SIA Engineering Co. Ltd.	3,364,000	7,278
Singapore Exchange Ltd.	3,769,000	10,252
Singapore Petroleum Co. Ltd.	452,000	1,644
Singapore Post Ltd.	15,136,000	10,819
The Ascott Group Ltd.	1,298,000	903
United Overseas Land Ltd.	803,000	1,554
Wing Tai Holdings Ltd.	1,928,000	2,134
TOTAL SINGAPORE		61,275
South Africa - 3.8%
African Bank Investments Ltd.	3,130,751	17,496
Barnard Jacobs Mellet Holdings Ltd.	3,499,100	3,492
Common Stocks - continued
	Shares	Value (Note 1) (000s)
South Africa - continued
Discovery Holdings Ltd. (a)	1,329,819	$5,408
FirstRand Ltd.	3,181,100	10,476
Foschini Ltd.	429,200	4,347
Gold Reef Casino Resorts Ltd.	697,000	1,739
JD Group Ltd.	153,100	2,367
Lewis Group Ltd.	299,200	3,018
MTN Group Ltd.	825,302	8,236
Nedbank Group Ltd.	86,656	1,810
Steinhoff International Holdings Ltd.	11,294,432	44,764
Telkom SA Ltd.	263,800	6,283
Wilson Bayly Holmes-Ovcon Ltd.	446,856	4,459
TOTAL SOUTH AFRICA		113,895
Spain - 0.0%
Construcciones y Auxiliar de Ferrocarriles	6,807	946
Sweden - 1.9%
Consafe Offshore AB (A Shares) (a)	984,272	18,849
Eniro AB	400,228	4,392
Gambro AB (A Shares)	405,000	6,082
Hexagon AB (B Shares) (e)	266,411	9,884
Intrum Justitia AB (e)	298,000	2,815
Modern Times Group AB (MTG) (B Shares) (a)	240,350	13,196
Observer AB	463,290	2,160
VBG AB (B Shares)	6,710	357
TOTAL SWEDEN		57,735
Switzerland - 1.1%
Actelion Ltd. (Reg.) (a)	32,849	3,713
Amazys Holding AG (a)	39,138	3,468
Bucher Holding AG (e)	31,439	3,067
Escor Casino & Entertainment SA	19,770	426
Mobilezone Holding AG	331,524	1,804
Novartis AG (Reg.)	73,343	4,218
Pargesa Holding SA	14,130	1,435
Roche Holding AG (participation certificate)	52,195	8,025
Sulzer AG (Reg.) (e)	2,648	2,233
Swissquote Group Holding SA	11,717	3,354
TOTAL SWITZERLAND		31,743
Taiwan - 0.5%
Ardentec Corp.	1,066,000	1,245
Catcher Technology Co. Ltd.	134,000	1,495
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Taiwan - continued
Chi Mei Optoelectronics Corp.	499,000	$709
Delta Electronics, Inc.	167,000	520
Greatek Electronics, Inc.	975,000	1,345
Holtek Semiconductor, Inc.	466,000	933
MediaTek, Inc.	71,000	829
Mirle Automation Corp.	266,000	301
MJC Probe, Inc.	384,000	1,402
Nan Ya Printed Circuit Board Corp.	210,000	2,258
Novatek Microelectronics Corp.	142,000	846
Phoenix Precision Technology Corp.	924,000	2,105
Unimicron Technology Corp.	539,000	899
TOTAL TAIWAN		14,887
Thailand - 0.1%
Bumrungrad Hospital PCL:
NVDR	371,700	364
(For. Reg.)	2,908,400	2,876
TOTAL THAILAND		3,240
Turkey - 0.6%
Atakule Gayrimenkul Yatirim Ortakligi AS	688,000	1,061
Dogan Gazetecilik AS (a)	2,749,955	8,816
Tupras-Turkiye Petrol Rafinerileri AS	395,600	8,376
TOTAL TURKEY		18,253
United Arab Emirates - 0.0%
Investcom LLC GDR	45,600	691
United Kingdom - 17.9%
Accuma Group PLC (a)	418,063	2,059
Advanced Technology (UK) PLC (a)(f)	7,355,000	0
AeroBox PLC (a)	5,694,657	610
Afren PLC (a)(f)	13,838,800	20,696
African Copper PLC (a)	1,742,884	2,718
Air Partner PLC	45,000	589
Alba PLC	298,892	1,156
Alizyme PLC (a)	176,127	514
Alliance Pharma PLC (a)(f)	7,984,200	2,730
Alterian PLC (a)	1,486,000	3,347
Amlin PLC	206,973	1,063
Andor Technology Ltd. (a)	444,444	782
Anglo Asian Mining PLC	4,278,000	4,506
Angus & Ross PLC (a)	5,553,700	1,722
Common Stocks - continued
	Shares	Value (Note 1) (000s)
United Kingdom - continued
Appian Technology PLC (a)	5,416,178	$938
Appian Technology PLC warrants 2/28/08 (a)(h)	479,045	22
Ascent Resources PLC (a)(f)	13,698,300	2,873
Ascent Resources PLC warrants 12/22/07 (a)	1,500,000	84
Asia Energy PLC (a)	1,360,038	10,294
Atrium Underwriting PLC	257,060	966
Autoclenz Holdings PLC (f)	560,000	1,328
Avanti Screenmedia Group PLC (a)(f)	1,737,000	8,870
Baltic Oil Terminals PLC	1,913,000	5,757
Belitung Zinc Corp. PLC (h)	7,435,490	1,356
BG Group PLC	217,200	2,919
Bioprogress PLC (a)(f)	9,567,839	7,765
Blackstar Investors PLC (f)	2,870,000	6,124
Block Shield Corp. PLC (a)	1,121,700	3,253
BowLeven PLC (a)(f)	1,815,700	5,762
Caffe Nero Group PLC (a)	455,278	1,810
Cambrian Mining PLC (f)	7,535,000	22,056
Camco International Ltd.	868,900	1,252
Cardpoint PLC (a)	345,300	671
Central African Mining & Exploration Co. PLC (a)	23,396,219	34,988
Centurion Electronics PLC (f)	44,001,239	903
Ceres Power Holding PLC (a)	1,039,400	6,085
Chaco Resources PLC (a)	11,189,600	3,214
Chaucer Holdings PLC	3,529,713	4,442
Clapham House Group PLC (a)	607,050	2,375
Cobra Biomanufacturing PLC (a)	701,900	560
Coffeeheaven International PLC (a)(f)	6,715,909	2,970
Corac Group PLC (a)(f)	5,349,104	4,756
Corin Group PLC	1,210,314	6,721
Countermine PLC (h)	4,939	465
Countermine PLC warrants 7/26/06 (a)(h)	4,939	0
CustomVis PLC (a)	1,558,936	142
DA Group PLC (a)(f)	1,800,165	1,986
Domino's Pizza UK & IRL PLC	1	0
Dream Direct Group PLC (a)	145,000	116
Eclipse Energy Co. Ltd. (h)	102,000	1,395
Econergy International PLC	675,000	1,219
EnCore Oil PLC (a)	7,777,985	4,291
Eureka Mining PLC (a)	381,700	940
Europa Oil & Gas Holdings PLC (a)	1,000,000	602
Europa Oil & Gas Holdings PLC warrants 11/11/07 (a)	500,000	78
European Diamonds PLC (a)	499,300	225
Common Stocks - continued
	Shares	Value (Note 1) (000s)
United Kingdom - continued
Faroe Petroleum PLC (a)	1,288,906	$4,149
Firestone Diamonds PLC (a)	1,718,100	4,261
Flomerics Group PLC	449,658	865
Forum Energy PLC (f)	1,694,770	3,292
Future PLC	1,717,169	1,315
Gemfields Resources PLC (e)(f)	6,859,200	5,066
GMA Resources PLC (a)(f)	24,646,083	5,506
Goals Soccer Centres PLC	827,000	4,027
Golden Prospect PLC	1,931,500	2,272
Goldshield Group PLC	416,400	2,314
GTL Resources PLC (a)	13,669,072	910
Gyrus Group PLC (a)	538,800	3,729
Hallin Marine Subsea International PLC	1,047,700	1,529
Hambledon Mining PLC (a)	7,127,200	2,210
Hardide Ltd. (f)	12,301,000	3,365
Healthcare Enterprise Group PLC (a)(f)	16,540,108	3,921
Highbury House Communications PLC (a)	713,914	9
Hot Tuna International PLC (f)	2,359,400	1,743
Hot Tuna International PLC warrants 2/25/08 (a)(h)	1,179,700	188
Hydrodec Group PLC (a)(f)	16,486,086	10,523
ID Data PLC (a)(f)	84,350,500	1,185
Ideal Shopping Direct PLC	827,209	5,559
Imperial College Innovations Ltd. (h)	19,300	2,816
Indago Petroleum Ltd.	3,219,846	3,435
Interbulk Investments PLC (a)(f)	5,650,000	2,731
International Con Minerals Ltd. (h)	2,659,964	798
International Con Minerals Ltd. warrants 10/31/07 (a)(h)	1,329,982	0
Intertek Group PLC	116,310	1,749
iomart Group PLC	2,235,000	3,587
IPSA Group PLC (f)	3,246,075	2,871
iSoft Group PLC	974,600	2,088
ITE Group PLC	4,156,817	9,476
ITM Power PLC (a)(e)	3,307,600	19,514
Jubilee Platinum PLC (a)(f)	7,171,303	11,248
Kalahari Minerals PLC	3,563,200	1,332
Kazakhgold Group Ltd. GDR	56,700	1,579
KimCor Diamonds PLC (f)	4,370,000	1,215
KimCor Diamonds PLC warrants 3/15/08 (a)	2,185,000	219
Lambert Howarth Group PLC	252,392	774
Landround PLC (f)	358,600	350
Lansdowne Oil & Gas PLC (a)	917,620	1,456
Lawrence PLC	1,073,124	6,008
Common Stocks - continued
	Shares	Value (Note 1) (000s)
United Kingdom - continued
London Asia Chinese Private Equity Fund Ltd. (a)	527,000	$1,074
London Asia Chinese Private Equity Fund Ltd. warrants 3/31/11 (a)	105,400	55
LTG Technologies PLC (a)(f)	19,549,772	3,209
Manpower Software PLC (a)	258,824	111
Max Petroleum PLC (e)	13,318,752	30,059
Metals Exploration PLC (a)(f)	2,820,077	1,787
Metals Exploration PLC warrants 9/14/07 (a)	1,410,039	379
Mice Group PLC	2,663,824	1,749
Michelmersh Brick Holdings PLC	528,900	945
Monstermob Group PLC (a)	226,461	1,285
Motivcom PLC (f)	2,035,000	3,804
NDS Group PLC sponsored ADR (a)	105,154	5,300
NeuTec Pharma PLC (a)	174,136	1,581
NeutraHealth PLC (a)(f)	7,328,100	1,570
Oystertec PLC (a)	7,009,687	0
Pan African Resources PLC (a)	3,955,600	631
Peninsular Gold Ltd. (a)	350,000	335
Pilat Media Global PLC (a)(f)	2,880,000	2,758
Platinum Mining Corp. of India PLC (f)	12,520,800	3,026
Plethora Solutions Holdings PLC (a)	431,818	1,709
PlusNet Technologies Ltd. (a)(f)	1,711,604	8,428
Premier Oil PLC (a)	159,291	2,984
Proteome Sciences PLC (a)	475,842	369
Pureprofile Media PLC (h)	1,108,572	1,011
Pureprofile Media PLC warrants 7/31/06 (a)(h)	251,428	0
Pursuit Dynamics PLC (a)	666,667	1,833
QA PLC (a)	13,554,656	328
Rambler Metals & Mining PLC	1,300,000	936
Retail Decisions PLC (a)	210,316	522
Rheochem PLC (a)(f)	8,728,300	3,144
Rheochem PLC warrants 12/21/07 (a)	4,364,150	0
Ridge Mining PLC (a)	235,000	235
Royalblue Group PLC	45,073	741
Sarantel Group PLC Class A (a)	536,700	372
Scapa Group PLC (a)	3,010,400	1,139
SDL PLC (a)	1,023,600	3,776
Serabi Mining PLC	1,690,800	1,364
Sibir Energy PLC (a)	84,580	845
Sinclair Pharma PLC (a)	2,238,696	4,899
Sinosoft Technology PLC	6,688,500	4,086
Solomon Gold PLC (f)	1,824,300	1,164
Common Stocks - continued
	Shares	Value (Note 1) (000s)
United Kingdom - continued
SPI Lasers PLC	658,000	$3,270
Spice Holdings PLC	771,200	3,896
Stem Cell Sciences PLC	716,649	869
Sterling Energy PLC (a)	5,469,067	2,917
Stratex International PLC	5,300,000	846
SubSea Resources PLC (a)(f)	8,729,100	6,169
SubSea Resources PLC warrants 11/4/09 (a)	1,805,625	477
Synchronica PLC (a)	1,806,000	856
Synergy Healthcare PLC	314,553	2,799
Taghmen Energy PLC (a)(f)	4,645,755	3,897
Taghmen Energy PLC warrants 4/30/07 (a)	2,279,573	294
Tanfield Group PLC (a)(f)	14,582,131	6,183
Teesland PLC	517,000	915
Tersus Energy PLC (a)	1,420,122	1,036
Theratase PLC	1,725,000	1,479
Third Advance Value Realisation Co. Uk Ltd. (a)	507,108	962
Tikit Group PLC (f)	695,362	2,555
TMO Biotec (h)	10,000	547
Toledo Mining Corp. PLC (a)	921,144	2,024
Triple Plate Junction PLC (a)	3,638,000	1,327
Triple Plate Junction PLC warrants 5/9/07 (a)	1,818,750	0
Tristel PLC	274,418	328
UK Coal PLC	1,087,069	3,232
Unibet Group PLC unit	232,256	5,997
Vectura Group PLC (a)	2,859,400	6,388
Victoria Oil & Gas PLC (a)	2,533,500	11,597
Whatman PLC	280,100	1,603
White Nile Ltd. (a)	200,000	658
William Ransom & Son PLC	3,629,500	3,078
Windsor PLC	700,000	629
World Gaming PLC (a)	1,170,500	3,501
ZincOx Resources PLC (a)	970,000	4,865
TOTAL UNITED KINGDOM		530,986
United States of America - 1.8%
121Media, Inc. (a)(f)	718,205	3,929
Central European Distribution Corp. (a)(e)	42,800	1,757
Chindex International, Inc. (a)(e)	138,900	1,733
Cyberscan Technology, Inc. (f)	996,527	6,815
Frontera Resources Corp. (a)	2,300,000	5,055
Frontier Mining Ltd. (a)	6,115,691	3,346
Marathon Oil Corp.	39,900	3,166
Common Stocks - continued
	Shares	Value (Note 1) (000s)
United States of America - continued
NTL, Inc. (a)	94,100	$2,586
Solar Integrated Technologies, Inc. (a)	1,534,773	9,069
Trico Marine Services, Inc. (a)	57,800	1,931
Uramin, Inc. warrants 7/26/08 (a)(h)	666,666	376
UTEK Corp. (Reg. S)	25,000	400
Valero Energy Corp.	70,900	4,590
XL TechGroup, Inc. (a)	1,442,680	8,551
TOTAL UNITED STATES OF AMERICA		53,304
TOTAL COMMON STOCKS (Cost $2,067,358)		2,911,944
Nonconvertible Preferred Stocks - 0.5%

Germany - 0.4%
Fresenius AG (non-vtg.)	70,528	12,204
United Kingdom - 0.1%
Third Advance Value Realisation Co. Uk Ltd. (a)	1,183,252	2,126
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $7,326)		14,330
Investment Companies - 0.0%

United Kingdom - 0.0%
The Greenhouse Fund Ltd. (a) (Cost $307)	1,750,000	431
Corporate Bonds - 0.3%
		Principal Amount (000s)(d)
Convertible Bonds - 0.3%
Canada - 0.2%
Western Canadian Coal Corp. 7.5% 3/24/11	CAD	7,400	6,487
United Kingdom - 0.1%
BioCare Solutions Ltd. 1% 12/31/06 (h)	GBP	54,768	999
TOTAL CONVERTIBLE BONDS			7,486
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (Note 1) (000s)
Nonconvertible Bonds - 0.0%
Norway - 0.0%
Songa Offshore ASA 9% 9/8/10 (g)		$600	$599
TOTAL CORPORATE BONDS (Cost $7,949)			8,085
Money Market Funds - 8.2%
	Shares
Fidelity Cash Central Fund, 4.8% (b)	29,429,119	29,429
Fidelity Securities Lending Cash Central Fund, 4.83% (b)(c)	212,629,515	212,630
TOTAL MONEY MARKET FUNDS (Cost $242,059)		242,059
TOTAL INVESTMENT PORTFOLIO - 107.2% (Cost $2,324,999)		3,176,849
NET OTHER ASSETS - (7.2)%		(212,831)
NET ASSETS - 100%		$2,964,018
Currency Abbreviations
CAD	-	Canadian dollar
GBP	-	British pound
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Principal amount is stated in United States dollars unless otherwise noted.
(e)Security or a portion of the security is on loan at period end.
(f)Affiliated company

(g)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $599,000 or 0.0% of net assets.

(h)Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $26,044,000 or 0.9% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Advent Air Ltd.	4/18/06	$1,310
Appian Technology PLC warrants 2/28/08	2/18/05	$-
Belitung Zinc Corp. PLC	1/12/06	$1,308
BioCare Solutions Ltd. 1% 12/31/06	8/3/05	$974
Countermine PLC	12/22/05	$443
Countermine PLC warrants 7/26/06	12/22/05	$-
Eclipse Energy Co. Ltd.	4/28/05	$1,459
Hot Tuna International PLC warrants 2/25/08	2/14/06	$-
Imperial College Innovations Ltd.	4/27/05	$2,942
International Con Minerals Ltd.	1/30/06	$798
International Con Minerals Ltd. warrants 10/31/07	1/30/06	$-
MagIndustries Corp.	3/16/06	$7,686
Pertra Midt-Norges AS	6/28/05	$911
Pureprofile Media PLC	5/3/05 - 1/11/06	$1,173
Pureprofile Media PLC warrants 7/31/06	5/3/05	$-
Rock Well Petroleum, Inc.	4/13/06	$1,004
Songa Offshore ASA warrants 6/8/08	6/8/05	$-
Starfield Resources, Inc.	1/17/06	$577
StrataGold Corp.	4/6/06	$842
TMO Biotec	10/27/05	$535
Uramin, Inc. warrants 7/26/08	8/24/05	$-
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$735
Fidelity Securities Lending Cash Central Fund	1,396
Total	$2,131
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
121Media, Inc.	$1,832	$307	$-	$-	$3,929
Advanced Technology (UK) PLC	-	-	-	-	-
Adwalker PLC	1,292	-	-	-	999
Afren PLC	12,040	2,657	2,876	-	20,696
Alliance Pharma PLC	2,924	-	318	-	2,730
Ascent Resources PLC	2,603	526	753	-	2,873
Autoclenz Holdings PLC	-	1,213	-	-	1,328
Avanti Screenmedia Group PLC	-	7,564	-	-	8,870
BDI Mining Corp.	4,646	494	-	-	4,298
Bioprogress PLC	2,479	4,451	-	-	7,765
Blackstar Investors PLC	-	5,074	-	-	6,124
BowLeven PLC	9,158	1,215	-	-	5,762
Cambrian Mining PLC	15,024	3,024	-	156	22,056
Centurion Electronics PLC	574	366	-	-	903
Coffeeheaven International PLC	1,580	1,537	577	-	2,970
Corac Group PLC	2,146	283	-	-	4,756
Cyberscan Technology, Inc.	1,725	8,966	-	-	6,815
DA Group PLC	2,490	-	64	-	1,986
EnCore Oil PLC (formerly, Oil Quest Resources PLC)	596	-	-	-	-
Forum Energy PLC	2,505	1,207	-	-	3,292
Fox Resources Ltd.	844	-	-	-	-
Frontier Mining Ltd.	2,220	-	-	-	-
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Gemfields Resources PLC	$-	$5,312	$-	$-	$5,066
GMA Resources PLC	3,026	-	-	-	5,506
Hardide Ltd.	2,909	-	27	-	3,365
Healthcare Enterprise Group PLC	10,604	2,028	-	-	3,921
Hot Tuna International PLC	-	2,049	-	-	1,743
Hydrodec Group PLC	2,730	5,558	-	-	10,523
ID Data PLC	1,344	-	-	-	1,185
Inion OY	3,466	2,117	-	-	4,604
Interbulk Investments PLC	-	2,006	48	-	2,731
International Ferro Metals	15,854	600	26	-	18,919
IPSA Group PLC	2,128	-	434	-	2,871
Jubilee Platinum PLC	3,339	4,414	791	-	11,248
KimCor Diamonds PLC	-	1,147	-	-	1,215
Kura Corp. Ltd.	18,905	588	-	-	19,554
Lambert Howarth Group PLC	6,291	-	4,755	96	-
Landround PLC	582	54	-	-	350
Leadcom Integrated Solutions	4,705	-	1,258	57	-
LTG Technologies PLC	2,294	1,300	-	-	3,209
Metals Exploration PLC	624	-	-	-	1,787
Mintails Ltd.	-	1,466	-	-	1,841
Motivcom PLC (formerly, P&MM Group PLC)	3,423	-	-	27	3,804
NeutraHealth PLC	1,719	-	-	-	1,570
Pilat Media Global PLC	2,244	-	-	-	2,758
Platinum Mining Corp. of India PLC	3,602	-	-	-	3,026
PlusNet Technologies Ltd.	7,340	720	-	-	8,428
PSI AG	3,396	-	-	-	5,748
Rheochem PLC	1,854	-	-	-	3,144
Solomon Gold PLC	-	1,588	-	-	1,164
Sphere Investments Ltd.	2,552	-	249	-	-
Starfield Resources, Inc.	3,741	-	967	-	4,279
Starfield Resources, Inc. (restricted)	-	577	-	-	689
Stepstone ASA	5,719	-	-	-	-
SubSea Resources PLC	4,362	52	-	-	6,169
Sylvania Resources Ltd.	2,738	472	-	-	5,067
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Synchronica PLC (formerly, Dat Group PLC)	$$1,263	$-	$-	$-	$-
Taghmen Energy PLC	5,671	-	102	-	3,897
Tanfield Group PLC	2,911	2,114	-	-	6,183
Tanzanite One Ltd.	4,936	10,260	-	-	17,889
Teleunit Spa	3,683	710	28	94	2,958
Tikit Group PLC	2,436	-	92	22	2,555
Visual Defence, Inc.	1,379	1,024	-	-	3,045
Xceldiam Ltd.	2,643	-	-	-	2,965
Total	$213,091	$85,040	$13,365	$452	$293,128

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2006

Assets
Investment in securities, at value (including securities loaned of $201,539) - See accompanying schedule: Unaffiliated issuers (cost $1,832,224)	$2,641,662
Affiliated Central Funds (cost $242,059)	242,059
Other affiliated issuers (cost $250,716)	293,128
Total Investments (cost $2,324,999)		$3,176,849
Cash		84
Foreign currency held at value (cost $4,379)		4,405
Receivable for investments sold		24,577
Receivable for fund shares sold		4,375
Dividends receivable		5,617
Interest receivable		201
Prepaid expenses		6
Receivable from investment adviser for expense reductions		1
Other receivables		634
Total assets		3,216,749

Liabilities
Payable for investments purchased	$34,762
Payable for fund shares redeemed	2,138
Accrued management fee	2,303
Distribution fees payable	72
Other affiliated payables	554
Other payables and accrued expenses	272
Collateral on securities loaned, at value	212,630
Total liabilities		252,731

Net Assets		$2,964,018
Net Assets consist of:
Paid in capital		$1,874,712
Undistributed net investment income		1,257
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		236,148
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		851,901
Net Assets		$2,964,018

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2006

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($47,097 ÷ 1,456.9 shares)	$32.33

Maximum offering price per share (100/94.25 of $32.33)	$34.30
Class T: Net Asset Value and redemption price per share ($56,296 ÷ 1,748.4 shares)	$32.20

Maximum offering price per share (100/96.50 of $32.20)	$33.37
Class B: Net Asset Value and offering price per share ($15,986 ÷ 501.9 shares)A	$31.85

Class C: Net Asset Value and offering price per share ($32,464 ÷ 1,016.8 shares)A	$31.93

International Small Cap: Net Asset Value, offering price and redemption price per share ($2,801,384 ÷ 86,110.3 shares)	$32.53

Institutional Class: Net Asset Value, offering price and redemption price per share ($10,791 ÷ 332.1 shares)	$32.49

ARedemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2006

Investment Income
Dividends (including $452 received from other affiliated issuers)		$16,516
Interest		151
Income from affiliated Central Funds (including $1,396 from security lending)		2,131
		18,798
Less foreign taxes withheld		(852)
Total income		17,946

Expenses
Management fee Basic fee	$11,067
Performance adjustment	1,257
Transfer agent fees	2,546
Distribution fees	386
Accounting and security lending fees	604
Independent trustees' compensation	5
Custodian fees and expenses	564
Registration fees	77
Audit	53
Legal	10
Miscellaneous	12
Total expenses before reductions	16,581
Expense reductions	(933)	15,648
Net investment income (loss)		2,298
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $424)	256,131
Other affiliated issuers	1,423
Foreign currency transactions	(210)
Total net realized gain (loss)		257,344
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $297)	505,088
Assets and liabilities in foreign currencies	92
Total change in net unrealized appreciation (depreciation)		505,180
Net gain (loss)		762,524
Net increase (decrease) in net assets resulting from operations		$764,822

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2006	Year ended October 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,298	$10,862
Net realized gain (loss)	257,344	242,238
Change in net unrealized appreciation (depreciation)	505,180	169,248
Net increase (decrease) in net assets resulting from operations	764,822	422,348
Distributions to shareholders from net investment income	(10,829)	(3,406)
Distributions to shareholders from net realized gain	(234,438)	(45,235)
Total distributions	(245,267)	(48,641)
Share transactions - net increase (decrease)	231,934	701,403
Redemption fees	169	1,213
Total increase (decrease) in net assets	751,658	1,076,323

Net Assets
Beginning of period	2,212,360	1,136,037
End of period (including undistributed net investment income of $1,257 and undistributed net investment income of $10,862, respectively)	$2,964,018	$2,212,360

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class A

	Six months ended April 30,	Years ended October 31,
	2006	2005	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$26.69	$21.25	$17.69	$12.35
Income from Investment Operations
Net investment income (loss) E	(.02)	.05	.02	.02 F
Net realized and unrealized gain (loss)	8.60	6.16	3.83	5.30
Total from investment operations	8.58	6.21	3.85	5.32
Distributions from net investment income	(.05)	(.02)	(.02)	-
Distributions from net realized gain	(2.89)	(.77)	(.31)	-
Total distributions	(2.94)	(.79)	(.33)	-
Redemption fees added to paid in capital E	- I	.02	.04	.02
Net asset value, end of period	$32.33	$26.69	$21.25	$17.71
Total Return B, C, D	35.01%	30.16%	22.36%	43.24%
Ratios to Average Net Assets H
Expenses before reductions	1.63% A	1.66%	1.71%	1.77% A
Expenses net of fee waivers, if any	1.63% A	1.66%	1.71%	1.77% A
Expenses net of all reductions	1.56% A	1.63%	1.69%	1.74% A
Net investment income (loss)	(.15)% A	.21%	.09%	.28% A
Supplemental Data
Net assets, end of period (in millions)	$47	$35	$13	$5
Portfolio turnover rate	99% A	79%	77%	84% A

AAnnualized

BTotal returns for periods of less than one year are not annualized.

CTotal returns would have been lower had certain expenses not been reduced during the periods shown.

DTotal returns do not include the effect of the sales charges.

ECalculated based on average shares outstanding during the period.

FInvestment income per share reflects a special dividend which amounted to $.01 per share.

GFor the period May 27, 2003 (commencement of sale of shares) to October 31, 2003.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

IAmount represents less than $.01 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class T

	Six months ended April 30,	Years ended October 31,
	2006	2005	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$26.57	$21.20	$17.68	$12.35
Income from Investment Operations
Net investment income (loss) E	(.06)	(.01)	(.03)	- F, I
Net realized and unrealized gain (loss)	8.57	6.12	3.83	5.31
Total from investment operations	8.51	6.11	3.80	5.31
Distributions from net investment income	-	-	(.01)	-
Distributions from net realized gain	(2.88)	(.76)	(.31)	-
Total distributions	(2.88)	(.76)	(.32)	-
Redemption fees added to paid in capital E	- I	.02	.04	.02
Net asset value, end of period	$32.20	$26.57	$21.20	$17.65
Total Return B, C, D	34.83%	29.72%	22.07%	43.16%
Ratios to Average Net Assets H
Expenses before reductions	1.88% A	1.92%	1.94%	2.12% A
Expenses net of fee waivers, if any	1.88% A	1.91%	1.94%	2.12% A
Expenses net of all reductions	1.81% A	1.88%	1.92%	2.09% A
Net investment income (loss)	(.40)% A	(.04)%	(.14)%	(.07)% A
Supplemental Data
Net assets, end of period (in millions)	$56	$42	$15	$4
Portfolio turnover rate	99% A	79%	77%	84% A

AAnnualized

BTotal returns for periods of less than one year are not annualized.

CTotal returns would have been lower had certain expenses not been reduced during the periods shown.

DTotal returns do not include the effect of the sales charges.

ECalculated based on average shares outstanding during the period.

FInvestment income per share reflects a special dividend which amounted to $.01 per share.

GFor the period May 27, 2003 (commencement of sale of shares) to October 31, 2003.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

IAmount represents less than $.01 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class B

	Six months ended April 30	Years ended October 31,
	2006	2005	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$26.24	$20.99	$17.62	$12.35
Income from Investment Operations
Net investment income (loss) E	(.13)	(.14)	(.16)	(.05) F
Net realized and unrealized gain (loss)	8.47	6.08	3.80	5.30
Total from investment operations	8.34	5.94	3.64	5.25
Distributions from net realized gain	(2.73)	(.71)	(.31)	-
Redemption fees added to paid in capital E	- I	.02	.04	.02
Net asset value, end of period	$31.85	$26.24	$20.99	$17.52
Total Return B, C, D	34.43%	29.13%	21.21%	42.67%
Ratios to Average Net Assets H
Expenses before reductions	2.47% A	2.49%	2.63%	2.76% A
Expenses net of fee waivers, if any	2.40% A	2.43%	2.63%	2.76% A
Expenses net of all reductions	2.33% A	2.40%	2.60%	2.73% A
Net investment income (loss)	(.92)% A	(.56)%	(.83)%	(.71)% A
Supplemental Data
Net assets, end of period (in millions)	$16	$13	$5	$1
Portfolio turnover rate	99% A	79%	77%	84% A

AAnnualized

BTotal returns for periods of less than one year are not annualized.

CTotal returns would have been lower had certain expenses not been reduced during the periods shown.

DTotal returns do not include the effect of the contingent deferred sales charge.

ECalculated based on average shares outstanding during the period.

FInvestment income per share reflects a special dividend which amounted to $.01 per share.

GFor the period May 27, 2003 (commencement of sale of shares) to October 31, 2003.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

IAmount represents less than $.01 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class C

	Six months ended April 30,	Years ended October 31,
	2006	2005	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$26.31	$21.04	$17.64	$12.35
Income from Investment Operations
Net investment income (loss) E	(.13)	(.13)	(.12)	(.04) F
Net realized and unrealized gain (loss)	8.50	6.10	3.80	5.31
Total from investment operations	8.37	5.97	3.68	5.27
Distributions from net investment income	-	-	(.01)	-
Distributions from net realized gain	(2.75)	(.72)	(.31)	-
Total distributions	(2.75)	(.72)	(.32)	-
Redemption fees added to paid in capital E	- I	.02	.04	.02
Net asset value, end of period	$31.93	$26.31	$21.04	$17.73
Total Return B, C, D	34.50%	29.22%	21.43%	42.83%
Ratios to Average Net Assets H
Expenses before reductions	2.37% A	2.41%	2.43%	2.57% A
Expenses net of fee waivers, if any	2.37% A	2.41%	2.43%	2.57% A
Expenses net of all reductions	2.30% A	2.38%	2.40%	2.55% A
Net investment income (loss)	(.89)% A	(.54)%	(.62)%	(.52)% A
Supplemental Data
Net assets, end of period (in millions)	$32	$25	$9	$1
Portfolio turnover rate	99% A	79%	77%	84% A

AAnnualized

BTotal returns for periods of less than one year are not annualized.

CTotal returns would have been lower had certain expenses not been reduced during the periods shown.

DTotal returns do not include the effect of the contingent deferred sales charge.

ECalculated based on average shares outstanding during the period.

FInvestment income per share reflects a special dividend which amounted to $.01 per share.

GFor the period May 27, 2003 (commencement of sale of shares) to October 31, 2003.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

IAmount represents less than $.01 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - International Small Cap

	Six months ended April 30,	Years ended October 31,
	2006	2005	2004	2003	2002 F
Selected Per-Share Data
Net asset value, beginning of period	$26.89	$21.36	$17.71	$9.87	$10.00
Income from Investment Operations
Net investment income (loss) D	.03	.15	.10	.07 E	(.01)
Net realized and unrealized gain (loss)	8.64	6.19	3.84	7.75	(.12)
Total from investment operations	8.67	6.34	3.94	7.82	(.13)
Distributions from net investment income	(.14)	(.06)	(.02)	-	-
Distributions from net realized gain	(2.89)	(.77)	(.31)	(.02)	-
Total distributions	(3.03)	(.83)	(.33)	(.02)	-
Redemption fees added to paid in capital D	- H	.02	.04	.04	- H
Net asset value, end of period	$32.53	$26.89	$21.36	$17.71	$9.87
Total Return B, C	35.19%	30.67%	22.84%	79.78%	(1.30)%
Ratios to Average Net Assets G
Expenses before reductions	1.27% A	1.28%	1.30%	1.54%	13.70% A
Expenses net of fee waivers, if any	1.27% A	1.28%	1.30%	1.54%	1.80% A
Expenses net of all reductions	1.19% A	1.25%	1.28%	1.51%	1.80% A
Net investment income (loss)	.22% A	.59%	.50%	.46%	(.56)% A
Supplemental Data
Net assets, end of period (in millions)	$2,801	$2,090	$1,091	$547	$3
Portfolio turnover rate	99% A	79%	77%	84%	85% A

AAnnualized

BTotal returns for periods of less than one year are not annualized.

CTotal returns would have been lower had certain expenses not been reduced during the periods shown.

DCalculated based on average shares outstanding during the period.

EInvestment income per share reflects a special dividend which amounted to $.03 per share.

FFor the period September 18, 2002 (commencement of operations) to October 31, 2002.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

HAmount represents less than $.01 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

	Six months ended April 30,	Years ended October 31,
	2006	2005	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$26.86	$21.36	$17.72	$12.35
Income from Investment Operations
Net investment income (loss) D	.03	.14	.10	.04 E
Net realized and unrealized gain (loss)	8.63	6.18	3.84	5.31
Total from investment operations	8.66	6.32	3.94	5.35
Distributions from net investment income	(.14)	(.07)	(.03)	-
Distributions from net realized gain	(2.89)	(.77)	(.31)	-
Total distributions	(3.03)	(.84)	(.34)	-
Redemption fees added to paid in capital D	- H	.02	.04	.02
Net asset value, end of period	$32.49	$26.86	$21.36	$17.72
Total Return B, C	35.21%	30.59%	22.84%	43.48%
Ratios to Average Net Assets G
Expenses before reductions	1.29% A	1.30%	1.32%	1.51% A
Expenses net of fee waivers, if any	1.29% A	1.30%	1.32%	1.51% A
Expenses net of all reductions	1.21% A	1.27%	1.29%	1.48% A
Net investment income (loss)	.20% A	.57%	.49%	.54% A
Supplemental Data
Net assets, end of period (in millions)	$11	$7	$3	$.4
Portfolio turnover rate	99% A	79%	77%	84% A

AAnnualized

BTotal returns for periods of less than one year are not annualized.

CTotal returns would have been lower had certain expenses not been reduced during the periods shown.

DCalculated based on average shares outstanding during the period.

EInvestment income per share reflects a special dividend which amounted to $.01 per share.

FFor the period May 27, 2003 (commencement of sale of shares) to October 31, 2003.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

HAmount represents less than $.01 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended April 30, 2006

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity International Small Cap Fund (the fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The fund is currently closed to most new accounts. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, International Small Cap and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Security Valuation - continued

days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Semiannual Report

1. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC)and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$925,779
Unrealized depreciation	(92,898)
Net unrealized appreciation (depreciation)	$832,881
Cost for federal income tax purposes	$2,343,968

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a redemption fee equal to 2.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,264,205 and $1,257,674, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the investment performance of the asset-weighted return of all classes as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .97% of the fund's average net assets.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$50	$1
Class T	.25%	.25%	122	-
Class B	.75%	.25%	72	54
Class C	.75%	.25%	142	31
			$386	$86

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$5
Class T	4
Class B*	25
Class C*	1
$35

*When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund, except for International Small Cap. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for International Small Cap shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

the fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets
Class A	$62	.31*
Class T	76	.31*
Class B	29	.40*
Class C	42	.30*
International Small Cap	2,327	.19*
Institutional Class	10	.21*
	$2,546

*Annualized

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $4 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class B	2.40%	$5

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $918 for the period. In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $1. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
International Small Cap	$9

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2006	Year ended October 31, 2005
From net investment income
Class A	$62	$14
International Small Cap	10,725	3,381
Institutional Class	42	11
Total	$10,829	$3,406
From net realized gain
Class A	$3,713	$542
Class T	4,531	602
Class B	1,340	221
Class C	2,559	359
International Small Cap	221,459	43,388
Institutional Class	836	123
Total	$234,438	$45,235

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2006	Year ended October 31, 2005	Six months ended April 30, 2006	Year ended October 31, 2005
Class A
Shares sold	216	915	$6,256	$22,252
Reinvestment of distributions	125	20	3,194	427
Shares redeemed	(189)	(255)	(5,362)	(6,421)
Net increase (decrease)	152	680	$4,088	$16,258

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2006	Year ended October 31, 2005	Six months ended April 30, 2006	Year ended October 31, 2005
Class T
Shares sold	267	1,286	$7,656	$31,179
Reinvestment of distributions	165	24	4,209	531
Shares redeemed	(251)	(457)	(7,195)	(11,453)
Net increase (decrease)	181	853	$4,670	$20,257
Class B
Shares sold	55	415	$1,537	$9,882
Reinvestment of distributions	48	9	1,212	199
Shares redeemed	(88)	(178)	(2,467)	(4,336)
Net increase (decrease)	15	246	$282	$5,745
Class C
Shares sold	85	680	$2,369	$16,301
Reinvestment of distributions	80	13	2,032	272
Shares redeemed	(106)	(147)	(3,002)	(3,591)
Net increase (decrease)	59	546	$1,399	$12,982
International Small Cap
Shares sold	12,076	51,579	$347,010	$1,266,283
Reinvestment of distributions	8,379	2,008	216,010	43,867
Shares redeemed	(12,099)	(26,924)	(343,047)	(667,826)
Net increase (decrease)	8,356	26,663	$219,973	$642,324
Institutional Class
Shares sold	65	259	$1,894	$6,323
Reinvestment of distributions	20	3	506	59
Shares redeemed	(30)	(105)	(878)	(2,545)
Net increase (decrease)	55	157	$1,522	$3,837

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Investment Trust and Shareholders of Fidelity International Small Cap Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity International Small Cap Fund (the Fund), a fund of Fidelity Investment Trust, including the schedule of investments as of April 30, 2006, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended April 30, 2006 and for the year ended October 31, 2005, and the financial highlights for the six months ended April 30, 2006 and for the periods from September 18, 2002 (commencement of operations) to October 31, 2005. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2006, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity International Small Cap Fund as of April 30, 2006, the results of its operations for the six months then ended, the changes in its net assets for the six months ended April 30, 2006 and for the year ended October 31, 2005, and its financial highlights for the six months ended April 30, 2006 and for the periods from September 18, 2002 (commencement of operations) to October 31, 2005, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Semiannual Report

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 23, 2006

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity International Small Cap Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund's management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund's assets; (iii) the nature or level of services provided under the fund's management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund's management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund's portfolio manager would not change, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Agreement is fair and reasonable, and that the fund's Agreement should be approved.

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Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis
Company (formerly Fidelity
Management & Research (Far East) Inc.)

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Mellon Bank

Pittsburgh, PA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AISCI-USAN-0606
1.800646.102

Fidelity®

International Small Cap Opportunities

Fund

Semiannual Report

April 30, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time-tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d.
Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2005 to April 30, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2005	Ending Account Value April 30, 2006	Expenses Paid During Period* November 1, 2005 to April 30, 2006
Class A
Actual	$1,000.00	$1,472.00	$9.75
HypotheticalA	$1,000.00	$1,016.91	$7.95
Class T
Actual	$1,000.00	$1,471.10	$11.27
HypotheticalA	$1,000.00	$1,015.67	$9.20
Class B
Actual	$1,000.00	$1,467.70	$14.68
HypotheticalA	$1,000.00	$1,012.89	$11.98
Class C
Actual	$1,000.00	$1,467.70	$14.44
HypotheticalA	$1,000.00	$1,013.09	$11.78
International Small Cap Opportunities
Actual	$1,000.00	$1,475.40	$7.79
HypotheticalA	$1,000.00	$1,018.50	$6.36
Institutional Class
Actual	$1,000.00	$1,475.40	$7.49
HypotheticalA	$1,000.00	$1,018.74	$6.11

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.59%
Class T	1.84%
Class B	2.40%
Class C	2.36%
International Small Cap Opportunities	1.27%
Institutional Class	1.22%

Semiannual Report

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2006
Japan38.9%
Germany10.6%
France8.0%
United States of America6.6%
United Kingdom5.5%
Korea (South)5.4%
Australia4.1%
Sweden3.2%
Norway2.2%
Other15.5%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2005
Japan35.3%
France8.9%
Korea (South)8.1%
United Kingdom7.3%
United States of America7.3%
Germany6.7%
Australia5.7%
Norway3.1%
Finland3.1%
Other14.5%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.9	100.6
Short-Term Investments and Net Other Assets	2.1	(0.6)
Top Ten Stocks as of April 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Titanium Metals Corp. (United States of America, Metals & Mining)	2.1	1.4
Neopost SA (France, Office Electronics)	1.4	2.0
Silicon On Insulator Technologies SA (SOITEC) (France, Semiconductors & Semiconductor Equipment)	1.4	1.0
Techem AG (Germany, Commercial Services & Supplies)	1.4	0.5
JGC Corp. (Japan, Construction & Engineering)	1.3	1.1
SolarWorld AG (Germany, Electrical Equipment)	1.3	1.3
GigaMedia Ltd. (Singapore, Internet Software & Services)	1.2	0.0
Alstom SA (France, Electrical Equipment)	1.2	1.7
Deutz AG (Germany, Machinery)	1.2	0.0
KK daVinci Advisors (Japan, Real Estate)	1.2	0.0
	13.7
Market Sectors as of April 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	28.1	26.5
Information Technology	16.6	12.1
Materials	16.1	12.4
Financials	15.6	12.0
Consumer Discretionary	11.2	17.0
Energy	4.7	10.5
Health Care	3.2	3.8
Consumer Staples	2.4	5.9
Telecommunication Services	0.0	0.4

Semiannual Report

Investments April 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value (Note 1)
Australia - 4.1%
Coates Hire Ltd.	1,015,059	$4,749,912
CSL Ltd.	266,300	11,672,410
Downer EDI Ltd.	2,014,438	13,282,725
Dyno Nobel Ltd.	6,209,400	12,358,463
PMP Ltd. (a)	1,422,610	1,588,608
United Group Ltd.	500,000	5,017,488
Zinifex Ltd.	950,000	7,469,259
TOTAL AUSTRALIA		56,138,865
Austria - 1.0%
Andritz AG	76,474	13,409,266
Bermuda - 1.3%
Aquarius Platinum Ltd.:
(Australia)	316,310	4,550,996
(United Kingdom)	552,600	8,132,980
SeaDrill Ltd. (a)(d)	344,900	5,849,273
TOTAL BERMUDA		18,533,249
Cayman Islands - 1.3%
Kingboard Chemical Holdings Ltd.	3,599,000	9,492,674
Suntech Power Holdings Co. Ltd. sponsored ADR	251,600	8,627,364
TOTAL CAYMAN ISLANDS		18,120,038
China - 1.2%
Advanced Semiconductor Manufacturing Corp. Ltd. (H Shares)	1,686,000	419,690
China Techfaith Wireless Communication Technology Ltd. sponsored ADR (d)	488,600	6,649,846
Global Bio-Chem Technology Group Co. Ltd.	16,723,300	8,735,553
TOTAL CHINA		15,805,089
Finland - 2.1%
KCI Konecranes Oyj	734,000	13,603,691
Metso Corp.	389,900	15,495,396
TOTAL FINLAND		29,099,087
France - 8.0%
Alstom SA (a)	187,662	16,999,638
ALTEN (a)	282,691	10,699,713
Compagnie Generale de Geophysique SA (a)(d)	82,902	13,398,403
Ingenico SA	195,700	4,449,226
Legrand SA	217,300	6,360,432
Neopost SA	178,400	20,178,275
Silicon On Insulator Technologies SA (SOITEC) (a)	588,235	19,199,335
Common Stocks - continued
	Shares	Value (Note 1)
France - continued
Vallourec SA	7,500	$9,746,246
Zodiac SA	150,000	9,708,397
TOTAL FRANCE		110,739,665
Germany - 10.6%
Deutz AG (a)(d)	1,836,700	16,823,399
Fluxx AG (a)(d)	200,000	2,636,848
Grenkeleasing AG	3,024	230,821
Lanxess AG (a)	255,000	10,430,187
MG Technologies AG (d)	699,100	13,230,293
MLP AG	229,400	5,629,268
MPC Muenchmeyer Petersen Capital AG (d)	95,957	8,062,872
MTU Aero Engines Holding AG	119,850	4,348,764
Pfleiderer AG	233,312	7,038,102
Q-Cells AG	56,900	5,251,284
SolarWorld AG	57,600	17,949,747
Techem AG	426,400	19,103,228
United Internet AG	131,400	8,620,602
Wacker Chemie AG	90,200	11,835,286
Wincor Nixdorf AG	110,900	15,950,536
TOTAL GERMANY		147,141,237
Hong Kong - 1.1%
Guangzhou Investment Co. Ltd.	17,376,000	3,473,721
Hanny Holdings Ltd.	3,088,018	1,891,851
PYI Corp. Ltd.	15,387,508	6,350,847
SIM Technology Group	7,242,000	3,362,594
TOTAL HONG KONG		15,079,013
Italy - 0.8%
Banca Italease Spa (d)	190,000	11,568,573
Japan - 38.9%
Access Co. Ltd. (a)	1,233	11,044,215
Air Water, Inc. (d)	941,000	9,626,916
Alpen Co. Ltd.	140,000	5,692,207
ARRK Corp.	128,000	4,597,322
Asahi Glass Co. Ltd. (d)	480,000	6,777,958
Asics Corp.	470,000	5,732,865
Asset Managers Co. Ltd. (d)	3,916	11,451,399
Atrium Co. Ltd.	50,000	5,181,120
Chiyoda Corp.	186,000	4,181,427
Credit Saison Co. Ltd.	135,200	7,087,983
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Daiei, Inc. (a)(d)	255,000	$7,613,612
Dainippon Screen Manufacturing Co. Ltd. (d)	533,000	5,569,879
Diamond Lease Co. Ltd. (d)	33,000	1,767,728
Don Quijote Co. Ltd. (d)	96,200	8,202,872
EDION Corp. (d)	439,800	10,640,167
Elpida Memory, Inc. (a)(d)	133,000	6,096,685
Fujikura Ltd.	675,000	7,806,586
Furukawa Co. Ltd. (a)(d)	1,000,000	2,555,434
Furukawa Electric Co. Ltd. (a)	866,000	6,912,791
Haseko Corp. (a)(d)	1,500,000	5,690,450
Hisamitsu Pharmaceutical Co., Inc.	300,000	9,246,982
Hitachi Construction Machinery Co. Ltd.	200,000	5,462,130
Hitachi Metals Ltd.	708,000	7,908,461
Hokuhoku Financial Group, Inc.	2,081,000	8,479,333
Ichiyoshi Securities Co. Ltd. (d)	384,900	7,047,346
Intelligence Ltd.	2,143	6,341,963
Intelligent Wave, Inc. (d)	3,737	9,484,022
Izumiya Co. Ltd. (d)	492,000	4,653,208
Japan Asia Investment Co. Ltd.	2,000	15,473
Japan General Estate Co. Ltd.	446,500	8,371,263
Japan Steel Works Ltd. (d)	700,000	4,905,379
JGC Corp.	1,063,000	18,622,920
Joint Corp.	315,000	10,345,555
Kanto Tsukuba Bank Ltd. (a)(d)	453,000	7,427,012
Kenedix, Inc.	2,000	10,309,550
KK daVinci Advisors (a)(d)	14,621	16,306,187
Konaka Co. Ltd.	250,000	5,301,866
Kyushu-Shinwa Holdings, Inc. (a)(d)	1,255,000	2,700,110
Leopalace21 Corp.	100,000	3,899,012
Meiko Electronics Co. Ltd.	95,000	7,257,959
Meisei Industrial Co. Ltd. (a)	683,000	4,978,178
Miraial Co. Ltd.	56,200	5,305,379
Mitsubishi Logistics Corp.	300,000	4,573,436
Mitsui Engineering & Shipbuilding Co.	1,599,000	5,111,183
Nabtesco Corp.	607,000	7,691,776
NEOMAX Co. Ltd. (d)	114,000	3,273,590
NGK Insulators Ltd.	400,000	5,729,089
NGK Spark Plug Co. Ltd.	199,000	4,368,826
Nifco, Inc. (d)	125,000	2,590,560
Nippon Electric Glass Co. Ltd.	188,000	4,242,898
Nissan Chemical Industries Co. Ltd.	280,000	4,745,554
Nisshin Fudosan Co. Ltd. (d)	119,900	1,756,252
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
OMC Card, Inc.	855,500	$13,545,261
Organo Corp.	460,000	4,508,101
ORIX Corp.	38,110	11,445,550
OSG Corp.	90,600	1,921,396
Pal Co. Ltd. (d)	40,000	2,933,041
Promise Co. Ltd.	86,250	5,317,014
Ryohin Keikaku Co. Ltd.	95,200	8,543,965
Sankyo Seiki Manufacturing Co. Ltd.	327,000	4,005,840
Sojitz Corp. (a)(d)	500,000	3,192,097
Sugi Pharmacy Co. Ltd.	197,000	4,619,012
Sumco Corp.	228,600	13,670,832
Sumisho Lease Co. Ltd.	20,100	1,152,606
Sumitomo Titanium Corp. (d)	56,800	11,182,929
Sysmex Corp.	50,000	2,243,688
Take & Give Needs Co. Ltd. (a)	5,034	7,647,702
Teijin Ltd.	1,155,000	7,921,449
The Daimaru, Inc.	472,000	6,872,237
THK Co. Ltd.	149,000	4,867,443
Toho Tenax Co. Ltd. (a)(d)	1,305,000	12,136,071
Toho Titanium Co. Ltd. (d)	66,000	4,920,659
Tokai Carbon Co. Ltd.	500,000	3,113,063
Tokuyama Corp.	715,000	11,797,893
Tokyo Seimitsu Co. Ltd.	53,400	3,174,692
Tokyo Tomin Bank Ltd.	25,600	1,279,157
Tokyu Land Corp.	265,000	2,254,973
Toray Industries, Inc.	1,220,000	11,431,307
UFJ Central Leasing Co. Ltd.	39,800	2,474,503
Urban Corp. (d)	466,700	6,926,218
Valor Co. Ltd.	44,000	896,422
Venture Link Co. Ltd. (a)(d)	1,548,200	6,553,084
Yamada Denki Co. Ltd.	50,000	5,448,957
Yaskawa Electric Corp. (a)	231,000	2,841,985
Zeon Corp.	400,000	5,434,029
TOTAL JAPAN		538,955,244
Korea (South) - 5.4%
China Lotsynergy Holding Ltd. (a)	11,890,000	2,453,665
Daegu Bank Co. Ltd.	304,900	5,722,029
Daewoo Securities Co. Ltd. (a)	413,920	7,504,675
Daishin Securities Co. Ltd.	235,210	5,499,000
Hyundai Department Store Co. Ltd.	86,410	8,291,477
Hyundai Engineering & Construction Co. Ltd. (a)	100,000	6,223,826
Common Stocks - continued
	Shares	Value (Note 1)
Korea (South) - continued
Korea Investment Holdings Co. Ltd.	218,460	$9,357,776
LG Card Co. Ltd. (a)	113,800	6,093,306
NHN Corp. (a)	23,867	8,477,386
Samsung Securities Co. Ltd.	107,760	6,763,923
Shinhan Financial Group Co. Ltd.	156,130	7,780,429
TOTAL KOREA (SOUTH)		74,167,492
Luxembourg - 0.5%
Acergy SA (a)	434,600	7,062,250
Netherlands - 0.2%
Fugro NV (Certificaten Van Aandelen) unit	77,700	3,262,445
Norway - 2.2%
Deep Ocean ASA (a)(d)	522,500	1,840,087
Fred Olsen Energy ASA (a)	98,900	4,678,722
Petroleum Geo-Services ASA (a)(d)	216,550	12,194,951
ProSafe ASA	50,000	2,969,911
TANDBERG Television ASA (a)	400,000	8,049,596
TOTAL NORWAY		29,733,267
Singapore - 1.2%
GigaMedia Ltd. (a)	2,063,020	17,061,175
South Africa - 1.9%
African Bank Investments Ltd.	500,000	2,794,179
Anglogold Ashanti Ltd. sponsored ADR (d)	229,900	12,570,932
Steinhoff International Holdings Ltd.	2,821,000	11,180,778
TOTAL SOUTH AFRICA		26,545,889
Spain - 1.8%
Abengoa SA	200,000	6,240,121
Azucarera Ebro Agricolas SA	700,000	13,847,870
Banco Pastor SA	90,000	5,301,579
TOTAL SPAIN		25,389,570
Sweden - 3.2%
Bergman & Beving AB (B Shares)	300,000	6,359,992
Boliden AB (d)	545,000	11,072,569
HIQ International AB (d)	584,400	3,534,117
Lindex AB (a)	1,000,000	14,812,802
Modern Times Group AB (MTG) (B Shares) (a)	143,100	7,856,547
TOTAL SWEDEN		43,636,027
Common Stocks - continued
	Shares	Value (Note 1)
Switzerland - 0.7%
SEZ Holding AG (a)	200,000	$5,079,416
Sulzer AG (Reg.) (d)	6,000	5,060,066
TOTAL SWITZERLAND		10,139,482
Thailand - 0.4%
Krung Thai Bank Public Co. Ltd.	3,449,200	1,130,433
Siam City Bank PLC (For. Reg.)	6,816,200	4,322,557
TOTAL THAILAND		5,452,990
United Kingdom - 5.5%
AMEC PLC	1,054,600	7,568,291
CSR PLC (a)	194,246	4,282,957
EMI Group PLC	1,999,000	10,280,807
Expro International Group PLC	400,846	5,424,338
Hunting PLC	1,204,280	8,774,241
Meggitt PLC	2,634,431	16,167,289
Optos PLC	2,000,000	8,881,662
Renovo Group PLC	5,837,663	12,083,707
Xansa PLC	1,500,000	2,544,131
TOTAL UNITED KINGDOM		76,007,423
United States of America - 4.5%
Allegheny Technologies, Inc.	70,000	4,853,800
Allied Waste Industries, Inc. (a)	800,000	11,328,000
Hexcel Corp. (a)	612,700	13,534,543
RTI International Metals, Inc. (a)	53,300	3,205,462
Titanium Metals Corp. (a)(d)	414,800	29,720,417
TOTAL UNITED STATES OF AMERICA		62,642,222
TOTAL COMMON STOCKS (Cost $1,145,711,728)		1,355,689,558
Money Market Funds - 16.9%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 4.8% (b)	57,411,887	$57,411,887
Fidelity Securities Lending Cash Central Fund, 4.83% (b)(c)	176,482,087	176,482,087
TOTAL MONEY MARKET FUNDS (Cost $233,893,974)		233,893,974
TOTAL INVESTMENT PORTFOLIO - 114.8% (Cost $1,379,605,702)		1,589,583,532
NET OTHER ASSETS - (14.8)%		(204,615,946)
NET ASSETS - 100%		$1,384,967,586
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$576,679
Fidelity Securities Lending Cash Central Fund	770,742
Total	$1,347,421
Income Tax Information
At October 31, 2005, the fund had a capital loss carryforward of approximately $3,072,229 all of which will expire on October 31, 2013.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

April 30, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $170,005,450) - See accompanying schedule: Unaffiliated issuers (cost $1,145,711,728)	$1,355,689,558
Affiliated Central Funds (cost $233,893,974)	233,893,974
Total Investments (cost $1,379,605,702)		$1,589,583,532
Foreign currency held at value (cost $3,477,123)		3,533,510
Receivable for investments sold		38,767,460
Receivable for fund shares sold		13,534,016
Dividends receivable		2,147,065
Interest receivable		89,129
Prepaid expenses		22,523
Other affiliated receivables		1,087
Other receivables		686,313
Total assets		1,648,364,635

Liabilities
Payable for investments purchased	$84,772,234
Payable for fund shares redeemed	754,796
Accrued management fee	916,819
Distribution fees payable	32,000
Other affiliated payables	242,391
Other payables and accrued expenses	196,722
Collateral on securities loaned, at value	176,482,087
Total liabilities		263,397,049

Net Assets		$1,384,967,586
Net Assets consist of:
Paid in capital		$1,140,045,448
Undistributed net investment income		1,489,708
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		33,318,004
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		210,114,426
Net Assets		$1,384,967,586

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2006 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($32,427,009 ÷ 2,116,434 shares)	$15.32

Maximum offering price per share (100/94.25 of $15.32)	$16.25
Class T: Net Asset Value and redemption price per share ($21,520,840 ÷ 1,408,899 shares)	$15.27

Maximum offering price per share (100/96.50 of $15.27)	$15.82
Class B: Net Asset Value and offering price per share ($7,232,499 ÷ 475,248 shares)A	$15.22

Class C: Net Asset Value and offering price per share ($17,783,923 ÷ 1,168,600 shares)A	$15.22

International Small Cap Opportunities: Net Asset Value, offering price and redemption price per share ($1,286,718,274 ÷ 83,877,110 shares)	$15.34

Institutional Class: Net Asset Value, offering price and redemption price per share ($19,285,041 ÷ 1,257,382 shares)	$15.34

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Six months ended April 30, 2006 (Unaudited)

Investment Income
Dividends		$4,832,856
Interest		3,266
Income from affiliated Central Funds (including $770,742 from security lending)		1,347,421
		6,183,543
Less foreign taxes withheld		(420,276)
Total income		5,763,267

Expenses
Management fee	$3,283,284
Transfer agent fees	835,303
Distribution fees	107,042
Accounting and security lending fees	196,072
Independent trustees' compensation	1,093
Custodian fees and expenses	192,953
Registration fees	231,992
Audit	33,047
Legal	822
Miscellaneous	2,579
Total expenses before reductions	4,884,187
Expense reductions	(586,748)	4,297,439
Net investment income (loss)		1,465,828
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	36,888,818
Investment not meeting investment restrictions	35,982
Foreign currency transactions	(207,383)
Total net realized gain (loss)		36,717,417
Change in net unrealized appreciation (depreciation) on: Investment securities	208,779,811
Assets and liabilities in foreign currencies	139,595
Total change in net unrealized appreciation (depreciation)		208,919,406
Net gain (loss)		245,636,823
Net increase (decrease) in net assets resulting from operations		$247,102,651

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2006 (Unaudited)	August 2, 2005 (commencement of operations) to October 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,465,828	$25,230
Net realized gain (loss)	36,717,417	(3,306,632)
Change in net unrealized appreciation (depreciation)	208,919,406	1,195,020
Net increase (decrease) in net assets resulting from operations	247,102,651	(2,086,382)
Distributions to shareholders from net realized gain	(90,957)	-
Share transactions - net increase (decrease)	924,037,827	215,410,790
Redemption fees	461,578	132,079
Total increase (decrease) in net assets	1,171,511,099	213,456,487

Net Assets
Beginning of period	213,456,487	-
End of period (including undistributed net investment income of $1,489,708 and undistributed net investment income of $25,213, respectively)	$1,384,967,586	$213,456,487

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class A

	Six months ended April 30, 2006	Year ended October 31,
	(Unaudited)	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$10.41	$10.00
Income from Investment Operations
Net investment income (loss) E	.01	- I
Net realized and unrealized gain (loss)	4.89	.40 F
Total from investment operations	4.90	.40
Distributions from net realized gain	-I	-
Redemption fees added to paid in capital E	.01	.01
Net asset value, end of period	$15.32	$10.41
Total Return B, C, D	47.20%	4.10%
Ratios to Average Net Assets H
Expenses before reductions	1.59% A	2.67% A
Expenses net of fee waivers, if any	1.59% A	1.65% A
Expenses net of all reductions	1.44% A	1.54% A
Net investment income (loss)	.10% A	(.09)% A
Supplemental Data
Net assets, end of period (000 omitted)	$32,427	$5,533
Portfolio turnover rate	144% A	46%

AAnnualized

BTotal returns for periods of less than one year are not annualized.

CTotal returns would have been lower had certain expenses not been reduced during the periods shown.

DTotal returns do not include the effect of the sales charges.

ECalculated based on average shares outstanding during the period.

FThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

GFor the period August 2, 2005 (commencement of operations) to October 31, 2005.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

IAmount represents less than $.01 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class T

	Six months ended April 30, 2006	Year ended October 31,
	(Unaudited)	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$10.38	$10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	(.01)
Net realized and unrealized gain (loss)	4.89	.38 F
Total from investment operations	4.88	.37
Redemption fees added to paid in capital E	.01	.01
Net asset value, end of period	$15.27	$10.38
Total Return B, C, D	47.11%	3.80%
Ratios to Average Net Assets H
Expenses before reductions	1.84% A	2.92% A
Expenses net of fee waivers, if any	1.84% A	1.90% A
Expenses net of all reductions	1.68% A	1.78% A
Net investment income (loss)	(.15)% A	(.33)% A
Supplemental Data
Net assets, end of period (000 omitted)	$21,521	$2,704
Portfolio turnover rate	144% A	46%

AAnnualized

BTotal returns for periods of less than one year are not annualized.

CTotal returns would have been lower had certain expenses not been reduced during the periods shown.

DTotal returns do not include the effect of the sales charges.

ECalculated based on average shares outstanding during the period.

FThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

GFor the period August 2, 2005 (commencement of operations) to October 31, 2005.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class B

	Six months ended April 30, 2006	Year ended October 31,
	(Unaudited)	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$10.37	$10.00
Income from Investment Operations
Net investment income (loss) E	(.05)	(.02)
Net realized and unrealized gain (loss)	4.89	.38 F
Total from investment operations	4.84	.36
Redemption fees added to paid in capital E	.01	.01
Net asset value, end of period	$15.22	$10.37
Total Return B, C, D	46.77%	3.70%
Ratios to Average Net Assets H
Expenses before reductions	2.42% A	3.43% A
Expenses net of fee waivers, if any	2.40% A	2.40% A
Expenses net of all reductions	2.25% A	2.27% A
Net investment income (loss)	(.72)% A	(.82)% A
Supplemental Data
Net assets, end of period (000 omitted)	$7,232	$1,705
Portfolio turnover rate	144% A	46%

AAnnualized

BTotal returns for periods of less than one year are not annualized.

CTotal returns would have been lower had certain expenses not been reduced during the periods shown.

DTotal returns do not include the effect of the contingent deferred sales charge.

ECalculated based on average shares outstanding during the period.

FThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

GFor the period August 2, 2005 (commencement of operations) to October 31, 2005.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class C

	Six months ended April 30, 2006	Year ended October 31,
	(Unaudited)	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$10.37	$10.00
Income from Investment Operations
Net investment income (loss) E	(.04)	(.02)
Net realized and unrealized gain (loss)	4.88	.38 F
Total from investment operations	4.84	.36
Redemption fees added to paid in capital E	.01	.01
Net asset value, end of period	$15.22	$10.37
Total Return B, C, D	46.77%	3.70%
Ratios to Average Net Assets H
Expenses before reductions	2.36% A	3.32% A
Expenses net of fee waivers, if any	2.36% A	2.40% A
Expenses net of all reductions	2.20% A	2.29% A
Net investment income (loss)	(.67)% A	(.84)% A
Supplemental Data
Net assets, end of period (000 omitted)	$17,784	$3,317
Portfolio turnover rate	144% A	46%

AAnnualized

BTotal returns for periods of less than one year are not annualized.

CTotal returns would have been lower had certain expenses not been reduced during the periods shown.

DTotal returns do not include the effect of the contingent deferred sales charge.

ECalculated based on average shares outstanding during the period.

FThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

GFor the period August 2, 2005 (commencement of operations) to October 31, 2005.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

	Six months ended April 30, 2006	Year ended October 31,
	(Unaudited)	2005 F
Selected Per-Share Data
Net asset value, beginning of period	$10.40	$10.00
Income from Investment Operations
Net investment income (loss)D	.03	- H
Net realized and unrealized gain (loss)	4.90	.39 E
Total from investment operations	4.93	.39
Distributions from net realized gain	-H	-
Redemption fees added to paid in capital D	.01	.01
Net asset value, end of period	$15.34	$10.40
Total Return B, C	47.54%	4.00%
Ratios to Average Net Assets G
Expenses before reductions	1.22% A	2.25% A
Expenses net of fee waivers, if any	1.22% A	1.40% A
Expenses net of all reductions	1.07% A	1.29% A
Net investment income (loss)	.47% A	.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$19,285	$2,849
Portfolio turnover rate	144% A	46%

AAnnualized

BTotal returns for periods of less than one year are not annualized.

CTotal returns would have been lower had certain expenses not been reduced during the periods shown.

DCalculated based on average shares outstanding during the period.

EThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

FFor the period August 2, 2005 (commencement of operations) to October 31, 2005.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

HAmount represents less than $.01 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - International Small Cap Opportunities

	Six months ended April 30, 2006	Year ended October 31,
	(Unaudited)	2005 F
Selected Per-Share Data
Net asset value, beginning of period	$10.40	$10.00
Income from Investment Operations
Net investment income (loss) D	.03	- H
Net realized and unrealized gain (loss)	4.90	.39 E
Total from investment operations	4.93	.39
Distributions from net realized gain	-H	-
Redemption fees added to paid in capital D	.01	.01
Net asset value, end of period	$15.34	$10.40
Total Return B, C	47.54%	4.00%
Ratios to Average Net Assets G
Expenses before reductions	1.27% A	2.25% A
Expenses net of fee waivers, if any	1.27% A	1.40% A
Expenses net of all reductions	1.11% A	1.31% A
Net investment income (loss)	.42% A	.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$1,286,718	$197,349
Portfolio turnover rate	144% A	46%

AAnnualized

BTotal returns for periods of less than one year are not annualized.

CTotal returns would have been lower had certain expenses not been reduced during the periods shown.

DCalculated based on average shares outstanding during the period.

EThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

FFor the period August 2, 2005 (commencement of operations) to October 31, 2005.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

HAmount represents less than $.01 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended April 30, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity International Small Cap Opportunities Fund (the fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, International Small Cap Opportunities and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

1. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$232,601,339
Unrealized depreciation	(23,448,893)
Net unrealized appreciation (depreciation)	$209,152,446
Cost for federal income tax purposes	$1,380,431,086

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a redemption fee equal to 2.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,433,629,476 and $538,440,813, respectively.

The fund realized a gain on the sale of an investment not meeting the investment restrictions of the fund.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the investment performance of the International Small Cap Opportunities class as compared to an appropriate benchmark index. The fund's performance adjustment will not take effect until August 2006. Subsequent months will be added until the performance period includes 36 months. For the period, the total annualized management fee rate was ..87% of the fund's average net assets.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$19,991	$1,891
Class T	.25%	.25%	24,356	5,194
Class B	.75%	.25%	19,980	16,296
Class C	.75%	.25%	42,715	37,285
			$107,042	$60,666

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$55,970
Class T	10,067
Class B*	1,478
Class C*	455
$67,970

*When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund, except for International Small Cap Opportunities. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for International Small Cap Opportunities shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets
Class A	$23,247	.29*
Class T	13,991	.29*
Class B	7,360	.37*
Class C	12,941	.30*
International Small Cap Opportunities	769,405	.22*
Institutional Class	8,359	.17*
	$835,303

* Annualized

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,889 for the period.

Semiannual Report

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $199 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following class was in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class B	2.40%	$413

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $586,335 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2006	Year ended October 31, 2005
From net realized gain
Class A	$2,067	$-
International Small Cap Opportunities	87,898	-
Institutional Class	992	-
Total	$90,957	$-

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2006	Year ended October 31, 2005 A	Six months ended April 30, 2006	Year ended October 31, 2005 A
Class A
Shares sold	1,638,678	533,911	$22,157,859	$5,543,122
Reinvestment of distributions	162	-	1,916	-
Shares redeemed	(54,015)	(2,302)	(726,385)	(24,252)
Net increase (decrease)	1,584,825	531,609	$21,433,390	$5,518,870
Class T
Shares sold	1,158,045	262,396	$15,649,175	$2,707,886
Shares redeemed	(9,581)	(1,961)	(129,336)	(19,686)
Net increase (decrease)	1,148,464	260,435	$15,519,839	$2,688,200
Class B
Shares sold	332,078	169,923	$4,448,783	$1,745,697
Shares redeemed	(21,168)	(5,585)	(291,516)	(57,751)
Net increase (decrease)	310,910	164,338	$4,157,267	$1,687,946
Class C
Shares sold	856,991	322,125	$11,676,554	$3,329,826
Shares redeemed	(8,143)	(2,373)	(116,183)	(24,472)
Net increase (decrease)	848,848	319,752	$11,560,371	$3,305,354
International Small Cap Opportunities
Shares sold	70,832,543	19,620,455	$938,098,273	$205,992,728
Reinvestment of distributions	6,974	-	82,435	-
Shares redeemed	(5,936,304)	(646,558)	(80,212,069)	(6,587,124)
Net increase (decrease)	64,903,213	18,973,897	$857,968,639	$199,405,604
Institutional Class
Shares sold	995,115	274,003	$13,557,660	2,804,816
Reinvestment of distributions	83	-	980	-
Shares redeemed	(11,819)	-	(160,319)	-
Net increase (decrease)	983,379	274,003	$13,398,321	$2,804,816

AFor the period August 2, 2005 (commencement of operations) to October 31, 2005.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity International Small Cap Opportunities Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund's management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund's assets; (iii) the nature or level of services provided under the fund's management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund's management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund's portfolio manager would not change, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Agreement is fair and reasonable, and that the fund's Agreement should be approved.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

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875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Semiannual Report

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Missouri

8885 Ladue Road
Ladue, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Highway 35
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance1-800-544-6666

Product Information1-800-544-6666

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(8 a.m. - 9 p.m.)

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for the deaf and hearing impaired
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(automated graphic)   Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

ILS-USAN-0606
1.815077.100

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

International Small Cap Opportunities

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2006

(2_fidelity_logos) (Registered_Trademark)

Class A, Class T, Class B
and Class C are classes of
Fidelity® International
Small Cap Opportunities Fund

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time-tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d.
Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2005 to April 30, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2005	Ending Account Value April 30, 2006	Expenses Paid During Period* November 1, 2005 to April 30, 2006
Class A
Actual	$1,000.00	$1,472.00	$9.75
HypotheticalA	$1,000.00	$1,016.91	$7.95
Class T
Actual	$1,000.00	$1,471.10	$11.27
HypotheticalA	$1,000.00	$1,015.67	$9.20
Class B
Actual	$1,000.00	$1,467.70	$14.68
HypotheticalA	$1,000.00	$1,012.89	$11.98
Class C
Actual	$1,000.00	$1,467.70	$14.44
HypotheticalA	$1,000.00	$1,013.09	$11.78
International Small Cap Opportunities
Actual	$1,000.00	$1,475.40	$7.79
HypotheticalA	$1,000.00	$1,018.50	$6.36
Institutional Class
Actual	$1,000.00	$1,475.40	$7.49
HypotheticalA	$1,000.00	$1,018.74	$6.11

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.59%
Class T	1.84%
Class B	2.40%
Class C	2.36%
International Small Cap Opportunities	1.27%
Institutional Class	1.22%

Semiannual Report

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2006
Japan38.9%
Germany10.6%
France8.0%
United States of America6.6%
United Kingdom5.5%
Korea (South)5.4%
Australia4.1%
Sweden3.2%
Norway2.2%
Other15.5%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2005
Japan35.3%
France8.9%
Korea (South)8.1%
United Kingdom7.3%
United States of America7.3%
Germany6.7%
Australia5.7%
Norway3.1%
Finland3.1%
Other14.5%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.9	100.6
Short-Term Investments and Net Other Assets	2.1	(0.6)
Top Ten Stocks as of April 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Titanium Metals Corp. (United States of America, Metals & Mining)	2.1	1.4
Neopost SA (France, Office Electronics)	1.4	2.0
Silicon On Insulator Technologies SA (SOITEC) (France, Semiconductors & Semiconductor Equipment)	1.4	1.0
Techem AG (Germany, Commercial Services & Supplies)	1.4	0.5
JGC Corp. (Japan, Construction & Engineering)	1.3	1.1
SolarWorld AG (Germany, Electrical Equipment)	1.3	1.3
GigaMedia Ltd. (Singapore, Internet Software & Services)	1.2	0.0
Alstom SA (France, Electrical Equipment)	1.2	1.7
Deutz AG (Germany, Machinery)	1.2	0.0
KK daVinci Advisors (Japan, Real Estate)	1.2	0.0
	13.7
Market Sectors as of April 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	28.1	26.5
Information Technology	16.6	12.1
Materials	16.1	12.4
Financials	15.6	12.0
Consumer Discretionary	11.2	17.0
Energy	4.7	10.5
Health Care	3.2	3.8
Consumer Staples	2.4	5.9
Telecommunication Services	0.0	0.4

Semiannual Report

Investments April 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value (Note 1)
Australia - 4.1%
Coates Hire Ltd.	1,015,059	$4,749,912
CSL Ltd.	266,300	11,672,410
Downer EDI Ltd.	2,014,438	13,282,725
Dyno Nobel Ltd.	6,209,400	12,358,463
PMP Ltd. (a)	1,422,610	1,588,608
United Group Ltd.	500,000	5,017,488
Zinifex Ltd.	950,000	7,469,259
TOTAL AUSTRALIA		56,138,865
Austria - 1.0%
Andritz AG	76,474	13,409,266
Bermuda - 1.3%
Aquarius Platinum Ltd.:
(Australia)	316,310	4,550,996
(United Kingdom)	552,600	8,132,980
SeaDrill Ltd. (a)(d)	344,900	5,849,273
TOTAL BERMUDA		18,533,249
Cayman Islands - 1.3%
Kingboard Chemical Holdings Ltd.	3,599,000	9,492,674
Suntech Power Holdings Co. Ltd. sponsored ADR	251,600	8,627,364
TOTAL CAYMAN ISLANDS		18,120,038
China - 1.2%
Advanced Semiconductor Manufacturing Corp. Ltd. (H Shares)	1,686,000	419,690
China Techfaith Wireless Communication Technology Ltd. sponsored ADR (d)	488,600	6,649,846
Global Bio-Chem Technology Group Co. Ltd.	16,723,300	8,735,553
TOTAL CHINA		15,805,089
Finland - 2.1%
KCI Konecranes Oyj	734,000	13,603,691
Metso Corp.	389,900	15,495,396
TOTAL FINLAND		29,099,087
France - 8.0%
Alstom SA (a)	187,662	16,999,638
ALTEN (a)	282,691	10,699,713
Compagnie Generale de Geophysique SA (a)(d)	82,902	13,398,403
Ingenico SA	195,700	4,449,226
Legrand SA	217,300	6,360,432
Neopost SA	178,400	20,178,275
Silicon On Insulator Technologies SA (SOITEC) (a)	588,235	19,199,335
Common Stocks - continued
	Shares	Value (Note 1)
France - continued
Vallourec SA	7,500	$9,746,246
Zodiac SA	150,000	9,708,397
TOTAL FRANCE		110,739,665
Germany - 10.6%
Deutz AG (a)(d)	1,836,700	16,823,399
Fluxx AG (a)(d)	200,000	2,636,848
Grenkeleasing AG	3,024	230,821
Lanxess AG (a)	255,000	10,430,187
MG Technologies AG (d)	699,100	13,230,293
MLP AG	229,400	5,629,268
MPC Muenchmeyer Petersen Capital AG (d)	95,957	8,062,872
MTU Aero Engines Holding AG	119,850	4,348,764
Pfleiderer AG	233,312	7,038,102
Q-Cells AG	56,900	5,251,284
SolarWorld AG	57,600	17,949,747
Techem AG	426,400	19,103,228
United Internet AG	131,400	8,620,602
Wacker Chemie AG	90,200	11,835,286
Wincor Nixdorf AG	110,900	15,950,536
TOTAL GERMANY		147,141,237
Hong Kong - 1.1%
Guangzhou Investment Co. Ltd.	17,376,000	3,473,721
Hanny Holdings Ltd.	3,088,018	1,891,851
PYI Corp. Ltd.	15,387,508	6,350,847
SIM Technology Group	7,242,000	3,362,594
TOTAL HONG KONG		15,079,013
Italy - 0.8%
Banca Italease Spa (d)	190,000	11,568,573
Japan - 38.9%
Access Co. Ltd. (a)	1,233	11,044,215
Air Water, Inc. (d)	941,000	9,626,916
Alpen Co. Ltd.	140,000	5,692,207
ARRK Corp.	128,000	4,597,322
Asahi Glass Co. Ltd. (d)	480,000	6,777,958
Asics Corp.	470,000	5,732,865
Asset Managers Co. Ltd. (d)	3,916	11,451,399
Atrium Co. Ltd.	50,000	5,181,120
Chiyoda Corp.	186,000	4,181,427
Credit Saison Co. Ltd.	135,200	7,087,983
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Daiei, Inc. (a)(d)	255,000	$7,613,612
Dainippon Screen Manufacturing Co. Ltd. (d)	533,000	5,569,879
Diamond Lease Co. Ltd. (d)	33,000	1,767,728
Don Quijote Co. Ltd. (d)	96,200	8,202,872
EDION Corp. (d)	439,800	10,640,167
Elpida Memory, Inc. (a)(d)	133,000	6,096,685
Fujikura Ltd.	675,000	7,806,586
Furukawa Co. Ltd. (a)(d)	1,000,000	2,555,434
Furukawa Electric Co. Ltd. (a)	866,000	6,912,791
Haseko Corp. (a)(d)	1,500,000	5,690,450
Hisamitsu Pharmaceutical Co., Inc.	300,000	9,246,982
Hitachi Construction Machinery Co. Ltd.	200,000	5,462,130
Hitachi Metals Ltd.	708,000	7,908,461
Hokuhoku Financial Group, Inc.	2,081,000	8,479,333
Ichiyoshi Securities Co. Ltd. (d)	384,900	7,047,346
Intelligence Ltd.	2,143	6,341,963
Intelligent Wave, Inc. (d)	3,737	9,484,022
Izumiya Co. Ltd. (d)	492,000	4,653,208
Japan Asia Investment Co. Ltd.	2,000	15,473
Japan General Estate Co. Ltd.	446,500	8,371,263
Japan Steel Works Ltd. (d)	700,000	4,905,379
JGC Corp.	1,063,000	18,622,920
Joint Corp.	315,000	10,345,555
Kanto Tsukuba Bank Ltd. (a)(d)	453,000	7,427,012
Kenedix, Inc.	2,000	10,309,550
KK daVinci Advisors (a)(d)	14,621	16,306,187
Konaka Co. Ltd.	250,000	5,301,866
Kyushu-Shinwa Holdings, Inc. (a)(d)	1,255,000	2,700,110
Leopalace21 Corp.	100,000	3,899,012
Meiko Electronics Co. Ltd.	95,000	7,257,959
Meisei Industrial Co. Ltd. (a)	683,000	4,978,178
Miraial Co. Ltd.	56,200	5,305,379
Mitsubishi Logistics Corp.	300,000	4,573,436
Mitsui Engineering & Shipbuilding Co.	1,599,000	5,111,183
Nabtesco Corp.	607,000	7,691,776
NEOMAX Co. Ltd. (d)	114,000	3,273,590
NGK Insulators Ltd.	400,000	5,729,089
NGK Spark Plug Co. Ltd.	199,000	4,368,826
Nifco, Inc. (d)	125,000	2,590,560
Nippon Electric Glass Co. Ltd.	188,000	4,242,898
Nissan Chemical Industries Co. Ltd.	280,000	4,745,554
Nisshin Fudosan Co. Ltd. (d)	119,900	1,756,252
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
OMC Card, Inc.	855,500	$13,545,261
Organo Corp.	460,000	4,508,101
ORIX Corp.	38,110	11,445,550
OSG Corp.	90,600	1,921,396
Pal Co. Ltd. (d)	40,000	2,933,041
Promise Co. Ltd.	86,250	5,317,014
Ryohin Keikaku Co. Ltd.	95,200	8,543,965
Sankyo Seiki Manufacturing Co. Ltd.	327,000	4,005,840
Sojitz Corp. (a)(d)	500,000	3,192,097
Sugi Pharmacy Co. Ltd.	197,000	4,619,012
Sumco Corp.	228,600	13,670,832
Sumisho Lease Co. Ltd.	20,100	1,152,606
Sumitomo Titanium Corp. (d)	56,800	11,182,929
Sysmex Corp.	50,000	2,243,688
Take & Give Needs Co. Ltd. (a)	5,034	7,647,702
Teijin Ltd.	1,155,000	7,921,449
The Daimaru, Inc.	472,000	6,872,237
THK Co. Ltd.	149,000	4,867,443
Toho Tenax Co. Ltd. (a)(d)	1,305,000	12,136,071
Toho Titanium Co. Ltd. (d)	66,000	4,920,659
Tokai Carbon Co. Ltd.	500,000	3,113,063
Tokuyama Corp.	715,000	11,797,893
Tokyo Seimitsu Co. Ltd.	53,400	3,174,692
Tokyo Tomin Bank Ltd.	25,600	1,279,157
Tokyu Land Corp.	265,000	2,254,973
Toray Industries, Inc.	1,220,000	11,431,307
UFJ Central Leasing Co. Ltd.	39,800	2,474,503
Urban Corp. (d)	466,700	6,926,218
Valor Co. Ltd.	44,000	896,422
Venture Link Co. Ltd. (a)(d)	1,548,200	6,553,084
Yamada Denki Co. Ltd.	50,000	5,448,957
Yaskawa Electric Corp. (a)	231,000	2,841,985
Zeon Corp.	400,000	5,434,029
TOTAL JAPAN		538,955,244
Korea (South) - 5.4%
China Lotsynergy Holding Ltd. (a)	11,890,000	2,453,665
Daegu Bank Co. Ltd.	304,900	5,722,029
Daewoo Securities Co. Ltd. (a)	413,920	7,504,675
Daishin Securities Co. Ltd.	235,210	5,499,000
Hyundai Department Store Co. Ltd.	86,410	8,291,477
Hyundai Engineering & Construction Co. Ltd. (a)	100,000	6,223,826
Common Stocks - continued
	Shares	Value (Note 1)
Korea (South) - continued
Korea Investment Holdings Co. Ltd.	218,460	$9,357,776
LG Card Co. Ltd. (a)	113,800	6,093,306
NHN Corp. (a)	23,867	8,477,386
Samsung Securities Co. Ltd.	107,760	6,763,923
Shinhan Financial Group Co. Ltd.	156,130	7,780,429
TOTAL KOREA (SOUTH)		74,167,492
Luxembourg - 0.5%
Acergy SA (a)	434,600	7,062,250
Netherlands - 0.2%
Fugro NV (Certificaten Van Aandelen) unit	77,700	3,262,445
Norway - 2.2%
Deep Ocean ASA (a)(d)	522,500	1,840,087
Fred Olsen Energy ASA (a)	98,900	4,678,722
Petroleum Geo-Services ASA (a)(d)	216,550	12,194,951
ProSafe ASA	50,000	2,969,911
TANDBERG Television ASA (a)	400,000	8,049,596
TOTAL NORWAY		29,733,267
Singapore - 1.2%
GigaMedia Ltd. (a)	2,063,020	17,061,175
South Africa - 1.9%
African Bank Investments Ltd.	500,000	2,794,179
Anglogold Ashanti Ltd. sponsored ADR (d)	229,900	12,570,932
Steinhoff International Holdings Ltd.	2,821,000	11,180,778
TOTAL SOUTH AFRICA		26,545,889
Spain - 1.8%
Abengoa SA	200,000	6,240,121
Azucarera Ebro Agricolas SA	700,000	13,847,870
Banco Pastor SA	90,000	5,301,579
TOTAL SPAIN		25,389,570
Sweden - 3.2%
Bergman & Beving AB (B Shares)	300,000	6,359,992
Boliden AB (d)	545,000	11,072,569
HIQ International AB (d)	584,400	3,534,117
Lindex AB (a)	1,000,000	14,812,802
Modern Times Group AB (MTG) (B Shares) (a)	143,100	7,856,547
TOTAL SWEDEN		43,636,027
Common Stocks - continued
	Shares	Value (Note 1)
Switzerland - 0.7%
SEZ Holding AG (a)	200,000	$5,079,416
Sulzer AG (Reg.) (d)	6,000	5,060,066
TOTAL SWITZERLAND		10,139,482
Thailand - 0.4%
Krung Thai Bank Public Co. Ltd.	3,449,200	1,130,433
Siam City Bank PLC (For. Reg.)	6,816,200	4,322,557
TOTAL THAILAND		5,452,990
United Kingdom - 5.5%
AMEC PLC	1,054,600	7,568,291
CSR PLC (a)	194,246	4,282,957
EMI Group PLC	1,999,000	10,280,807
Expro International Group PLC	400,846	5,424,338
Hunting PLC	1,204,280	8,774,241
Meggitt PLC	2,634,431	16,167,289
Optos PLC	2,000,000	8,881,662
Renovo Group PLC	5,837,663	12,083,707
Xansa PLC	1,500,000	2,544,131
TOTAL UNITED KINGDOM		76,007,423
United States of America - 4.5%
Allegheny Technologies, Inc.	70,000	4,853,800
Allied Waste Industries, Inc. (a)	800,000	11,328,000
Hexcel Corp. (a)	612,700	13,534,543
RTI International Metals, Inc. (a)	53,300	3,205,462
Titanium Metals Corp. (a)(d)	414,800	29,720,417
TOTAL UNITED STATES OF AMERICA		62,642,222
TOTAL COMMON STOCKS (Cost $1,145,711,728)		1,355,689,558
Money Market Funds - 16.9%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 4.8% (b)	57,411,887	$57,411,887
Fidelity Securities Lending Cash Central Fund, 4.83% (b)(c)	176,482,087	176,482,087
TOTAL MONEY MARKET FUNDS (Cost $233,893,974)		233,893,974
TOTAL INVESTMENT PORTFOLIO - 114.8% (Cost $1,379,605,702)		1,589,583,532
NET OTHER ASSETS - (14.8)%		(204,615,946)
NET ASSETS - 100%		$1,384,967,586
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$576,679
Fidelity Securities Lending Cash Central Fund	770,742
Total	$1,347,421
Income Tax Information
At October 31, 2005, the fund had a capital loss carryforward of approximately $3,072,229 all of which will expire on October 31, 2013.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

April 30, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $170,005,450) - See accompanying schedule: Unaffiliated issuers (cost $1,145,711,728)	$1,355,689,558
Affiliated Central Funds (cost $233,893,974)	233,893,974
Total Investments (cost $1,379,605,702)		$1,589,583,532
Foreign currency held at value (cost $3,477,123)		3,533,510
Receivable for investments sold		38,767,460
Receivable for fund shares sold		13,534,016
Dividends receivable		2,147,065
Interest receivable		89,129
Prepaid expenses		22,523
Other affiliated receivables		1,087
Other receivables		686,313
Total assets		1,648,364,635

Liabilities
Payable for investments purchased	$84,772,234
Payable for fund shares redeemed	754,796
Accrued management fee	916,819
Distribution fees payable	32,000
Other affiliated payables	242,391
Other payables and accrued expenses	196,722
Collateral on securities loaned, at value	176,482,087
Total liabilities		263,397,049

Net Assets		$1,384,967,586
Net Assets consist of:
Paid in capital		$1,140,045,448
Undistributed net investment income		1,489,708
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		33,318,004
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		210,114,426
Net Assets		$1,384,967,586

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2006 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($32,427,009 ÷ 2,116,434 shares)	$15.32

Maximum offering price per share (100/94.25 of $15.32)	$16.25
Class T: Net Asset Value and redemption price per share ($21,520,840 ÷ 1,408,899 shares)	$15.27

Maximum offering price per share (100/96.50 of $15.27)	$15.82
Class B: Net Asset Value and offering price per share ($7,232,499 ÷ 475,248 shares)A	$15.22

Class C: Net Asset Value and offering price per share ($17,783,923 ÷ 1,168,600 shares)A	$15.22

International Small Cap Opportunities: Net Asset Value, offering price and redemption price per share ($1,286,718,274 ÷ 83,877,110 shares)	$15.34

Institutional Class: Net Asset Value, offering price and redemption price per share ($19,285,041 ÷ 1,257,382 shares)	$15.34

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Six months ended April 30, 2006 (Unaudited)

Investment Income
Dividends		$4,832,856
Interest		3,266
Income from affiliated Central Funds (including $770,742 from security lending)		1,347,421
		6,183,543
Less foreign taxes withheld		(420,276)
Total income		5,763,267

Expenses
Management fee	$3,283,284
Transfer agent fees	835,303
Distribution fees	107,042
Accounting and security lending fees	196,072
Independent trustees' compensation	1,093
Custodian fees and expenses	192,953
Registration fees	231,992
Audit	33,047
Legal	822
Miscellaneous	2,579
Total expenses before reductions	4,884,187
Expense reductions	(586,748)	4,297,439
Net investment income (loss)		1,465,828
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	36,888,818
Investment not meeting investment restrictions	35,982
Foreign currency transactions	(207,383)
Total net realized gain (loss)		36,717,417
Change in net unrealized appreciation (depreciation) on: Investment securities	208,779,811
Assets and liabilities in foreign currencies	139,595
Total change in net unrealized appreciation (depreciation)		208,919,406
Net gain (loss)		245,636,823
Net increase (decrease) in net assets resulting from operations		$247,102,651

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2006 (Unaudited)	August 2, 2005 (commencement of operations) to October 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,465,828	$25,230
Net realized gain (loss)	36,717,417	(3,306,632)
Change in net unrealized appreciation (depreciation)	208,919,406	1,195,020
Net increase (decrease) in net assets resulting from operations	247,102,651	(2,086,382)
Distributions to shareholders from net realized gain	(90,957)	-
Share transactions - net increase (decrease)	924,037,827	215,410,790
Redemption fees	461,578	132,079
Total increase (decrease) in net assets	1,171,511,099	213,456,487

Net Assets
Beginning of period	213,456,487	-
End of period (including undistributed net investment income of $1,489,708 and undistributed net investment income of $25,213, respectively)	$1,384,967,586	$213,456,487

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class A

	Six months ended April 30, 2006	Year ended October 31,
	(Unaudited)	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$10.41	$10.00
Income from Investment Operations
Net investment income (loss) E	.01	- I
Net realized and unrealized gain (loss)	4.89	.40 F
Total from investment operations	4.90	.40
Distributions from net realized gain	-I	-
Redemption fees added to paid in capital E	.01	.01
Net asset value, end of period	$15.32	$10.41
Total Return B, C, D	47.20%	4.10%
Ratios to Average Net Assets H
Expenses before reductions	1.59% A	2.67% A
Expenses net of fee waivers, if any	1.59% A	1.65% A
Expenses net of all reductions	1.44% A	1.54% A
Net investment income (loss)	.10% A	(.09)% A
Supplemental Data
Net assets, end of period (000 omitted)	$32,427	$5,533
Portfolio turnover rate	144% A	46%

AAnnualized

BTotal returns for periods of less than one year are not annualized.

CTotal returns would have been lower had certain expenses not been reduced during the periods shown.

DTotal returns do not include the effect of the sales charges.

ECalculated based on average shares outstanding during the period.

FThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

GFor the period August 2, 2005 (commencement of operations) to October 31, 2005.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

IAmount represents less than $.01 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class T

	Six months ended April 30, 2006	Year ended October 31,
	(Unaudited)	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$10.38	$10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	(.01)
Net realized and unrealized gain (loss)	4.89	.38 F
Total from investment operations	4.88	.37
Redemption fees added to paid in capital E	.01	.01
Net asset value, end of period	$15.27	$10.38
Total Return B, C, D	47.11%	3.80%
Ratios to Average Net Assets H
Expenses before reductions	1.84% A	2.92% A
Expenses net of fee waivers, if any	1.84% A	1.90% A
Expenses net of all reductions	1.68% A	1.78% A
Net investment income (loss)	(.15)% A	(.33)% A
Supplemental Data
Net assets, end of period (000 omitted)	$21,521	$2,704
Portfolio turnover rate	144% A	46%

AAnnualized

BTotal returns for periods of less than one year are not annualized.

CTotal returns would have been lower had certain expenses not been reduced during the periods shown.

DTotal returns do not include the effect of the sales charges.

ECalculated based on average shares outstanding during the period.

FThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

GFor the period August 2, 2005 (commencement of operations) to October 31, 2005.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class B

	Six months ended April 30, 2006	Year ended October 31,
	(Unaudited)	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$10.37	$10.00
Income from Investment Operations
Net investment income (loss) E	(.05)	(.02)
Net realized and unrealized gain (loss)	4.89	.38 F
Total from investment operations	4.84	.36
Redemption fees added to paid in capital E	.01	.01
Net asset value, end of period	$15.22	$10.37
Total Return B, C, D	46.77%	3.70%
Ratios to Average Net Assets H
Expenses before reductions	2.42% A	3.43% A
Expenses net of fee waivers, if any	2.40% A	2.40% A
Expenses net of all reductions	2.25% A	2.27% A
Net investment income (loss)	(.72)% A	(.82)% A
Supplemental Data
Net assets, end of period (000 omitted)	$7,232	$1,705
Portfolio turnover rate	144% A	46%

AAnnualized

BTotal returns for periods of less than one year are not annualized.

CTotal returns would have been lower had certain expenses not been reduced during the periods shown.

DTotal returns do not include the effect of the contingent deferred sales charge.

ECalculated based on average shares outstanding during the period.

FThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

GFor the period August 2, 2005 (commencement of operations) to October 31, 2005.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class C

	Six months ended April 30, 2006	Year ended October 31,
	(Unaudited)	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$10.37	$10.00
Income from Investment Operations
Net investment income (loss) E	(.04)	(.02)
Net realized and unrealized gain (loss)	4.88	.38 F
Total from investment operations	4.84	.36
Redemption fees added to paid in capital E	.01	.01
Net asset value, end of period	$15.22	$10.37
Total Return B, C, D	46.77%	3.70%
Ratios to Average Net Assets H
Expenses before reductions	2.36% A	3.32% A
Expenses net of fee waivers, if any	2.36% A	2.40% A
Expenses net of all reductions	2.20% A	2.29% A
Net investment income (loss)	(.67)% A	(.84)% A
Supplemental Data
Net assets, end of period (000 omitted)	$17,784	$3,317
Portfolio turnover rate	144% A	46%

AAnnualized

BTotal returns for periods of less than one year are not annualized.

CTotal returns would have been lower had certain expenses not been reduced during the periods shown.

DTotal returns do not include the effect of the contingent deferred sales charge.

ECalculated based on average shares outstanding during the period.

FThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

GFor the period August 2, 2005 (commencement of operations) to October 31, 2005.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

	Six months ended April 30, 2006	Year ended October 31,
	(Unaudited)	2005 F
Selected Per-Share Data
Net asset value, beginning of period	$10.40	$10.00
Income from Investment Operations
Net investment income (loss)D	.03	- H
Net realized and unrealized gain (loss)	4.90	.39 E
Total from investment operations	4.93	.39
Distributions from net realized gain	-H	-
Redemption fees added to paid in capital D	.01	.01
Net asset value, end of period	$15.34	$10.40
Total Return B, C	47.54%	4.00%
Ratios to Average Net Assets G
Expenses before reductions	1.22% A	2.25% A
Expenses net of fee waivers, if any	1.22% A	1.40% A
Expenses net of all reductions	1.07% A	1.29% A
Net investment income (loss)	.47% A	.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$19,285	$2,849
Portfolio turnover rate	144% A	46%

AAnnualized

BTotal returns for periods of less than one year are not annualized.

CTotal returns would have been lower had certain expenses not been reduced during the periods shown.

DCalculated based on average shares outstanding during the period.

EThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

FFor the period August 2, 2005 (commencement of operations) to October 31, 2005.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

HAmount represents less than $.01 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - International Small Cap Opportunities

	Six months ended April 30, 2006	Year ended October 31,
	(Unaudited)	2005 F
Selected Per-Share Data
Net asset value, beginning of period	$10.40	$10.00
Income from Investment Operations
Net investment income (loss) D	.03	- H
Net realized and unrealized gain (loss)	4.90	.39 E
Total from investment operations	4.93	.39
Distributions from net realized gain	-H	-
Redemption fees added to paid in capital D	.01	.01
Net asset value, end of period	$15.34	$10.40
Total Return B, C	47.54%	4.00%
Ratios to Average Net Assets G
Expenses before reductions	1.27% A	2.25% A
Expenses net of fee waivers, if any	1.27% A	1.40% A
Expenses net of all reductions	1.11% A	1.31% A
Net investment income (loss)	.42% A	.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$1,286,718	$197,349
Portfolio turnover rate	144% A	46%

AAnnualized

BTotal returns for periods of less than one year are not annualized.

CTotal returns would have been lower had certain expenses not been reduced during the periods shown.

DCalculated based on average shares outstanding during the period.

EThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

FFor the period August 2, 2005 (commencement of operations) to October 31, 2005.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

HAmount represents less than $.01 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended April 30, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity International Small Cap Opportunities Fund (the fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, International Small Cap Opportunities and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

1. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$232,601,339
Unrealized depreciation	(23,448,893)
Net unrealized appreciation (depreciation)	$209,152,446
Cost for federal income tax purposes	$1,380,431,086

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a redemption fee equal to 2.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,433,629,476 and $538,440,813, respectively.

The fund realized a gain on the sale of an investment not meeting the investment restrictions of the fund.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the investment performance of the International Small Cap Opportunities class as compared to an appropriate benchmark index. The fund's performance adjustment will not take effect until August 2006. Subsequent months will be added until the performance period includes 36 months. For the period, the total annualized management fee rate was ..87% of the fund's average net assets.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$19,991	$1,891
Class T	.25%	.25%	24,356	5,194
Class B	.75%	.25%	19,980	16,296
Class C	.75%	.25%	42,715	37,285
			$107,042	$60,666

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$55,970
Class T	10,067
Class B*	1,478
Class C*	455
$67,970

*When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund, except for International Small Cap Opportunities. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for International Small Cap Opportunities shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets
Class A	$23,247	.29*
Class T	13,991	.29*
Class B	7,360	.37*
Class C	12,941	.30*
International Small Cap Opportunities	769,405	.22*
Institutional Class	8,359	.17*
	$835,303

* Annualized

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,889 for the period.

Semiannual Report

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $199 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following class was in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class B	2.40%	$413

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $586,335 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2006	Year ended October 31, 2005
From net realized gain
Class A	$2,067	$-
International Small Cap Opportunities	87,898	-
Institutional Class	992	-
Total	$90,957	$-

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2006	Year ended October 31, 2005 A	Six months ended April 30, 2006	Year ended October 31, 2005 A
Class A
Shares sold	1,638,678	533,911	$22,157,859	$5,543,122
Reinvestment of distributions	162	-	1,916	-
Shares redeemed	(54,015)	(2,302)	(726,385)	(24,252)
Net increase (decrease)	1,584,825	531,609	$21,433,390	$5,518,870
Class T
Shares sold	1,158,045	262,396	$15,649,175	$2,707,886
Shares redeemed	(9,581)	(1,961)	(129,336)	(19,686)
Net increase (decrease)	1,148,464	260,435	$15,519,839	$2,688,200
Class B
Shares sold	332,078	169,923	$4,448,783	$1,745,697
Shares redeemed	(21,168)	(5,585)	(291,516)	(57,751)
Net increase (decrease)	310,910	164,338	$4,157,267	$1,687,946
Class C
Shares sold	856,991	322,125	$11,676,554	$3,329,826
Shares redeemed	(8,143)	(2,373)	(116,183)	(24,472)
Net increase (decrease)	848,848	319,752	$11,560,371	$3,305,354
International Small Cap Opportunities
Shares sold	70,832,543	19,620,455	$938,098,273	$205,992,728
Reinvestment of distributions	6,974	-	82,435	-
Shares redeemed	(5,936,304)	(646,558)	(80,212,069)	(6,587,124)
Net increase (decrease)	64,903,213	18,973,897	$857,968,639	$199,405,604
Institutional Class
Shares sold	995,115	274,003	$13,557,660	2,804,816
Reinvestment of distributions	83	-	980	-
Shares redeemed	(11,819)	-	(160,319)	-
Net increase (decrease)	983,379	274,003	$13,398,321	$2,804,816

AFor the period August 2, 2005 (commencement of operations) to October 31, 2005.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity International Small Cap Opportunities Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund's management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund's assets; (iii) the nature or level of services provided under the fund's management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund's management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund's portfolio manager would not change, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Agreement is fair and reasonable, and that the fund's Agreement should be approved.

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

(Fidelity Investment logo)(registered trademark)

AILS-USAN-0606
1.815093.100

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

International Small Cap Opportunities

Fund - Institutional Class

Semiannual Report

April 30, 2006

(2_fidelity_logos) (Registered_Trademark)

Institutional Class
is a class of Fidelity®
International Small Cap
Opportunities Fund

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time-tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d.
Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2005 to April 30, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2005	Ending Account Value April 30, 2006	Expenses Paid During Period* November 1, 2005 to April 30, 2006
Class A
Actual	$1,000.00	$1,472.00	$9.75
HypotheticalA	$1,000.00	$1,016.91	$7.95
Class T
Actual	$1,000.00	$1,471.10	$11.27
HypotheticalA	$1,000.00	$1,015.67	$9.20
Class B
Actual	$1,000.00	$1,467.70	$14.68
HypotheticalA	$1,000.00	$1,012.89	$11.98
Class C
Actual	$1,000.00	$1,467.70	$14.44
HypotheticalA	$1,000.00	$1,013.09	$11.78
International Small Cap Opportunities
Actual	$1,000.00	$1,475.40	$7.79
HypotheticalA	$1,000.00	$1,018.50	$6.36
Institutional Class
Actual	$1,000.00	$1,475.40	$7.49
HypotheticalA	$1,000.00	$1,018.74	$6.11

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.59%
Class T	1.84%
Class B	2.40%
Class C	2.36%
International Small Cap Opportunities	1.27%
Institutional Class	1.22%

Semiannual Report

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2006
Japan38.9%
Germany10.6%
France8.0%
United States of America6.6%
United Kingdom5.5%
Korea (South)5.4%
Australia4.1%
Sweden3.2%
Norway2.2%
Other15.5%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2005
Japan35.3%
France8.9%
Korea (South)8.1%
United Kingdom7.3%
United States of America7.3%
Germany6.7%
Australia5.7%
Norway3.1%
Finland3.1%
Other14.5%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.9	100.6
Short-Term Investments and Net Other Assets	2.1	(0.6)
Top Ten Stocks as of April 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Titanium Metals Corp. (United States of America, Metals & Mining)	2.1	1.4
Neopost SA (France, Office Electronics)	1.4	2.0
Silicon On Insulator Technologies SA (SOITEC) (France, Semiconductors & Semiconductor Equipment)	1.4	1.0
Techem AG (Germany, Commercial Services & Supplies)	1.4	0.5
JGC Corp. (Japan, Construction & Engineering)	1.3	1.1
SolarWorld AG (Germany, Electrical Equipment)	1.3	1.3
GigaMedia Ltd. (Singapore, Internet Software & Services)	1.2	0.0
Alstom SA (France, Electrical Equipment)	1.2	1.7
Deutz AG (Germany, Machinery)	1.2	0.0
KK daVinci Advisors (Japan, Real Estate)	1.2	0.0
	13.7
Market Sectors as of April 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	28.1	26.5
Information Technology	16.6	12.1
Materials	16.1	12.4
Financials	15.6	12.0
Consumer Discretionary	11.2	17.0
Energy	4.7	10.5
Health Care	3.2	3.8
Consumer Staples	2.4	5.9
Telecommunication Services	0.0	0.4

Semiannual Report

Investments April 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value (Note 1)
Australia - 4.1%
Coates Hire Ltd.	1,015,059	$4,749,912
CSL Ltd.	266,300	11,672,410
Downer EDI Ltd.	2,014,438	13,282,725
Dyno Nobel Ltd.	6,209,400	12,358,463
PMP Ltd. (a)	1,422,610	1,588,608
United Group Ltd.	500,000	5,017,488
Zinifex Ltd.	950,000	7,469,259
TOTAL AUSTRALIA		56,138,865
Austria - 1.0%
Andritz AG	76,474	13,409,266
Bermuda - 1.3%
Aquarius Platinum Ltd.:
(Australia)	316,310	4,550,996
(United Kingdom)	552,600	8,132,980
SeaDrill Ltd. (a)(d)	344,900	5,849,273
TOTAL BERMUDA		18,533,249
Cayman Islands - 1.3%
Kingboard Chemical Holdings Ltd.	3,599,000	9,492,674
Suntech Power Holdings Co. Ltd. sponsored ADR	251,600	8,627,364
TOTAL CAYMAN ISLANDS		18,120,038
China - 1.2%
Advanced Semiconductor Manufacturing Corp. Ltd. (H Shares)	1,686,000	419,690
China Techfaith Wireless Communication Technology Ltd. sponsored ADR (d)	488,600	6,649,846
Global Bio-Chem Technology Group Co. Ltd.	16,723,300	8,735,553
TOTAL CHINA		15,805,089
Finland - 2.1%
KCI Konecranes Oyj	734,000	13,603,691
Metso Corp.	389,900	15,495,396
TOTAL FINLAND		29,099,087
France - 8.0%
Alstom SA (a)	187,662	16,999,638
ALTEN (a)	282,691	10,699,713
Compagnie Generale de Geophysique SA (a)(d)	82,902	13,398,403
Ingenico SA	195,700	4,449,226
Legrand SA	217,300	6,360,432
Neopost SA	178,400	20,178,275
Silicon On Insulator Technologies SA (SOITEC) (a)	588,235	19,199,335
Common Stocks - continued
	Shares	Value (Note 1)
France - continued
Vallourec SA	7,500	$9,746,246
Zodiac SA	150,000	9,708,397
TOTAL FRANCE		110,739,665
Germany - 10.6%
Deutz AG (a)(d)	1,836,700	16,823,399
Fluxx AG (a)(d)	200,000	2,636,848
Grenkeleasing AG	3,024	230,821
Lanxess AG (a)	255,000	10,430,187
MG Technologies AG (d)	699,100	13,230,293
MLP AG	229,400	5,629,268
MPC Muenchmeyer Petersen Capital AG (d)	95,957	8,062,872
MTU Aero Engines Holding AG	119,850	4,348,764
Pfleiderer AG	233,312	7,038,102
Q-Cells AG	56,900	5,251,284
SolarWorld AG	57,600	17,949,747
Techem AG	426,400	19,103,228
United Internet AG	131,400	8,620,602
Wacker Chemie AG	90,200	11,835,286
Wincor Nixdorf AG	110,900	15,950,536
TOTAL GERMANY		147,141,237
Hong Kong - 1.1%
Guangzhou Investment Co. Ltd.	17,376,000	3,473,721
Hanny Holdings Ltd.	3,088,018	1,891,851
PYI Corp. Ltd.	15,387,508	6,350,847
SIM Technology Group	7,242,000	3,362,594
TOTAL HONG KONG		15,079,013
Italy - 0.8%
Banca Italease Spa (d)	190,000	11,568,573
Japan - 38.9%
Access Co. Ltd. (a)	1,233	11,044,215
Air Water, Inc. (d)	941,000	9,626,916
Alpen Co. Ltd.	140,000	5,692,207
ARRK Corp.	128,000	4,597,322
Asahi Glass Co. Ltd. (d)	480,000	6,777,958
Asics Corp.	470,000	5,732,865
Asset Managers Co. Ltd. (d)	3,916	11,451,399
Atrium Co. Ltd.	50,000	5,181,120
Chiyoda Corp.	186,000	4,181,427
Credit Saison Co. Ltd.	135,200	7,087,983
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Daiei, Inc. (a)(d)	255,000	$7,613,612
Dainippon Screen Manufacturing Co. Ltd. (d)	533,000	5,569,879
Diamond Lease Co. Ltd. (d)	33,000	1,767,728
Don Quijote Co. Ltd. (d)	96,200	8,202,872
EDION Corp. (d)	439,800	10,640,167
Elpida Memory, Inc. (a)(d)	133,000	6,096,685
Fujikura Ltd.	675,000	7,806,586
Furukawa Co. Ltd. (a)(d)	1,000,000	2,555,434
Furukawa Electric Co. Ltd. (a)	866,000	6,912,791
Haseko Corp. (a)(d)	1,500,000	5,690,450
Hisamitsu Pharmaceutical Co., Inc.	300,000	9,246,982
Hitachi Construction Machinery Co. Ltd.	200,000	5,462,130
Hitachi Metals Ltd.	708,000	7,908,461
Hokuhoku Financial Group, Inc.	2,081,000	8,479,333
Ichiyoshi Securities Co. Ltd. (d)	384,900	7,047,346
Intelligence Ltd.	2,143	6,341,963
Intelligent Wave, Inc. (d)	3,737	9,484,022
Izumiya Co. Ltd. (d)	492,000	4,653,208
Japan Asia Investment Co. Ltd.	2,000	15,473
Japan General Estate Co. Ltd.	446,500	8,371,263
Japan Steel Works Ltd. (d)	700,000	4,905,379
JGC Corp.	1,063,000	18,622,920
Joint Corp.	315,000	10,345,555
Kanto Tsukuba Bank Ltd. (a)(d)	453,000	7,427,012
Kenedix, Inc.	2,000	10,309,550
KK daVinci Advisors (a)(d)	14,621	16,306,187
Konaka Co. Ltd.	250,000	5,301,866
Kyushu-Shinwa Holdings, Inc. (a)(d)	1,255,000	2,700,110
Leopalace21 Corp.	100,000	3,899,012
Meiko Electronics Co. Ltd.	95,000	7,257,959
Meisei Industrial Co. Ltd. (a)	683,000	4,978,178
Miraial Co. Ltd.	56,200	5,305,379
Mitsubishi Logistics Corp.	300,000	4,573,436
Mitsui Engineering & Shipbuilding Co.	1,599,000	5,111,183
Nabtesco Corp.	607,000	7,691,776
NEOMAX Co. Ltd. (d)	114,000	3,273,590
NGK Insulators Ltd.	400,000	5,729,089
NGK Spark Plug Co. Ltd.	199,000	4,368,826
Nifco, Inc. (d)	125,000	2,590,560
Nippon Electric Glass Co. Ltd.	188,000	4,242,898
Nissan Chemical Industries Co. Ltd.	280,000	4,745,554
Nisshin Fudosan Co. Ltd. (d)	119,900	1,756,252
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
OMC Card, Inc.	855,500	$13,545,261
Organo Corp.	460,000	4,508,101
ORIX Corp.	38,110	11,445,550
OSG Corp.	90,600	1,921,396
Pal Co. Ltd. (d)	40,000	2,933,041
Promise Co. Ltd.	86,250	5,317,014
Ryohin Keikaku Co. Ltd.	95,200	8,543,965
Sankyo Seiki Manufacturing Co. Ltd.	327,000	4,005,840
Sojitz Corp. (a)(d)	500,000	3,192,097
Sugi Pharmacy Co. Ltd.	197,000	4,619,012
Sumco Corp.	228,600	13,670,832
Sumisho Lease Co. Ltd.	20,100	1,152,606
Sumitomo Titanium Corp. (d)	56,800	11,182,929
Sysmex Corp.	50,000	2,243,688
Take & Give Needs Co. Ltd. (a)	5,034	7,647,702
Teijin Ltd.	1,155,000	7,921,449
The Daimaru, Inc.	472,000	6,872,237
THK Co. Ltd.	149,000	4,867,443
Toho Tenax Co. Ltd. (a)(d)	1,305,000	12,136,071
Toho Titanium Co. Ltd. (d)	66,000	4,920,659
Tokai Carbon Co. Ltd.	500,000	3,113,063
Tokuyama Corp.	715,000	11,797,893
Tokyo Seimitsu Co. Ltd.	53,400	3,174,692
Tokyo Tomin Bank Ltd.	25,600	1,279,157
Tokyu Land Corp.	265,000	2,254,973
Toray Industries, Inc.	1,220,000	11,431,307
UFJ Central Leasing Co. Ltd.	39,800	2,474,503
Urban Corp. (d)	466,700	6,926,218
Valor Co. Ltd.	44,000	896,422
Venture Link Co. Ltd. (a)(d)	1,548,200	6,553,084
Yamada Denki Co. Ltd.	50,000	5,448,957
Yaskawa Electric Corp. (a)	231,000	2,841,985
Zeon Corp.	400,000	5,434,029
TOTAL JAPAN		538,955,244
Korea (South) - 5.4%
China Lotsynergy Holding Ltd. (a)	11,890,000	2,453,665
Daegu Bank Co. Ltd.	304,900	5,722,029
Daewoo Securities Co. Ltd. (a)	413,920	7,504,675
Daishin Securities Co. Ltd.	235,210	5,499,000
Hyundai Department Store Co. Ltd.	86,410	8,291,477
Hyundai Engineering & Construction Co. Ltd. (a)	100,000	6,223,826
Common Stocks - continued
	Shares	Value (Note 1)
Korea (South) - continued
Korea Investment Holdings Co. Ltd.	218,460	$9,357,776
LG Card Co. Ltd. (a)	113,800	6,093,306
NHN Corp. (a)	23,867	8,477,386
Samsung Securities Co. Ltd.	107,760	6,763,923
Shinhan Financial Group Co. Ltd.	156,130	7,780,429
TOTAL KOREA (SOUTH)		74,167,492
Luxembourg - 0.5%
Acergy SA (a)	434,600	7,062,250
Netherlands - 0.2%
Fugro NV (Certificaten Van Aandelen) unit	77,700	3,262,445
Norway - 2.2%
Deep Ocean ASA (a)(d)	522,500	1,840,087
Fred Olsen Energy ASA (a)	98,900	4,678,722
Petroleum Geo-Services ASA (a)(d)	216,550	12,194,951
ProSafe ASA	50,000	2,969,911
TANDBERG Television ASA (a)	400,000	8,049,596
TOTAL NORWAY		29,733,267
Singapore - 1.2%
GigaMedia Ltd. (a)	2,063,020	17,061,175
South Africa - 1.9%
African Bank Investments Ltd.	500,000	2,794,179
Anglogold Ashanti Ltd. sponsored ADR (d)	229,900	12,570,932
Steinhoff International Holdings Ltd.	2,821,000	11,180,778
TOTAL SOUTH AFRICA		26,545,889
Spain - 1.8%
Abengoa SA	200,000	6,240,121
Azucarera Ebro Agricolas SA	700,000	13,847,870
Banco Pastor SA	90,000	5,301,579
TOTAL SPAIN		25,389,570
Sweden - 3.2%
Bergman & Beving AB (B Shares)	300,000	6,359,992
Boliden AB (d)	545,000	11,072,569
HIQ International AB (d)	584,400	3,534,117
Lindex AB (a)	1,000,000	14,812,802
Modern Times Group AB (MTG) (B Shares) (a)	143,100	7,856,547
TOTAL SWEDEN		43,636,027
Common Stocks - continued
	Shares	Value (Note 1)
Switzerland - 0.7%
SEZ Holding AG (a)	200,000	$5,079,416
Sulzer AG (Reg.) (d)	6,000	5,060,066
TOTAL SWITZERLAND		10,139,482
Thailand - 0.4%
Krung Thai Bank Public Co. Ltd.	3,449,200	1,130,433
Siam City Bank PLC (For. Reg.)	6,816,200	4,322,557
TOTAL THAILAND		5,452,990
United Kingdom - 5.5%
AMEC PLC	1,054,600	7,568,291
CSR PLC (a)	194,246	4,282,957
EMI Group PLC	1,999,000	10,280,807
Expro International Group PLC	400,846	5,424,338
Hunting PLC	1,204,280	8,774,241
Meggitt PLC	2,634,431	16,167,289
Optos PLC	2,000,000	8,881,662
Renovo Group PLC	5,837,663	12,083,707
Xansa PLC	1,500,000	2,544,131
TOTAL UNITED KINGDOM		76,007,423
United States of America - 4.5%
Allegheny Technologies, Inc.	70,000	4,853,800
Allied Waste Industries, Inc. (a)	800,000	11,328,000
Hexcel Corp. (a)	612,700	13,534,543
RTI International Metals, Inc. (a)	53,300	3,205,462
Titanium Metals Corp. (a)(d)	414,800	29,720,417
TOTAL UNITED STATES OF AMERICA		62,642,222
TOTAL COMMON STOCKS (Cost $1,145,711,728)		1,355,689,558
Money Market Funds - 16.9%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 4.8% (b)	57,411,887	$57,411,887
Fidelity Securities Lending Cash Central Fund, 4.83% (b)(c)	176,482,087	176,482,087
TOTAL MONEY MARKET FUNDS (Cost $233,893,974)		233,893,974
TOTAL INVESTMENT PORTFOLIO - 114.8% (Cost $1,379,605,702)		1,589,583,532
NET OTHER ASSETS - (14.8)%		(204,615,946)
NET ASSETS - 100%		$1,384,967,586
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$576,679
Fidelity Securities Lending Cash Central Fund	770,742
Total	$1,347,421
Income Tax Information
At October 31, 2005, the fund had a capital loss carryforward of approximately $3,072,229 all of which will expire on October 31, 2013.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

April 30, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $170,005,450) - See accompanying schedule: Unaffiliated issuers (cost $1,145,711,728)	$1,355,689,558
Affiliated Central Funds (cost $233,893,974)	233,893,974
Total Investments (cost $1,379,605,702)		$1,589,583,532
Foreign currency held at value (cost $3,477,123)		3,533,510
Receivable for investments sold		38,767,460
Receivable for fund shares sold		13,534,016
Dividends receivable		2,147,065
Interest receivable		89,129
Prepaid expenses		22,523
Other affiliated receivables		1,087
Other receivables		686,313
Total assets		1,648,364,635

Liabilities
Payable for investments purchased	$84,772,234
Payable for fund shares redeemed	754,796
Accrued management fee	916,819
Distribution fees payable	32,000
Other affiliated payables	242,391
Other payables and accrued expenses	196,722
Collateral on securities loaned, at value	176,482,087
Total liabilities		263,397,049

Net Assets		$1,384,967,586
Net Assets consist of:
Paid in capital		$1,140,045,448
Undistributed net investment income		1,489,708
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		33,318,004
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		210,114,426
Net Assets		$1,384,967,586

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2006 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($32,427,009 ÷ 2,116,434 shares)	$15.32

Maximum offering price per share (100/94.25 of $15.32)	$16.25
Class T: Net Asset Value and redemption price per share ($21,520,840 ÷ 1,408,899 shares)	$15.27

Maximum offering price per share (100/96.50 of $15.27)	$15.82
Class B: Net Asset Value and offering price per share ($7,232,499 ÷ 475,248 shares)A	$15.22

Class C: Net Asset Value and offering price per share ($17,783,923 ÷ 1,168,600 shares)A	$15.22

International Small Cap Opportunities: Net Asset Value, offering price and redemption price per share ($1,286,718,274 ÷ 83,877,110 shares)	$15.34

Institutional Class: Net Asset Value, offering price and redemption price per share ($19,285,041 ÷ 1,257,382 shares)	$15.34

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Six months ended April 30, 2006 (Unaudited)

Investment Income
Dividends		$4,832,856
Interest		3,266
Income from affiliated Central Funds (including $770,742 from security lending)		1,347,421
		6,183,543
Less foreign taxes withheld		(420,276)
Total income		5,763,267

Expenses
Management fee	$3,283,284
Transfer agent fees	835,303
Distribution fees	107,042
Accounting and security lending fees	196,072
Independent trustees' compensation	1,093
Custodian fees and expenses	192,953
Registration fees	231,992
Audit	33,047
Legal	822
Miscellaneous	2,579
Total expenses before reductions	4,884,187
Expense reductions	(586,748)	4,297,439
Net investment income (loss)		1,465,828
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	36,888,818
Investment not meeting investment restrictions	35,982
Foreign currency transactions	(207,383)
Total net realized gain (loss)		36,717,417
Change in net unrealized appreciation (depreciation) on: Investment securities	208,779,811
Assets and liabilities in foreign currencies	139,595
Total change in net unrealized appreciation (depreciation)		208,919,406
Net gain (loss)		245,636,823
Net increase (decrease) in net assets resulting from operations		$247,102,651

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2006 (Unaudited)	August 2, 2005 (commencement of operations) to October 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,465,828	$25,230
Net realized gain (loss)	36,717,417	(3,306,632)
Change in net unrealized appreciation (depreciation)	208,919,406	1,195,020
Net increase (decrease) in net assets resulting from operations	247,102,651	(2,086,382)
Distributions to shareholders from net realized gain	(90,957)	-
Share transactions - net increase (decrease)	924,037,827	215,410,790
Redemption fees	461,578	132,079
Total increase (decrease) in net assets	1,171,511,099	213,456,487

Net Assets
Beginning of period	213,456,487	-
End of period (including undistributed net investment income of $1,489,708 and undistributed net investment income of $25,213, respectively)	$1,384,967,586	$213,456,487

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class A

	Six months ended April 30, 2006	Year ended October 31,
	(Unaudited)	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$10.41	$10.00
Income from Investment Operations
Net investment income (loss) E	.01	- I
Net realized and unrealized gain (loss)	4.89	.40 F
Total from investment operations	4.90	.40
Distributions from net realized gain	-I	-
Redemption fees added to paid in capital E	.01	.01
Net asset value, end of period	$15.32	$10.41
Total Return B, C, D	47.20%	4.10%
Ratios to Average Net Assets H
Expenses before reductions	1.59% A	2.67% A
Expenses net of fee waivers, if any	1.59% A	1.65% A
Expenses net of all reductions	1.44% A	1.54% A
Net investment income (loss)	.10% A	(.09)% A
Supplemental Data
Net assets, end of period (000 omitted)	$32,427	$5,533
Portfolio turnover rate	144% A	46%

AAnnualized

BTotal returns for periods of less than one year are not annualized.

CTotal returns would have been lower had certain expenses not been reduced during the periods shown.

DTotal returns do not include the effect of the sales charges.

ECalculated based on average shares outstanding during the period.

FThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

GFor the period August 2, 2005 (commencement of operations) to October 31, 2005.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

IAmount represents less than $.01 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class T

	Six months ended April 30, 2006	Year ended October 31,
	(Unaudited)	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$10.38	$10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	(.01)
Net realized and unrealized gain (loss)	4.89	.38 F
Total from investment operations	4.88	.37
Redemption fees added to paid in capital E	.01	.01
Net asset value, end of period	$15.27	$10.38
Total Return B, C, D	47.11%	3.80%
Ratios to Average Net Assets H
Expenses before reductions	1.84% A	2.92% A
Expenses net of fee waivers, if any	1.84% A	1.90% A
Expenses net of all reductions	1.68% A	1.78% A
Net investment income (loss)	(.15)% A	(.33)% A
Supplemental Data
Net assets, end of period (000 omitted)	$21,521	$2,704
Portfolio turnover rate	144% A	46%

AAnnualized

BTotal returns for periods of less than one year are not annualized.

CTotal returns would have been lower had certain expenses not been reduced during the periods shown.

DTotal returns do not include the effect of the sales charges.

ECalculated based on average shares outstanding during the period.

FThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

GFor the period August 2, 2005 (commencement of operations) to October 31, 2005.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class B

	Six months ended April 30, 2006	Year ended October 31,
	(Unaudited)	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$10.37	$10.00
Income from Investment Operations
Net investment income (loss) E	(.05)	(.02)
Net realized and unrealized gain (loss)	4.89	.38 F
Total from investment operations	4.84	.36
Redemption fees added to paid in capital E	.01	.01
Net asset value, end of period	$15.22	$10.37
Total Return B, C, D	46.77%	3.70%
Ratios to Average Net Assets H
Expenses before reductions	2.42% A	3.43% A
Expenses net of fee waivers, if any	2.40% A	2.40% A
Expenses net of all reductions	2.25% A	2.27% A
Net investment income (loss)	(.72)% A	(.82)% A
Supplemental Data
Net assets, end of period (000 omitted)	$7,232	$1,705
Portfolio turnover rate	144% A	46%

AAnnualized

BTotal returns for periods of less than one year are not annualized.

CTotal returns would have been lower had certain expenses not been reduced during the periods shown.

DTotal returns do not include the effect of the contingent deferred sales charge.

ECalculated based on average shares outstanding during the period.

FThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

GFor the period August 2, 2005 (commencement of operations) to October 31, 2005.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class C

	Six months ended April 30, 2006	Year ended October 31,
	(Unaudited)	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$10.37	$10.00
Income from Investment Operations
Net investment income (loss) E	(.04)	(.02)
Net realized and unrealized gain (loss)	4.88	.38 F
Total from investment operations	4.84	.36
Redemption fees added to paid in capital E	.01	.01
Net asset value, end of period	$15.22	$10.37
Total Return B, C, D	46.77%	3.70%
Ratios to Average Net Assets H
Expenses before reductions	2.36% A	3.32% A
Expenses net of fee waivers, if any	2.36% A	2.40% A
Expenses net of all reductions	2.20% A	2.29% A
Net investment income (loss)	(.67)% A	(.84)% A
Supplemental Data
Net assets, end of period (000 omitted)	$17,784	$3,317
Portfolio turnover rate	144% A	46%

AAnnualized

BTotal returns for periods of less than one year are not annualized.

CTotal returns would have been lower had certain expenses not been reduced during the periods shown.

DTotal returns do not include the effect of the contingent deferred sales charge.

ECalculated based on average shares outstanding during the period.

FThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

GFor the period August 2, 2005 (commencement of operations) to October 31, 2005.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

	Six months ended April 30, 2006	Year ended October 31,
	(Unaudited)	2005 F
Selected Per-Share Data
Net asset value, beginning of period	$10.40	$10.00
Income from Investment Operations
Net investment income (loss)D	.03	- H
Net realized and unrealized gain (loss)	4.90	.39 E
Total from investment operations	4.93	.39
Distributions from net realized gain	-H	-
Redemption fees added to paid in capital D	.01	.01
Net asset value, end of period	$15.34	$10.40
Total Return B, C	47.54%	4.00%
Ratios to Average Net Assets G
Expenses before reductions	1.22% A	2.25% A
Expenses net of fee waivers, if any	1.22% A	1.40% A
Expenses net of all reductions	1.07% A	1.29% A
Net investment income (loss)	.47% A	.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$19,285	$2,849
Portfolio turnover rate	144% A	46%

AAnnualized

BTotal returns for periods of less than one year are not annualized.

CTotal returns would have been lower had certain expenses not been reduced during the periods shown.

DCalculated based on average shares outstanding during the period.

EThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

FFor the period August 2, 2005 (commencement of operations) to October 31, 2005.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

HAmount represents less than $.01 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - International Small Cap Opportunities

	Six months ended April 30, 2006	Year ended October 31,
	(Unaudited)	2005 F
Selected Per-Share Data
Net asset value, beginning of period	$10.40	$10.00
Income from Investment Operations
Net investment income (loss) D	.03	- H
Net realized and unrealized gain (loss)	4.90	.39 E
Total from investment operations	4.93	.39
Distributions from net realized gain	-H	-
Redemption fees added to paid in capital D	.01	.01
Net asset value, end of period	$15.34	$10.40
Total Return B, C	47.54%	4.00%
Ratios to Average Net Assets G
Expenses before reductions	1.27% A	2.25% A
Expenses net of fee waivers, if any	1.27% A	1.40% A
Expenses net of all reductions	1.11% A	1.31% A
Net investment income (loss)	.42% A	.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$1,286,718	$197,349
Portfolio turnover rate	144% A	46%

AAnnualized

BTotal returns for periods of less than one year are not annualized.

CTotal returns would have been lower had certain expenses not been reduced during the periods shown.

DCalculated based on average shares outstanding during the period.

EThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

FFor the period August 2, 2005 (commencement of operations) to October 31, 2005.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

HAmount represents less than $.01 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended April 30, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity International Small Cap Opportunities Fund (the fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, International Small Cap Opportunities and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

1. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$232,601,339
Unrealized depreciation	(23,448,893)
Net unrealized appreciation (depreciation)	$209,152,446
Cost for federal income tax purposes	$1,380,431,086

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a redemption fee equal to 2.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,433,629,476 and $538,440,813, respectively.

The fund realized a gain on the sale of an investment not meeting the investment restrictions of the fund.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the investment performance of the International Small Cap Opportunities class as compared to an appropriate benchmark index. The fund's performance adjustment will not take effect until August 2006. Subsequent months will be added until the performance period includes 36 months. For the period, the total annualized management fee rate was ..87% of the fund's average net assets.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:
	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$19,991	$1,891
Class T	.25%	.25%	24,356	5,194
Class B	.75%	.25%	19,980	16,296
Class C	.75%	.25%	42,715	37,285
			$107,042	$60,666

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$55,970
Class T	10,067
Class B*	1,478
Class C*	455
$67,970

*When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund, except for International Small Cap Opportunities. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for International Small Cap Opportunities shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets
Class A	$23,247	.29*
Class T	13,991	.29*
Class B	7,360	.37*
Class C	12,941	.30*
International Small Cap Opportunities	769,405	.22*
Institutional Class	8,359	.17*
	$835,303

* Annualized

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,889 for the period.

Semiannual Report

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $199 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following class was in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class B	2.40%	$413

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $586,335 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2006	Year ended October 31, 2005
From net realized gain
Class A	$2,067	$-
International Small Cap Opportunities	87,898	-
Institutional Class	992	-
Total	$90,957	$-

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2006	Year ended October 31, 2005 A	Six months ended April 30, 2006	Year ended October 31, 2005 A
Class A
Shares sold	1,638,678	533,911	$22,157,859	$5,543,122
Reinvestment of distributions	162	-	1,916	-
Shares redeemed	(54,015)	(2,302)	(726,385)	(24,252)
Net increase (decrease)	1,584,825	531,609	$21,433,390	$5,518,870
Class T
Shares sold	1,158,045	262,396	$15,649,175	$2,707,886
Shares redeemed	(9,581)	(1,961)	(129,336)	(19,686)
Net increase (decrease)	1,148,464	260,435	$15,519,839	$2,688,200
Class B
Shares sold	332,078	169,923	$4,448,783	$1,745,697
Shares redeemed	(21,168)	(5,585)	(291,516)	(57,751)
Net increase (decrease)	310,910	164,338	$4,157,267	$1,687,946
Class C
Shares sold	856,991	322,125	$11,676,554	$3,329,826
Shares redeemed	(8,143)	(2,373)	(116,183)	(24,472)
Net increase (decrease)	848,848	319,752	$11,560,371	$3,305,354
International Small Cap Opportunities
Shares sold	70,832,543	19,620,455	$938,098,273	$205,992,728
Reinvestment of distributions	6,974	-	82,435	-
Shares redeemed	(5,936,304)	(646,558)	(80,212,069)	(6,587,124)
Net increase (decrease)	64,903,213	18,973,897	$857,968,639	$199,405,604
Institutional Class
Shares sold	995,115	274,003	$13,557,660	2,804,816
Reinvestment of distributions	83	-	980	-
Shares redeemed	(11,819)	-	(160,319)	-
Net increase (decrease)	983,379	274,003	$13,398,321	$2,804,816

AFor the period August 2, 2005 (commencement of operations) to October 31, 2005.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity International Small Cap Opportunities Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund's management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund's assets; (iii) the nature or level of services provided under the fund's management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund's management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund's portfolio manager would not change, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Agreement is fair and reasonable, and that the fund's Agreement should be approved.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

(Fidelity Investment logo)(registered trademark)

AILSI-USAN-0606
1.815084.100

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Investment Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Investment Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Investment Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 23, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	June 23, 2006